UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08274

MassMutual Select Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA		01111
(Address of principal executive offices)		(Zip code)

Frederick C. Castellani 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/06

Date of reporting period:	9/30/06

Item 1. Schedule of Investments.

MassMutual Select Strategic Bond
Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 0.1%
PREFERRED STOCK — 0.1%
Automotive & Parts
General Motors Corp.	5,000	$93,650
General Motors Corp., Series B	4,800	96,576

TOTAL PREFERRED STOCK (Cost $155,943)		190,226

TOTAL EQUITIES (Cost $155,943)		190,226

		Principal
		Amount	Market Value
BONDS & NOTES — 96.5%
CORPORATE DEBT — 22.2%
Advertising — 0.1%

Lamar Media Corp. (a) 6.625%	08/15/2015	$90,000	$86,287

Aerospace & Defense — 0.0%

DRS Technologies, Inc. 6.625%	02/01/2016	55,000	54,037

Apparel, Textiles & Shoes — 0.0%

Oxford Industries, Inc. 8.875%	06/01/2011	25,000	25,500

Automotive & Parts — 0.5%

DaimlerChrysler NA Holding 5.875%	03/15/2011	290,000	290,381
DaimlerChrysler NA Holding 7.200%	09/01/2009	65,000	67,727
DaimlerChrysler NA Holding MTN 5.750%	05/18/2009	140,000	140,577
Ford Motor Co. 6.625%	10/01/2028	40,000	29,850
Ford Motor Co. (b) 7.450%	07/16/2031	190,000	146,775
General Motors Corp. (b) 8.250%	07/15/2023	80,000	69,300
General Motors Corp. (b) 8.375%	07/15/2033	200,000	173,000
General Motors Corp. EUR (c) 8.375%	07/05/2033	40,000	44,934
Visteon Corp. (b) 8.250%	08/01/2010	90,000	87,750
			1,050,294

1

Banking, Savings & Loans — 4.3%

Aiful Corp. (a) 5.000%	08/10/2010	$320,000	$311,159
Bank of America Corp. 5.375%	08/15/2011	350,000	353,059
Bank One Corp. 2.625%	06/30/2008	205,000	196,274
Citigroup, Inc. 5.100%	09/29/2011	860,000	857,382
Di Finance/Dyncorp International, Series B 9.500%	02/15/2013	40,000	41,400
Glitnir Banki HF (a) 6.330%	07/28/2011	290,000	295,995
Glitnir Banki HF (a) 6.693%	06/15/2016	420,000	429,492
GMAC LLC 0.000%	06/15/2015	310,000	165,609
International Finance Corp. 5.125%	05/02/2011	2,000,000	2,018,508
JP Morgan Chase & Co. 5.125%	09/15/2014	1,070,000	1,049,229
Landsbanki Islands HF (a) 6.100%	08/25/2011	670,000	677,016
Rabobank Capital Fund II (a) 5.260%	12/31/2049	10,000	9,787
Rabobank Capital Funding Trust (a) 5.254%	12/31/2049	95,000	91,697
Resona Preferred Global Securities (a) 7.191%	12/31/2049	230,000	238,050
Shinsei Finance Cayman Ltd. (a) 6.418%	07/20/2049	300,000	297,953
Wachovia Capital Trust III 5.800%	03/15/2042	230,000	230,624
Wachovia Corp. 5.250%	08/01/2014	990,000	979,083
Wells Fargo & Co. 5.300%	08/26/2011	940,000	946,278
			9,188,595

Broadcasting, Publishing & Printing — 1.2%

Clear Channel Communications, Inc. 4.250%	05/15/2009	50,000	48,322
Clear Channel Communications, Inc. 4.625%	01/15/2008	10,000	9,871
Clear Channel Communications, Inc. 5.500%	09/15/2014	345,000	320,536
Clear Channel Communications, Inc. 6.250%	03/15/2011	10,000	10,031
Comcast Corp. 6.500%	01/15/2015	805,000	840,313
Comcast Corp. 6.500%	01/15/2017	290,000	302,714
Cox Communications, Inc. 3.875%	10/01/2008	75,000	72,690

2

CSC Holdings, Inc. 7.625%	07/15/2018	$55,000	$56,306
CSC Holdings, Inc. 7.875%	02/15/2018	5,000	5,187
Echostar DBS Corp. (a) 7.000%	10/01/2013	25,000	24,437
Entercom Radio LLC/Entercom Capital, Inc. 7.625%	03/01/2014	20,000	19,525
Kabel Deutschland GMBH (a) 10.625%	07/01/2014	50,000	53,625
News America, Inc. 6.200%	12/15/2034	170,000	162,372
Rogers Cable, Inc. 6.750%	03/15/2015	40,000	40,400
Shaw Communications, Inc. 7.250%	04/06/2011	20,000	20,450
Sun Media Corp. 7.625%	02/15/2013	25,000	25,250
Time Warner Entertainment Co., LP 8.375%	07/15/2033	210,000	247,673
Viacom, Inc. (a) 5.750%	04/30/2011	240,000	239,521
			2,499,223

Chemicals — 0.1%

Georgia Gulf Corp. (a) 9.500%	10/15/2014	20,000	19,925
Graham Packaging Co. (b) 9.875%	10/15/2014	45,000	44,212
Lyondell Chemical Co. 8.000%	09/15/2014	25,000	25,312
Lyondell Chemical Co. 8.250%	09/15/2016	15,000	15,225
Westlake Chemicals 6.625%	01/15/2016	20,000	19,000
			123,674

Commercial Services — 0.3%

Amerigas Partners, LP 7.250%	05/20/2015	30,000	29,887
Ashtead Capital, Inc. (a) 9.000%	08/15/2016	31,000	32,240
H&E Equipment Services (a) 8.375%	07/15/2016	20,000	20,500
Hertz Corp. (a) 8.875%	01/01/2014	30,000	31,425
Service Corp. International (a) 7.375%	10/01/2014	5,000	5,031
Service Corp. International (a) 7.625%	10/01/2018	5,000	5,031
Service Corp. International (a) 8.000%	06/15/2017	30,000	28,725

3

Waste Management, Inc. 6.375%	11/15/2012	$400,000	$417,853
Waste Management, Inc. 6.500%	11/15/2008	90,000	92,155
			662,847

Communications — 0.2%

Echostar DBS Corp. 6.625%	10/01/2014	45,000	42,806
Echostar DBS Corp. (a) 7.125%	02/01/2016	40,000	38,650
Intelsat Bermuda Ltd. (a) 9.250%	06/15/2016	40,000	42,050
Intelsat Ltd. 7.625%	04/15/2012	45,000	39,375
SBC Communications, Inc. 5.100%	09/15/2014	230,000	222,225
			385,106

Computer Software/Services — 0.0%

UGS Corp. 10.000%	06/01/2012	40,000	43,200

Computers & Information — 0.0%

Xerox Corp. 6.750%	02/01/2017	40,000	40,600

Computers & Office Equipment — 0.2%

Electronic Data Systems Corp. 7.125%	10/15/2009	480,000	502,046

Electric Utilities — 2.2%

AES Corp. 7.750%	03/01/2014	340,000	353,600
AES Corp. 8.875%	02/15/2011	10,000	10,700
CE Electric UK Funding Co. (a) 6.995%	12/30/2007	1,000,000	1,017,444
Dominion Resources, Inc. 4.750%	12/15/2010	30,000	29,253
Dominion Resources, Inc. 5.700%	09/17/2012	370,000	372,229
Duke Energy Corp. 5.625%	11/30/2012	565,000	573,043
Duke Energy Corp. 6.250%	01/15/2012	50,000	52,044
Exelon Corp. 5.625%	06/15/2035	570,000	538,175
FirstEnergy Corp., Series B 6.450%	11/15/2011	230,000	239,930

4

FirstEnergy Corp., Series C 7.375%	11/15/2031	$735,000	$849,767
Oncor Electric Delivery Co. 6.375%	01/15/2015	5,000	5,162
Pacific Gas & Electric Co. 6.050%	03/01/2034	260,000	261,511
TXU Corp., Series P 5.550%	11/15/2014	220,000	207,851
TXU Corp., Series R 6.550%	11/15/2034	215,000	202,503
			4,713,212

Electrical Equipment & Electronics — 0.0%

DirecTV Holdings LLC/DirecTV Financing Co. 8.375%	03/15/2013	55,000	56,994

Energy — 2.9%

Amerada Hess Corp. 7.300%	08/15/2031	745,000	838,893
Anadarko Petroleum Corp. 5.790%	09/15/2009	480,000	480,585
Anadarko Petroleum Corp. 6.450%	09/15/2036	310,000	316,643
Chesapeake Energy Corp. 6.375%	06/15/2015	20,000	19,100
Chesapeake Energy Corp. 6.500%	08/15/2017	40,000	37,500
Conoco, Inc. 6.950%	04/15/2029	560,000	645,827
Devon Energy Corp. 7.950%	04/15/2032	435,000	537,146
Dynegy Holdings, Inc. 8.750%	02/15/2012	5,000	5,181
El Paso Corp. MTN 7.750%	01/15/2032	380,000	389,500
El Paso Corp. MTN 7.800%	08/01/2031	52,000	53,300
Kerr - McGee Corp. 7.875%	09/15/2031	720,000	870,391
Kinder Morgan Energy Partners LP 5.000%	12/15/2013	100,000	94,976
Kinder Morgan Energy Partners LP 6.300%	02/01/2009	60,000	60,965
Kinder Morgan Energy Partners LP 6.750%	03/15/2011	60,000	62,513
Kinder Morgan Energy Partners LP 7.125%	03/15/2012	20,000	21,202
Pemex Project Funding Master Trust (a) 6.625%	06/15/2035	190,000	186,675
Petrobras International Finance Co. 6.125%	10/06/2016	300,000	298,671
Plains Exploration & Production Co. 7.125%	06/15/2014	25,000	26,125

5

Suburban Propane Partners 6.875%	12/15/2013	$80,000	$77,200
Williams Cos., Inc. 7.750%	06/15/2031	210,000	210,000
Williams Cos., Inc. Series A 7.500%	01/15/2031	525,000	518,437
XTO Energy, Inc. 6.250%	04/15/2013	445,000	459,004
XTO Energy, Inc. 7.500%	04/15/2012	40,000	43,612
			6,253,446

Entertainment & Leisure — 0.5%

AMC Entertainment, Inc. 11.000%	02/01/2016	30,000	32,700
Liberty Media Corp. 7.875%	07/15/2009	990,000	1,036,444
			1,069,144

Financial Services — 6.4%

Anadarko Finance Co., Series B 7.500%	05/01/2031	180,000	205,816
Apache Finance Canada Corp. 4.375%	05/15/2015	385,000	356,577
Banque Paribas - New York 6.875%	03/01/2009	110,000	114,116
ChevronTexaco Capital Co. 3.500%	09/17/2007	150,000	147,670
Citigroup, Inc. 4.125%	02/22/2010	175,000	169,751
Credit Suisse USA, Inc. 5.500%	08/16/2011	210,000	211,883
Deutsche Telekom International Finance BV 5.750%	03/23/2016	200,000	195,676
E*TRADE Financial Corp. 7.375%	09/15/2013	40,000	40,900
El Paso Performance-Linked Trust (a) 7.750%	07/15/2011	650,000	667,875
Ford Motor Credit Co. 4.950%	01/15/2008	110,000	106,968
Ford Motor Credit Co. 7.250%	10/25/2011	80,000	75,446
Ford Motor Credit Co. 7.375%	10/28/2009	2,625,000	2,550,985
Ford Motor Credit Co. 7.375%	02/01/2011	130,000	124,778
Ford Motor Credit Co. (a) 10.640%	06/15/2011	298,000	311,381
General Electric Capital Corp. 4.125%	09/01/2009	340,000	331,647
General Electric Capital Corp. 4.250%	01/15/2008	230,000	227,439

6

General Motors Acceptance Corp. 5.125%	05/09/2008	$200,000	$195,986
General Motors Acceptance Corp. (b) 5.625%	05/15/2009	780,000	760,633
General Motors Acceptance Corp. 5.850%	01/14/2009	240,000	235,310
General Motors Acceptance Corp. 6.125%	08/28/2007	1,320,000	1,318,119
General Motors Acceptance Corp. 7.750%	01/19/2010	110,000	112,711
General Motors Acceptance Corp. MTN 4.375%	12/10/2007	140,000	136,678
General Motors Acceptance Corp. MTN 6.311%	11/30/2007	50,000	49,446
Goldman Sachs Group, Inc. 4.500%	06/15/2010	320,000	312,680
Goldman Sachs Group, Inc. 5.000%	01/15/2011	100,000	98,891
Household Finance Corp. 4.625%	01/15/2008	560,000	556,142
Household Finance Corp. Series MTN 4.125%	11/16/2009	300,000	290,936
ILFC E-Capital Trust I (a) 5.900%	12/21/2065	100,000	100,734
ILFC E-Capital Trust II (a) 6.250%	12/21/2065	10,000	9,997
Kaupthing Bank (a) 6.190%	04/12/2011	690,000	690,103
Kaupthing Bank (Iceland) (a) 7.125%	05/19/2016	150,000	157,677
Lehman Brothers Holdings, Inc. 4.000%	01/22/2008	415,000	408,385
Morgan Stanley 3.625%	04/01/2008	110,000	107,453
Morgan Stanley 5.625%	01/09/2012	510,000	516,608
MUFG Capital Finance 1 Ltd. 6.346%	07/29/2049	180,000	181,460
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 7.125%	06/15/2014	20,000	20,400
Sprint Capital Corp. 6.000%	01/15/2007	755,000	755,809
Sprint Capital Corp. 8.375%	03/15/2012	30,000	33,623
Telecom Italia Capital SA 4.950%	09/30/2014	100,000	91,844
Telecom Italia Capital SA 5.250%	10/01/2015	150,000	138,991
TNK-BP Finance SA (a) 7.500%	07/18/2016	400,000	417,886
Ventas Realty Corp. REIT 6.500%	06/01/2016	35,000	34,781
Ventas Realty Corp. REIT 7.125%	06/01/2015	20,000	20,575
Verizon Global Funding Corp. 7.375%	09/01/2012	220,000	240,634
			13,833,400

7

Forest Products & Paper — 0.4%

Weyerhaeuser Co. 6.750%	03/15/2012	$870,000	$909,265

Healthcare — 0.4%

DaVita, Inc. (b) 7.250%	03/15/2015	110,000	108,075
HCA, Inc. 5.750%	03/15/2014	140,000	109,900
HCA, Inc. 6.250%	02/15/2013	155,000	129,425
HCA, Inc. 6.300%	10/01/2012	14,000	11,848
HCA, Inc. 6.375%	01/15/2015	170,000	137,275
HCA, Inc. 6.500%	02/15/2016	94,000	75,200
Tenet Healthcare Corp. 9.250%	02/01/2015	274,000	263,725
Tenet Healthcare Corp. 9.875%	07/01/2014	30,000	29,888
			865,336

Industrial - Diversified — 0.4%

Jacuzzi Brands, Inc. 9.625%	07/01/2010	35,000	37,100
Tyco International Group SA 6.000%	11/15/2013	310,000	320,797
Tyco International Group SA 6.375%	10/15/2011	115,000	120,553
Tyco International Group SA 6.875%	01/15/2029	330,000	367,369
Tyco International Group SA 7.000%	06/15/2028	10,000	11,375
			857,194

Insurance — 0.0%

ASIF Global Financing (a) 4.900%	01/17/2013	20,000	19,545

Lodging — 0.2%

Boyd Gaming Corp. 7.125%	02/01/2016	50,000	48,375
Inn of the Mountain Gods Resort & Casino 12.000%	11/15/2010	50,000	52,375
MGM Mirage 6.625%	07/15/2015	20,000	19,200

8

MGM Mirage 6.750%	09/01/2012	$10,000	$9,863
MGM Mirage 8.375%	02/01/2011	95,000	99,042
Station Casinos, Inc. 6.625%	03/15/2018	10,000	9,025
Station Casinos, Inc. 7.750%	08/15/2016	75,000	77,813
			315,693

Media - Broadcasting & Publishing — 0.4%

AOL Time Warner, Inc. 6.875%	05/01/2012	375,000	396,521
AOL Time Warner, Inc. 7.700%	05/01/2032	400,000	446,695
			843,216

Medical Supplies — 0.0%

Fresenius Medical Care Capital Trust II 7.875%	02/01/2008	20,000	20,350

Metals & Mining — 0.0%

Peabody Energy Corp. 6.875%	03/15/2013	25,000	24,625

Oil & Gas — 0.2%

El Paso Natural Gas Co. 8.375%	06/15/2032	349,000	399,536
Pride International, Inc. 7.375%	07/15/2014	40,000	41,200
Western Oil Sands, Inc 8.375%	05/01/2012	70,000	75,075
			515,811

Pharmaceuticals — 0.0%

Omnicare, Inc. 6.125%	06/01/2013	40,000	37,800

Photography Equipment/Supplies — 0.2%

Eastman Kodak Co. 7.250%	11/15/2013	290,000	283,181
Eastman Kodak Co. MTN 3.625%	05/15/2008	120,000	115,195
			398,376

Prepackaged Software — 0.0%

Sungard Data Systems, Inc. 10.250%	08/15/2015	35,000	36,050

9

Real Estate — 0.0%

Forest City Enterprises, Inc. 7.625%	06/01/2015	$35,000	$35,700

Retail — 0.1%

Wal-Mart Stores, Inc. 3.375%	10/01/2008	255,000	246,677

Telephone Utilities — 0.4%

BellSouth Corp. 4.750%	11/15/2012	10,000	9,540
British Telecom PLC 8.375%	12/15/2010	130,000	145,684
Cincinnati Bell, Inc. 7.000%	02/15/2015	60,000	58,800
Koninklijke KPN NV 8.000%	10/01/2010	270,000	291,702
Koninklijke KPN NV 8.375%	10/01/2030	200,000	229,280
Qwest Communications International, Inc. 8.905%	02/15/2009	15,000	15,281
Qwest Corp. (a) 7.500%	10/01/2014	85,000	87,763
Windstream Corp. (a) 8.625%	08/01/2016	20,000	21,400
			859,450

Tobacco — 0.3%

Altria Group, Inc. 7.000%	11/04/2013	580,000	632,388

Transportation — 0.3%

GATX Financial Corp 5.800%	03/01/2016	500,000	493,824
Gulfmark Offshore, Inc. 7.750%	07/15/2014	20,000	20,100
Horizon Lines LLC 9.000%	11/01/2012	65,000	66,950
OMI Corp. 7.625%	12/01/2013	105,000	106,050
			686,924

TOTAL CORPORATE DEBT (Cost $48,051,479)			47,892,005

10

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.3%
Financial Services
Collateralized Mortgage Obligations

American Home Mortgage Investment Trust, Series 2005-4, Class 1A1 5.610%	11/25/2045	$669,873	$671,085
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4 5.115%	09/10/2015	280,000	275,406
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4 5.182%	09/10/2047	840,000	833,902
Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A1 5.480%	09/25/2035	474,361	474,583
Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A2 5.590%	09/25/2035	900,000	902,390
Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3 5.680%	09/25/2035	900,000	904,078
Bear Stearns Asset Backed Securities, Inc., Series 2005-SD4, Class 2A1 5.724%	12/25/2042	645,038	648,666
Countrywide Alternative Loan Trust, Series 2005-24, Class 4A1 5.560%	07/20/2035	320,659	321,054
Countrywide Alternative Loan Trust, Series 2005-38, Class A3 5.670%	09/25/2035	206,885	207,563
Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1 5.650%	10/25/2035	608,255	609,692
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1 5.656%	11/20/2035	823,720	824,605
Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1 5.590%	08/25/2035	681,395	682,358
Countrywide Asset Backed Certificates, Series 2005-17, Class 1AF1 5.520%	05/25/2036	885,185	885,704
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A 5.560%	12/15/2035	453,728	454,649
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF (a) 5.720%	09/25/2035	950,296	953,939
Credit-Based Asset Servicing and Securitization, Series 2004-CB8, Class AV1 5.580%	12/25/2035	437,869	438,827
Delta Funding Home Equity Loan Trust, Series 1999-1, Class A6F 6.340%	12/15/2028	52,941	52,875
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class A2 5.720%	12/25/2032	414,488	416,107
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF1, Class A2B 5.540%	12/25/2034	1,015,742	1,016,535

11

GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4 5.333%	11/10/2045	$350,000	$351,528
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA 4.680%	07/10/2039	200,000	194,045
GSAA Trust, Series 2005-7, Class AV1 5.433%	05/25/2035	193,769	193,829
GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF 5.670%	09/25/2035	639,518	641,294
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3 5.180%	10/25/2035	757,980	753,086
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A 5.449%	02/25/2036	540,598	540,457
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4 5.710%	11/25/2035	1,400,000	1,409,101
Impac Secured Assets Corp., Series 2005-2, Class A1 5.640%	03/25/2036	1,198,070	1,200,092
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1 5.710%	12/25/2034	200,912	200,912
Irwin Home Equity, Series 2006-1, Class 2A1 (a) 5.470%	09/25/2035	1,044,375	1,044,395
IXIS Real Estate Capital Trust, Series 2006-HE1, Class A1 5.410%	03/25/2036	1,045,146	1,045,309
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4 4.895%	09/12/2037	500,000	484,297
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4 5.294%	01/12/2043	100,000	99,943
Keycorp Student Loan Trust, Series 2005-A, Class 1A1 5.378%	12/27/2019	78,152	78,104
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 4.739%	07/15/2030	140,000	134,434
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB 4.664%	07/15/2030	100,000	96,932
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 4.954%	09/15/2040	100,000	97,392
Lehman XS Trust, Series 2005-5N, Class 1A1 5.620%	11/25/2035	574,190	576,074
Lehman XS Trust, Series 2006-2N, Class 1A1 5.580%c	02/25/2046	1,413,903	1,416,775
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1 4.848%	01/25/2036	863,865	853,006

12

MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F (a) 5.670%	05/25/2035	$628,668	$630,375
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4 5.660%	05/12/2039	610,000	627,119
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A 4.989%	08/13/2042	240,000	234,081
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 5.907%	03/25/2036	554,561	559,572
MSDWCC Heloc Trust, Series 2005-1, Class A 5.510%	07/25/2017	33,713	33,766
Origen Manufactured Housing, Series 2005-B, Class A3 5.605%	05/15/2022	3,000,000	2,987,447
Residential Asset Securities Corp., Series 2004-KS5, Class A2B3 5.770%	06/25/2034	1,600,000	1,601,250
Residential Funding Mortgage Securities II, Inc., Series 2005-HSA1, Class AI1 5.440%	12/25/2035	934,788	935,081
Structured Asset Securities Corp., Series 2002-AL1, Class A3 3.450%	02/25/2032	230,673	215,732
Wachovia Mortgage Loan Trust LLC, Series 2005-WMC1, Class A1 5.430%	10/25/2035	132,172	132,182
Washington Mutual, Inc., Series 2005-AR11, Class A1A 5.640%	08/25/2045	1,012,991	1,013,518
Washington Mutual, Inc., Series 2005-AR13, Class A1A1 5.610%	10/25/2045	589,540	589,586
Washington Mutual, Inc., Series 2005-AR15, Class A1A1 5.580%	11/25/2045	801,014	801,154
Washington Mutual, Inc., Series 2005-AR15, Class A1A2 5.600%	11/25/2045	801,014	799,996
Washington Mutual, Inc., Series 2005-AR19, Class A1A1 5.590%	12/25/2045	927,611	929,773
Washington Mutual, Inc., Series 2005-AR19, Class A1A2 5.610%	12/25/2045	1,159,513	1,160,546
Washington Mutual, Inc., Series 2005-AR8, Class 1A1A 5.590%	07/25/2045	210,203	210,382
Washington Mutual, Inc., Series 2005-AR9, Class A1A 5.640%	07/25/2045	718,788	719,488

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $37,158,572)			37,166,071

13

SOVEREIGN DEBT OBLIGATIONS — 2.7% — 2.7%
Canada Government CAD (c) 4.000%	12/01/2031	$275,991	$365,298
Republic of Brazil 10.125%	05/15/2027	95,000	127,490
Republic of Brazil (b) 11.000%	08/17/2040	470,000	612,175
Republic of Colombia (b) 7.375%	09/18/2037	130,000	131,625
Republic of Colombia 11.750%	02/25/2020	62,000	86,800
Republic of Germany EUR (c) 3.750%	01/04/2015	710,000	903,764
Republic of Panama 7.125%	01/29/2026	223,000	233,593
Russian Federation 5.000%	03/31/2030	1,645,000	1,835,985
United Mexican States 7.500%	04/08/2033	1,161,000	1,339,214
United Mexican States 8.300%	08/15/2031	80,000	99,760

Sovereign Debt Obligations — 0.0%
Republic of Brazil 8.875%	04/15/2024	20,000	24,050
Republic of Panama 8.875%	09/30/2027	30,000	37,125
United Mexican States 5.625%	01/15/2017	28,000	27,664

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $5,676,938)			5,824,543

U.S. GOVERNMENT AGENCY OBLIGATIONS — 42.3%
Federal Home Loan Bank — 0.1%

Federal Home Loan Bank 5.125%	06/13/2008	50,000	50,038

Federal Home Loan Bank 5.375%	08/19/2011	50,000	50,969
			101,007

Federal Home Loan Mortgage Corporation (FHLMC) — 2.6%
Pass-Through Securities
FHLMC 4.125%	10/18/2010	50,000	48,545
FHLMC 4.375%	11/16/2007	220,000	218,180
FHLMC 4.650%	10/10/2013	700,000	674,006
FHLMC 4.750%	01/18/2011	230,000	228,592

14

FHLMC 5.000%	01/01/2021 - 01/01/2036	$2,007,448	$1,938,817
FHLMC 5.125%	04/18/2011	340,000	342,995
FHLMC 5.250%	02/24/2011	1,060,000	1,059,188
FHLMC 5.300%	05/12/2020	970,000	930,729
FHLMC 5.625%	11/23/2035	170,000	165,339
FHLMC 6.750%	09/15/2029	50,000	60,827
Total Pass-Through Securities			5,667,218

Federal National Mortgage Association (FNMA) — 35.1%
Pass-Through Securities
FNMA 3.310%	01/26/2007	110,000	109,274
FNMA 4.610%	10/10/2013	510,000	490,259
FNMA 5.000%	09/15/2008 - 03/01/2036	46,959,504	45,168,762
FNMA 5.200%	11/08/2010	440,000	437,622
FNMA 5.500%	06/01/2020 - 06/01/2036	11,196,629	11,072,296
FNMA 5.625%	05/19/2011	770,000	778,211
FNMA 6.000%	10/01/2035 - 03/01/2036	5,843,988	5,870,697
FNMA 6.500%	12/01/2034	116,756	119,456
FNMA 6.612%	03/01/2036	1,334,689	1,355,096
FNMA 6.625%	09/15/2009	410,000	429,244
FNMA TBA (d) 4.000%	10/01/2021	3,000,000	2,828,672
FNMA TBA (d) 5.500%	10/01/2021	7,000,000	6,997,813
Total Pass-Through Securities			75,657,402

Government National Mortgage Association (GNMA) — 4.5%
Pass-Through Securities
GNMA 4.500%	09/15/2035	171,477	161,965
GNMA 5.000%	08/15/2033 - 05/15/2035	4,647,522	4,523,346
GNMA 5.500%	02/15/2035 - 02/15/2036	2,877,047	2,862,084
GNMA 6.000%	04/15/2029 - 02/15/2036	2,172,211	2,200,230
Total Pass-Through Securities			9,747,625

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $91,648,076)			91,173,252

15

U.S. TREASURY OBLIGATIONS — 12.0%
U.S. Treasury Bonds — 3.7%
U.S. Treasury Bond 4.500%	02/15/2036	$1,030,000	$987,191
U.S. Treasury Inflation Index 2.000%	01/15/2026	984,096	943,810
U.S. Treasury Inflation Index (b) 2.375%	01/15/2025	3,551,160	3,607,757
U.S. Treasury Inflation Index 3.875%	04/15/2029	1,856,460	2,398,314
			7,937,072

U.S. Treasury Notes — 8.2%
U.S. Treasury Inflation Index 0.875%	04/15/2010	719,567	682,014
U.S. Treasury Inflation Index 1.875%	07/15/2015	167,362	162,027
U.S. Treasury Inflation Index 2.000%	01/15/2014	1,101,130	1,079,968
U.S. Treasury Inflation Index 2.000%	01/15/2016	1,117,359	1,091,171
U.S. Treasury Inflation Index 2.375%	04/15/2011	1,640,149	1,641,943
U.S. Treasury Note 3.000%	02/15/2008	10,000	9,763
U.S. Treasury Note 3.625%	04/30/2007	110,000	109,141
U.S. Treasury Note 3.750%	05/15/2008	70,000	68,912
U.S. Treasury Note 4.250%	01/15/2011	40,000	39,459
U.S. Treasury Note 4.500%	02/15/2009	140,000	139,508
U.S. Treasury Note 4.500%	09/30/2011	870,000	866,670
U.S. Treasury Note (b) 4.500%	02/15/2016	2,880,000	2,851,650
U.S. Treasury Note 4.875%	08/15/2009	100,000	100,680
U.S. Treasury Note (b) 4.875%	04/30/2011	7,990,000	8,079,888
U.S. Treasury Note (b) 5.125%	05/15/2016	640,000	664,000
			17,586,794

U.S. Treasury Strips — 0.1%
U.S. Treasury Strips 0.000%	11/15/2021	560,000	269,322

TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,609,357)			25,793,188

TOTAL BONDS & NOTES (Cost $208,144,422)			207,849,059

16

	Principal Amount	Market Value
OPTIONS — 0.5%
90 Day Eurodollar Futures, December 2006 Call, Expires 12/18/2006, Strike 94.5	$65,000	$11,050
Eurodollar Future Options, December 2006 Call, Expires 12/18/2006, Strike 94	62,500	41,562
Eurodollar Future Options, December 2006 Call, Expires 12/18/2006, Strike 94.625	152,500	9,912
Eurodollar Future Options, March 2007 Call, Expires 3/19/2007, Strike 94.75	52,500	9,844
Eurodollar Future Options, March 2007 Put, Expires 3/19/2007, Strike 93	20,000	50
U.S. 5 Year Future Options, December 2006 Call, Expires 11/21/2006, Strike 100	29,000	159,953
U.S. 5 Year Future Options, December 2006 Call, Expires 11/21/2006, Strike 102	180,000	632,813
U.S. Bond Future Options, December 2006 Call, Expires 11/21/2006, Strike 110	24,000	63,750
U.S. Bond Future Options, December 2006 Call, Expires 11/21/2006, Strike 111	32,000	60,500
U.S. Bond Future Options, December 2006 Call, Expires 11/21/2006, Strike 113	4,000	3,063

TOTAL OPTIONS (Cost $800,635)		992,497

TOTAL LONG TERM INVESTMENTS (Cost $209,101,000)		209,031,782

SHORT-TERM INVESTMENTS — 11.9%
Cash Equivalents — 6.3% (g)
Abbey National PLC Eurodollar Time Deposit 5.270%	10/03/2006	179,564	179,564
Abbey National PLC Eurodollar Time Deposit 5.270%	10/04/2006	461,738	461,738
ABN Amro Bank NV Certificate of Deposit 5.305%	11/21/2006	128,260	128,260
American Beacon Money Market Fund (e)
		201,727	201,727
Bank of America 5.270%	11/10/2006	256,521	256,521
Bank of America 5.300%	11/20/2006	76,957	76,957
Bank of America 5.310%	03/08/2007	256,522	256,522

17

Bank of Montreal Eurodollar Time Deposit 5.280%	10/16/2006	$513,043	$513,043
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	10/11/2006	102,609	102,609
Bank of Nova Scotia Eurodollar Time Deposit 5.290%	10/18/2006	769,565	769,565
Barclays Eurodollar Time Deposit 5.300%	11/03/2006	102,609	102,609
Barclays Eurodollar Time Deposit 5.305%	11/21/2006	384,783	384,783
Barclays Eurodollar Time Deposit 5.310%	10/20/2006	384,783	384,783
BGI Institutional Money Market Fund (e)
		513,043	513,043
BNP Paribas Eurodollar Time Deposit 5.260%	10/05/2006	256,522	256,522
Branch Banker & Trust Eurodollar Time Deposit 5.270%	10/10/2006	384,783	384,783
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	10/30/2006	369,391	369,391
Commonwealth Bank of Australia Commercial Paper 5.275%	10/23/2006	410,435	410,435
Dreyfus Cash Management Plus Money Market Fund (e)
		79,080	79,080
Federal Home Loan Bank Discount Note 5.177%	10/06/2006	102,101	102,101
First Tennessee National Corporation Eurodollar Time Deposit 5.300%	10/20/2006	256,522	256,522
Fortis Bank Eurodollar Time Deposit 5.280%	10/19/2006	384,783	384,783
Fortis Bank Eurodollar Time Deposit 5.300%	11/20/2006	307,826	307,826
Freddie Mac Discount Note 5.171%	10/17/2006	101,380	101,380
General Electric Capital Corp. Commercial Paper 5.285%	11/03/2006	381,416	381,416
Goldman Sachs Financial Square Prime Obligations Money Market Fund (e)
		110,622	110,622
Harris NA Eurodollar Time Deposit 5.280%	11/22/2006	384,783	384,783
HBOS Halifax Bank of Scotland Certificate of Deposit 5.280%	10/31/2006	384,783	384,783
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	10/02/2006	384,783	384,783
National Australia Bank Eurodollar Time Deposit 5.360%	10/02/2006	256,522	256,522
Royal Bank of Canada Eurodollar Time Deposit 5.300%	10/27/2006	384,783	384,783
Royal Bank of Canada Eurodollar Time Deposit 5.300%	11/17/2006	513,043	513,043
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	10/27/2006	256,522	256,522

18

Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 5.300%	11/20/2006	$230,870	$230,870
Societe Generale Eurodollar Time Deposit 5.280%	11/01/2006	102,609	102,609
Societe Generale Eurodollar Time Deposit 5.290%	10/04/2006	513,043	513,043
Societe Generale Eurodollar Time Deposit 5.300%	10/23/2006	384,783	384,783
Standard Chartered Bank Eurodollar Time Deposit 5.280%	10/30/2006	256,522	256,522
Svenska Handlesbanken Eurodollar Time Deposit 5.350%	10/02/2006	328,853	328,853
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/05/2006	359,130	359,130
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/12/2006	205,217	205,217
UBS AG Eurodollar Time Deposit 5.300%	10/27/2006	333,478	333,478
UBS AG Eurodollar Time Deposit 5.305%	10/02/2006	384,783	384,783
Wells Fargo Eurodollar Time Deposit 5.270%	10/17/2006	384,783	384,783
			13,525,875

Discount Notes — 0.3%
FNMA (f) 5.000%	06/24/2007	720,000	693,200

Repurchase Agreement — 5.2%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (h)		11,273,543	11,273,543

Sovereign Debt Obligations — 0.1%
Canada T-Bill 5.080%	12/15/2006	230,000	227,534

TOTAL SHORT-TERM INVESTMENTS (Cost $25,720,152)			25,720,152

TOTAL INVESTMENTS — 109.0% (Cost $234,821,152) (i)			$234,751,934

Other Assets/(Liabilities) — (9.0%)			(19,402,248)

NET ASSETS — 100.0%			$215,349,686

Notes to Portfolio of Investments

CAD - Canadian Dollar

EUR - Euro

MTN - Medium Term Note

REIT - Real Estate Investment Trust

19

(a)                   Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2006, these securities amounted to a value of $9,295,785 or 4.3% of net assets.

(b)                  Denotes all or a portion of security on loan. (Note 2).

(c)                   The principal amount of the security is in foreign currency. The market value is in U.S. dollars.

(d)                  A portion of this security is purchased on a forward commitment basis. (Note 2).

(e)                   Amount represents shares owned of the fund.

(f)                     This security is held as collateral for open futures contracts. (Note 2).

(g)                  Represents investments of security lending collateral. (Note 2).

(h)                  Maturity value $11,276,850. Collateralized by a U.S. Government Agency obligation  with a rate of 6.13%, maturity date of 01/01/2034, and an aggregate market value, including accrued interest, of $11,837,220.

(i)                      See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

20

MassMutual Select Strategic Balanced
Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 54.7%
COMMON STOCK — 54.7%
Advertising — 1.0%
Interpublic Group of Companies, Inc. (a) (b)	225,900	$2,236,410

Aerospace & Defense — 3.4%
Boeing Co.	23,800	1,876,630
Honeywell International, Inc.	73,300	2,997,970
Raytheon Co.	62,700	3,010,227
		7,884,827

Air Transportation — 0.0%
US Airways Group, Inc. Aircraft Statutory Trust Certificates of Beneficial Interest 1989	30,000	342
US Airways Group, Inc. Aircraft Statutory Trust Certificates of Beneficial Interest 1993	100,000	43,000
		43,342

Automotive & Parts — 0.4%
Lear Corp. (b)	40,200	832,140

Banking, Savings & Loans — 4.2%
Bank of America Corp.	63,520	3,402,766
JP Morgan Chase & Co.	83,240	3,908,951
State Street Corp.	22,400	1,397,760
Unilever PLC	44,055	1,083,567
		9,793,044

Beverages — 0.4%
Molson Coors Brewing Co. Cl. B	12,300	847,470

Broadcasting, Publishing & Printing — 2.4%
Pearson PLC	213,600	3,031,225
Time Warner, Inc.	141,000	2,570,430
		5,601,655

Chemicals — 1.5%
Dow Chemical Co.	36,000	1,403,280
Du Pont (E.I.) de Nemours & Co.	47,700	2,043,468
		3,446,748

Commercial Services — 0.4%
eBay, Inc. (a)	30,600	867,815

Communications — 1.4%
Motorola, Inc.	76,400	1,910,000
Nokia Oyj Sponsored ADR (Finland) (b)	71,100	1,399,959
		3,309,959

Computer Integrated Systems Design — 0.0%
Wave Systems Corp. Cl. A (a)	20,266	33,642

Computer Programming Services — 0.3%
VeriSign, Inc. (a)	38,200	$771,640

Computers & Information — 2.3%
Cisco Systems, Inc. (a)	153,600	3,532,800
International Business Machines Corp.	22,100	1,810,874
		5,343,674

Cosmetics & Personal Care — 0.3%
Kimberly-Clark Corp.	12,200	797,392

Electrical Equipment & Electronics — 2.2%
Intel Corp.	19,000	390,830
Novellus Systems, Inc. (a)	42,500	1,175,550
Samsung Electronics Co. Ltd. GDR (Korea)	5,000	1,753,830
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	196,470	1,886,112
		5,206,322

Energy — 4.5%
Anadarko Petroleum Corp.	26,000	1,139,580
BJ Services Co.	2,800	84,364
Chevron Corp.	22,400	1,452,864
ConocoPhillips	10,900	648,877
Exxon Mobil Corp.	17,700	1,187,670
GlobalSantaFe Corp.	31,100	1,554,689
Halliburton Co.	44,000	1,251,800
Murphy Oil Corp. (b)	37,400	1,778,370
The Williams Cos., Inc.	53,000	1,265,110
		10,363,324

Entertainment & Leisure — 3.0%
News Corp., Inc., Cl. B (b)	186,800	3,855,552
The Walt Disney Co.	98,000	3,029,180
		6,884,732

Financial Services — 2.7%
American Express Co.	43,100	2,417,048
Franklin Resources, Inc.	4,700	497,025
Merrill Lynch & Co., Inc.	41,900	3,277,418
		6,191,491

Foods — 2.5%
Kraft Foods, Inc. Cl. A (b)	45,500	1,622,530
Safeway, Inc.	80,000	2,428,000
Unilever PLC, Sponsored ADR (United Kingdom)	66,780	1,656,812
		5,707,342

Forest Products & Paper — 0.6%
Weyerhaeuser Co.	23,400	1,439,802

Healthcare — 1.2%
Enzo Biochem, Inc. (a) (b)	55,980	682,396
GlaxoSmithKline PLC ADR (United Kingdom) (b)	39,500	2,102,585
		2,784,981

Insurance — 5.1%
American International Group, Inc.	26,600	$1,762,516
Chubb Corp.	56,400	2,930,544
The Hartford Financial Services Group, Inc.	24,300	2,108,025
MGIC Investment Corp.	33,700	2,020,989
The PMI Group, Inc. (b)	69,100	3,027,271
		11,849,345

Machinery & Components — 1.4%
Baker Hughes, Inc.	15,700	1,070,740
Caterpillar, Inc.	31,900	2,099,020
		3,169,760

Manufacturing — 0.7%
Applied Materials, Inc. (b)	89,700	1,590,381

Medical Supplies — 0.6%
Agilent Technologies, Inc. (a)	44,400	1,451,436
Medtronic, Inc.	1,400	65,016
		1,516,452

Metals & Mining — 1.2%
Alcoa, Inc.	67,100	1,881,484
RTI International Metals, Inc. (a) (b)	19,310	841,530
		2,723,014

Pharmaceuticals — 6.8%
Abbott Laboratories	67,400	3,272,944
Bentley Pharmaceuticals, Inc. (a) (b)	23,800	285,600
Eli Lilly & Co.	25,700	1,464,900
Johnson & Johnson	40,400	2,623,576
Novartis AG ADR (Switzerland)	27,800	1,624,632
Pfizer, Inc.	112,900	3,201,844
Wyeth	63,200	3,213,088
		15,686,584

Prepackaged Software — 1.2%
Microsoft Corp.	103,500	2,828,655

Retail — 2.0%
The Home Depot, Inc.	64,200	2,328,534
Wal-Mart Stores, Inc.	47,300	2,332,836
		4,661,370

Telephone Utilities — 1.0%
Vodafone Group PLC, Sponsored ADR (United Kingdom) (b)	105,612	2,414,290

TOTAL COMMON STOCK (Cost $109,095,926)		126,827,603

PREFERRED STOCK — 0.0%
Automotive & Parts
General Motors Corp., Series B	4,100	$82,492

TOTAL PREFERRED STOCK (Cost $74,198)		82,492

TOTAL EQUITIES (Cost $109,170,124)		126,910,095

		Principal Amount	Market Value
BONDS & NOTES — 33.2%
ASSET BACKED SECURITIES — 0.1%
Financial Services
Wachovia Asset Securitization, Inc., Series 2002-HE1, Class A 5.700%	09/27/2032	$231,607	$232,095

TOTAL ASSET BACKED SECURITIES (Cost $232,910)			232,095

CORPORATE DEBT — 9.3%
Advertising — 0.0%

Lamar Media Corp. (c) 6.625%	08/15/2015	40,000	38,350

Aerospace & Defense — 0.0%

DRS Technologies, Inc. 6.625%	02/01/2016	20,000	19,650

Automotive & Parts — 0.4%

DaimlerChrysler NA Holding 5.875%	03/15/2011	100,000	100,131
DaimlerChrysler NA Holding 7.200%	09/01/2009	80,000	83,356
DaimlerChrysler NA Holding MTN 4.050%	06/04/2008	55,000	53,708
DaimlerChrysler NA Holding MTN 5.750%	05/18/2009	60,000	60,247
Ford Motor Co. 6.625%	10/01/2028	50,000	37,312
Ford Motor Co. (b) 7.450%	07/16/2031	150,000	115,875
General Motors Corp. (b) 8.375%	07/15/2033	440,000	380,600
General Motors Corp. EUR (d) 8.375%	07/05/2033	90,000	101,101
Visteon Corp. (b) 8.250%	08/01/2010	40,000	39,000
			971,330

Banking, Savings & Loans — 1.6%

Aiful Corp. (c) 5.000%	08/10/2010	$100,000	$97,237
Bank of America Corp. 5.375%	08/15/2011	280,000	282,447
Bank One Corp. 2.625%	06/30/2008	545,000	521,801
CIT Group, Inc. 5.400%	03/07/2013	110,000	109,458
Citigroup, Inc. 5.100%	09/29/2011	370,000	368,874
Di Finance/Dyncorp International, Series B 9.500%	02/15/2013	15,000	15,525
Export-Import Bank of Korea (c) 5.250%	02/10/2014	5,000	4,933
Glitnir Banki HF (c) 6.330%	07/28/2011	160,000	163,308
Glitnir Banki HF (c) 6.693%	06/15/2016	140,000	143,164
GMAC LLC 0.000%	06/15/2015	130,000	69,449
International Finance Corp. 5.125%	05/02/2011	1,000,000	1,009,254
Landsbanki Islands HF (c) 6.100%	08/25/2011	280,000	282,932
Rabobank Capital Fund II (c) 5.260%	12/31/2049	10,000	9,787
Rabobank Capital Funding Trust (c) 5.254%	12/31/2049	120,000	115,828
Resona Preferred Global Securities (c) 7.191%	12/31/2049	155,000	160,425
Shinsei Finance Cayman Ltd. (c) 6.418%	07/20/2049	100,000	99,318
SLM Corp. 4.925%	04/01/2009	20,000	19,210
Wachovia Capital Trust III 5.800%	03/15/2042	120,000	120,326
Wells Fargo & Co. 5.300%	08/26/2011	170,000	171,135
			3,764,411

Beverages — 0.1%

Anheuser-Busch Cos., Inc. 4.950%	01/15/2014	195,000	191,645

Broadcasting, Publishing & Printing — 0.4%

Clear Channel Communications, Inc. 4.250%	05/15/2009	50,000	48,322
Clear Channel Communications, Inc. 4.625%	01/15/2008	10,000	9,871

Clear Channel Communications, Inc. 5.500%	09/15/2014	$150,000	$139,363
Comcast Corp. 6.500%	01/15/2015	255,000	266,186
Comcast Corp. 6.500%	01/15/2017	140,000	146,138
Cox Communications, Inc. 3.875%	10/01/2008	120,000	116,304
CSC Holdings, Inc. 7.625%	07/15/2018	25,000	25,594
Echostar DBS Corp. (c) 7.000%	10/01/2013	10,000	9,783
Entercom Radio LLC/Entercom Capital, Inc. 7.625%	03/01/2014	10,000	9,762
Kabel Deutschland GMBH (c) 10.625%	07/01/2014	25,000	26,812
Rogers Cable, Inc. 6.750%	03/15/2015	20,000	20,200
Shaw Communications, Inc., Senior Note 7.200%	12/15/2011	10,000	10,250
Sun Media Corp. 7.625%	02/15/2013	10,000	10,100
Viacom, Inc. (c) 5.750%	04/30/2011	100,000	99,801
			938,486

Chemicals — 0.0%

Georgia Gulf Corp. (c) 9.500%	10/15/2014	10,000	9,962
Graham Packaging Co. (b) 9.875%	10/15/2014	20,000	19,650
Lyondell Chemical Co. 8.000%	09/15/2014	10,000	10,125
Lyondell Chemical Co. 8.250%	09/15/2016	5,000	5,075
Westlake Chemicals 6.625%	01/15/2016	10,000	9,500
			54,312

Commercial Services — 0.2%

Amerigas Partners, LP 7.250%	05/20/2015	10,000	9,962
Ashtead Capital, Inc. (c) 9.000%	08/15/2016	16,000	16,640
H&E Equipment Services (c) 8.375%	07/15/2016	10,000	10,250
Hertz Corp. (c) 8.875%	01/01/2014	10,000	10,475
Service Corp. International (c) 8.000%	06/15/2017	15,000	14,363
Waste Management, Inc. 6.375%	11/15/2012	175,000	182,811
Waste Management, Inc. 6.500%	11/15/2008	110,000	112,633
			357,134

Communications — 0.1%

Echostar DBS Corp. 6.625%	10/01/2014	$20,000	$19,025
Echostar DBS Corp. (c) 7.125%	02/01/2016	15,000	14,494
Intelsat Bermuda Ltd. (c) 9.250%	06/15/2016	15,000	15,769
Intelsat Ltd. 6.500%	11/01/2013	30,000	23,925
SBC Communications, Inc. 5.100%	09/15/2014	120,000	115,943
			189,156

Computer Software/Services — 0.0%

UGS Corp. 10.000%	06/01/2012	20,000	21,600

Computers & Information — 0.0%

Xerox Corp. 6.750%	02/01/2017	20,000	20,300

Computers & Office Equipment — 0.0%

Electronic Data Systems Corp. 7.125%	10/15/2009	10,000	10,459

Electric Utilities — 0.9%

AES Corp. 7.750%	03/01/2014	560,000	582,400
AES Corp. 8.875%	02/15/2011	10,000	10,700
The Cleveland Electric Illuminating Co. 5.650%	12/15/2013	40,000	39,989
Dominion Resources, Inc. 4.750%	12/15/2010	40,000	39,004
Dominion Resources, Inc. 5.700%	09/17/2012	165,000	165,994
Duke Energy Corp. 5.625%	11/30/2012	145,000	147,064
Duke Energy Corp. 6.250%	01/15/2012	80,000	83,270
Exelon Corp. 5.625%	06/15/2035	30,000	28,325
FirstEnergy Corp., Series B 6.450%	11/15/2011	60,000	62,591
FirstEnergy Corp., Series C 7.375%	11/15/2031	315,000	364,186

Oncor Electric Delivery Co. 6.375%	01/15/2015	$10,000	$10,324
Pacific Gas & Electric Co. 6.050%	03/01/2034	210,000	211,221
TXU Corp., Series P 5.550%	11/15/2014	60,000	56,687
TXU Corp., Series R 6.550%	11/15/2034	270,000	254,306
			2,056,061

Electrical Equipment & Electronics — 0.0%

DirecTV Holdings LLC/DirecTV Financing Co. 8.375%	03/15/2013	25,000	25,906

Energy — 1.2%

Amerada Hess Corp. 7.300%	08/15/2031	330,000	371,590
Anadarko Petroleum Corp. 5.790%	09/15/2009	200,000	200,244
Anadarko Petroleum Corp. 6.450%	09/15/2036	150,000	153,214
Apache Corp. 6.250%	04/15/2012	190,000	198,190
Chesapeake Energy Corp. 6.375%	06/15/2015	5,000	4,775
Chesapeake Energy Corp. 6.500%	08/15/2017	20,000	18,750
Conoco Funding Co. 6.350%	10/15/2011	40,000	42,068
Conoco, Inc. 6.950%	04/15/2029	185,000	213,354
ConocoPhillips Co. 4.750%	10/15/2012	150,000	146,910
Devon Energy Corp. 7.950%	04/15/2032	190,000	234,616
Dynegy Holdings, Inc. 8.750%	02/15/2012	20,000	20,725
El Paso Corp. MTN 7.750%	01/15/2032	60,000	61,500
El Paso Corp. MTN 7.800%	08/01/2031	136,000	139,400
Kerr - McGee Corp. 7.875%	09/15/2031	300,000	362,663
Kinder Morgan Energy Partners LP 5.000%	12/15/2013	30,000	28,493
Kinder Morgan Energy Partners LP 6.300%	02/01/2009	30,000	30,482
Kinder Morgan Energy Partners LP 6.750%	03/15/2011	40,000	41,676
Pemex Project Funding Master Trust (c) 6.625%	06/15/2035	70,000	68,775

Petrobras International Finance Co. 6.125%	10/06/2016	$130,000	$129,424
Plains Exploration & Production Co. 7.125%	06/15/2014	10,000	10,450
Suburban Propane Partners 6.875%	12/15/2013	35,000	33,775
Williams Cos., Inc. Series A 7.500%	01/15/2031	290,000	286,375
XTO Energy, Inc. 6.250%	04/15/2013	30,000	30,944
XTO Energy, Inc. 7.500%	04/15/2012	50,000	54,515
			2,882,908

Entertainment & Leisure — 0.0%

AMC Entertainment, Inc. 11.000%	02/01/2016	15,000	16,350

Financial Services — 2.4%

Anadarko Finance Co. 6.750%	05/01/2011	35,000	36,775
Banque Paribas - New York 6.875%	03/01/2009	170,000	176,361
Deutsche Telekom International Finance BV 5.750%	03/23/2016	75,000	73,378
Devon Financing Corp. ULC 6.875%	09/30/2011	70,000	74,494
E*TRADE Financial Corp. 7.375%	09/15/2013	20,000	20,450
El Paso Performance-Linked Trust (c) 7.750%	07/15/2011	270,000	277,425
Ford Motor Credit Co. 7.375%	10/28/2009	730,000	709,417
Ford Motor Credit Co. 7.375%	02/01/2011	120,000	115,179
Ford Motor Credit Co. (c) 10.640%	06/15/2011	551,000	575,740
General Electric Capital Corp. 4.125%	09/01/2009	150,000	146,315
General Electric Capital Corp. 4.250%	01/15/2008	110,000	108,775
General Electric Capital Corp., Series A 5.650%	09/15/2014	380,000	381,997
General Motors Acceptance Corp. 5.125%	05/09/2008	120,000	117,592
General Motors Acceptance Corp. (b) 5.625%	05/15/2009	120,000	117,021
General Motors Acceptance Corp. 5.850%	01/14/2009	130,000	127,459
General Motors Acceptance Corp. 6.125%	08/28/2007	240,000	239,658
General Motors Acceptance Corp. 7.750%	01/19/2010	140,000	143,450

General Motors Acceptance Corp. MTN 4.375%	12/10/2007	$90,000	$87,865
General Motors Acceptance Corp. MTN 6.311%	11/30/2007	80,000	79,113
Goldman Sachs Group, Inc. 4.500%	06/15/2010	110,000	107,484
Goldman Sachs Group, Inc. (b) 5.000%	01/15/2011	80,000	79,113
Household Finance Corp. Series MTN 4.125%	11/16/2009	375,000	363,670
ILFC E-Capital Trust II (b) (c) 6.250%	12/21/2065	30,000	29,990
Kaupthing Bank (c) 6.190%	04/12/2011	320,000	320,048
Kaupthing Bank (Iceland) (c) 7.125%	05/19/2016	100,000	105,118
Lehman Brothers Holdings, Inc. 4.000%	01/22/2008	190,000	186,971
Morgan Stanley 3.625%	04/01/2008	50,000	48,842
Morgan Stanley 5.625%	01/09/2012	190,000	192,462
MUFG Capital Finance 1 Ltd. 6.346%	07/29/2049	100,000	100,811
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 7.125%	06/15/2014	5,000	5,100
Sprint Capital Corp. 8.375%	03/15/2012	50,000	56,039
Telecom Italia Capital SA 4.950%	09/30/2014	120,000	110,213
TNK-BP Finance SA (c) 7.500%	07/18/2016	170,000	177,602
Ventas Realty Corp. REIT 6.500%	06/01/2016	15,000	14,906
Ventas Realty Corp. REIT 7.125%	06/01/2015	10,000	10,288
Verizon Global Funding Corp. 7.375%	09/01/2012	60,000	65,628
			5,582,749

Forest Products & Paper — 0.2%

Weyerhaeuser Co. 6.750%	03/15/2012	385,000	402,376

Healthcare — 0.5%

DaVita, Inc. (b) 7.250%	03/15/2015	50,000	49,125
HCA, Inc. 6.250%	02/15/2013	190,000	158,650
HCA, Inc. 6.300%	10/01/2012	6,000	5,078

HCA, Inc. 6.375%	01/15/2015	$320,000	$258,400
HCA, Inc. 6.500%	02/15/2016	34,000	27,200
HCA, Inc. 7.500%	11/06/2033	20,000	15,600
HCA, Inc. 7.690%	06/15/2025	10,000	7,806
Tenet Healthcare Corp. 9.250%	02/01/2015	526,000	506,275
Tenet Healthcare Corp. 9.875%	07/01/2014	30,000	29,888
			1,058,022

Industrial - Diversified — 0.2%

Jacuzzi Brands, Inc. 9.625%	07/01/2010	15,000	15,900
Tyco International Group SA 6.375%	10/15/2011	180,000	188,692
Tyco International Group SA 6.875%	01/15/2029	150,000	166,986
Tyco International Group SA 7.000%	06/15/2028	10,000	11,375
			382,953

Insurance — 0.0%

ASIF Global Financing (c) 4.900%	01/17/2013	20,000	19,545

Lodging — 0.1%

Boyd Gaming Corp. 7.125%	02/01/2016	20,000	19,350
Inn of the Mountain Gods Resort & Casino 12.000%	11/15/2010	20,000	20,950
MGM Mirage 6.625%	07/15/2015	10,000	9,600
MGM Mirage 8.375%	02/01/2011	40,000	41,702
Station Casinos, Inc. 6.625%	03/15/2018	10,000	9,025
Station Casinos, Inc. 7.750%	08/15/2016	25,000	25,938
			126,565

Media - Broadcasting & Publishing — 0.2%

AOL Time Warner, Inc. 6.875%	05/01/2012	355,000	375,373
AOL Time Warner, Inc. 7.700%	05/01/2032	100,000	111,674
			487,047

Metals & Mining — 0.0%

Corporacion Nacional del Cobre (c) 4.750%	10/15/2014	$100,000	$94,357
Peabody Energy Corp. 6.875%	03/15/2013	10,000	9,850
			104,207

Oil & Gas — 0.1%

El Paso Natural Gas Co. 8.375%	06/15/2032	168,000	192,327
Pride International, Inc. 7.375%	07/15/2014	15,000	15,450
Western Oil Sands, Inc. 8.375%	05/01/2012	25,000	26,813
			234,590

Pharmaceuticals — 0.0%

Omnicare, Inc. 6.125%	06/01/2013	15,000	14,175

Photography Equipment/Supplies — 0.2%

Eastman Kodak Co. 7.250%	11/15/2013	240,000	234,356
Eastman Kodak Co. MTN 3.625%	05/15/2008	140,000	134,394
			368,750

Prepackaged Software — 0.0%

Sungard Data Systems, Inc. 10.250%	08/15/2015	15,000	15,450

Real Estate — 0.0%

Forest City Enterprises, Inc. 7.625%	06/01/2015	15,000	15,300

Telephone Utilities — 0.3%

BellSouth Corp. 4.750%	11/15/2012	10,000	9,540
British Telecom PLC 8.375%	12/15/2010	160,000	179,303
Cincinnati Bell, Inc. 7.000%	02/15/2015	25,000	24,500
Koninklijke KPN NV 8.000%	10/01/2010	180,000	194,468
Koninklijke KPN NV 8.375%	10/01/2030	125,000	143,300

Qwest Communications International, Inc. 7.500%	02/15/2014	$20,000	$20,050
U.S. West Communications, Inc. 5.625%	11/15/2008	30,000	29,775
Windstream Corp. (c) 8.625%	08/01/2016	10,000	10,700
			611,636

Tobacco — 0.2%

Altria Group, Inc. 7.000%	11/04/2013	325,000	354,355
Philip Morris Cos., Inc. 7.750%	01/15/2027	10,000	12,108
			366,463

Transportation — 0.0%

Gulfmark Offshore, Inc. 7.750%	07/15/2014	10,000	10,050
Horizon Lines LLC 9.000%	11/01/2012	25,000	25,750
OMI Corp. 7.625%	12/01/2013	50,000	50,500
			86,300

TOTAL CORPORATE DEBT (Cost $21,553,236)			21,434,186

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.3%
Financial Services
Collateralized Mortgage Obligations
Amresco Residential Securities Mortgage Loan Trust, Series 1997-3, Class M1A 5.875%	09/25/2027	64,181	64,198
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6 3.514%	06/25/2034	400,000	385,626
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A 5.560%	12/15/2035	510,444	511,481
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF (c) 5.720%	09/25/2035	712,722	715,454
CRIIMI MAE Commercial Mortgage Trust, Series 1998-C1, Class A2 (c) 7.000%	06/02/2033	110,497	111,068
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class A2 5.720%	12/25/2032	466,299	468,120
Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1A 5.540%	07/25/2030	254,958	255,436

GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA 4.680%	07/10/2039	$300,000	$291,067
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A 5.449%	02/25/2036	180,199	180,152
Impac Secured Assets Corp., Series 2005-2, Class A1 5.640%	03/25/2036	684,611	685,767
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2 5.099%	09/25/2035	158,682	152,443
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4 4.895%	09/12/2037	600,000	581,156
Keycorp Student Loan Trust, Series 2005-A, Class 1A1 5.378%	12/27/2019	517,009	516,686
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 4.739%	07/15/2030	210,000	201,651
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB 4.664%	07/15/2030	200,000	193,863
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 4.954%	09/15/2040	200,000	194,785
Mach One Trust Commercial Mortgage-Backed, Series 2004-1A, Class X, IO (c) 1.637%	05/28/2040	2,574,927	120,069
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 1A3 (c) 7.000%	08/25/2034	320,783	326,300
MLCC Mortgage Investors, Inc., Series 2004-B, Class A3 6.660%	05/25/2029	244,347	248,056
MSDWCC Heloc Trust, Series 2005-1, Class A 5.510%	07/25/2017	558,673	559,546
Mutual Fund Fee Trust, Series 2000-3 9.070%	07/01/2008	661,424	79,516
Option One Mortgage Loan Trust, Series 2003-3, Class A1 5.610%	06/25/2033	377,989	378,875
Residential Asset Mortgage Products, Inc., Series 2002-RS4, Class A11 2.850%	08/25/2032	18,606	18,615
UCFC Home Equity Loan, Series 1998-D, Class MF1 6.905%	04/15/2030	106,078	105,875
Wachovia Mortgage Loan Trust LLC, Series 2005-WMC1, Class A1 5.430%	10/25/2035	148,693	148,705
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A 7.000%	03/25/2034	212,288	214,560
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,993,887)			7,709,070

SOVEREIGN DEBT OBLIGATIONS — 1.3%

Canada Government CAD (d) 4.000%	12/01/2031	$239,992	$317,651
Republic of Brazil 10.125%	05/15/2027	15,000	20,130
Republic of Brazil (b) 11.000%	08/17/2040	231,000	300,878
Republic of Colombia 7.375%	09/18/2037	100,000	101,250
Republic of Colombia 11.750%	02/25/2020	23,000	32,200
Republic of Germany EUR (d) 3.750%	01/04/2015	320,000	407,330
Republic of Panama 7.125%	01/29/2026	105,000	109,988
Russian Federation 5.000%	03/31/2030	905,000	1,010,071
United Mexican States 7.500%	04/08/2033	67,000	77,285
United Mexican States 8.300%	08/15/2031	120,000	149,640
United Mexican States (b) 11.500%	05/15/2026	340,000	538,390

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,742,006)			3,064,813

U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.0%
Federal Home Loan Bank — 0.1%

Federal Home Loan Bank 5.125%	06/13/2008	110,000	110,084
Federal Home Loan Bank 5.375%	08/19/2011	110,000	112,132
			222,216

Federal Home Loan Mortgage Corporation (FHLMC) — 1.6%
Pass-Through Securities
FHLMC 4.125%	10/18/2010	50,000	48,545
FHLMC 4.650%	10/10/2013	760,000	731,778
FHLMC 4.750%	01/18/2011	130,000	129,204
FHLMC 5.000%	08/01/2020 - 0/01/2035	1,898,814	1,855,919

FHLMC 5.250%	02/24/2011	$500,000	$499,617
FHLMC 5.300%	05/12/2020	160,000	153,522
FHLMC 5.625%	11/23/2035	140,000	136,161
FHLMC 6.750%	09/15/2029	100,000	121,653
Total Pass-Through Securities			3,676,399

Federal National Mortgage Association (FNMA) — 11.6%
Pass-Through Securities
FNMA 4.500%	09/01/2035	291,210	271,997
FNMA 4.610%	10/10/2013	760,000	730,582
FNMA 5.000%	11/01/2020 - 03/01/2036	17,994,041	17,335,489
FNMA 5.200%	11/08/2010	210,000	208,865
FNMA 5.500%	02/01/2021 - 09/01/2035	3,448,476	3,440,683
FNMA 5.625%	05/19/2011	340,000	343,625
FNMA 6.000%	08/01/2031 - 01/01/2036	3,391,553	3,409,517
FNMA 6.418%	11/01/2035	270,484	276,690
FNMA 6.419%	11/01/2035	366,225	374,622
FNMA 6.421%	11/01/2035	186,998	191,218
FNMA 6.500%	12/01/2034	233,511	238,911
FNMA 6.625%	09/15/2009	190,000	198,918
Total Pass-Through Securities			27,021,117

Government National Mortgage Association (GNMA) — 2.7%
Pass-Through Securities
GNMA 5.000%	05/15/2034 - 09/15/2035	4,156,609	4,045,550
GNMA 6.000%	01/15/2032 - 01/15/2036	2,094,176	2,123,857
GNMA 6.500%	10/15/2032	80,781	83,126
Total Pass-Through Securities			6,252,533

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $37,505,850)			37,172,265

U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Treasury Bonds — 1.7%
U.S. Treasury Bond (b) 4.500%	02/15/2036	$1,080,000	$1,035,113
U.S. Treasury Inflation Index 2.000%	01/15/2026	451,044	432,579
U.S. Treasury Inflation Index (b) 2.375%	01/15/2025	1,435,575	1,458,455
U.S. Treasury Inflation Index 3.875%	04/15/2029	717,831	927,348
			3,853,495

U.S. Treasury Notes — 1.5%
U.S. Treasury Inflation Index 0.875%	04/15/2010	289,975	274,842
U.S. Treasury Inflation Index 1.875%	07/15/2015	62,761	60,760
U.S. Treasury Inflation Index 2.000%	01/15/2014	726,746	712,779
U.S. Treasury Inflation Index 2.000%	01/15/2016	194,769	190,204
U.S. Treasury Inflation Index 2.375%	04/15/2011	667,012	667,742
U.S. Treasury Note 3.125%	05/15/2007	10,000	9,886
U.S. Treasury Note 4.375%	11/15/2008	60,000	59,630
U.S. Treasury Note 4.500%	02/15/2009	70,000	69,754
U.S. Treasury Note 4.500%	09/30/2011	360,000	358,622
U.S. Treasury Note 4.500%	02/15/2016	810,000	802,027
U.S. Treasury Note 4.875%	08/15/2009	50,000	50,340
U.S. Treasury Note (b) 5.125%	05/15/2016	170,000	176,375
			3,432,961

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,268,577)			7,286,456

TOTAL BONDS & NOTES (Cost $77,296,466)			76,898,885

	Principal
	Amount	Market Value
OPTIONS — 0.2%
90 Day Eurodollar Futures, December 2006 Call, Expires 12/18/2006, Strike 94.5	$70,000	$11,900
Eurodollar Future Options, December 2006 Call, Expires 12/18/2006, Strike 94	25,000	16,625
Eurodollar Future Options, December 2006 Call, Expires 12/18/2006, Strike 94.625	50,000	3,250

Eurodollar Future Options, March 2007 Call, Expires 3/19/2007, Strike 94.75	$20,000	$3,750
Eurodollar Future Options, March 2007 Put, Expires 3/19/2007, Strike 93	7,500	19
U.S. 5 Year Future Options, December 2006 Call, Expires 11/21/2006, Strike 100	10,000	55,156
U.S. 5 Year Future Options, December 2006 Call, Expires 11/21/2006, Strike 102	62,000	217,969
U.S. Bond Future Options, December 2006 Call, Expires 11/21/2006, Strike 110	11,000	29,219
U.S. Bond Future Options, December 2006 Call, Expires 11/21/2006, Strike 111	13,000	24,578
U.S. Bond Future Options, December 2006 Call, Expires 11/21/2006, Strike 113	2,000	1,531

TOTAL OPTIONS (Cost $320,001)		363,997

TOTAL LONG TERM INVESTMENTS (Cost $186,786,591)		204,172,977

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 17.2%
Cash Equivalents — 7.8% (f)
Abbey National PLC Eurodollar Time Deposit 5.270%	10/03/2006	$238,447	$238,449
Abbey National PLC Eurodollar Time Deposit 5.270%	10/04/2006	613,149	613,149
ABN Amro Bank NV Certificate of Deposit 5.305%	11/21/2006	170,319	170,319
American Beacon Money Market Fund (e)		267,878	267,878
Bank of America 5.270%	11/10/2006	340,638	340,638
Bank of America 5.300%	11/20/2006	102,192	102,192
Bank of America 5.310%	03/08/2007	340,638	340,638
Bank of Montreal Eurodollar Time Deposit 5.280%	10/16/2006	681,277	681,277
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	10/11/2006	136,255	136,255
Bank of Nova Scotia Eurodollar Time Deposit 5.290%	10/18/2006	1,021,915	1,021,915
Barclays Eurodollar Time Deposit 5.300%	11/03/2006	136,255	136,255
Barclays Eurodollar Time Deposit 5.305%	11/21/2006	510,957	510,957
Barclays Eurodollar Time Deposit 5.310%	10/20/2006	510,957	510,957
BGI Institutional Money Market Fund (e)
		681,277	681,277
BNP Paribas Eurodollar Time Deposit 5.260%	10/05/2006	340,638	340,638

Branch Banker & Trust Eurodollar Time Deposit 5.270%	10/10/2006	$510,957	$510,957
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	10/30/2006	490,519	490,519
Commonwealth Bank of Australia Commercial Paper 5.275%	10/23/2006	545,022	545,022
Dreyfus Cash Management Plus Money Market Fund (e)
		105,012	105,012
Federal Home Loan Bank Discount Note 5.177%	10/06/2006	135,582	135,582
First Tennessee National Corporation Eurodollar Time Deposit 5.300%	10/20/2006	340,638	340,638
Fortis Bank Eurodollar Time Deposit 5.280%	10/19/2006	510,957	510,957
Fortis Bank Eurodollar Time Deposit 5.300%	11/20/2006	408,766	408,766
Freddie Mac Discount Note 5.171%	10/17/2006	134,625	134,625
General Electric Capital Corp. Commercial Paper 5.285%	11/03/2006	506,486	506,486
Goldman Sachs Financial Square Prime Obligations Money Market Fund (e)
		146,896	146,896
Harris NA Eurodollar Time Deposit 5.280%	11/22/2006	510,957	510,957
HBOS Halifax Bank of Scotland Certificate of Deposit 5.280%	10/31/2006	510,957	510,957
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	10/02/2006	510,957	510,957
National Australia Bank Eurodollar Time Deposit 5.360%	10/02/2006	340,638	340,638
Royal Bank of Canada Eurodollar Time Deposit 5.300%	10/27/2006	510,957	510,957
Royal Bank of Canada Eurodollar Time Deposit 5.300%	11/17/2006	681,277	681,277
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	10/27/2006	340,638	340,638
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 5.300%	11/20/2006	306,575	306,575
Societe Generale Eurodollar Time Deposit 5.280%	11/01/2006	136,255	136,255
Societe Generale Eurodollar Time Deposit 5.290%	10/04/2006	681,277	681,277
Societe Generale Eurodollar Time Deposit 5.300%	10/23/2006	510,957	510,957
Standard Chartered Bank Eurodollar Time Deposit 5.280%	10/30/2006	340,638	340,638
Svenska Handlesbanken Eurodollar Time Deposit 5.350%	10/02/2006	436,688	436,688

Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/05/2006	$476,893	$476,893
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/12/2006	272,510	272,510
UBS AG Eurodollar Time Deposit 5.300%	10/27/2006	442,830	442,830
UBS AG Eurodollar Time Deposit 5.305%	10/02/2006	510,957	510,957
Wells Fargo Eurodollar Time Deposit 5.270%	10/17/2006	510,957	510,957
			17,961,172

Commercial Paper — 0.4%
Toyota Motor Credit Corp. 5.240%	11/17/2006	900,000	893,712

Discount Notes — 0.1%
FNMA (g) 5.000%	06/25/2007	190,000	182,928

Repurchase Agreement — 8.8%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (h)		20,477,107	20,477,107

Sovereign Debt Obligations — 0.0%
Canada T-Bill 5.080%	12/15/2006	100,000	98,927

Time Deposit — 0.1%
Deutsche Bank AG Certificate of Deposit 5.375%	10/02/2006	300,000	300,000

TOTAL SHORT-TERM INVESTMENTS (Cost $39,913,846)			39,913,846

TOTAL INVESTMENTS — 105.3% (Cost $226,700,437) (i)			$244,086,823

Other Assets/(Liabilities) — (5.3%)			(12,245,601)

NET ASSETS — 100.0%			$231,841,222

Notes to Portfolio of Investments

ADR - American Depository Receipt

CAD - Canadian Dollar

EUR - Euro

GDR - Global Depository Receipt

MTN - Medium Term Note

REIT - Real Estate Investment Trust

(a)          Non-income producing security.

(b)         Denotes all or a portion of security on loan. (Note 2).

(c)          Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2006, these securities amounted to a value of $4,295,822 or 1.9% of net assets.

(d)         The principal amount of the security is in foreign currency. The market value is in U.S. dollars.

(e)          Amount represents shares owned of the fund.

(f)            Represents investments of security lending collateral. (Note 2).

(g)         This security is held as collateral for open futures contracts. (Note 2).

(h)         Maturity value of $20,483,113. Collaterized by a U.S. Government Agency obligation with a rate of 6.30%, maturity date of 09/01/2035, and an aggregate market value, including accrued interest, of $21,500,962.

(i)             See Note 3 for aggregrate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value
Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 96.7%
COMMON STOCK
Advertising — 0.3%
Interpublic Group of Companies, Inc. (a) (b)	117,700	$1,165,229

Aerospace & Defense — 1.2%
Boeing Co.	25,000	1,971,250
Northrop Grumman Corp.	50,200	3,417,114
		5,388,364

Apparel, Textiles & Shoes — 0.5%
Jones Apparel Group, Inc.	21,300	690,972
Limited Brands	61,800	1,637,082
		2,328,054

Automotive & Parts — 2.1%
American Axle & Manufacturing Holdings, Inc. (b)	11,591	193,454
Autoliv, Inc.	39,400	2,171,334
BorgWarner, Inc.	27,100	1,549,307
DaimlerChrysler AG (b)	37,600	1,878,496
Magna International, Inc. Cl. A (b)	25,000	1,825,750
Toyota Motor Corp. Sponsored ADR (Japan) (b)	16,500	1,796,850
		9,415,191

Banking, Savings & Loans — 15.9%
Bank of America Corp.	288,000	15,428,160
Bank of New York Co., Inc.	107,100	3,776,346
Comerica, Inc.	45,000	2,561,400
Fannie Mae	105,200	5,881,732
Freddie Mac	71,100	4,716,063
JP Morgan Chase & Co.	272,900	12,815,384
KeyCorp	43,000	1,609,920
Mellon Financial Corp.	24,500	957,950
National City Corp.	88,800	3,250,080
Regions Financial Corp. (b)	74,100	2,726,139
SunTrust Banks, Inc.	24,500	1,893,360
U.S. Bancorp	74,300	2,468,246
Wachovia Corp.	71,900	4,012,020
Washington Mutual, Inc.	113,100	4,916,457
Wells Fargo & Co.	89,200	3,227,256
		70,240,513

Beverages — 1.2%
The Coca-Cola Co.	80,600	3,601,208
PepsiCo, Inc.	27,200	1,775,072
		5,376,280

Broadcasting, Publishing & Printing — 4.0%
CBS Corp. Cl. B	116,250	3,274,762
Comcast Corp. Cl. A (a)	125,500	4,624,675
Gannett Co., Inc.	9,800	556,934
Liberty Media Holding Corp. Capital Cl. A (a)	2,400	200,568
Liberty Media Holding Corp. Interactive Cl. A (a)	12,000	244,560

1

Time Warner, Inc.	307,125	$5,598,889
Viacom, Inc. Cl. B (a)	81,850	3,043,183
		17,543,571

Building Materials & Construction — 0.1%
Masco Corp.	23,100	633,402

Chemicals — 1.3%
Du Pont (E.I.) de Nemours & Co.	29,900	1,280,916
Hercules, Inc. (a)	32,500	512,525
The Lubrizol Corp.	33,400	1,527,382
PPG Industries, Inc.	35,000	2,347,800
		5,668,623

Communications — 1.7%
ADC Telecommunications, Inc. (a)	35,200	528,000
American Tower Corp. Cl. A (a)	31,000	1,131,500
Crown Castle International Corp. (a)	67,000	2,361,080
Nokia Oyj Sponsored ADR (Finland) (b)	102,700	2,022,163
Tellabs, Inc. (a)	111,800	1,225,328
		7,268,071

Computer Programming Services — 0.2%
Ceridian Corp. (a)	39,500	883,220

Computers & Information — 1.2%
Cisco Systems, Inc. (a)	41,400	952,200
International Business Machines Corp.	35,700	2,925,258
Solectron Corp. (a)	287,375	936,842
Tech Data Corp. (a)	17,200	628,316
		5,442,616

Computers & Office Equipment — 1.3%
Electronic Data Systems Corp.	90,300	2,214,156
Hewlett-Packard Co.	99,400	3,646,986
		5,861,142

Containers — 0.7%
Crown Holdings, Inc. (a) (b)	50,400	937,440
Owens-Illinois, Inc. (a)	64,000	986,880
Smurfit-Stone Container Corp. (a)	90,800	1,016,960
		2,941,280

Cosmetics & Personal Care — 3.4%
Colgate-Palmolive Co.	37,600	2,334,960
Kimberly-Clark Corp.	37,300	2,437,928
The Procter & Gamble Co.	162,900	10,096,542
		14,869,430

Electric Utilities — 2.2%
Alliant Energy Corp.	9,700	346,581
Constellation Energy Group, Inc.	32,300	1,912,160
Dominion Resources, Inc.	42,600	3,258,474
Entergy Corp.	30,700	2,401,661
Northeast Utilities (b)	40,600	944,762
Pinnacle West Capital Corp.	20,700	932,535
		9,796,173

2

Electrical Equipment & Electronics — 4.1%
Agere Systems, Inc. (a)	71,100	$1,061,523
Arrow Electronics, Inc. (a)	34,100	935,363
Celestica, Inc. (a)	85,700	920,418
Flextronics International Ltd. (a)	92,200	1,165,408
General Electric Co.	358,300	12,647,990
Hubbell, Inc. Cl. B	16,300	780,770
Sanmina-SCI Corp. (a)	154,500	577,830
		18,089,302

Energy — 11.3%
BP PLC, Sponsored ADR (United Kingdom)	28,400	1,862,472
Chevron Corp.	149,500	9,696,570
ConocoPhillips	75,300	4,482,609
Diamond Offshore Drilling, Inc. (b)	9,900	716,463
ENSCO International, Inc.	12,700	556,641
Exxon Mobil Corp.	352,100	23,625,910
GlobalSantaFe Corp.	28,400	1,419,716
Marathon Oil Corp.	42,700	3,283,630
Occidental Petroleum Corp.	14,400	692,784
Rowan Companies, Inc.	33,500	1,059,605
Total SA Sponsored ADR (France) (b)	31,400	2,070,516
Xcel Energy, Inc.	19,900	410,935
		49,877,851

Entertainment & Leisure — 0.5%
The Walt Disney Co.	63,700	1,968,967

Financial Services — 8.8%
Ameriprise Financial, Inc.	25,900	1,214,710
CIT Group, Inc.	23,100	1,123,353
Citigroup, Inc.	362,400	18,000,408
Countrywide Financial Corp.	47,600	1,667,904
The Goldman Sachs Group, Inc.	6,100	1,031,937
Huntington Bancshares, Inc. (b)	89,100	2,132,163
Janus Capital Group, Inc.	102,000	2,011,440
Lehman Brothers Holdings, Inc.	24,000	1,772,640
Merrill Lynch & Co., Inc.	83,800	6,554,836
Morgan Stanley	23,900	1,742,549
PNC Financial Services Group, Inc.	10,000	724,400
Waddell & Reed Financial, Inc. Cl. A	40,600	1,004,850
		38,981,190

Foods — 3.5%
Archer-Daniels-Midland Co.	72,700	2,753,876
Bunge Ltd. (b)	10,500	608,475
ConAgra Foods, Inc.	78,000	1,909,440
General Mills, Inc.	47,700	2,699,820
Kellogg Co.	45,500	2,253,160
The Kroger Co.	101,200	2,341,768
Safeway, Inc.	64,800	1,966,680
Sara Lee Corp.	55,500	891,885
		15,425,104

3

Forest Products & Paper — 0.2%
Sonoco Products Co.	27,400	$921,736

Healthcare — 0.1%
Tenet Healthcare Corp. (a) (b)	76,700	624,338

Home Construction, Furnishings & Appliances — 0.1%
Leggett & Platt, Inc.	17,600	440,528

Household Products — 0.9%
The Black & Decker Corp.	4,630	367,391
The Clorox Co.	31,400	1,978,200
Newell Rubbermaid, Inc.	56,700	1,605,744
		3,951,335

Industrial - Diversified — 1.5%
Cooper Industries Ltd. Cl. A	14,190	1,209,272
Eaton Corp.	23,600	1,624,860
SPX Corp.	29,400	1,571,136
Textron, Inc.	21,000	1,837,500
Tyco International Ltd.	17,200	481,428
		6,724,196

Insurance — 9.7%
ACE Ltd.	18,000	985,140
Allstate Corp.	29,400	1,844,262
American International Group, Inc.	153,700	10,184,162
Aon Corp.	50,900	1,723,983
Chubb Corp.	32,400	1,683,504
Genworth Financial, Inc. Cl. A	87,300	3,056,373
The Hartford Financial Services Group, Inc.	36,600	3,175,050
MBIA, Inc.	34,600	2,125,824
Metlife, Inc.	62,975	3,569,423
MGIC Investment Corp.	13,700	821,589
Old Republic International Corp.	53,400	1,182,810
PartnerRe Ltd. (b)	18,100	1,223,017
Prudential Financial, Inc.	18,100	1,380,125
RenaissanceRe Holdings Ltd.	21,000	1,167,600
St. Paul Travelers Co.	90,024	4,221,225
Torchmark Corp.	17,500	1,104,425
UnumProvident Corp.	78,600	1,524,054
XL Capital Ltd. Cl. A	29,700	2,040,390
		43,012,956

Manufacturing — 0.5%
Avery Dennison Corp.	34,300	2,063,831

Metals & Mining — 0.7%
Alcoa, Inc.	10,300	288,812
Crane Co.	16,500	689,700
United States Steel Corp.	33,900	1,955,352
		2,933,864

4

Pharmaceuticals — 5.4%
Abbott Laboratories	4,800	$233,088
AmerisourceBergen Corp.	34,700	1,568,440
Eli Lilly & Co.	35,200	2,006,400
Merck & Co., Inc.	139,100	5,828,290
Pfizer, Inc.	472,200	13,391,592
Wyeth	19,300	981,212
		24,009,022

Prepackaged Software — 0.4%
Microsoft Corp.	70,100	1,915,833

Restaurants — 1.1%
McDonald’s Corp.	128,200	5,015,184

Retail — 1.1%
Office Depot, Inc. (a)	60,700	2,409,790
Saks, Inc. (b)	68,900	1,190,592
Target Corp.	19,700	1,088,425
		4,688,807

Telephone Utilities — 6.3%
AT&T, Inc.	313,000	10,191,280
BellSouth Corp.	100,310	4,288,253
Embarq Corp.	37,912	1,833,803
Sprint Nextel Corp.	140,250	2,405,288
Verizon Communications, Inc.	250,900	9,315,917
		28,034,541

Tobacco — 2.1%
Altria Group, Inc.	98,200	7,517,210
UST, Inc. (b)	27,900	1,529,757
		9,046,967

Toys, Games — 0.2%
Mattel, Inc.	47,100	927,870

Transportation — 0.9%
CSX Corp.	60,800	1,996,064
Norfolk Southern Corp.	45,500	2,004,275
		4,000,339

TOTAL EQUITIES (Cost $358,494,170)		427,474,920

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 7.5%
Cash Equivalents — 4.6% (d)
Abbey National PLC Eurodollar Time Deposit 5.270%	10/03/2006	$268,275	$268,275
Abbey National PLC Eurodollar Time Deposit 5.270%	10/04/2006	689,860	689,860

5

ABN Amro Bank NV Certificate of Deposit 5.305%	11/21/2006	$191,628	$191,628
American Beacon Money Market Fund (c)
		301,392	301,392
Bank of America 5.270%	11/10/2006	383,256	383,256
Bank of America 5.300%	11/20/2006	114,977	114,977
Bank of America 5.310%	03/08/2007	383,256	383,256
Bank of Montreal Eurodollar Time Deposit 5.280%	10/16/2006	766,512	766,512
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	10/11/2006	153,302	153,302
Bank of Nova Scotia Eurodollar Time Deposit 5.290%	10/18/2006	1,149,767	1,149,767
Barclays Eurodollar Time Deposit 5.300%	11/03/2006	153,302	153,302
Barclays Eurodollar Time Deposit 5.305%	11/21/2006	574,884	574,884
Barclays Eurodollar Time Deposit 5.310%	10/20/2006	574,884	574,884
BGI Institutional Money Market Fund (c)
		766,512	766,512
BNP Paribas Eurodollar Time Deposit 5.260%	10/05/2006	383,256	383,256
Branch Banker & Trust Eurodollar Time Deposit 5.270%	10/10/2006	574,884	574,884
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	10/30/2006	551,888	551,888
Commonwealth Bank of Australia Commercial Paper 5.275%	10/23/2006	613,209	613,209
Dreyfus Cash Management Plus Money Market Fund (c)
		118,149	118,149
Federal Home Loan Bank Discount Note 5.177%	10/06/2006	152,544	152,544
First Tennessee National Corporation Eurodollar Time Deposit 5.300%	10/20/2006	383,256	383,256
Fortis Bank Eurodollar Time Deposit 5.280%	10/19/2006	574,884	574,884
Fortis Bank Eurodollar Time Deposit 5.300%	11/20/2006	459,907	459,907
Freddie Mac Discount Note 5.171%	10/17/2006	151,467	151,467
General Electric Capital Corp. Commercial Paper 5.285%	11/03/2006	569,853	569,853
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		165,274	165,274
Harris NA Eurodollar Time Deposit 5.280%	11/22/2006	574,884	574,884
HBOS Halifax Bank of Scotland Certificate of Deposit 5.280%	10/31/2006	574,884	574,884

6

Lloyds TSB Bank Eurodollar Time Deposit 5.270%	10/02/2006	$574,884	$574,884
National Australia Bank Eurodollar Time Deposit 5.360%	10/02/2006	383,256	383,256
Royal Bank of Canada Eurodollar Time Deposit 5.300%	10/27/2006	574,884	574,884
Royal Bank of Canada Eurodollar Time Deposit 5.300%	11/17/2006	766,512	766,512
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	10/27/2006	383,256	383,256
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 5.300%	11/20/2006	344,930	344,930
Societe Generale Eurodollar Time Deposit 5.280%	11/01/2006	153,302	153,302
Societe Generale Eurodollar Time Deposit 5.290%	10/04/2006	766,512	766,512
Societe Generale Eurodollar Time Deposit 5.300%	10/23/2006	574,884	574,884
Standard Chartered Bank Eurodollar Time Deposit 5.280%	10/30/2006	383,256	383,256
Svenska Handlesbanken Eurodollar Time Deposit 5.350%	10/02/2006	491,322	491,322
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/05/2006	536,558	536,558
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/12/2006	306,605	306,605
UBS AG Eurodollar Time Deposit 5.300%	10/27/2006	498,232	498,232
UBS AG Eurodollar Time Deposit 5.305%	10/02/2006	574,884	574,884
Wells Fargo Eurodollar Time Deposit 5.270%	10/17/2006	574,884	574,884
			20,208,307

Repurchase Agreement — 2.9%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		12,931,329	12,931,329

TOTAL SHORT-TERM INVESTMENTS (Cost $33,139,636)			33,139,636

TOTAL INVESTMENTS — 104.2% (Cost $391,633,806) (f)			$460,614,556

Other Assets/(Liabilities) — (4.2%)			(18,489,169)

NET ASSETS — 100.0%			$442,125,387

Notes to Portfolio of Investments

ADR - American Depository Receipt

7

(a)          Non-income producing security.

(b)         Denotes all or a portion of security on loan. (Note 2).

(c)          Amount represents shares owned of the fund.

(d)         Represents investments of security lending collateral. (Note 2).

(e)          Maturity value of $12,935,122. Collateralized by a U.S. Government Agency obligation with a rate of 5.89%, maturity date of 06/01/2034, and aggregate market value, including accrued interest, of $13,577,895.

(f)            See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual Select Fundamental Value
Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.1%
COMMON STOCK
Aerospace & Defense — 4.4%
General Dynamics Corp.	410,500	$29,420,535
Goodrich Corp.	267,400	10,835,048
Lockheed Martin Corp.	191,200	16,454,672
		56,710,255

Air Transportation — 1.5%
AMR Corp. (a) (b)	417,900	9,670,206
Southwest Airlines Co.	580,900	9,677,794
		19,348,000

Banking, Savings & Loans — 14.3%
Bank of America Corp.	791,700	42,411,369
The Bank of New York Co., Inc.	374,100	13,190,766
Golden West Financial Corp.	280,800	21,691,800
JP Morgan Chase & Co.	730,436	34,301,275
State Street Corp.	203,500	12,698,400
SunTrust Banks, Inc.	130,000	10,046,400
U.S. Bancorp	331,200	11,002,464
UBS AG	260,100	15,426,531
Washington Mutual, Inc.	113,100	4,916,457
Wells Fargo & Co.	468,800	16,961,184
		182,646,646

Beverages — 1.5%
PepsiCo, Inc.	288,300	18,814,458

Broadcasting, Publishing & Printing — 3.2%
Comcast Corp. Cl. A (a)	477,400	17,592,190
Gannett Co., Inc. (b)	105,900	6,018,297
Time Warner, Inc.	915,300	16,685,919
		40,296,406

Chemicals — 2.1%
Dow Chemical Co.	323,900	12,625,622
Du Pont (E.I.) de Nemours & Co.	331,900	14,218,596
		26,844,218

Communications — 1.2%
Motorola, Inc.	597,200	14,930,000

Computer Integrated Systems Design — 1.0%
Sun Microsystems, Inc. (a)	2,492,300	12,386,731

Computers & Information — 2.4%
Cisco Systems, Inc. (a)	557,800	12,829,400
EMC Corp. (a)	1,533,500	18,371,330
		31,200,730

1

Computers & Office Equipment — 2.0%
Hewlett-Packard Co.	390,800	$14,338,452
Pitney Bowes, Inc.	251,400	11,154,618
		25,493,070

Cosmetics & Personal Care — 0.9%
Kimberly-Clark Corp.	175,500	11,470,680

Electric Utilities — 4.3%
Dominion Resources, Inc.	171,850	13,144,806
Entergy Corp.	66,200	5,178,826
Exelon Corp.	277,400	16,793,796
FPL Group, Inc.	215,900	9,715,500
SCANA Corp.	241,600	9,729,232
		54,562,160

Electrical Equipment & Electronics — 1.8%
General Electric Co.	651,400	22,994,420

Energy — 9.7%
ConocoPhillips	203,700	12,126,261
Exxon Mobil Corp.	813,600	54,592,560
GlobalSantaFe Corp.	262,500	13,122,375
National Oilwell Varco, Inc. (a)	185,200	10,843,460
Occidental Petroleum Corp.	632,700	30,439,197
XTO Energy, Inc.	67,500	2,843,775
		123,967,628

Financial Services — 7.2%
Citigroup, Inc.	869,900	43,207,933
The Goldman Sachs Group, Inc.	147,400	24,935,658
Merrill Lynch & Co., Inc.	144,800	11,326,256
PNC Financial Services Group, Inc.	166,800	12,082,992
		91,552,839

Food Retailers — 0.0%
SuperValu, Inc.	5,500	163,075

Foods — 3.3%
Campbell Soup Co. (b)	277,900	10,143,350
Kellogg Co.	251,500	12,454,280
Safeway, Inc.	647,300	19,645,555
		42,243,185

Home Construction, Furnishings & Appliances — 0.3%
D.R. Horton, Inc.	171,200	4,100,240

Insurance — 7.7%
ACE Ltd.	184,100	10,075,793
Aetna, Inc.	301,700	11,932,235
Allstate Corp.	416,800	26,145,864
American International Group, Inc.	287,600	19,056,376
Chubb Corp.	358,100	18,606,876
WellPoint, Inc. (a)	157,600	12,143,080
		97,960,224

2

Lodging — 1.7%
Host Hotels & Resorts, Inc.	971,243	$22,270,602

Machinery & Components — 2.7%
Caterpillar, Inc.	300,600	19,779,480
Deere & Co.	176,800	14,835,288
		34,614,768

Manufacturing — 1.8%
American Standard Cos., Inc. (b)	308,400	12,943,548
Applied Materials, Inc. (b)	588,900	10,441,197
		23,384,745

Medical Supplies — 2.9%
Baxter International, Inc.	367,100	16,688,366
Beckman Coulter, Inc.	190,000	10,936,400
Boston Scientific Corp. (a)	653,000	9,657,870
		37,282,636

Metals & Mining — 2.3%
Alcoa, Inc.	426,700	11,964,668
Cameco Corp. (b)	249,200	9,113,244
Precision Castparts Corp.	132,200	8,349,752
		29,427,664

Pharmaceuticals — 4.5%
Abbott Laboratories	258,200	12,538,192
Bristol-Myers Squibb Co.	219,100	5,459,972
Pfizer, Inc.	526,020	14,917,927
Wyeth	483,400	24,576,056
		57,492,147

Restaurants — 0.9%
McDonald’s Corp. (b)	301,100	11,779,032
Retail — 4.3%
CVS Corp.	1,289,600	41,421,952
Federated Department Stores, Inc.	322,600	13,939,546
		55,361,498

Telephone Utilities — 6.4%
AT&T, Inc. (b)	1,120,428	36,481,136
BellSouth Corp.	387,000	16,544,250
Sprint Nextel Corp.	531,600	9,116,940
Verizon Communications, Inc.	535,500	19,883,115
		82,025,441

Tobacco — 0.8%
Altria Group, Inc.	141,700	10,847,135

Transportation — 1.0%
United Parcel Service, Inc. Cl. B	178,600	12,848,484

TOTAL EQUITIES (Cost $1,052,839,604)		1,255,019,117

3

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 8.1%
Cash Equivalents — 6.3% (d)
Abbey National PLC Eurodollar Time Deposit 5.270%	10/03/2006	$1,068,755	$1,068,755
Abbey National PLC Eurodollar Time Deposit 5.270%	10/04/2006	2,748,217	2,748,217
ABN Amro Bank NV Certificate of Deposit 5.305%	11/21/2006	763,393	763,393
American Beacon Money Market Fund (c)
		1,200,664	1,200,664
Bank of America 5.270%	11/10/2006	1,526,787	1,526,787
Bank of America 5.300%	11/20/2006	458,036	458,036
Bank of America 5.310%	03/08/2007	1,526,787	1,526,787
Bank of Montreal Eurodollar Time Deposit 5.280%	10/16/2006	3,053,574	3,053,574
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	10/11/2006	610,715	610,715
Bank of Nova Scotia Eurodollar Time Deposit 5.290%	10/18/2006	4,580,361	4,580,361
Barclays Eurodollar Time Deposit 5.300%	11/03/2006	610,715	610,715
Barclays Eurodollar Time Deposit 5.305%	11/21/2006	2,290,180	2,290,180
Barclays Eurodollar Time Deposit 5.310%	10/20/2006	2,290,180	2,290,180
BGI Institutional Money Market Fund (c)
		3,053,574	3,053,574
BNP Paribas Eurodollar Time Deposit 5.260%	10/05/2006	1,526,787	1,526,787
Branch Banker & Trust Eurodollar Time Deposit 5.270%	10/10/2006	2,290,180	2,290,180
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	10/30/2006	2,198,573	2,198,573
Commonwealth Bank of Australia Commercial Paper 5.275%	10/23/2006	2,442,859	2,442,859
Dreyfus Cash Management Plus Money Market Fund (c)		470,675	470,675
Federal Home Loan Bank Discount Note 5.177%	10/06/2006	607,695	607,695
First Tennessee National Corporation Eurodollar Time Deposit 5.300%	10/20/2006	1,526,787	1,526,787
Fortis Bank Eurodollar Time Deposit 5.280%	10/19/2006	2,290,180	2,290,180
Fortis Bank Eurodollar Time Deposit 5.300%	11/20/2006	1,832,144	1,832,144

4

Freddie Mac Discount Note 5.171%	10/17/2006	$603,405	$603,405
General Electric Capital Corp. Commercial Paper 5.285%	11/03/2006	2,270,141	2,270,141
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		658,406	658,406
Harris NA Eurodollar Time Deposit 5.280%	11/22/2006	2,290,180	2,290,180
HBOS Halifax Bank of Scotland Certificate of Deposit 5.280%	10/31/2006	2,290,180	2,290,180
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	10/02/2006	2,290,180	2,290,180
National Australia Bank Eurodollar Time Deposit 5.360%	10/02/2006	1,526,787	1,526,787
Royal Bank of Canada Eurodollar Time Deposit 5.300%	10/27/2006	2,290,180	2,290,180
Royal Bank of Canada Eurodollar Time Deposit 5.300%	11/17/2006	3,053,574	3,053,574
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	10/27/2006	1,526,787	1,526,787
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 5.300%	11/20/2006	1,374,108	1,374,108
Societe Generale Eurodollar Time Deposit 5.280%	11/01/2006	610,715	610,715
Societe Generale Eurodollar Time Deposit 5.290%	10/04/2006	3,053,574	3,053,574
Societe Generale Eurodollar Time Deposit 5.300%	10/23/2006	2,290,180	2,290,180
Standard Chartered Bank Eurodollar Time Deposit 5.280%	10/30/2006	1,526,787	1,526,787
Svenska Handlesbanken Eurodollar Time Deposit 5.350%	10/02/2006	1,957,295	1,957,295
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/05/2006	2,137,502	2,137,502
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/12/2006	1,221,430	1,221,430
UBS AG Eurodollar Time Deposit 5.300%	10/27/2006	1,984,823	1,984,823
UBS AG Eurodollar Time Deposit 5.305%	10/02/2006	2,290,180	2,290,180
Wells Fargo Eurodollar Time Deposit 5.270%	10/17/2006	2,290,180	2,290,180
			80,504,412

Repurchase Agreement — 1.8%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		22,227,603	22,227,603

TOTAL SHORT-TERM INVESTMENTS (Cost $102,732,015)			102,732,015

TOTAL INVESTMENTS — 106.2% (Cost $1,155,571,619) (f)			$1,357,751,132

Other Assets/(Liabilities) — (6.2%)			(78,847,494)

NET ASSETS — 100.0%			$1,278,903,638

5

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $22,234,123. Collateralized by a U.S. Government Agency obligation with a rate of 6.23%, maturity date of 10/25/2033, and aggregate market value, including accrued interest, of $23,338,983.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Select Value
Equity Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.6%
COMMON STOCK
Advertising — 0.8%
Omnicom Group, Inc.	8,600	$804,960

Aerospace & Defense — 0.8%
General Dynamics Corp.	11,500	824,205

Apparel, Textiles & Shoes — 1.2%
Abercrombie & Fitch Co. Cl. A	6,000	416,880
Nordstrom, Inc.	17,800	752,940
		1,169,820

Automotive & Parts — 0.5%
Autoliv, Inc.	9,000	495,990

Banking, Savings & Loans — 11.4%
Bank of America Corp.	58,800	3,149,916
Fannie Mae	12,600	704,466
JP Morgan Chase & Co.	59,900	2,812,904
SLM Corp.	16,800	873,264
Wachovia Corp.	14,100	786,780
Wells Fargo & Co.	85,700	3,100,626
		11,427,956

Broadcasting, Publishing & Printing — 0.6%
The DIRECTV Group, Inc. (a)	33,000	649,440

Building Materials & Construction — 0.5%
Simpson Manufacturing Co., Inc. (b)	17,300	467,619

Commercial Services — 1.2%
Waste Management, Inc.	34,000	1,247,120

Communications — 0.7%
Motorola, Inc.	29,900	747,500

Computers & Office Equipment — 2.7%
Hewlett-Packard Co.	74,800	2,744,412

Cosmetics & Personal Care — 0.8%
The Procter & Gamble Co.	13,400	830,532

Electric Utilities — 6.1%
AES Corp. (a)	65,800	1,341,662
Edison International	43,800	1,823,832
Exelon Corp.	6,100	369,294
NRG Energy, Inc. (a)	26,200	1,186,860
TXU Corp.	21,700	1,356,684
		6,078,332

Electrical Equipment & Electronics — 1.4%
General Electric Co.	24,000	847,200
Wesco International, Inc. (a) (b)	10,400	603,512
		1,450,712

1

Energy — 14.4%
Ashland, Inc.	10,100	$644,178
Devon Energy Corp.	26,200	1,654,530
Exxon Mobil Corp.	93,200	6,253,720
Occidental Petroleum Corp.	37,800	1,818,558
Sunoco, Inc.	22,400	1,393,056
Tesoro Corp.	28,500	1,652,430
Valero Energy Corp.	19,500	1,003,665
		14,420,137

Financial Services — 8.8%
Ameriprise Financial, Inc.	28,300	1,327,270
The Bear Stearns Cos., Inc.	5,400	756,540
Citigroup, Inc.	49,300	2,448,731
Countrywide Financial Corp.	41,200	1,443,648
Merrill Lynch & Co., Inc.	16,000	1,251,520
Morgan Stanley	22,500	1,640,475
		8,868,184

Foods — 3.3%
General Mills, Inc.	19,300	1,092,380
The Kroger Co.	63,100	1,460,134
Safeway, Inc.	24,300	737,505
		3,290,019

Home Construction, Furnishings & Appliances — 0.1%
D.R. Horton, Inc.	3,300	79,035

Insurance — 15.6%
ACE Ltd.	27,600	1,510,548
Aetna, Inc.	19,500	771,225
AFLAC, Inc.	12,600	576,576
Ambac Financial Group, Inc.	22,000	1,820,500
American International Group, Inc.	12,800	848,128
W.R. Berkley Corp.	17,900	633,481
Chubb Corp.	29,200	1,517,232
Fidelity National Financial, Inc.	25,700	1,070,405
Genworth Financial, Inc. Cl. A	42,200	1,477,422
The Hartford Financial Services Group, Inc.	17,000	1,474,750
Lincoln National Corp.	7,700	478,016
MBIA, Inc.	10,000	614,400
MGIC Investment Corp.	22,100	1,325,337
Prudential Financial, Inc.	14,700	1,120,875
Reinsurance Group of America, Inc.	8,600	446,598
		15,685,493

Machinery & Components — 1.4%
Caterpillar, Inc.	13,900	914,620
Deere & Co.	5,400	453,114
		1,367,734

Manufacturing — 0.4%
Terex Corp. (a)	9,700	438,634

2

Metals & Mining — 2.6%
Alcoa, Inc.	27,400	$768,296
Commercial Metals Co.	17,200	349,676
Nucor Corp.	17,200	851,228
United States Steel Corp.	11,900	686,392
		2,655,592

Pharmaceuticals — 7.5%
Barr Pharmaceuticals, Inc. (a)	14,600	758,324
Endo Pharmaceuticals Holdings, Inc. (a)	19,600	637,980
McKesson Corp.	17,600	927,872
Merck & Co., Inc.	41,600	1,743,040
Pfizer, Inc.	121,300	3,440,068
		7,507,284

Prepackaged Software — 0.6%
Fair Isaac Corp. (b)	16,400	599,748

Real Estate — 0.7%
Equity Residential REIT (b)	8,800	445,104
Realogy Corp. (a) (b)	11,900	269,892
		714,996

Restaurants — 0.8%
Domino’s Pizza, Inc. (b)	31,400	805,410

Retail — 3.9%
BJ’s Wholesale Club, Inc. (a)	22,600	659,468
The Home Depot, Inc.	29,400	1,066,338
J.C. Penney Co., Inc.	11,400	779,646
Men’s Wearhouse, Inc.	13,900	517,219
OfficeMax, Inc.	1,400	57,036
Target Corp.	15,500	856,375
		3,936,082

Telephone Utilities — 6.1%
AT&T, Inc.	100,300	3,265,768
Qwest Communications International, Inc. (a)	192,100	1,675,112
Verizon Communications, Inc.	30,600	1,136,178
		6,077,058

Tobacco — 2.9%
Altria Group, Inc.	38,400	2,939,520

Transportation — 0.8%
Norfolk Southern Corp.	17,500	770,875

TOTAL EQUITIES (Cost $95,076,041)		99,094,399

3

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 3.7%
Cash Equivalents — 2.7% (d)
Abbey National PLC Eurodollar Time Deposit 5.270%	10/03/2006	$36,004	$35,999
Abbey National PLC Eurodollar Time Deposit 5.270%	10/04/2006	92,582	92,582
ABN Amro Bank NV Certificate of Deposit 5.305%	11/21/2006	25,717	25,717
American Beacon Money Market Fund (c)
		40,448	40,448
Bank of America 5.270%	11/10/2006	51,435	51,435
Bank of America 5.300%	11/20/2006	15,430	15,430
Bank of America 5.310%	03/08/2007	51,435	51,435
Bank of Montreal Eurodollar Time Deposit 5.280%	10/16/2006	102,869	102,869
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	10/11/2006	20,574	20,574
Bank of Nova Scotia Eurodollar Time Deposit 5.290%	10/18/2006	154,304	154,304
Barclays Eurodollar Time Deposit 5.300%	11/03/2006	20,574	20,574
Barclays Eurodollar Time Deposit 5.305%	11/21/2006	77,152	77,152
Barclays Eurodollar Time Deposit 5.310%	10/20/2006	77,152	77,152
BGI Institutional Money Market Fund (c)
		102,869	102,869
BNP Paribas Eurodollar Time Deposit 5.260%	10/05/2006	51,435	51,435
Branch Banker & Trust Eurodollar Time Deposit 5.270%	10/10/2006	77,152	77,152
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	10/30/2006	74,066	74,066
Commonwealth Bank of Australia Commercial Paper 5.275%	10/23/2006	82,295	82,295
Dreyfus Cash Management Plus Money Market Fund (c)
		15,856	15,856
Federal Home Loan Bank Discount Note 5.177%	10/06/2006	20,472	20,472
First Tennessee National Corporation Eurodollar Time Deposit 5.300%	10/20/2006	51,435	51,435
Fortis Bank Eurodollar Time Deposit 5.280%	10/19/2006	77,152	77,152
Fortis Bank Eurodollar Time Deposit 5.300%	11/20/2006	61,721	61,721
Freddie Mac Discount Note 5.171%	10/17/2006	20,328	20,328
General Electric Capital Corp. Commercial Paper 5.285%	11/03/2006	76,477	76,477
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		22,180	22,180
Harris NA Eurodollar Time Deposit 5.280%	11/22/2006	77,152	77,152
HBOS Halifax Bank of Scotland Certificate of Deposit 5.280%	10/31/2006	77,152	77,152

4

Lloyds TSB Bank Eurodollar Time Deposit 5.270%	10/02/2006	$77,152	$77,152
National Australia Bank Eurodollar Time Deposit 5.360%	10/02/2006	51,435	51,435
Royal Bank of Canada Eurodollar Time Deposit 5.300%	10/27/2006	77,152	77,152
Royal Bank of Canada Eurodollar Time Deposit 5.300%	11/17/2006	102,869	102,869
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	10/27/2006	51,435	51,435
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 5.300%	11/20/2006	46,291	46,291
Societe Generale Eurodollar Time Deposit 5.280%	11/01/2006	20,574	20,574
Societe Generale Eurodollar Time Deposit 5.290%	10/04/2006	102,869	102,869
Societe Generale Eurodollar Time Deposit 5.300%	10/23/2006	77,152	77,152
Standard Chartered Bank Eurodollar Time Deposit 5.280%	10/30/2006	51,435	51,435
Svenska Handlesbanken Eurodollar Time Deposit 5.350%	10/02/2006	65,938	65,938
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/05/2006	72,008	72,008
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/12/2006	41,148	41,148
UBS AG Eurodollar Time Deposit 5.300%	10/27/2006	66,865	66,865
UBS AG Eurodollar Time Deposit 5.305%	10/02/2006	77,152	77,152
Wells Fargo Eurodollar Time Deposit 5.270%	10/17/2006	77,152	77,152
			2,712,040

Repurchase Agreement — 1.0%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		1,011,619	1,011,619

TOTAL SHORT-TERM INVESTMENTS (Cost $3,723,659)			3,723,659

TOTAL INVESTMENTS — 102.3% (Cost $98,799,700) (f)			$102,818,058

Other Assets/(Liabilities) — (2.3%)			(2,328,873)

NET ASSETS — 100.0%			$100,489,185

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

5

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $1,011,915. Collateralized by U.S. Government Agency obligation with a rate of 9.00%, maturity date of 12/25/2013, and an aggregate market value, including accrued interest, of $1,062,200.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Select Large Cap Value
Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 95.8%
COMMON STOCK
Advertising — 0.3%
WPP Group PLC Sponsored ADR (United Kingdom)	64,900	$4,006,277

Automotive & Parts — 1.9%
Harley-Davidson, Inc.	474,800	29,793,700

Banking, Savings & Loans — 14.1%
Commerce Bancorp, Inc. (a)	283,000	10,388,930
Golden West Financial Corp.	676,100	52,228,725
HSBC Holdings PLC	2,618,418	47,658,732
JP Morgan Chase & Co.	1,428,988	67,105,276
State Street Corp.	47,500	2,964,000
Wells Fargo & Co.	1,175,400	42,525,972
		222,871,635

Beverages — 2.0%
Diageo PLC Sponsored ADR (United Kingdom)	269,200	19,123,968
Heineken Holding NV Cl. A	327,550	12,857,253
		31,981,221

Broadcasting, Publishing & Printing — 4.8%
Comcast Corp. Special, Cl. A (b)	1,348,500	49,638,285
Gannett Co., Inc. (a)	71,600	4,069,028
Lagardere S.C.A. SA	170,000	12,238,910
Liberty Media Holding Corp. Capital Cl. A (b)	50,320	4,205,242
Liberty Media Holding Corp. Interactive Cl. A (b)	251,600	5,127,608
		75,279,073

Building Materials & Construction — 1.4%
Martin Marietta Materials, Inc.	134,300	11,364,466
Vulcan Materials Co. (a)	133,800	10,469,850
		21,834,316

Commercial Services — 5.1%
Apollo Group, Inc. Cl. A (b)	111,000	5,465,640
Block (H&R), Inc. (a)	750,000	16,305,000
Cosco Pacific Ltd.	2,169,300	4,318,736
Dun & Bradstreet Corp. (b)	143,050	10,727,320
Iron Mountain, Inc. (a) (b)	514,500	22,092,630
Moody’s Corp.	323,900	21,176,582
		80,085,908

Communications — 1.3%
Nokia Oyj Sponsored ADR (Finland)	198,000	3,898,620
NTL, Inc.	302,138	7,683,369
SK Telecom Co. Ltd. ADR (South Korea) (a)	350,300	8,277,589
		19,859,578

Computer Related Services — 0.2%
IAC/InterActiveCorp (b)	104,948	3,018,305

1

Computers & Information — 0.6%
Dell, Inc. (b)	424,400	$9,693,296

Computers & Office Equipment — 0.6%
Hewlett-Packard Co.	267,800	9,825,582

Containers — 2.0%
Sealed Air Corp. (a)	570,000	30,848,400

Cosmetics & Personal Care — 1.5%
Avon Products, Inc.	200,300	6,141,198
The Procter & Gamble Co.	285,200	17,676,696
		23,817,894

Energy — 11.2%
BHP Billiton PLC	199,200	3,447,033
ConocoPhillips	1,032,592	61,470,202
Devon Energy Corp. (a)	535,600	33,823,140
EOG Resources, Inc. (a)	457,100	29,734,355
Occidental Petroleum Corp.	726,400	34,947,104
Transocean, Inc. (b)	169,500	12,412,485
		175,834,319

Entertainment & Leisure — 1.7%
News Corp., Inc. Cl. A	1,347,300	26,474,445

Financial Services — 11.9%
American Express Co.	1,257,500	70,520,600
Ameriprise Financial, Inc.	344,360	16,150,484
Berkshire Hathaway, Inc. Cl. A (b)	594	56,905,200
Citigroup, Inc.	671,400	33,348,438
Morgan Stanley	150,900	11,002,119
		187,926,841

Foods — 0.6%
The Hershey Co. (a)	190,000	10,155,500

Healthcare — 1.3%
Caremark Rx, Inc.	375,700	21,290,919

Household Products — 0.2%
Hunter Douglas NV	45,362	3,178,173

Industrial - Diversified — 4.2%
Tyco International Ltd.	2,361,224	66,090,660

Insurance — 11.1%
American International Group, Inc.	1,036,100	68,651,986
Aon Corp.	301,500	10,211,805
Chubb Corp.	83,400	4,333,464
Loews Corp.	839,700	31,824,630
Markel Corp. (a) (b)	3,000	1,231,980
Principal Financial Group, Inc.	94,100	5,107,748
Progressive Corp.	1,458,800	35,798,952
Sun Life Financial, Inc. (a)	59,800	2,455,986

2

Transatlantic Holdings, Inc.	255,462	$15,432,460
		175,049,011

Metals & Mining — 0.2%
Rio Tinto PLC	70,700	3,347,035

Pharmaceuticals — 0.9%
Cardinal Health, Inc.	218,000	14,331,320

Prepackaged Software — 2.2%
Microsoft Corp.	1,271,400	34,747,362

Retail — 7.6%
Amazon.com, Inc. (b)	280,600	9,012,872
Bed Bath & Beyond, Inc. (b)	234,300	8,964,318
Carmax, Inc. (b)	92,000	3,837,320
Costco Wholesale Corp. (a)	1,157,200	57,489,696
Lowe’s Companies, Inc.	270,000	7,576,200
Wal-Mart Stores, Inc.	666,100	32,852,052
		119,732,458

Telephone Utilities — 1.1%
Sprint Nextel Corp.	992,800	17,026,520

Tobacco — 4.4%
Altria Group, Inc.	901,600	69,017,480

Transportation — 1.3%
China Merchants Holdings International Co. Ltd.	2,505,105	7,312,357
Kuehne & Nagel International AG	70,750	4,872,595
United Parcel Service, Inc. Cl. B	106,800	7,683,192
		19,868,144

Travel — 0.1%
Expedia, Inc. (b)	108,948	1,708,305

TOTAL EQUITIES (Cost $1,128,540,354)		1,508,693,677

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 8.5%
Cash Equivalents — 4.4% (d)
Abbey National PLC Eurodollar Time Deposit 5.270%	10/03/2006	$917,754	$917,754
Abbey National PLC Eurodollar Time Deposit 5.270%	10/04/2006	2,359,947	2,359,947
ABN Amro Bank NV Certificate of Deposit 5.305%	11/21/2006	655,541	655,541
American Beacon Money Market Fund (c)
		1,031,034	1,031,034
Bank of America 5.270%	11/10/2006	1,311,082	1,311,082

3

Bank of America 5.300%	11/20/2006	$393,325	$393,325
Bank of America 5.310%	03/08/2007	1,311,082	1,311,082
Bank of Montreal Eurodollar Time Deposit 5.280%	10/16/2006	2,622,164	2,622,164
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	10/11/2006	524,433	524,433
Bank of Nova Scotia Eurodollar Time Deposit 5.290%	10/18/2006	3,933,246	3,933,246
Barclays Eurodollar Time Deposit 5.300%	11/03/2006	524,433	524,433
Barclays Eurodollar Time Deposit 5.305%	11/21/2006	1,966,623	1,966,623
Barclays Eurodollar Time Deposit 5.310%	10/20/2006	1,966,623	1,966,623
BGI Institutional Money Market Fund (c)
		2,622,164	2,622,164
BNP Paribas Eurodollar Time Deposit 5.260%	10/05/2006	1,311,082	1,311,082
Branch Banker & Trust Eurodollar Time Deposit 5.270%	10/10/2006	1,966,623	1,966,623
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	10/30/2006	1,887,958	1,887,958
Commonwealth Bank of Australia Commercial Paper 5.275%	10/23/2006	2,097,731	2,097,731
Dreyfus Cash Management Plus Money Market Fund (c)
		404,178	404,178
Federal Home Loan Bank Discount Note 5.177%	10/06/2006	521,839	521,839
First Tennessee National Corporation Eurodollar Time Deposit 5.300%	10/20/2006	1,311,082	1,311,082
Fortis Bank Eurodollar Time Deposit 5.280%	10/19/2006	1,966,623	1,966,623
Fortis Bank Eurodollar Time Deposit 5.300%	11/20/2006	1,573,298	1,573,298
Freddie Mac Discount Note 5.171%	10/17/2006	518,155	518,155
General Electric Capital Corp. Commercial Paper 5.285%	11/03/2006	1,949,415	1,949,415
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		565,386	565,386
Harris NA Eurodollar Time Deposit 5.280%	11/22/2006	1,966,623	1,966,623
HBOS Halifax Bank of Scotland Certificate of Deposit 5.280%	10/31/2006	1,966,623	1,966,623
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	10/02/2006	1,966,623	1,966,623
National Australia Bank Eurodollar Time Deposit 5.360%	10/02/2006	1,311,082	1,311,082
Royal Bank of Canada Eurodollar Time Deposit 5.300%	10/27/2006	1,966,623	1,966,623

4

Royal Bank of Canada Eurodollar Time Deposit 5.300%	11/17/2006	$2,622,164	$2,622,164
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	10/27/2006	1,311,082	1,311,082
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 5.300%	11/20/2006	1,179,974	1,179,974
Societe Generale Eurodollar Time Deposit 5.280%	11/01/2006	524,433	524,433
Societe Generale Eurodollar Time Deposit 5.290%	10/04/2006	2,622,164	2,622,164
Societe Generale Eurodollar Time Deposit 5.300%	10/23/2006	1,966,623	1,966,623
Standard Chartered Bank Eurodollar Time Deposit 5.280%	10/30/2006	1,311,082	1,311,082
Svenska Handlesbanken Eurodollar Time Deposit 5.350%	10/02/2006	1,680,768	1,680,768
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/05/2006	1,835,515	1,835,515
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/12/2006	1,048,866	1,048,866
UBS AG Eurodollar Time Deposit 5.300%	10/27/2006	1,704,406	1,704,406
UBS AG Eurodollar Time Deposit 5.305%	10/02/2006	1,966,623	1,966,623
Wells Fargo Eurodollar Time Deposit 5.270%	10/17/2006	1,966,623	1,966,623
			69,130,718

Repurchase Agreement — 4.1%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		63,928,047	63,928,047

TOTAL SHORT-TERM INVESTMENTS (Cost $133,058,765)			133,058,765

TOTAL INVESTMENTS — 104.3% (Cost $1,261,599,119) (f)			$1,641,752,442

Other Assets/(Liabilities) — (4.3%)			(67,124,402)

NET ASSETS — 100.0%			$1,574,628,040

Notes to Portfolio of Investments
ADR - American Depository Receipt

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $63,946,799. Collateralized by a U.S. Government Agency obligation with a rate of 6.03%, maturity date of 05/25/2034, and an aggregate market value, including accrued interest, of $67,124,449.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Select Indexed Equity
Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.3%
COMMON STOCK
Advertising — 0.2%
Interpublic Group of Companies, Inc. (a) (b)	69,243	$685,504
Monster Worldwide, Inc. (a)	21,818	789,593
Omnicom Group, Inc.	29,114	2,725,070
		4,200,167

Aerospace & Defense — 2.3%
Boeing Co.	134,840	10,632,134
General Dynamics Corp.	67,708	4,852,632
Goodrich Corp.	21,290	862,671
Honeywell International, Inc. (b)	140,010	5,726,409
Lockheed Martin Corp.	60,407	5,198,626
Northrop Grumman Corp.	59,078	4,021,439
Raytheon Co.	74,600	3,581,546
Rockwell Collins, Inc.	28,832	1,581,147
United Technologies Corp.	171,162	10,843,113
		47,299,717

Air Transportation — 0.1%
Southwest Airlines Co.	130,165	2,168,549

Apparel, Textiles & Shoes — 0.6%
Coach, Inc. (a)	63,800	2,194,720
The Gap, Inc.	95,203	1,804,097
Jones Apparel Group, Inc.	18,189	590,051
Limited Brands	58,259	1,543,281
Liz Claiborne, Inc.	17,292	683,207
Nike, Inc. Cl. B	31,883	2,793,588
Nordstrom, Inc.	37,376	1,581,005
VF Corp.	16,202	1,181,936
		12,371,885

Automotive & Parts — 0.7%
AutoNation, Inc. (a)	28,468	594,981
Ford Motor Co. (b)	323,514	2,617,228
General Motors Corp. (b)	97,045	3,227,717
Genuine Parts Co.	28,112	1,212,471
The Goodyear Tire & Rubber Co. (a) (b)	28,776	417,252
Harley-Davidson, Inc.	45,936	2,882,484
Navistar International Corp. (a)	10,309	266,178
Paccar, Inc. (b)	43,205	2,463,549
		13,681,860

Banking, Savings & Loans — 9.7%
AmSouth Bancorporation	56,694	1,646,394
Bank of America Corp.	769,376	41,215,472
The Bank of New York Co., Inc.	130,003	4,583,906
BB&T Corp. (b)	93,216	4,080,996
Capital One Financial Corp.	51,346	4,038,876
Comerica, Inc.	29,576	1,683,466
Commerce Bancorp, Inc. (b)	31,000	1,138,010

1

Compass Bancshares, Inc.	23,000	$1,310,540
Fannie Mae	163,079	9,117,747
Fifth Third Bancorp (b)	97,188	3,700,919
First Horizon National Corp. (b)	23,000	874,230
Freddie Mac	116,428	7,722,669
Golden West Financial Corp.	43,758	3,380,305
JP Morgan Chase & Co.	587,448	27,586,558
KeyCorp	67,168	2,514,770
M&T Bank Corp.	14,200	1,703,432
Marshall and Ilsley Corp.	41,100	1,980,198
Mellon Financial Corp.	68,468	2,677,099
National City Corp.	99,771	3,651,619
North Fork Bancorporation, Inc.	80,200	2,296,928
Northern Trust Corp.	30,893	1,805,078
Regions Financial Corp. (b)	75,642	2,782,869
SLM Corp.	70,831	3,681,795
Sovereign Bancorp, Inc.	61,939	1,332,308
State Street Corp.	55,068	3,436,243
SunTrust Banks, Inc.	61,634	4,763,076
Synovus Financial Corp.	51,699	1,518,400
U.S. Bancorp	303,534	10,083,399
Wachovia Corp.	278,826	15,558,491
Washington Mutual, Inc.	165,899	7,211,630
Wells Fargo & Co.	568,674	20,574,625
Zions Bancorp	16,800	1,340,808
		200,992,856

Beverages — 2.1%
Anheuser-Busch Cos., Inc.	129,696	6,161,857
Brown-Forman Corp. Cl. B	14,542	1,114,644
The Coca-Cola Co.	347,172	15,511,645
Coca-Cola Enterprises, Inc.	50,343	1,048,645
Constellation Brands, Inc. Cl. A (a) (b)	33,700	969,886
Molson Coors Brewing Co. Cl. B	8,765	603,908
The Pepsi Bottling Group, Inc. (b)	25,482	904,611
PepsiCo, Inc.	279,166	18,218,373
		44,533,569

Broadcasting, Publishing & Printing — 2.3%
CBS Corp. Cl. B	130,209	3,667,988
Clear Channel Communications, Inc.	87,721	2,530,751
Comcast Corp. Cl. A (a)	357,796	13,184,783
Dow Jones & Co., Inc. (b)	9,857	330,604
Gannett Co., Inc.	40,471	2,299,967
The McGraw-Hill Companies, Inc.	61,488	3,568,149
Meredith Corp.	5,689	280,638
New York Times Co. Cl. A (b)	23,000	528,540
The Scripps (E.W.) Co. Cl. A	14,400	690,192
Time Warner, Inc.	686,994	12,523,901
Tribune Co. (b)	34,895	1,141,764
Univision Communications, Inc. Cl. A (a) (b)	40,800	1,401,072
Viacom, Inc. Cl. B (a)	123,409	4,588,347
		46,736,696

2

Building Materials & Construction — 0.2%
Louisiana-Pacific Corp.	18,184	$341,314
Masco Corp.	70,492	1,932,891
Vulcan Materials Co. (b)	16,678	1,305,053
		3,579,258

Chemicals — 1.3%
Air Products & Chemicals, Inc.	37,005	2,456,022
Dow Chemical Co.	163,020	6,354,520
Du Pont (E.I.) de Nemours & Co.	155,150	6,646,626
Eastman Chemical Co.	14,135	763,573
Hercules, Inc. (a)	16,489	260,032
International Flavors & Fragrances, Inc.	14,182	560,756
Monsanto Co.	90,848	4,270,764
PPG Industries, Inc.	27,708	1,858,653
Praxair, Inc.	53,456	3,162,457
Rohm & Haas Co.	24,284	1,149,847
		27,483,250

Commercial Services — 1.3%
Allied Waste Industries, Inc. (a)	39,134	441,040
Apollo Group, Inc. Cl. A (a)	23,900	1,176,836
Block (H&R), Inc. (b)	53,296	1,158,655
Cintas Corp. (b)	23,900	975,837
Convergys Corp. (a)	20,871	430,986
Donnelley (R.R.) & Sons Co.	34,815	1,147,502
eBay, Inc. (a)	198,100	5,618,116
Ecolab, Inc. (b)	32,458	1,389,852
Equifax, Inc.	23,249	853,471
Fluor Corp.	14,135	1,086,840
Moody’s Corp.	41,172	2,691,825
Paychex, Inc.	56,306	2,074,876
PerkinElmer, Inc.	20,474	387,573
Public Storage, Inc.	17,604	1,513,768
Quest Diagnostics	27,770	1,698,413
Robert Half International, Inc. (b)	27,900	947,763
Ryder System, Inc. (b)	10,705	553,234
Waste Management, Inc.	93,097	3,414,798
		27,561,385

Communications — 1.4%
ADC Telecommunications, Inc. (a)	21,270	319,050
Avaya, Inc. (a)	74,675	854,282
Ciena Corp. (a)	15,128	412,238
Citizens Communications Co.	54,100	759,564
L-3 Communications Holdings, Inc.	20,100	1,574,433
Lucent Technologies, Inc. (a)	743,752	1,740,380
Motorola, Inc.	418,402	10,460,050
Network Appliance, Inc. (a) (b)	63,038	2,333,036
Qualcomm, Inc.	279,118	10,145,939
Tellabs, Inc. (a)	75,923	832,116
		29,431,088

Computer Integrated Systems Design — 0.3%
Autodesk, Inc. (a)	38,912	1,353,359
Computer Sciences Corp. (a)	30,296	1,488,140

3

Parametric Technology Corp. (a)	17,475	$305,113
Sun Microsystems, Inc. (a)	602,304	2,993,451
Teradyne, Inc. (a) (b)	36,406	479,103
Unisys Corp. (a)	54,051	305,929
		6,925,095

Computer Programming Services — 0.0%
VeriSign, Inc. (a)	41,500	838,300

Computers & Information — 3.7%
Apple Computer, Inc. (a)	143,550	11,057,656
Cisco Systems, Inc. (a)	1,036,587	23,841,501
Comverse Technology, Inc. (a) (b)	33,129	710,286
Dell, Inc. (a)	382,948	8,746,532
EMC Corp. (a)	394,833	4,730,099
International Business Machines Corp.	258,202	21,157,072
International Game Technology	58,156	2,413,474
Jabil Circuit, Inc.	29,600	845,672
Lexmark International, Inc. (a) (b)	17,928	1,033,728
SanDisk Corp. (a)	33,800	1,809,652
Solectron Corp. (a)	159,353	519,491
Symbol Technologies, Inc.	41,722	619,989
		77,485,152

Computers & Office Equipment — 1.1%
Electronic Data Systems Corp.	87,423	2,143,612
Hewlett-Packard Co.	464,752	17,051,751
Pitney Bowes, Inc.	37,255	1,653,004
Xerox Corp. (a)	162,177	2,523,474
		23,371,841

Containers — 0.2%
Ball Corp.	17,608	712,244
Bemis Co., Inc.	15,988	525,366
Pactiv Corp. (a)	23,598	670,655
Sealed Air Corp. (b)	13,948	754,866
Temple-Inland, Inc.	18,886	757,329
		3,420,460

Cosmetics & Personal Care — 2.3%
Alberto-Culver Co.	12,847	649,930
Avon Products, Inc.	78,538	2,407,975
Colgate-Palmolive Co.	86,819	5,391,460
The Estee Lauder Cos., Inc. Cl. A (b)	20,400	822,732
Kimberly-Clark Corp.	77,681	5,077,230
The Procter & Gamble Co.	541,323	33,551,200
		47,900,527

Data Processing & Preparation — 0.7%
Affiliated Computer Services, Inc. Cl. A (a) (b)	20,100	1,042,386
Automatic Data Processing, Inc.	94,308	4,464,541
First Data Corp.	129,251	5,428,542
Fiserv, Inc. (a)	31,401	1,478,673
IMS Health, Inc.	36,625	975,690
NCR Corp. (a)	30,436	1,201,613
		14,591,445

4

Electric Utilities — 3.1%
AES Corp. (a)	110,253	$2,248,059
Allegheny Energy, Inc. (a)	26,600	1,068,522
Ameren Corp. (b)	33,242	1,754,845
American Electric Power Co., Inc.	65,708	2,389,800
CenterPoint Energy, Inc. (b)	51,722	740,659
CMS Energy Corp. (a)	35,854	517,732
Consolidated Edison, Inc. (b)	42,274	1,953,059
Constellation Energy Group, Inc.	29,264	1,732,429
Dominion Resources, Inc.	58,520	4,476,195
DTE Energy Co. (b)	29,052	1,205,949
Duke Energy Corp.	211,668	6,392,374
Edison International	57,087	2,377,103
Entergy Corp.	34,706	2,715,050
Exelon Corp.	115,348	6,983,168
FirstEnergy Corp.	57,987	3,239,154
FPL Group, Inc.	70,230	3,160,350
NiSource, Inc.	43,285	941,016
PG&E Corp. (b)	60,481	2,519,034
Pinnacle West Capital Corp.	15,350	691,517
PPL Corp.	62,410	2,053,289
Progress Energy, Inc. (b)	44,121	2,002,211
Public Service Enterprise Group, Inc.	44,082	2,697,378
Southern Co. (b)	129,046	4,446,925
Teco Energy, Inc.	32,900	514,885
TXU Corp.	79,332	4,959,837
		63,780,540

Electrical Equipment & Electronics — 6.1%
Advanced Micro Devices, Inc. (a)	83,542	2,076,019
Altera Corp. (a)	61,004	1,121,254
American Power Conversion Corp. (b)	28,942	635,566
Analog Devices, Inc.	61,825	1,817,037
Broadcom Corp. Cl. A (a)	78,400	2,378,656
Emerson Electric Co.	69,354	5,816,026
Freescale Semiconductor, Inc. Cl. B (a)	67,309	2,558,415
General Electric Co.	1,751,875	61,841,187
Intel Corp.	978,832	20,134,574
JDS Uniphase Corp. (b)	283,576	621,031
Johnson Controls, Inc.	32,402	2,324,519
KLA-Tencor Corp.	33,328	1,482,096
Linear Technology Corp.	51,949	1,616,653
LSI Logic Corp. (a) (b)	63,842	524,781
Maxim Integrated Products, Inc.	53,999	1,515,752
Micron Technology, Inc. (a)	121,480	2,113,752
Molex, Inc.	24,847	968,288
National Semiconductor Corp.	53,024	1,247,655
Novellus Systems, Inc. (a)	22,931	634,271
Nvidia Corp. (a)	60,900	1,802,031
PMC-Sierra, Inc. (a) (b)	33,079	196,489
QLogic Corp. (a)	29,600	559,440
Rockwell Automation, Inc.	30,132	1,750,669
Sanmina-SCI Corp. (a)	97,624	365,114

5

Texas Instruments, Inc.	260,069	$8,647,294
Xilinx, Inc.	58,568	1,285,568
		126,034,137

Energy — 9.2%
Anadarko Petroleum Corp.	77,708	3,405,942
Apache Corp.	55,156	3,485,859
Ashland, Inc. (b)	11,825	754,198
BJ Services Co. (b)	53,400	1,608,942
Chesapeake Energy Corp. (b)	63,000	1,825,740
Chevron Corp.	373,416	24,219,762
ConocoPhillips	278,018	16,550,412
Devon Energy Corp.	76,000	4,799,400
Dynegy, Inc. Cl. A (a)	58,137	322,079
El Paso Corp. (b)	115,335	1,573,169
EOG Resources, Inc.	40,500	2,634,525
Exxon Mobil Corp.	1,008,898	67,697,056
Halliburton Co.	173,968	4,949,390
Hess Corp.	40,080	1,660,114
KeySpan Corp.	29,400	1,209,516
Kinder Morgan, Inc.	17,900	1,876,815
Marathon Oil Corp.	61,757	4,749,113
Murphy Oil Corp. (b)	30,500	1,450,275
Nabors Industries Ltd. (a) (b)	51,738	1,539,205
National Oilwell Varco, Inc. (a)	29,500	1,727,225
Nicor, Inc. (b)	5,882	251,514
Noble Corp.	22,800	1,463,304
Occidental Petroleum Corp.	145,102	6,980,857
Peoples Energy Corp.	4,326	175,852
Rowan Companies, Inc.	18,366	580,917
Schlumberger Ltd.	199,210	12,356,996
Sempra Energy	45,761	2,299,490
Sunoco, Inc.	22,612	1,406,240
Transocean, Inc. (a)	54,472	3,988,985
Valero Energy Corp.	104,000	5,352,880
Weatherford International Ltd. (a)	58,800	2,453,136
The Williams Cos., Inc.	98,991	2,362,915
Xcel Energy, Inc.	65,387	1,350,242
XTO Energy, Inc.	63,866	2,690,675
		191,752,740

Entertainment & Leisure — 1.0%
Brunswick Corp.	16,555	516,350
Harrah’s Entertainment, Inc.	31,116	2,067,036
News Corp., Inc. Cl. A	401,100	7,881,615
The Walt Disney Co.	358,284	11,074,558
		21,539,559

Financial Services — 6.3%
American Express Co.	208,560	11,696,045
Ameriprise Financial, Inc.	41,692	1,955,355
Apartment Investment & Management Co. Cl. A (b)	18,000	979,380
Archstone-Smith Trust REIT	34,300	1,867,292
The Bear Stearns Cos., Inc.	20,495	2,871,350
Chicago Mercantile Exchange Holdings, Inc.	5,900	2,821,675

6

CIT Group, Inc.	33,700	$1,638,831
Citigroup, Inc.	841,141	41,779,473
Countrywide Financial Corp.	103,798	3,637,082
E*TRADE Financial Corp. (a)	70,400	1,683,968
Federated Investors, Inc. Cl. B	13,400	453,054
Franklin Resources, Inc.	27,530	2,911,297
The Goldman Sachs Group, Inc.	73,500	12,433,995
Huntington Bancshares, Inc. (b)	45,621	1,091,711
Janus Capital Group, Inc.	37,194	733,466
Legg Mason, Inc.	22,300	2,249,178
Lehman Brothers Holdings, Inc.	91,036	6,723,919
Merrill Lynch & Co., Inc.	151,870	11,879,271
Morgan Stanley	180,999	13,196,637
PNC Financial Services Group, Inc.	48,513	3,514,282
The Charles Schwab Corp.	173,905	3,112,900
T. Rowe Price Group, Inc.	44,026	2,106,644
		131,336,805

Food Retailers — 0.3%
Starbucks Corp. (a)	128,596	4,378,694
SuperValu, Inc.	34,841	1,033,036
		5,411,730

Foods — 1.6%
Archer-Daniels-Midland Co.	109,679	4,154,641
Campbell Soup Co.	37,046	1,352,179
ConAgra Foods, Inc.	85,169	2,084,937
Dean Foods Co. (a)	23,100	970,662
General Mills, Inc.	61,751	3,495,107
Heinz (H. J.) Co.	56,422	2,365,774
The Hershey Co. (b)	30,384	1,624,025
Kellogg Co.	43,216	2,140,056
The Kroger Co.	120,475	2,787,791
McCormick & Co., Inc.	21,000	797,580
Safeway, Inc.	77,777	2,360,532
Sara Lee Corp.	129,636	2,083,251
Sysco Corp.	104,378	3,491,444
Tyson Foods, Inc. Cl. A (b)	41,600	660,608
Wrigley (Wm.) Jr. Co. (b)	39,255	1,808,085
		32,176,672

Forest Products & Paper — 0.3%
International Paper Co.	77,188	2,673,020
MeadWestvaco Corp.	30,750	815,182
Plum Creek Timber Co., Inc.	29,500	1,004,180
Weyerhaeuser Co.	41,011	2,523,407
		7,015,789

Healthcare — 1.3%
Caremark Rx, Inc.	72,400	4,102,908
Coventry Health Care, Inc. (a)	26,490	1,364,765
Express Scripts, Inc. (a)	23,400	1,766,466
HCA, Inc.	70,588	3,521,635
Health Management Associates, Inc. Cl. A (b)	40,700	850,630
Humana, Inc. (a)	27,796	1,837,038

7

Laboratory Corp. of America Holdings (a) (b)	21,800	$1,429,426
Manor Care, Inc. (b)	13,881	725,699
Tenet Healthcare Corp. (a) (b)	76,128	619,682
UnitedHealth Group, Inc.	228,596	11,246,923
		27,465,172

Home Construction, Furnishings & Appliances — 0.4%
Centex Corp. (b)	20,810	1,095,022
D.R. Horton, Inc.	45,100	1,080,145
Harman International Industries, Inc.	11,100	926,184
KB Home	13,070	572,466
Leggett & Platt, Inc.	30,747	769,597
Lennar Corp. Cl. A (b)	22,600	1,022,650
Pulte Homes, Inc.	35,792	1,140,333
Whirlpool Corp.	12,695	1,067,776
		7,674,173

Household Products — 0.7%
The Black & Decker Corp.	12,950	1,027,582
The Clorox Co.	24,515	1,544,445
Corning, Inc. (a)	263,061	6,421,319
Fortune Brands, Inc.	24,680	1,853,715
Newell Rubbermaid, Inc.	45,971	1,301,899
The Sherwin-Williams Co.	18,989	1,059,206
Snap-on, Inc.	8,403	374,354
The Stanley Works	13,555	675,717
		14,258,237

Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	13,766	922,597

Industrial - Diversified — 1.5%
3M Co.	127,198	9,466,075
Cooper Industries Ltd. Cl. A	14,965	1,275,317
Danaher Corp.	39,700	2,726,199
Eaton Corp.	25,256	1,738,876
Illinois Tool Works, Inc.	69,566	3,123,513
ITT Industries, Inc.	30,910	1,584,756
Textron, Inc.	21,955	1,921,062
Tyco International Ltd.	339,654	9,506,915
		31,342,713

Information Retrieval Services — 1.0%
Google, Inc. Cl. A (a)	36,046	14,486,887
Juniper Networks, Inc. (a)	95,400	1,648,512
Yahoo!, Inc. (a)	213,220	5,390,202
		21,525,601

Insurance — 5.5%
ACE Ltd.	53,500	2,928,055
Aetna, Inc.	92,996	3,677,992
AFLAC, Inc.	84,638	3,873,035
Allstate Corp.	108,715	6,819,692
Ambac Financial Group, Inc.	18,900	1,563,975

8

American International Group, Inc.	439,508	$29,121,800
Aon Corp.	55,352	1,874,772
Chubb Corp.	67,918	3,529,019
Cigna Corp.	18,788	2,185,420
Cincinnati Financial Corp.	27,885	1,340,153
Genworth Financial, Inc. Cl. A	74,700	2,615,247
The Hartford Financial Services Group, Inc.	50,834	4,409,850
Lincoln National Corp.	48,603	3,017,274
Loews Corp.	75,344	2,855,538
Marsh & McLennan Cos., Inc.	90,952	2,560,299
MBIA, Inc. (b)	23,611	1,450,660
Metlife, Inc. (b)	127,700	7,238,036
MGIC Investment Corp.	15,087	904,767
Principal Financial Group, Inc.	46,100	2,502,308
Progressive Corp.	131,148	3,218,372
Prudential Financial, Inc.	83,400	6,359,250
Safeco Corp.	21,425	1,262,575
St. Paul Travelers Co.	117,259	5,498,274
Torchmark Corp.	18,026	1,137,621
UnumProvident Corp.	55,325	1,072,752
WellPoint, Inc. (a)	105,140	8,101,037
XL Capital Ltd. Cl. A	29,400	2,019,780
		113,137,553

Lodging — 0.3%
Hilton Hotels Corp.	63,351	1,764,325
Marriott International, Inc. Cl. A	57,846	2,235,169
Starwood Hotels & Resorts Worldwide, Inc.	36,627	2,094,698
Wyndham Worldwide Corp. (a)	33,988	950,644
		7,044,836

Machinery & Components — 1.1%
Baker Hughes, Inc.	56,983	3,886,241
Caterpillar, Inc.	112,332	7,391,446
Cummins, Inc. (b)	8,473	1,010,236
Deere & Co.	39,913	3,349,100
Dover Corp.	32,859	1,558,831
Ingersoll-Rand Co. Cl. A	56,372	2,141,009
Pall Corp. (b)	19,618	604,431
Parker Hannifin Corp.	19,998	1,554,445
Smith International, Inc.	34,000	1,319,200
		22,814,939

Manufacturing — 0.3%
American Standard Cos., Inc.	31,400	1,317,858
Applied Materials, Inc. (b)	235,652	4,178,110
Avery Dennison Corp.	17,698	1,064,889
Millipore Corp. (a) (b)	8,181	501,495
		7,062,352

Medical Supplies — 2.0%
Agilent Technologies, Inc. (a)	71,105	2,324,422
Allergan, Inc.	25,329	2,852,299
Applera Corp. - Applied Biosystems Group	32,168	1,065,082
Bard (C.R.), Inc. (b)	17,178	1,288,350

9

Bausch & Lomb, Inc.	8,994	$450,869
Baxter International, Inc.	109,326	4,969,960
Becton, Dickinson & Co.	41,946	2,964,324
Biomet, Inc.	42,094	1,355,006
Boston Scientific Corp. (a)	203,140	3,004,441
Fisher Scientific International, Inc. (a)	20,200	1,580,448
Medtronic, Inc. (b)	196,514	9,126,110
Patterson Cos., Inc. (a) (b)	23,300	783,113
St. Jude Medical, Inc. (a)	60,792	2,145,350
Stryker Corp.	49,602	2,459,763
Tektronix, Inc.	14,070	407,045
Thermo Electron Corp. (a) (b)	26,175	1,029,463
Waters Corp. (a)	17,700	801,456
Zimmer Holdings, Inc. (a)	41,178	2,779,515
		41,387,016

Metals & Mining — 0.9%
Alcoa, Inc.	146,966	4,120,927
Allegheny Technologies, Inc. (b)	17,547	1,091,248
CONSOL Energy, Inc.	30,900	980,457
Freeport-McMoRan Copper & Gold, Inc. Cl. B	32,483	1,730,045
Newmont Mining Corp.	74,897	3,201,847
Nucor Corp.	52,400	2,593,276
Phelps Dodge Corp.	34,978	2,962,637
United States Steel Corp.	21,556	1,243,350
		17,923,787

Pharmaceuticals — 8.5%
Abbott Laboratories	259,337	12,593,405
AmerisourceBergen Corp.	34,032	1,538,246
Amgen, Inc. (a)	198,790	14,219,449
Barr Pharmaceuticals, Inc. (a)	18,200	945,308
Biogen Idec, Inc. (a)	57,591	2,573,166
Bristol-Myers Squibb Co.	335,584	8,362,753
Cardinal Health, Inc.	70,079	4,606,993
Eli Lilly & Co.	168,395	9,598,515
Forest Laboratories, Inc. (a)	55,300	2,798,733
Genzyme Corp. (a)	43,800	2,955,186
Gilead Sciences, Inc. (a)	78,538	5,395,561
Hospira, Inc. (a)	26,193	1,002,406
Johnson & Johnson	496,400	32,236,216
King Pharmaceuticals, Inc. (a)	42,648	726,295
McKesson Corp.	51,398	2,709,703
Medco Health Solutions, Inc. (a)	50,741	3,050,042
MedImmune, Inc. (a) (b)	42,169	1,231,756
Merck & Co., Inc.	368,562	15,442,748
Mylan Laboratories, Inc.	36,500	734,745
Pfizer, Inc.	1,237,321	35,090,424
Schering-Plough Corp.	249,286	5,506,728
Sigma-Aldrich Corp. (b)	12,351	934,600
Watson Pharmaceutical, Inc. (a)	18,371	480,769
Wyeth	227,104	11,545,967
		176,279,714

10

Photography Equipment/Supplies — 0.1%
Eastman Kodak Co. (b)	48,647	$1,089,693

Prepackaged Software — 3.3%
Adobe Systems, Inc. (a)	99,744	3,735,413
BMC Software, Inc. (a)	35,631	969,876
CA, Inc.	77,387	1,833,298
Citrix Systems, Inc. (a)	30,227	1,094,520
Compuware Corp. (a)	69,337	540,135
Electronic Arts, Inc. (a)	50,900	2,834,112
Intuit, Inc. (a)	59,600	1,912,564
Microsoft Corp.	1,462,640	39,973,951
Novell, Inc. (a)	63,682	389,734
Oracle Corp. (a) (b)	681,128	12,083,211
Symantec Corp. (a)	170,782	3,634,241
		69,001,055

Real Estate — 0.8%
Boston Properties, Inc.	18,500	1,911,790
Equity Office Properties Trust	62,600	2,488,976
Equity Residential REIT	47,900	2,422,782
Kimco Realty Corp.	34,600	1,483,302
ProLogis	40,900	2,333,754
Realogy Corp. (a) (b)	42,486	963,582
Simon Property Group, Inc. REIT	38,100	3,452,622
Vornado Realty Trust	19,800	2,158,200
		17,215,008

Restaurants — 0.6%
Darden Restaurants, Inc.	23,428	994,987
McDonald’s Corp. (b)	210,160	8,221,459
Wendy’s International, Inc.	19,301	1,293,167
Yum! Brands, Inc.	47,420	2,468,211
		12,977,824

Retail — 4.7%
Amazon.com, Inc. (a) (b)	51,994	1,670,047
AutoZone, Inc. (a)	9,336	964,409
Bed Bath & Beyond, Inc. (a)	47,296	1,809,545
Best Buy Co., Inc.	68,311	3,658,737
Big Lots, Inc. (a) (b)	18,996	376,311
Circuit City Stores, Inc. (b)	25,659	644,297
Costco Wholesale Corp.	79,689	3,958,950
CVS Corp.	137,678	4,422,217
Dillards, Inc. Cl. A	11,365	371,976
Dollar General Corp.	52,431	714,635
Family Dollar Stores, Inc.	25,924	758,018
Federated Department Stores, Inc.	90,962	3,930,468
The Home Depot, Inc.	348,487	12,639,624
J.C. Penney Co., Inc.	39,161	2,678,221
Kohl’s Corp. (a)	55,576	3,607,994
Lowe’s Companies, Inc. (b)	261,500	7,337,690
Office Depot, Inc. (a)	49,859	1,979,402
OfficeMax, Inc.	13,101	533,735
RadioShack Corp.	23,830	459,919
Sears Holdings Corp. (a)	14,598	2,307,798

11

Staples, Inc.	122,784	$2,987,335
Target Corp.	145,710	8,050,478
Tiffany & Co.	24,156	801,979
The TJX Cos., Inc.	77,860	2,182,416
Walgreen Co.	170,780	7,580,924
Wal-Mart Stores, Inc.	417,373	20,584,836
		97,011,961

Retail - Grocery — 0.1%
Whole Foods Market, Inc.	23,400	1,390,662

Telephone Utilities — 3.4%
Alltel Corp.	64,557	3,582,914
AT&T, Inc.	656,775	21,384,594
BellSouth Corp.	306,323	13,095,308
CenturyTel, Inc.	21,848	866,710
Embarq Corp.	25,005	1,209,492
Qwest Communications International, Inc. (a)	275,321	2,400,799
Sprint Nextel Corp.	509,413	8,736,433
Verizon Communications, Inc.	493,263	18,314,855
Windstream Corp.	79,663	1,050,755
		70,641,860

Tobacco — 1.5%
Altria Group, Inc.	354,139	27,109,340
Reynolds American, Inc. (b)	30,200	1,871,494
UST, Inc. (b)	28,987	1,589,357
		30,570,191

Toys, Games — 0.1%
Hasbro, Inc.	28,504	648,466
Mattel, Inc.	65,752	1,295,314
		1,943,780

Transportation — 1.8%
Burlington Northern Santa Fe Corp.	62,856	4,616,145
Carnival Corp. (b)	74,168	3,488,121
CSX Corp.	73,272	2,405,520
FedEx Corp. (b)	51,212	5,565,720
Norfolk Southern Corp.	69,477	3,060,462
Union Pacific Corp.	44,838	3,945,744
United Parcel Service, Inc. Cl. B	184,000	13,236,960
		36,318,672

Travel — 0.0%
Sabre Holdings Corp. Cl. A	23,928	559,676

TOTAL EQUITIES (Cost $1,746,286,662)		2,041,180,144

12

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 6.3%
Cash Equivalents — 4.6% (d)
Abbey National PLC Eurodollar Time Deposit 5.270%	10/03/2006	$1,278,800	$1,278,800
Abbey National PLC Eurodollar Time Deposit 5.270%	10/04/2006	3,288,343	3,288,343
ABN Amro Bank NV Certificate of Deposit 5.305%	11/21/2006	913,429	913,429
American Beacon Money Market Fund (c)
		1,436,639	1,436,639
Bank of America 5.270%	11/10/2006	1,826,857	1,826,857
Bank of America 5.300%	11/20/2006	548,057	548,057
Bank of America 5.310%	03/08/2007	1,826,857	1,826,857
Bank of Montreal Eurodollar Time Deposit 5.280%	10/16/2006	3,653,715	3,653,715
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	10/11/2006	730,743	730,743
Bank of Nova Scotia Eurodollar Time Deposit 5.290%	10/18/2006	5,480,572	5,480,572
Barclays Eurodollar Time Deposit 5.300%	11/03/2006	730,743	730,743
Barclays Eurodollar Time Deposit 5.305%	11/21/2006	2,740,286	2,740,286
Barclays Eurodollar Time Deposit 5.310%	10/20/2006	2,740,286	2,740,286
BGI Institutional Money Market Fund (c)
		3,653,715	3,653,715
BNP Paribas Eurodollar Time Deposit 5.260%	10/05/2006	1,826,857	1,826,857
Branch Banker & Trust Eurodollar Time Deposit 5.270%	10/10/2006	2,740,286	2,740,286
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	10/30/2006	2,630,675	2,630,675
Commonwealth Bank of Australia Commercial Paper 5.275%	10/23/2006	2,922,972	2,922,972
Dreyfus Cash Management Plus Money Market Fund (c)
		563,181	563,181
Federal Home Loan Bank Discount Note 5.177%	10/06/2006	727,129	727,129
First Tennessee National Corporation Eurodollar Time Deposit 5.300%	10/20/2006	1,826,857	1,826,857
Fortis Bank Eurodollar Time Deposit 5.280%	10/19/2006	2,740,286	2,740,286
Fortis Bank Eurodollar Time Deposit 5.300%	11/20/2006	2,192,229	2,192,229
Freddie Mac Discount Note 5.171%	10/17/2006	721,996	721,996
General Electric Capital Corp. Commercial Paper 5.285%	11/03/2006	2,716,309	2,716,309
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		787,808	787,808

13

Harris NA Eurodollar Time Deposit 5.280%	11/22/2006	$2,740,286	$2,740,286
HBOS Halifax Bank of Scotland Certificate of Deposit 5.280%	10/31/2006	2,740,286	2,740,286
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	10/02/2006	2,740,286	2,740,286
National Australia Bank Eurodollar Time Deposit 5.360%	10/02/2006	1,826,857	1,826,857
Royal Bank of Canada Eurodollar Time Deposit 5.300%	10/27/2006	2,740,286	2,740,286
Royal Bank of Canada Eurodollar Time Deposit 5.300%	11/17/2006	3,653,715	3,653,715
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	10/27/2006	1,826,857	1,826,857
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 5.300%	11/20/2006	1,644,172	1,644,172
Societe Generale Eurodollar Time Deposit 5.280%	11/01/2006	730,743	730,743
Societe Generale Eurodollar Time Deposit 5.290%	10/04/2006	3,653,715	3,653,715
Societe Generale Eurodollar Time Deposit 5.300%	10/23/2006	2,740,286	2,740,286
Standard Chartered Bank Eurodollar Time Deposit 5.280%	10/30/2006	1,826,857	1,826,857
Svenska Handlesbanken Eurodollar Time Deposit 5.350%	10/02/2006	2,341,977	2,341,977
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/05/2006	2,557,600	2,557,600
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/12/2006	1,461,486	1,461,486
UBS AG Eurodollar Time Deposit 5.300%	10/27/2006	2,374,915	2,374,915
UBS AG Eurodollar Time Deposit 5.305%	10/02/2006	2,740,286	2,740,286
Wells Fargo Eurodollar Time Deposit 5.270%	10/17/2006	2,740,286	2,740,285
			96,326,522

Repurchase Agreement — 1.5%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		30,566,080	30,566,080

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (f) 4.850%	02/22/2007	3,185,000	3,122,783

TOTAL SHORT-TERM INVESTMENTS (Cost $130,015,385)			130,015,385

TOTAL INVESTMENTS — 104.6% (Cost $1,876,302,047) (g)			$2,171,195,529

Other Assets/(Liabilities) — (4.6%)			(95,473,268)

NET ASSETS — 100.0%			$2,075,722,261

14

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)          Non-income producing security.

(b)         Denotes all or a portion of security on loan. (Note 2).

(c)          Amount represents shares owned of the fund.

(d)         Represents investments of security lending collateral. (Note 2).

(e)          Maturity value of $30,575,046. Collateralized by a U.S. Government Agency obligation with a rate of 6.53%, maturity date 08/25/2033, and an aggregate market value, including accrued interest, of $32,094,384.

(f)            This security is held as collateral for open futures contracts. (Note 2).

(g)         See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual Select Core Opportunities
Fund — Portfolio of Investments
September 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 96.7%
COMMON STOCK
Banking, Savings & Loans — 5.2%
Bank of America Corp.	9,400	$503,558
Capital One Financial Corp. (a)	3,300	259,578
North Fork Bancorporation, Inc.	3,100	88,784
		851,920

Broadcasting, Publishing & Printing — 1.3%
Time Warner, Inc.	11,700	213,291

Chemicals — 1.8%
Celanese Corp. Cl. A	6,473	115,867
PPG Industries, Inc.	2,700	181,116
		296,983

Commercial Services — 4.3%
ABB Ltd. Sponsored ADR (Switzerland)	25,700	338,726
Siemens AG Sponsored ADR (Germany)	4,200	365,820
		704,546

Communications — 0.9%
Nokia Oyj Sponsored ADR (Finland) (a)	2,900	57,101
Research In Motion Ltd. (a) (b)	823	84,489
		141,590

Computers & Information — 8.5%
Cisco Systems, Inc. (b)	29,200	671,600
Dell, Inc. (b)	5,800	132,472
International Business Machines Corp. (a)	4,900	401,506
Seagate Technology (b)	8,200	189,338
		1,394,916

Cosmetics & Personal Care — 1.8%
The Procter & Gamble Co.	4,800	297,504

Data Processing & Preparation — 2.6%
First Data Corp.	10,100	424,200

Electrical Equipment & Electronics — 10.5%
Broadcom Corp. Cl. A (a) (b)	6,500	197,210
General Electric Co.	21,200	748,360
Intel Corp.	35,300	726,121
Rockwell Automation, Inc.	1,000	58,100
		1,729,791

Energy — 9.6%
Halliburton Co.	22,200	631,590
Hess Corp.	2,900	120,118
Peabody Energy Corp.	3,100	114,018
Transocean, Inc. (b)	5,200	380,796
Weatherford International Ltd. (b)	7,953	331,799
		1,578,321

1

Financial Services — 7.6%
Franklin Resources, Inc.	2,500	$264,375
Legg Mason, Inc.	2,800	282,408
Merrill Lynch & Co., Inc. (a)	2,700	211,194
The Charles Schwab Corp.	27,900	499,410
		1,257,387

Foods — 1.8%
General Mills, Inc.	5,383	304,678

Forest Products & Paper — 1.4%
Weyerhaeuser Co.	3,710	228,276

Information Retrieval Services — 2.6%
Yahoo!, Inc. (b)	17,300	437,344

Insurance — 4.1%
Ambac Financial Group, Inc.	1,563	129,338
American International Group, Inc.	4,100	271,666
Marsh & McLennan Cos., Inc.	9,600	270,240
		671,244

Machinery & Components — 4.7%
Caterpillar, Inc.	5,600	368,480
Deere & Co.	4,761	399,496
		767,976

Medical Supplies — 3.2%
Medtronic, Inc. (a)	11,300	524,772

Metals & Mining — 0.9%
Alcoa, Inc.	5,100	143,004

Pharmaceuticals — 7.8%
Amgen, Inc. (b)	9,300	665,229
Novartis AG ADR (Switzerland)	2,900	169,476
Pfizer, Inc.	15,900	450,924
		1,285,629

Prepackaged Software — 7.7%
Microsoft Corp.	15,800	431,814
Oracle Corp. (b)	33,300	590,742
Symantec Corp. (b)	11,500	244,720
		1,267,276

Retail — 3.6%
Best Buy Co., Inc. (a)	4,400	235,664
Tiffany & Co.	7,000	232,400
The TJX Cos., Inc.	4,700	131,741
		599,805

Telephone Utilities — 1.9%
Sprint Nextel Corp. (a)	18,700	320,705

2

Tobacco — 0.5%
UST, Inc.	1,600	$87,728

Transportation — 2.4%
United Parcel Service, Inc. Cl. B	5,600	402,864

TOTAL EQUITIES (Cost $15,664,980)		15,931,750

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 13.8%
Cash Equivalents — 10.5% (d)
Abbey National PLC Eurodollar Time Deposit 5.270%	10/03/2006	$23,047	$23,047
Abbey National PLC Eurodollar Time Deposit 5.270%	10/04/2006	59,261	59,261
ABN Amro Bank NV Certificate of Deposit 5.305%	11/21/2006	16,461	16,461
American Beacon Money Market Fund (c)
		25,890	25,890
Bank of America 5.270%	11/10/2006	32,923	32,923
Bank of America 5.300%	11/20/2006	9,877	9,877
Bank of America 5.310%	03/08/2007	32,923	32,923
Bank of Montreal Eurodollar Time Deposit 5.280%	10/16/2006	65,846	65,846
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	10/11/2006	13,169	13,169
Bank of Nova Scotia Eurodollar Time Deposit 5.290%	10/18/2006	98,768	98,768
Barclays Eurodollar Time Deposit 5.300%	11/03/2006	13,169	13,169
Barclays Eurodollar Time Deposit 5.305%	11/21/2006	49,384	49,384
Barclays Eurodollar Time Deposit 5.310%	10/20/2006	49,384	49,384
BGI Institutional Money Market Fund (c)
		65,846	65,846
BNP Paribas Eurodollar Time Deposit 5.260%	10/05/2006	32,923	32,923
Branch Banker & Trust Eurodollar Time Deposit 5.270%	10/10/2006	49,384	49,384
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	10/30/2006	47,409	47,409
Commonwealth Bank of Australia Commercial Paper 5.275%	10/23/2006	52,676	52,676
Dreyfus Cash Management Plus Money Market Fund (c)
		10,149	10,149
Federal Home Loan Bank Discount Note 5.177%	10/06/2006	13,104	13,104

3

First Tennessee National Corporation Eurodollar Time Deposit 5.300%	10/20/2006	$32,923	$32,923
Fortis Bank Eurodollar Time Deposit 5.280%	10/19/2006	49,384	49,384
Fortis Bank Eurodollar Time Deposit 5.300%	11/20/2006	39,507	39,507
Freddie Mac Discount Note 5.171%	10/17/2006	13,011	13,011
General Electric Capital Corp. Commercial Paper 5.285%	11/03/2006	48,952	48,952
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)		14,198	14,198
Harris NA Eurodollar Time Deposit 5.280%	11/22/2006	49,384	49,384
HBOS Halifax Bank of Scotland Certificate of Deposit 5.280%	10/31/2006	49,384	49,384
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	10/02/2006	49,384	49,384
National Australia Bank Eurodollar Time Deposit 5.360%	10/02/2006	32,923	32,923
Royal Bank of Canada Eurodollar Time Deposit 5.300%	10/27/2006	49,384	49,384
Royal Bank of Canada Eurodollar Time Deposit 5.300%	11/17/2006	65,846	65,846
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	10/27/2006	32,923	32,923
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 5.300%	11/20/2006	29,630	29,630
Societe Generale Eurodollar Time Deposit 5.280%	11/01/2006	13,169	13,169
Societe Generale Eurodollar Time Deposit 5.290%	10/04/2006	65,846	65,846
Societe Generale Eurodollar Time Deposit 5.300%	10/23/2006	49,384	49,384
Standard Chartered Bank Eurodollar Time Deposit 5.280%	10/30/2006	32,923	32,923
Svenska Handlesbanken Eurodollar Time Deposit 5.350%	10/02/2006	42,206	42,206
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/05/2006	46,092	46,092
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/12/2006	26,338	26,338
UBS AG Eurodollar Time Deposit 5.300%	10/27/2006	42,800	42,800
UBS AG Eurodollar Time Deposit 5.305%	10/02/2006	49,384	49,384
Wells Fargo Eurodollar Time Deposit 5.270%	10/17/2006	49,384	49,384
			1,735,952

4

Repurchase Agreement — 3.3%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)	$534,885	$534,885

TOTAL SHORT-TERM INVESTMENTS (Cost $2,270,837)		2,270,837

TOTAL INVESTMENTS — 110.5% (Cost $17,935,817) (f)		$18,202,587

Other Assets/(Liabilities) — (10.5%)		(1,728,155)

NET ASSETS — 100.0%		$16,474,432

Notes to Portfolio of Investments
ADR - American Depository Receipt

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $535,042. Collateralized by a U.S. Government Agency obligation with a rate of 9.00%, maturity date of 07/25/2026, and an aggregate market value, including accrued interest, of $561,630.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Select Blue Chip Growth
Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value

EQUITIES — 99.1%
COMMON STOCK
Advertising — 0.3%
Monster Worldwide, Inc. (a)	37,300	$1,349,887

Aerospace & Defense — 1.9%
General Dynamics Corp.	49,000	3,511,830
Honeywell International, Inc.	46,200	1,889,580
Rockwell Collins, Inc.	25,400	1,392,936
United Technologies Corp.	19,800	1,254,330
		8,048,676

Banking, Savings & Loans — 5.2%
Mellon Financial Corp.	32,600	1,274,660
Northern Trust Corp.	61,100	3,570,073
SLM Corp.	105,900	5,504,682
State Street Corp.	120,300	7,506,720
Wells Fargo & Co.	107,000	3,871,260
		21,727,395

Beverages — 1.0%
PepsiCo, Inc.	62,400	4,072,224

Broadcasting, Publishing & Printing — 1.4%
Grupo Televisa SA Sponsored ADR (Mexico)	69,200	1,471,192
The McGraw-Hill Companies, Inc.	2,800	162,484
Time Warner, Inc.	101,700	1,853,991
Viacom, Inc. Cl. B (a)	60,200	2,238,236
		5,725,903

Chemicals — 0.8%
Monsanto Co.	74,300	3,492,843

Commercial Services — 0.9%
eBay, Inc. (a) (b)	46,200	1,310,232
Paychex, Inc.	9,200	339,020
Quest Diagnostics, Inc.	35,500	2,171,180
		3,820,432

Communications — 3.6%
America Movil SA de CV, Series L, Sponsored ADR (Mexico)	91,100	3,586,607
American Tower Corp. Cl. A (a)	138,100	5,040,650
Motorola, Inc.	18,500	462,500
Nokia Oyj Sponsored ADR (Finland) (b)	170,200	3,351,238
Qualcomm, Inc.	13,400	487,090
Rogers Communications, Inc. Cl. B (b)	37,800	2,074,086
		15,002,171

Communications Equipment — 0.4%
Telefonaktiebolaget LM Ericsson Cl. B Sponsored ADR (Sweden) (b)	45,900	1,581,255

1

Computers & Information — 4.5%
Apple Computer, Inc. (a)	59,600	$4,590,988
Cisco Systems, Inc. (a)	322,000	7,406,000
Dell, Inc. (a)	45,900	1,048,356
EMC Corp. (a)	158,600	1,900,028
International Game Technology	99,700	4,137,550
		19,082,922

Cosmetics & Personal Care — 1.5%
The Procter & Gamble Co.	104,300	6,464,514

Data Processing & Preparation — 1.7%
Automatic Data Processing, Inc.	105,900	5,013,306
First Data Corp.	49,000	2,058,000
		7,071,306

Electrical Equipment & Electronics — 9.9%
Analog Devices, Inc.	77,700	2,283,603
Garmin Ltd. (b)	50,300	2,453,634
General Electric Co.	468,000	16,520,400
Intel Corp.	103,100	2,120,767
Linear Technology Corp. (b)	91,200	2,838,144
Marvell Technology Group Ltd. (a)	200,800	3,889,496
Maxim Integrated Products, Inc.	163,600	4,592,252
Texas Instruments, Inc.	103,100	3,428,075
Xilinx, Inc.	156,900	3,443,955
		41,570,326

Energy — 4.3%
EOG Resources, Inc.	4,400	286,220
Exxon Mobil Corp.	78,000	5,233,800
Murphy Oil Corp. (b)	37,100	1,764,105
Schlumberger Ltd.	140,500	8,715,215
Total SA Sponsored ADR (France) (b)	34,300	2,261,742
		18,261,082

Financial Services — 13.0%
American Express Co.	113,600	6,370,688
Ameriprise Financial, Inc.	9,000	422,100
Chicago Mercantile Exchange Holdings, Inc.	2,400	1,147,800
Citigroup, Inc.	138,200	6,864,394
Countrywide Financial Corp.	31,400	1,100,256
E*TRADE Financial Corp. (a)	153,300	3,666,936
Franklin Resources, Inc.	55,300	5,847,975
The Goldman Sachs Group, Inc.	30,500	5,159,685
Legg Mason, Inc.	40,300	4,064,658
Merrill Lynch & Co., Inc.	45,900	3,590,298
Morgan Stanley	50,200	3,660,082
The Charles Schwab Corp.	207,800	3,719,620
TD Ameritrade Holding Corp.	157,700	2,972,645
UBS AG - Registered	99,500	5,925,127
		54,512,264

Foods — 0.4%
Sysco Corp.	48,700	1,629,015

2

Healthcare — 4.8%
Caremark Rx, Inc.	115,300	$6,534,051
DaVita, Inc. (a)	7,000	405,090
Humana, Inc. (a)	53,500	3,535,815
UnitedHealth Group, Inc.	200,900	9,884,280
		20,359,236

Home Construction, Furnishings & Appliances — 0.8%
Harman International Industries	39,500	3,295,880

Household Products — 0.8%
Corning, Inc. (a)	92,300	2,253,043
Fortune Brands, Inc.	12,900	968,919
		3,221,962

Industrial - Diversified — 3.6%
Danaher Corp.	155,000	10,643,850
Illinois Tool Works, Inc.	64,200	2,882,580
Tyco International Ltd.	60,300	1,687,797
		15,214,227

Information Retrieval Services — 3.6%
Google, Inc. Cl. A (a)	19,900	7,997,810
Juniper Networks, Inc. (a)	167,200	2,889,216
Yahoo!, Inc. (a)	176,100	4,451,808
		15,338,834

Insurance — 4.9%
Aetna, Inc.	77,100	3,049,305
American International Group, Inc.	106,300	7,043,438
The Hartford Financial Services Group, Inc.	34,800	3,018,900
Prudential Financial, Inc.	34,400	2,623,000
WellPoint, Inc. (a)	65,000	5,008,250
		20,742,893

Lodging — 1.5%
Marriott International, Inc. Cl. A	63,800	2,465,232
Wynn Resorts Ltd. (a) (b)	58,400	3,971,784
		6,437,016

Machinery & Components — 2.5%
Baker Hughes, Inc.	62,600	4,269,320
Deere & Co.	4,300	360,813
Smith International, Inc.	148,200	5,750,160
		10,380,293

Manufacturing — 0.5%
Applied Materials, Inc. (b)	127,900	2,267,667

Medical Supplies — 2.8%
Allergan, Inc.	15,000	1,689,150
Medtronic, Inc. (b)	96,800	4,495,392
St. Jude Medical, Inc. (a)	72,700	2,565,583
Stryker Corp.	64,200	3,183,678
		11,933,803

3

Metals & Mining — 0.2%
CONSOL Energy, Inc.	29,000	$920,170

Pharmaceuticals — 9.7%
Alcon, Inc. (b)	5,800	664,100
Amgen, Inc. (a)	91,600	6,552,148
Cardinal Health, Inc.	19,400	1,275,356
Celgene Corp. (a) (b)	51,500	2,229,950
Genentech, Inc. (a)	61,100	5,052,970
Genzyme Corp. (a)	11,400	769,158
Gilead Sciences, Inc. (a)	79,600	5,468,520
Johnson & Johnson	29,100	1,889,754
Medco Health Solutions, Inc. (a)	31,000	1,863,410
Novartis AG	53,900	3,133,987
Pfizer, Inc.	113,300	3,213,188
Roche Holding AG	18,300	3,155,732
Sepracor, Inc. (a) (b)	53,100	2,572,164
Wyeth	56,700	2,882,628
		40,723,065

Prepackaged Software — 4.7%
Adobe Systems, Inc. (a)	73,600	2,756,320
Intuit, Inc. (a)	43,500	1,395,915
Microsoft Corp.	397,600	10,866,408
Oracle Corp. (a)	255,500	4,532,570
		19,551,213

Retail — 6.9%
Amazon.com, Inc. (a) (b)	86,000	2,762,320
Bed Bath & Beyond, Inc. (a)	7,700	294,602
Best Buy Co., Inc.	22,900	1,226,524
CVS Corp.	80,800	2,595,296
The Home Depot, Inc.	109,300	3,964,311
Kohl’s Corp. (a)	109,200	7,089,264
Target Corp.	84,900	4,690,725
Wal-Mart Stores, Inc.	128,800	6,352,416
		28,975,458

Telephone Utilities — 0.7%
TELUS Corp. (b)	50,700	2,837,679

Transportation — 0.3%
Union Pacific Corp.	15,800	1,390,400

TOTAL EQUITIES (Cost $390,865,244)		417,002,011

4

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 8.3%
Cash Equivalents — 7.7% (d)
Abbey National PLC Eurodollar Time Deposit 5.270%	10/03/2006	$426,627	$426,627
Abbey National PLC Eurodollar Time Deposit 5.270%	10/04/2006	1,097,041	1,097,041
ABN Amro Bank NV Certificate of Deposit 5.305%	11/21/2006	304,733	304,733
American Beacon Money Market Fund (c)
		479,285	479,285
Bank of America 5.270%	11/10/2006	609,468	609,468
Bank of America 5.300%	11/20/2006	182,840	182,840
Bank of America 5.310%	03/08/2007	609,468	609,468
Bank of Montreal Eurodollar Time Deposit 5.280%	10/16/2006	1,218,936	1,218,936
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	10/11/2006	243,787	243,787
Bank of Nova Scotia Eurodollar Time Deposit 5.290%	10/18/2006	1,828,404	1,828,404
Barclays Eurodollar Time Deposit 5.300%	11/03/2006	243,787	243,787
Barclays Eurodollar Time Deposit 5.305%	11/21/2006	914,202	914,202
Barclays Eurodollar Time Deposit 5.310%	10/20/2006	914,202	914,202
BGI Institutional Money Market Fund (c)
		1,218,936	1,218,936
BNP Paribas Eurodollar Time Deposit 5.260%	10/05/2006	609,468	609,468
Branch Banker & Trust Eurodollar Time Deposit 5.270%	10/10/2006	914,202	914,202
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	10/30/2006	877,634	877,634
Commonwealth Bank of Australia Commercial Paper 5.275%	10/23/2006	975,149	975,149
Dreyfus Cash Management Plus Money Market Fund (c)
		187,886	187,886
Federal Home Loan Bank Discount Note 5.177%	10/06/2006	242,582	242,582
First Tennessee National Corporation Eurodollar Time Deposit 5.300%	10/20/2006	609,468	609,468
Fortis Bank Eurodollar Time Deposit 5.280%	10/19/2006	914,202	914,202
Fortis Bank Eurodollar Time Deposit 5.300%	11/20/2006	731,361	731,361
Freddie Mac Discount Note 5.171%	10/17/2006	240,869	240,869
General Electric Capital Corp. Commercial Paper 5.285%	11/03/2006	906,203	906,203
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		262,825	262,825

5

Harris NA Eurodollar Time Deposit 5.280%	11/22/2006	$914,202	$914,202
HBOS Halifax Bank of Scotland Certificate of Deposit 5.280%	10/31/2006	914,202	914,202
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	10/02/2006	914,202	914,202
National Australia Bank Eurodollar Time Deposit 5.360%	10/02/2006	609,468	609,468
Royal Bank of Canada Eurodollar Time Deposit 5.300%	10/27/2006	914,202	914,202
Royal Bank of Canada Eurodollar Time Deposit 5.300%	11/17/2006	1,218,936	1,218,936
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	10/27/2006	609,468	609,468
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 5.300%	11/20/2006	548,521	548,521
Societe Generale Eurodollar Time Deposit 5.280%	11/01/2006	243,787	243,787
Societe Generale Eurodollar Time Deposit 5.290%	10/04/2006	1,218,936	1,218,936
Societe Generale Eurodollar Time Deposit 5.300%	10/23/2006	914,202	914,202
Standard Chartered Bank Eurodollar Time Deposit 5.280%	10/30/2006	609,468	609,468
Svenska Handlesbanken Eurodollar Time Deposit 5.350%	10/02/2006	781,320	781,320
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/05/2006	853,255	853,255
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/12/2006	487,574	487,574
UBS AG Eurodollar Time Deposit 5.300%	10/27/2006	792,308	792,308
UBS AG Eurodollar Time Deposit 5.305%	10/02/2006	914,202	914,202
Wells Fargo Eurodollar Time Deposit 5.270%	10/17/2006	914,202	914,202
			32,136,020

Repurchase Agreement — 0.6%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		2,572,216	2,572,216

TOTAL SHORT-TERM INVESTMENTS (Cost $34,708,236)			34,708,236

TOTAL INVESTMENTS — 107.4% (Cost $425,573,480) (f)			$451,710,247

Other Assets/(Liabilities) — (7.4%)			(30,935,625)

NET ASSETS — 100.0%			$420,774,622

6

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)          Non-income producing security.

(b)         Denotes all or a portion of security on loan. (Note 2).

(c)          Amount represents shares owned of the fund.

(d)         Represents investments of security lending collateral. (Note 2).

(e)          Maturity value of $2,572,971. Collaterized by a U.S. Government Agency obligation with a rate of 8.54%, maturity date 06/25/2024, and an aggregate market value, including accrued interest, of $2,700,827.

(f)            See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Select Large Cap Growth
Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 94.5%
COMMON STOCK
Aerospace & Defense — 5.1%
Boeing Co.	17,490	$1,379,086
Rockwell Collins, Inc.	11,200	614,208
		1,993,294

Banking, Savings & Loans — 5.3%
JP Morgan Chase & Co.	19,450	913,372
Northern Trust Corp.	9,790	572,030
UBS AG	9,800	581,238
		2,066,640

Chemicals — 1.7%
Monsanto Co.	14,000	658,140

Communications — 5.2%
America Movil SA de CV Sponsored ADR Series L (Mexico)	4,800	188,975
Motorola, Inc.	2,800	70,000
Network Appliance, Inc. (a) (b)	14,550	538,495
Qualcomm, Inc.	34,050	1,237,717
		2,035,187

Computers & Information — 5.3%
Apple Computer, Inc. (a)	25,650	1,975,819
Cisco Systems, Inc. (a)	3,200	73,600
		2,049,419

Cosmetics & Personal Care — 4.2%
The Procter & Gamble Co.	26,000	1,611,480

Electrical Equipment & Electronics — 5.2%
Advanced Micro Devices, Inc. (a)	19,250	478,362
Broadcom Corp. Cl. A (a)	33,045	1,002,585
Emerson Electric Co.	6,500	545,090
		2,026,037

Energy — 6.1%
GlobalSantaFe Corp.	7,050	352,430
Halliburton Co.	44,200	1,257,490
Nabors Industries Ltd. (a) (b)	16,300	484,925
Schlumberger Ltd.	4,260	264,248
		2,359,093

Financial Services — 11.0%
Chicago Mercantile Exchange Holdings, Inc.	730	349,123
Franklin Resources, Inc.	8,250	872,438
The Goldman Sachs Group, Inc.	5,810	982,878
Legg Mason, Inc. (b)	11,570	1,166,950
Merrill Lynch & Co., Inc.	11,650	911,263
		4,282,652

1

Healthcare — 3.9%
Caremark Rx, Inc.	17,900	$1,014,393
UnitedHealth Group, Inc.	10,050	494,460
		1,508,853

Household Products — 2.3%
Corning, Inc. (a)	36,450	889,745

Industrial - Diversified — 0.5%
Textron, Inc.	2,100	183,750

Information Retrieval Services — 9.2%
Google, Inc. Cl. A (a)	4,825	1,939,168
Juniper Networks, Inc. (a)	18,930	327,110
Yahoo!, Inc. (a)	51,250	1,295,600
		3,561,878

Insurance — 7.2%
American International Group, Inc.	14,800	980,648
WellPoint, Inc. (a)	23,790	1,833,020
		2,813,668

Lodging — 2.6%
Hilton Hotels Corp.	11,000	306,350
Las Vegas Sands Corp. (a)	2,300	157,205
Marriott International, Inc. Cl. A	5,600	216,384
Starwood Hotels & Resorts Worldwide, Inc.	5,800	331,702
		1,011,641

Pharmaceuticals — 13.9%
Alcon, Inc. (b)	9,400	1,076,300
Amgen, Inc. (a)	2,670	190,985
Genentech, Inc. (a)	18,600	1,538,220
Gilead Sciences, Inc. (a)	14,330	984,471
Medco Health Solutions, Inc. (a)	10,360	622,740
Teva Pharmaceutical Sponsored ADR (Israel)	28,900	985,201
		5,397,917

Restaurants — 2.0%
McDonald’s Corp.	20,200	790,224

Retail — 3.8%
Kohl’s Corp. (a)	4,400	285,648
Lowe’s Companies, Inc.	11,540	323,812
Target Corp.	11,000	607,750
Walgreen Co.	5,500	244,145
		1,461,355

TOTAL EQUITIES (Cost $34,605,070)		36,700,973

2

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 7.6%
Cash Equivalents — 6.2% (d)
Abbey National PLC Eurodollar Time Deposit 5.270%	10/03/2006	$32,054	$32,054
Abbey National PLC Eurodollar Time Deposit 5.270%	10/04/2006	82,425	82,425
ABN Amro Bank NV Certificate of Deposit 5.305%	11/21/2006	22,896	22,890
American Beacon Money Market Fund (c)
		36,011	36,011
Bank of America 5.270%	11/10/2006	45,792	45,792
Bank of America 5.300%	11/20/2006	13,738	13,738
Bank of America 5.310%	03/08/2007	45,792	45,792
Bank of Montreal Eurodollar Time Deposit 5.280%	10/16/2006	91,584	91,584
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	10/11/2006	18,317	18,317
Bank of Nova Scotia Eurodollar Time Deposit 5.290%	10/18/2006	137,376	137,376
Barclays Eurodollar Time Deposit 5.300%	11/03/2006	18,317	18,317
Barclays Eurodollar Time Deposit 5.305%	11/21/2006	68,688	68,688
Barclays Eurodollar Time Deposit 5.310%	10/20/2006	68,688	68,688
BGI Institutional Money Market Fund (c)
		91,584	91,584
BNP Paribas Eurodollar Time Deposit 5.260%	10/05/2006	45,792	45,792
Branch Banker & Trust Eurodollar Time Deposit 5.270%	10/10/2006	68,688	68,688
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	10/30/2006	65,940	65,940
Commonwealth Bank of Australia Commercial Paper 5.275%	10/23/2006	73,267	73,267
Dreyfus Cash Management Plus Money Market Fund (c)
		14,117	14,117
Federal Home Loan Bank Discount Note 5.177%	10/06/2006	18,226	18,226
First Tennessee National Corporation Eurodollar Time Deposit 5.300%	10/20/2006	45,792	45,792
Fortis Bank Eurodollar Time Deposit 5.280%	10/19/2006	68,688	68,688
Fortis Bank Eurodollar Time Deposit 5.300%	11/20/2006	54,950	54,950
Freddie Mac Discount Note 5.171%	10/17/2006	18,098	18,098
General Electric Capital Corp. Commercial Paper 5.285%	11/03/2006	68,087	68,087

3

Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)		$19,747	$19,747
Harris NA Eurodollar Time Deposit 5.280%	11/22/2006	68,688	68,688
HBOS Halifax Bank of Scotland Certificate of Deposit 5.280%	10/31/2006	68,688	68,688
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	10/02/2006	68,688	68,688
National Australia Bank Eurodollar Time Deposit 5.360%	10/02/2006	45,792	45,792
Royal Bank of Canada Eurodollar Time Deposit 5.300%	10/27/2006	68,688	68,688
Royal Bank of Canada Eurodollar Time Deposit 5.300%	11/17/2006	91,584	91,584
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	10/27/2006	45,792	45,792
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 5.300%	11/20/2006	41,213	41,213
Societe Generale Eurodollar Time Deposit 5.280%	11/01/2006	18,317	18,317
Societe Generale Eurodollar Time Deposit 5.290%	10/04/2006	91,584	91,584
Societe Generale Eurodollar Time Deposit 5.300%	10/23/2006	68,688	68,688
Standard Chartered Bank Eurodollar Time Deposit 5.280%	10/30/2006	45,792	45,792
Svenska Handlesbanken Eurodollar Time Deposit 5.350%	10/02/2006	58,704	58,704
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/05/2006	64,109	64,109
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/12/2006	36,634	36,634
UBS AG Eurodollar Time Deposit 5.300%	10/27/2006	59,529	59,529
UBS AG Eurodollar Time Deposit 5.305%	10/02/2006	68,688	68,688
Wells Fargo Eurodollar Time Deposit 5.270%	10/17/2006	68,688	68,688
			2,414,514

Repurchase Agreement — 1.4%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		522,606	522,606

TOTAL SHORT-TERM INVESTMENTS (Cost $2,937,120)			2,937,120

TOTAL INVESTMENTS — 102.1% (Cost $37,542,190) (f)			$39,638,093

Other Assets/(Liabilities) — (2.1%)			(796,813)

NET ASSETS — 100.0%			$38,841,280

4

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)          Non-income producing security.

(b)         Denotes all or a portion of security on loan. (Note 2).

(c)          Amount represents shares owned of the fund.

(d)         Represents investments of security lending collateral. (Note 2).

(e)          Maturity value of $522,759. Collateralized by a U.S. Government Agency obligation with a rate of 8.50%, maturity date of 06/25/2028, and an aggregate market value, including accrued interest, of $548,736.

(f)            See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Select Growth Equity Fund
— Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 96.5%
COMMON STOCK
Advertising — 0.1%
Monster Worldwide, Inc. (a)	31,900	$1,154,461

Aerospace & Defense — 1.7%
General Dynamics Corp.	26,400	1,892,088
Goodrich Corp.	2,900	117,508
Lockheed Martin Corp.	27,400	2,358,044
Northrop Grumman Corp.	57,800	3,934,446
Raytheon Co.	20,500	984,205
United Technologies Corp.	78,300	4,960,305
		14,246,596

Apparel, Textiles & Shoes — 0.8%
Abercrombie & Fitch Co. Cl. A	12,800	889,344
AnnTaylor Stores Corp. (a) (b)	27,300	1,142,778
Claire’s Stores, Inc. (b)	78,600	2,291,976
Columbia Sportswear Co. (a)	1,600	89,328
Hanesbrands, Inc. (a)	5,612	126,326
Limited Brands	43,200	1,144,368
Liz Claiborne, Inc.	18,100	715,131
Timberland Co. Cl. A (a)	16,300	468,951
		6,868,202

Automotive & Parts — 0.7%
AutoNation, Inc. (a)	102,000	2,131,800
Harley-Davidson, Inc. (b)	34,700	2,177,425
Paccar, Inc.	29,550	1,684,941
		5,994,166

Banking, Savings & Loans — 1.7%
Golden West Financial Corp.	6,700	517,575
Investors Financial Services Corp.	6,300	271,404
JP Morgan Chase & Co.	156,600	7,353,936
Mellon Financial Corp.	86,200	3,370,420
State Street Corp.	46,300	2,889,120
		14,402,455

Beverages — 1.6%
Anheuser-Busch Cos., Inc.	78,500	3,729,535
Brown-Forman Corp. Cl. B	4,900	375,585
The Coca-Cola Co.	191,400	8,551,752
The Pepsi Bottling Group, Inc. (b)	22,200	788,100
		13,444,972

Broadcasting, Publishing & Printing — 0.1%
Univision Communications, Inc. Cl. A (a) (b)	30,100	1,033,634

Building Materials & Construction — 0.4%
Martin Marietta Materials, Inc.	25,900	2,191,658
Masco Corp. (b)	35,400	970,668
		3,162,326

1

Chemicals — 0.4%
Airgas, Inc.	5,100	$184,467
Du Pont (E.I.) de Nemours & Co.	66,900	2,865,996
		3,050,463

Commercial Services — 4.0%
Allied Waste Industries, Inc. (a)	46,300	521,801
Ecolab, Inc.	14,800	633,736
Equifax, Inc.	9,600	352,416
Fastenal Co. (b)	83,400	3,216,738
Fluor Corp.	15,900	1,222,551
Global Payments, Inc.	33,400	1,469,934
ITT Educational Services, Inc. (a)	18,500	1,226,550
Manpower, Inc.	36,300	2,224,101
MoneyGram International, Inc.	45,700	1,328,042
Moody’s Corp.	141,800	9,270,884
Paychex, Inc.	43,400	1,599,290
Pharmaceutical Product Development, Inc.	21,700	774,473
Quest Diagnostics, Inc. (b)	44,300	2,709,388
Robert Half International, Inc. (b)	58,700	1,994,039
Ryder System, Inc. (b)	27,900	1,441,872
United Rentals, Inc. (a)	200	4,650
Waste Management, Inc.	90,700	3,326,876
Weight Watchers International, Inc.	4,100	181,794
		33,499,135

Communications — 4.0%
Harris Corp.	25,300	1,125,597
Motorola, Inc.	405,700	10,142,500
Network Appliance, Inc. (a)	42,600	1,576,626
Qualcomm, Inc.	562,700	20,454,145
Tellabs, Inc. (a)	75,100	823,096
		34,121,964

Computer Integrated Systems Design — 0.1%
Computer Sciences Corp. (a)	20,500	1,006,960

Computer Programming Services — 0.3%
Ceridian Corp. (a)	42,700	954,772
Cognizant Technology Solutions Corp. Cl. A (a)	19,100	1,414,546
		2,369,318

Computers & Information — 2.6%
CDW Corp.	29,100	1,794,888
Dell, Inc. (a)	317,500	7,251,700
International Business Machines Corp.	56,500	4,629,610
International Game Technology	126,500	5,249,750
Lexmark International, Inc. (a) (b)	37,600	2,168,016
Tech Data Corp. (a)	13,300	485,849
		21,579,813

Computers & Office Equipment — 1.6%
Hewlett-Packard Co.	337,300	12,375,537
Pitney Bowes, Inc.	28,400	1,260,108
		13,635,645

2

Containers — 0.1%
Pactiv Corp. (a)	24,800	$704,816

Cosmetics & Personal Care — 0.5%
Avon Products, Inc.	34,900	1,070,034
Colgate-Palmolive Co.	25,400	1,577,340
Kimberly-Clark Corp.	18,600	1,215,696
		3,863,070

Data Processing & Preparation — 0.9%
Affiliated Computer Services, Inc. Cl. A (a) (b)	26,700	1,384,662
FactSet Research Systems, Inc.	9,300	451,701
First Data Corp.	93,800	3,939,600
Fiserv, Inc. (a)	19,000	894,710
Total System Services, Inc. (b)	28,600	652,938
		7,323,611

Electrical Equipment & Electronics — 4.7%
AVX Corp.	28,100	497,089
Emerson Electric Co.	129,200	10,834,712
Energizer Holdings, Inc. (a)	6,900	496,731
General Electric Co.	54,400	1,920,320
Intel Corp.	159,800	3,287,086
Intersil Corp. Cl. A	35,400	869,070
Johnson Controls, Inc.	48,800	3,500,912
Lincoln Electric Holdings, Inc.	16,100	876,645
Microchip Technology, Inc.	52,800	1,711,776
Micron Technology, Inc. (a)	20,500	356,700
Molex, Inc.	15,400	600,138
National Semiconductor Corp.	77,700	1,828,281
Rockwell Automation, Inc.	67,300	3,910,130
Texas Instruments, Inc.	224,300	7,457,975
Wesco International, Inc. (a) (b)	23,900	1,386,917
		39,534,482

Energy — 3.0%
Anadarko Petroleum Corp.	54,800	2,401,884
Chevron Corp.	12,800	830,208
ConocoPhillips	29,737	1,770,244
Devon Energy Corp.	11,600	732,540
Exxon Mobil Corp.	228,700	15,345,770
Marathon Oil Corp.	28,200	2,168,580
Occidental Petroleum Corp.	43,200	2,078,352
		25,327,578

Entertainment & Leisure — 0.4%
News Corp., Inc. Cl. A	53,800	1,057,170
The Walt Disney Co.	65,700	2,030,787
		3,087,957

Financial Services — 5.5%
The Bear Stearns Cos., Inc.	19,300	2,703,930
Chicago Mercantile Exchange Holdings, Inc.	3,900	1,865,175

3

E*TRADE Financial Corp. (a)	150,700	$3,604,744
Federated Investors, Inc. Cl. B	48,600	1,643,166
The Goldman Sachs Group, Inc.	71,000	12,011,070
Investment Technology Group, Inc. (a)	14,500	648,875
Lehman Brothers Holdings, Inc.	61,700	4,557,162
Merrill Lynch & Co., Inc.	91,100	7,125,842
Morgan Stanley	49,600	3,616,336
Raymond James Financial, Inc.	21,900	640,356
The Charles Schwab Corp.	290,500	5,199,950
TD Ameritrade Holding Corp.	149,300	2,814,305
		46,430,911

Food Retailers — 1.9%
Starbucks Corp. (a)	446,600	15,206,730
SuperValu, Inc.	26,700	791,655
		15,998,385

Foods — 1.7%
Archer-Daniels-Midland Co.	136,300	5,163,044
Campbell Soup Co.	27,400	1,000,100
Dean Foods Co. (a)	23,600	991,672
Heinz (H. J.) Co.	35,800	1,501,094
Kraft Foods, Inc. Cl. A	7,300	260,318
The Kroger Co.	177,500	4,107,350
Sara Lee Corp.	63,300	1,017,231
Sysco Corp.	18,900	632,205
		14,673,014

Healthcare — 3.8%
Caremark Rx, Inc.	34,600	1,960,782
Express Scripts, Inc. (a)	117,100	8,839,879
Health Management Associates, Inc. Cl. A (b)	26,300	549,670
Health Net, Inc. (a)	57,200	2,489,344
IDEXX Laboratories, Inc. (a)	7,600	692,664
Lincare Holdings, Inc. (a)	48,000	1,662,720
UnitedHealth Group, Inc.	315,852	15,539,918
		31,734,977

Heavy Machinery — 0.1%
Cameron International Corp. (a)	15,200	734,312

Home Construction, Furnishings & Appliances — 0.7%
Centex Corp.	18,100	952,422
Harman International Industries, Inc.	10,800	901,152
HNI Corp.	2,800	116,424
Lennar Corp. Cl. A	15,200	687,800
Mohawk Industries, Inc. (a) (b)	14,200	1,057,190
NVR, Inc. (a) (b)	1,700	909,500
Whirlpool Corp.	18,445	1,551,409
		6,175,897

Household Products — 0.8%
Corning, Inc. (a)	216,800	5,292,088
Newell Rubbermaid, Inc.	41,900	1,186,608
		6,478,696

4

Industrial - Distribution — 0.1%
Grainger (W.W.), Inc.	10,600	$710,412

Industrial - Diversified — 1.6%
Danaher Corp.	91,500	6,283,305
Illinois Tool Works, Inc.	121,500	5,455,350
ITT Industries, Inc.	3,400	174,318
Textron, Inc.	18,700	1,636,250
		13,549,223

Information Retrieval Services — 1.0%
Google, Inc. Cl. A (a)	20,800	8,359,520

Insurance — 6.1%
AFLAC, Inc.	136,600	6,250,816
Ambac Financial Group, Inc.	24,400	2,019,100
American International Group, Inc.	306,200	20,288,812
Aon Corp.	87,000	2,946,690
W.R. Berkley Corp. (b)	72,100	2,551,619
Brown & Brown, Inc.	49,700	1,518,832
Chubb Corp.	28,000	1,454,880
Lincoln National Corp.	16,100	999,488
Loews Corp.	39,000	1,478,100
MBIA, Inc. (b)	16,500	1,013,760
Old Republic International Corp.	6,400	141,760
The PMI Group, Inc. (b)	33,900	1,485,159
Progressive Corp.	215,700	5,293,278
Radian Group, Inc.	4,400	264,000
St. Paul Travelers Co.	63,300	2,968,137
Torchmark Corp.	13,000	820,430
		51,494,861

Internet Content — 0.4%
BEA Systems, Inc. (a) (b)	217,400	3,304,480

Lodging — 0.0%
Choice Hotels International, Inc.	12,100	494,890

Machinery & Components — 3.2%
Baker Hughes, Inc.	111,700	7,617,940
Caterpillar, Inc.	154,000	10,133,200
Cummins, Inc. (b)	17,600	2,098,448
Deere & Co. (b)	32,400	2,718,684
Flowserve Corp. (a)	20,300	1,026,977
FMC Technologies, Inc. (a)	25,200	1,353,240
Graco, Inc.	5,300	207,018
Parker Hannifin Corp.	23,700	1,842,201
		26,997,708

Manufacturing — 0.8%
American Standard Cos., Inc. (b)	32,400	1,359,828
Applied Materials, Inc. (b)	124,300	2,203,839
Lam Research Corp. (a)	8,900	403,437

5

Millipore Corp. (a)	1,300	$79,690
Terex Corp. (a)	57,100	2,582,062
		6,628,856

Medical Supplies — 3.0%
Agilent Technologies, Inc. (a)	168,700	5,514,803
Allergan, Inc.	41,400	4,662,054
Applera Corp. - Applied Biosystems Group	83,400	2,761,374
Baxter International, Inc.	21,400	972,844
Becton, Dickinson & Co.	12,800	904,576
Biomet, Inc.	7,800	251,082
Henry Schein, Inc. (a) (b)	12,600	631,764
Medtronic, Inc.	33,200	1,541,808
Respironics, Inc. (a)	37,700	1,455,597
Stryker Corp.	26,100	1,294,299
Techne Corp. (a)	24,000	1,220,640
Tektronix, Inc.	17,300	500,489
Varian Medical Systems, Inc. (a)	65,300	3,486,367
		25,197,697

Metals & Mining — 1.1%
Alcoa, Inc.	88,700	2,487,148
Crane Co.	16,900	706,420
Nucor Corp.	89,300	4,419,457
Reliance Steel & Aluminum Co.	56,700	1,822,338
		9,435,363

Pharmaceuticals — 11.9%
Abbott Laboratories	20,400	990,624
AmerisourceBergen Corp.	40,000	1,808,000
Amgen, Inc. (a)	49,500	3,540,735
Barr Pharmaceuticals, Inc. (a)	27,000	1,402,380
Biogen Idec, Inc. (a)	21,600	965,088
Bristol-Myers Squibb Co.	113,300	2,823,436
Cardinal Health, Inc.	64,100	4,213,934
Celgene Corp. (a)	46,500	2,013,450
Endo Pharmaceuticals Holdings, Inc. (a)	6,900	224,595
Forest Laboratories, Inc. (a)	188,800	9,555,168
Genentech, Inc. (a)	144,200	11,925,340
Gilead Sciences, Inc. (a)	24,900	1,710,630
Johnson & Johnson	76,700	4,980,898
King Pharmaceuticals, Inc. (a) (b)	49,600	844,688
McKesson Corp.	71,100	3,748,392
Merck & Co., Inc.	650,400	27,251,760
Pfizer, Inc.	721,700	20,467,412
Wyeth	28,800	1,464,192
		99,930,722

Prepackaged Software — 1.6%
BMC Software, Inc. (a)	84,300	2,294,646
Citrix Systems, Inc. (a)	105,100	3,805,671
DST Systems, Inc. (a) (b)	17,200	1,060,724
Fair Isaac Corp. (b)	17,600	643,632
Intuit, Inc. (a)	42,500	1,363,825
Microsoft Corp.	162,700	4,446,591
		13,615,089

6

Restaurants — 0.3%
Applebee’s International, Inc.	39,600	$851,796
Brinker International, Inc.	27,300	1,094,457
Darden Restaurants, Inc.	13,900	590,333
Sonic Corp. (a)	4,100	92,701
		2,629,287

Retail — 13.2%
AutoZone, Inc. (a) (b)	21,300	2,200,290
Bed Bath & Beyond, Inc. (a)	96,100	3,676,786
Best Buy Co., Inc.	70,400	3,770,624
BJ’s Wholesale Club, Inc. (a)	25,600	747,008
Circuit City Stores, Inc. (b)	73,100	1,835,541
Costco Wholesale Corp. (b)	106,300	5,280,984
Dollar General Corp.	89,500	1,219,885
Dollar Tree Stores, Inc. (a)	36,300	1,123,848
Family Dollar Stores, Inc.	29,100	850,884
The Home Depot, Inc. (b)	825,600	29,944,512
Lowe’s Companies, Inc. (b)	662,800	18,598,168
Men’s Wearhouse, Inc.	10,000	372,100
Office Depot, Inc. (a)	161,400	6,407,580
O’Reilly Automotive, Inc. (a)	51,700	1,716,957
Staples, Inc.	153,400	3,732,222
Tiffany & Co.	38,600	1,281,520
The TJX Cos., Inc.	60,700	1,701,421
Walgreen Co.	160,400	7,120,156
Wal-Mart Stores, Inc.	391,000	19,284,120
		110,864,606

Telephone Utilities — 1.4%
ADTRAN, Inc.	27,300	650,832
AT&T, Inc.	29,900	973,544
BellSouth Corp.	196,600	8,404,650
Qwest Communications International, Inc. (a) (b)	181,100	1,579,192
		11,608,218

Tobacco — 0.9%
Altria Group, Inc.	91,200	6,981,360
UST, Inc. (b)	15,700	860,831
		7,842,191

Transportation — 5.7%
Burlington Northern Santa Fe Corp.	91,600	6,727,104
CSX Corp.	59,300	1,946,819
Expeditors International of Washington, Inc.	160,200	7,141,716
FedEx Corp.	162,400	17,649,632
J.B. Hunt Transport Services, Inc.	14,000	290,780
Landstar System, Inc.	23,900	1,020,530
Norfolk Southern Corp.	64,400	2,836,820
Robinson (C.H.) Worldwide, Inc.	131,000	5,839,980
Thor Industries, Inc. (b)	53,000	2,182,010
Union Pacific Corp.	27,500	2,420,000
		48,055,391

TOTAL EQUITIES (Cost $798,313,258)		812,356,330

7

	Number of
	Shares	Market Value
RIGHTS - 0.0%
Computers & Information
Seagate Technology (a) (c)	66,000	$0

TOTAL RIGHTS (Cost $0)		0

	Number of
	Shares	Market Value
WARRANTS - 0.0%
Financial Services
Raytheon Co. Warrants, Expires 6/16/2011 (a)	691	$9,861

TOTAL WARRANTS (Cost $0)		9,861

TOTAL LONG TERM INVESTMENTS (Cost $798,313,258)		812,366,191

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 7.8%
Cash Equivalents — 5.3% (e)
Abbey National PLC Eurodollar Time Deposit 5.270%	10/03/2006	$586,080	$586,080
Abbey National PLC Eurodollar Time Deposit 5.270%	10/04/2006	1,507,043	1,507,043
ABN Amro Bank NV Certificate of Deposit 5.305%	11/21/2006	418,623	418,623
American Beacon Money Market Fund (d)
		658,410	658,410
Bank of America 5.270%	11/10/2006	837,246	837,246
Bank of America 5.300%	11/20/2006	251,174	251,174
Bank of America 5.310%	03/08/2007	837,246	837,246
Bank of Montreal Eurodollar Time Deposit 5.280%	10/16/2006	1,674,492	1,674,492
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	10/11/2006	334,898	334,898
Bank of Nova Scotia Eurodollar Time Deposit 5.290%	10/18/2006	2,511,739	2,511,739
Barclays Eurodollar Time Deposit 5.300%	11/03/2006	334,898	334,898
Barclays Eurodollar Time Deposit 5.305%	11/21/2006	1,255,869	1,255,869

8

Barclays Eurodollar Time Deposit 5.310%	10/20/2006	$1,255,869	$1,255,869
BGI Institutional Money Market Fund (d)
		1,674,492	1,674,492
BNP Paribas Eurodollar Time Deposit 5.260%	10/05/2006	837,246	837,246
Branch Banker & Trust Eurodollar Time Deposit 5.270%	10/10/2006	1,255,869	1,255,869
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	10/30/2006	1,205,635	1,205,635
Commonwealth Bank of Australia Commercial Paper 5.275%	10/23/2006	1,339,594	1,339,594
Dreyfus Cash Management Plus Money Market Fund (d)
		258,105	258,105
Federal Home Loan Bank Discount Note 5.177%	10/06/2006	333,242	333,242
First Tennessee National Corporation Eurodollar Time Deposit 5.300%	10/20/2006	837,246	837,246
Fortis Bank Eurodollar Time Deposit 5.280%	10/19/2006	1,255,869	1,255,869
Fortis Bank Eurodollar Time Deposit 5.300%	11/20/2006	1,004,695	1,004,695
Freddie Mac Discount Note 5.171%	10/17/2006	330,890	330,890
General Electric Capital Corp. Commercial Paper 5.285%	11/03/2006	1,244,880	1,244,880
Goldman Sachs Financial Square Prime Obligations Money Market Fund (d)
		361,051	361,051
Harris NA Eurodollar Time Deposit
5.280%	11/22/2006	1,255,869	1,255,869
HBOS Halifax Bank of Scotland Certificate of Deposit 5.280%	10/31/2006	1,255,869	1,255,869
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	10/02/2006	1,255,869	1,255,869
National Australia Bank Eurodollar Time Deposit 5.360%	10/02/2006	837,246	837,246
Royal Bank of Canada Eurodollar Time Deposit 5.300%	10/27/2006	1,255,869	1,255,869
Royal Bank of Canada Eurodollar Time Deposit 5.300%	11/17/2006	1,674,492	1,674,492
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	10/27/2006	837,246	837,246
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 5.300%	11/20/2006	753,522	753,522
Societe Generale Eurodollar Time Deposit 5.280%	11/01/2006	334,898	334,898
Societe Generale Eurodollar Time Deposit 5.290%	10/04/2006	1,674,492	1,674,492
Societe Generale Eurodollar Time Deposit 5.300%	10/23/2006	1,255,869	1,255,869

9

Standard Chartered Bank Eurodollar Time Deposit 5.280%	10/30/2006	$837,246	$837,246
Svenska Handlesbanken Eurodollar Time Deposit 5.350%	10/02/2006	1,073,325	1,073,325
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/05/2006	1,172,145	1,172,145
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/12/2006	669,797	669,797
UBS AG Eurodollar Time Deposit 5.300%	10/27/2006	1,088,420	1,088,420
UBS AG Eurodollar Time Deposit 5.305%	10/02/2006	1,255,869	1,255,869
Wells Fargo Eurodollar Time Deposit 5.270%	10/17/2006	1,255,869	1,255,869
			44,146,313

Repurchase Agreement — 2.5%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (f)		21,123,246	21,123,246

TOTAL SHORT-TERM INVESTMENTS (Cost $65,269,560)			65,269,559

TOTAL INVESTMENTS — 104.3% (Cost $863,582,818) (g)			$877,635,750

Other Assets/(Liabilities) — (4.3%)			(36,027,140)

NET ASSETS — 100.0%			$841,608,610

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	This security is valued in good faith under procedures established by the board of trustees.
(d)	Amount represents shares owned of the fund.
(e)	Represents investments of security lending collateral. (Note 2).
(f)

Maturity value of $21,129,409. Collateralized by a U.S. Government Agency obligation with a rate of 6.46%, maturity date of 08/01/2035, and an aggregate market value, including accrued interest, of $22,179,409.

(g)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MassMutual Select Aggressive Growth
Fund — Portfolio of Investments
September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.1%
COMMON STOCK
Chemicals — 0.5%
Praxair, Inc.	53,000	$3,135,480

Commercial Services — 14.2%
Apollo Group, Inc. Cl. A (a)	497,100	24,477,204
eBay, Inc. (a)	967,300	27,432,628
Iron Mountain, Inc. (a) (b)	168,500	7,235,390
Moody’s Corp.	373,300	24,406,354
Paychex, Inc.	88,000	3,242,800
Weight Watchers International, Inc.	58,000	2,571,720
		89,366,096

Communications — 7.1%
America Movil SA de CV Sponsored ADR Series L (Mexico) (b)	499,900	19,681,063
Qualcomm, Inc.	654,800	23,801,980
XM Satellite Radio Holdings, Inc. Cl. A (a) (b)	88,700	1,143,343
		44,626,386

Computers & Information — 5.5%
Apple Computer, Inc. (a)	317,700	24,472,431
International Game Technology	77,000	3,195,500
SanDisk Corp. (a)	59,000	3,158,860
Seagate Technology (a)	150,000	3,463,500
		34,290,291

Cosmetics & Personal Care — 0.5%
The Procter & Gamble Co.	56,500	3,501,870

Data Processing & Preparation — 0.6%
First Data Corp.	85,000	3,570,000

Energy — 2.3%
Schlumberger Ltd.	234,500	14,546,035

Financial Services — 7.3%
Chicago Mercantile Exchange Holdings, Inc.	63,500	30,368,875
IntercontinentalExchange, Inc. (a)	206,600	15,509,462
		45,878,337

Food Retailers — 6.9%
Starbucks Corp. (a) (b)	1,268,800	43,202,640

Healthcare — 0.6%
UnitedHealth Group, Inc.	80,000	3,936,000

Information Retrieval Services — 11.5%
Google, Inc. Cl. A (a)	139,900	56,225,810
Yahoo!, Inc. (a)	620,200	15,678,656
		71,904,466

1

Lodging — 0.5%
MGM Mirage (a)	73,000	$2,882,770

Medical Supplies — 14.1%
Allergan, Inc.	266,500	30,010,565
Intuitive Surgical, Inc. (a) (b)	106,600	11,240,970
Patterson Cos., Inc. (a) (b)	203,500	6,839,635
Stryker Corp.	217,200	10,770,948
Varian Medical Systems, Inc. (a)	314,700	16,801,833
Zimmer Holdings, Inc. (a)	190,100	12,831,750
		88,495,701

Pharmaceuticals — 15.7%
Abraxis BioScience, Inc. (a) (b)	228,400	6,344,952
Genentech, Inc. (a) (b)	493,500	40,812,450
Genzyme Corp. (a)	408,100	27,534,507
Teva Pharmaceutical Sponsored ADR (Israel)	693,800	23,651,642
		98,343,551

Prepackaged Software — 2.5%
Intuit, Inc. (a)	102,500	3,289,225
NAVTEQ Corp. (a) (b)	38,400	1,002,624
Red Hat, Inc. (a) (b)	545,100	11,490,708
		15,782,557

Retail — 8.2%
Lowe’s Companies, Inc. (b)	831,300	23,326,278
Staples, Inc.	150,000	3,649,500
Walgreen Co.	480,600	21,333,834
Wal-Mart Stores, Inc. (b)	64,000	3,156,480
		51,466,092

Transportation — 1.1%
Expeditors International of Washington, Inc.	67,000	2,986,860
United Parcel Service, Inc. Cl. B	52,000	3,740,880
		6,727,740

TOTAL EQUITIES (Cost $568,050,882)		621,656,012

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 8.4%
Cash Equivalents — 7.5% (d)
Abbey National PLC Eurodollar Time Deposit 5.270%	10/03/2006	$624,846	$624,846
Abbey National PLC Eurodollar Time Deposit 5.270%	10/04/2006	1,606,746	1,606,746
ABN Amro Bank NV Certificate of Deposit 5.305%	11/21/2006	446,318	446,318
American Beacon Money Market Fund (c)
		701,969	701,969
Bank of America 5.270%	11/10/2006	892,637	892,636

2

Bank of America 5.300%	11/20/2006	$267,791	$267,791
Bank of America 5.310%	03/08/2007	892,637	892,636
Bank of Montreal Eurodollar Time Deposit 5.280%	10/16/2006	1,785,273	1,785,273
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	10/11/2006	357,055	357,055
Bank of Nova Scotia Eurodollar Time Deposit 5.290%	10/18/2006	2,677,910	2,677,910
Barclays Eurodollar Time Deposit 5.300%	11/03/2006	357,055	357,055
Barclays Eurodollar Time Deposit 5.305%	11/21/2006	1,338,955	1,338,955
Barclays Eurodollar Time Deposit 5.310%	10/20/2006	1,338,955	1,338,955
BGI Institutional Money Market Fund (c)
		1,785,273	1,785,273
BNP Paribas Eurodollar Time Deposit 5.260%	10/05/2006	892,637	892,637
Branch Banker &Trust Eurodollar Time Deposit 5.270%	10/10/2006	1,338,955	1,338,955
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	10/30/2006	1,285,397	1,285,397
Commonwealth Bank of Australia Commercial Paper 5.275%	10/23/2006	1,428,219	1,428,218
Dreyfus Cash Management Plus Money Market Fund (c)
		275,181	275,180
Federal Home Loan Bank Discount Note 5.177%	10/06/2006	355,289	355,289
First Tennessee National Corporation Eurodollar Time Deposit 5.300%	10/20/2006	892,637	892,637
Fortis Bank Eurodollar Time Deposit 5.280%	10/19/2006	1,338,955	1,338,955
Fortis Bank Eurodollar Time Deposit 5.300%	11/20/2006	1,071,164	1,071,164
Freddie Mac Discount Note 5.171%	10/17/2006	352,781	352,781
General Electric Capital Corp. Commercial Paper 5.285%	11/03/2006	1,327,239	1,327,239
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)		384,938	384,937
Harris NA Eurodollar Time Deposit 5.280%	11/22/2006	1,338,955	1,338,955
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.280%	10/31/2006	1,338,955	1,338,955
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	10/02/2006	1,338,955	1,338,955
National Australia Bank Eurodollar Time Deposit 5.360%	10/02/2006	892,637	892,637

3

Royal Bank of Canada Eurodollar Time Deposit 5.300%	10/27/2006	$1,338,955	$1,338,955
Royal Bank of Canada Eurodollar Time Deposit 5.300%	11/17/2006	1,785,273	1,785,273
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	10/27/2006	892,637	892,637
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 5.300%	11/20/2006	803,373	803,373
Societe Generale Eurodollar Time Deposit 5.280%	11/01/2006	357,055	357,055
Societe Generale Eurodollar Time Deposit 5.290%	10/04/2006	1,785,273	1,785,273
Societe Generale Eurodollar Time Deposit 5.300%	10/23/2006	1,338,955	1,338,955
Standard Chartered Bank Eurodollar Time Deposit 5.280%	10/30/2006	892,637	892,637
Svenska Handlesbanken Eurodollar Time Deposit 5.350%	10/02/2006	1,144,334	1,144,334
Toronto Dominion Bank Eurodollar Term 5.265%	10/12/2006	714,109	714,109
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/05/2006	1,249,691	1,249,691
UBS AG Eurodollar Time Deposit 5.300%	10/27/2006	1,160,428	1,160,427
UBS AG Eurodollar Time Deposit 5.305%	10/02/2006	1,338,955	1,338,955
Wells Fargo Eurodollar Time Deposit 5.270%	10/17/2006	1,338,955	1,338,955
			47,066,938

Repurchase Agreement — 0.9%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		5,887,674	5,887,674

TOTAL SHORT-TERM INVESTMENTS (Cost $52,954,612)			52,954,612

TOTAL INVESTMENTS — 107.5% (Cost $621,005,494) (f)			$674,610,624

Other Assets/(Liabilities) — (7.5%)			(47,146,947)

NET ASSETS — 100.0%			$627,463,677

Notes to Portfolio of Investments

ADR - American Depository Receipt

4

(a)             Non-income producing security.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value of $5,889,401. Collaterized by a U.S. Government Agency obligation with a rate of 8.33%, maturity date of 10/25/2028, and an aggregate market value, including accrued interest, of $6,182,058.

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Select OTC 100 Fund —
Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.3%
COMMON STOCK
Advertising — 0.6%
Lamar Advertising Co. (a) (b)	2,946	$157,346
Monster Worldwide, Inc. (a)	4,688	169,659
		327,005

Apparel, Textiles & Shoes — 0.5%
Ross Stores, Inc.	5,103	129,667
Urban Outfitters, Inc. (a) (b)	6,158	108,935
		238,602

Automotive & Parts — 1.1%
Paccar, Inc. (b)	10,023	571,512

Broadcasting, Publishing & Printing — 2.8%
Comcast Corp. Cl. A (a)	34,202	1,260,344
Liberty Global, Inc. Cl. A (a)	7,377	189,884
		1,450,228

Commercial Services — 5.1%
Akamai Technologies, Inc. (a)	5,311	265,497
Apollo Group, Inc. Cl. A (a)	6,285	309,473
Cintas Corp.	6,991	285,443
eBay, Inc. (a) (b)	37,753	1,070,675
Fastenal Co.	5,183	199,908
Paychex, Inc.	12,819	472,380
		2,603,376

Communications — 9.6%
EchoStar Communications Corp. Cl. A (a)	7,641	250,166
Millicom International Cellular SA (a) (b)	3,500	143,220
Network Appliance, Inc. (a)	13,923	515,290
NTL, Inc.	12,693	322,783
Qualcomm, Inc.	71,414	2,595,899
Research In Motion Ltd. (a) (b)	6,764	694,392
Sirius Satellite Radio, Inc. (a) (b)	54,875	214,561
Tellabs, Inc. (a)	9,100	99,736
XM Satellite Radio Holdings, Inc. Cl. A (a) (b)	10,081	129,944
		4,965,991

Communications Equipment — 0.3%
Telefonaktiebolaget LM Ericsson Cl. B Sponsored ADR (Sweden) (b)	3,752	129,256

Computer Integrated Systems Design — 1.5%
Autodesk, Inc. (a)	8,595	298,934
Cadence Design Systems, Inc. (a)	10,491	177,927
Sun Microsystems, Inc. (a)	54,294	269,841
		746,702

Computer Programming Services — 1.0%
Cognizant Technology Solutions Corp. Cl. A (a)	4,907	363,412
VeriSign, Inc. (a)	8,281	167,276
		530,688

1

Computer Related Services — 0.9%
Checkfree Corp. (a) (b)	3,165	$130,778
IAC/InterActiveCorp (a)	11,218	322,630
		453,408

Computers & Information — 12.5%
Apple Computer, Inc. (a)	42,651	3,285,407
CDW Corp.	2,929	180,661
Cisco Systems, Inc. (a)	78,236	1,799,428
Comverse Technology, Inc. (a)	7,506	160,929
Dell, Inc. (a)	29,968	684,469
SanDisk Corp. (a) (b)	6,480	346,939
		6,457,833

Data Processing & Preparation — 0.7%
Fiserv, Inc. (a)	7,821	368,291

Electrical Equipment & Electronics — 11.7%
Altera Corp. (a)	18,006	330,950
American Power Conversion Corp. (b)	6,889	151,282
ATI Technologies, Inc. (a)	8,967	192,342
Broadcom Corp. Cl. A (a)	15,378	466,569
Flextronics International Ltd. (a)	22,418	283,364
Garmin Ltd. (b)	7,158	349,167
Intel Corp.	72,527	1,491,880
JDS Uniphase Corp.	69,040	151,198
KLA-Tencor Corp.	8,547	380,085
Linear Technology Corp.	14,494	451,053
Marvell Technology Group Ltd. (a)	20,062	388,601
Maxim Integrated Products, Inc.	16,066	450,973
Microchip Technology, Inc.	6,347	205,770
Nvidia Corp. (a) (b)	12,393	366,709
Xilinx, Inc.	16,279	357,324
		6,017,267

Energy — 0.3%
Patterson-UTI Energy, Inc.	6,046	143,653

Food Retailers — 2.5%
Starbucks Corp. (a) (b)	37,626	1,281,165

Healthcare — 0.9%
Express Scripts, Inc. (a)	4,373	330,118
Lincare Holdings, Inc. (a)	3,276	113,481
		443,599

Information Retrieval Services — 5.3%
Google, Inc. Cl. A (a)	4,771	1,917,465
Juniper Networks, Inc. (a)	13,198	228,061
Yahoo!, Inc. (a)	23,746	600,299
		2,745,825

2

Internet Content — 0.4%
BEA Systems, Inc. (a)	12,860	$195,472

Lodging — 0.5%
Wynn Resorts Ltd. (a) (b)	3,894	264,831

Machinery & Components — 0.3%
Joy Global, Inc.	4,172	156,909

Manufacturing — 1.4%
Applied Materials, Inc. (b)	28,515	505,571
Lam Research Corp. (a) (b)	5,283	239,478
		745,049

Medical Supplies — 1.6%
Biomet, Inc.	11,784	379,327
Dentsply International, Inc.	5,436	163,678
Intuitive Surgical, Inc. (a)	1,271	134,027
Patterson Cos., Inc. (a)	4,726	158,841
		835,873

Pharmaceuticals — 11.6%
Amgen, Inc. (a)	19,551	1,398,483
Amylin Pharmaceuticals, Inc. (a) (b)	4,338	191,176
Biogen Idec, Inc. (a)	13,358	596,835
Celgene Corp. (a)	12,365	535,405
Genzyme Corp. (a)	11,714	790,344
Gilead Sciences, Inc. (a)	16,098	1,105,933
MedImmune, Inc. (a) (b)	9,178	268,089
Sepracor, Inc. (a) (b)	3,782	183,200
Sigma-Aldrich Corp. (b)	2,299	173,965
Teva Pharmaceutical Sponsored ADR (Israel)	22,109	753,696
		5,997,126

Prepackaged Software — 15.8%
Activision, Inc. (a)	8,780	132,578
Adobe Systems, Inc. (a)	20,380	763,231
Check Point Software Technologies Ltd. (a)	8,418	160,363
Citrix Systems, Inc. (a)	7,800	282,438
Electronic Arts, Inc. (a)	11,039	614,652
Intuit, Inc. (a)	15,632	501,631
Microsoft Corp.	122,935	3,359,814
Oracle Corp. (a)	78,495	1,392,501
Red Hat, Inc. (a) (b)	6,793	143,196
Symantec Corp. (a)	36,868	784,551
		8,134,955

Retail — 5.3%
Amazon.com, Inc. (a) (b)	9,901	318,020
Bed Bath & Beyond, Inc. (a)	13,522	517,352
Costco Wholesale Corp.	8,833	438,823
Petsmart, Inc.	4,952	137,418
Sears Holdings Corp. (a)	5,807	918,029
Staples, Inc.	17,419	423,804
		2,753,446

3

Retail - Grocery — 0.6%
Whole Foods Market, Inc.	4,966	$295,129

Telephone Utilities — 0.7%
NII Holdings, Inc. Cl. B (a)	5,415	336,596

Transportation — 1.4%
Discovery Holding Co. Cl. A (a)	8,431	121,912
Expeditors International of Washington, Inc.	7,492	333,993
Robinson (C.H.) Worldwide, Inc.	5,972	266,232
		722,137

Travel — 0.4%
Expedia, Inc. (a)	11,851	185,824

TOTAL EQUITIES (Cost $44,430,831)		$50,097,748

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 14.8%
Cash Equivalents — 12.7% (d)
Abbey National PLC Eurodollar Time Deposit 5.270%	10/03/2006	$87,114	$87,114
Abbey National PLC Eurodollar Time Deposit 5.270%	10/04/2006	224,022	224,022
ABN Amro Bank NV Certificate of Deposit 5.305%	11/21/2006	62,228	62,228
American Beacon Money Market Fund (c)
		97,873	97,873
Bank of America 5.270%	11/10/2006	124,457	124,457
Bank of America 5.300%	11/20/2006	37,337	37,337
Bank of America 5.310%	03/08/2007	124,457	124,457
Bank of Montreal Eurodollar Time Deposit 5.280%	10/16/2006	248,913	248,913
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	10/11/2006	49,783	49,783
Bank of Nova Scotia Eurodollar Time Deposit 5.290%	10/18/2006	373,370	373,370
Barclays Eurodollar Time Deposit 5.300%	11/03/2006	49,783	49,783
Barclays Eurodollar Time Deposit 5.305%	11/21/2006	186,685	186,685
Barclays Eurodollar Time Deposit 5.310%	10/20/2006	186,685	186,685
BGI Institutional Money Market Fund (c)
		248,913	248,913
BNP Paribas Eurodollar Time Deposit 5.260%	10/05/2006	124,457	124,457
Branch Banker & Trust Eurodollar Time Deposit 5.270%	10/10/2006	186,685	186,685

4

Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	10/30/2006	$179,217	$179,217
Commonwealth Bank of Australia Commercial Paper 5.275%	10/23/2006	199,130	199,130
Dreyfus Cash Management Plus Money Market Fund (c)
		38,367	38,367
Federal Home Loan Bank Discount Note 5.177%	10/06/2006	49,536	49,536
First Tennessee National Corporation Eurodollar Time Deposit 5.300%	10/20/2006	124,457	124,457
Fortis Bank Eurodollar Time Deposit 5.280%	10/19/2006	186,685	186,685
Fortis Bank Eurodollar Time Deposit 5.300%	11/20/2006	149,348	149,348
Freddie Mac Discount Note 5.171%	10/17/2006	49,187	49,187
General Electric Capital Corp. Commercial Paper 5.285%	11/03/2006	185,051	185,051
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		53,670	53,670
Harris NA Eurodollar Time Deposit 5.280%	11/22/2006	186,685	186,685
HBOS Halifax Bank of Scotland Certificate of Deposit 5.280%	10/31/2006	186,685	186,685
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	10/02/2006	186,685	186,685
National Australia Bank Eurodollar Time Deposit 5.360%	10/02/2006	124,457	124,457
Royal Bank of Canada Eurodollar Time Deposit 5.300%	10/27/2006	186,685	186,685
Royal Bank of Canada Eurodollar Time Deposit 5.300%	11/17/2006	248,913	248,913
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	10/27/2006	124,457	124,457
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 5.300%	11/20/2006	112,011	112,011
Societe Generale Eurodollar Time Deposit 5.280%	11/01/2006	49,783	49,783
Societe Generale Eurodollar Time Deposit 5.290%	10/04/2006	248,913	248,913
Societe Generale Eurodollar Time Deposit 5.300%	10/23/2006	186,685	186,685
Standard Chartered Bank Eurodollar Time Deposit 5.280%	10/30/2006	124,457	124,457
Svenska Handlesbanken Eurodollar Time Deposit 5.350%	10/02/2006	159,550	159,550
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/05/2006	174,239	174,239
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/12/2006	99,565	99,565

5

UBS AG Eurodollar Time Deposit 5.300%	10/27/2006	$161,794	$161,794
UBS AG Eurodollar Time Deposit 5.305%	10/02/2006	186,685	186,685
Wells Fargo Eurodollar Time Deposit 5.270%	10/17/2006	186,685	186,685
			6,562,344

Repurchase Agreement — 1.7%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		871,012	871,012

U.S. Treasury Bills — 0.4%
U.S. Treasury Bill (f) 4.850%	02/22/2007	200,000	196,093

TOTAL SHORT-TERM INVESTMENTS (Cost $7,629,449)			7,629,449

TOTAL INVESTMENTS — 112.1% (Cost $52,060,280) (g)			$57,727,197

Other Assets/(Liabilities) — (12.1%)			(6,226,193)

NET ASSETS — 100.0%			$51,501,004

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)                   Non-income producing security.

(b)                  Denotes all or a portion of security on loan. (Note 2).

(c)                   Amount represents shares owned of the fund.

(d)                  Represents investments of security lending collateral. (Note 2).

(e)                   Maturity value of $871,268. Collateralized by a U.S. Government Agency obligation with a rate of 6.13%, maturity date of 05/15/2032, and aggregate market value, including accrued interest, of $914,563.

(f)                     This security is held as collateral for open futures contracts. (Note 2).

(g)                  See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Select Focused Value
Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 94.7%
COMMON STOCK
Advertising — 1.8%
Catalina Marketing Corp.	413,770	$11,378,675
Harte-Hanks, Inc.	203,900	5,372,765
		16,751,440

Apparel, Textiles & Shoes — 0.9%
Jones Apparel Group, Inc.	244,530	7,932,553

Automotive & Parts — 0.9%
Federal Signal Corp.	382,110	5,827,178
Superior Industries International, Inc. (a)	172,900	2,902,991
		8,730,169

Banking, Savings & Loans — 10.0%
City National Corp.	74,700	5,009,382
JP Morgan Chase & Co.	800,000	37,568,000
Mellon Financial Corp.	625,000	24,437,500
The South Financial Group, Inc. (a)	179,176	4,663,951
Washington Mutual, Inc.	500,000	21,735,000
		93,413,833

Beverages — 0.4%
PepsiAmericas, Inc.	157,560	3,362,330

Broadcasting, Publishing & Printing — 8.3%
Cablevision Systems Corp. Cl. A	1,086,500	24,674,415
Liberty Global, Inc. Cl. A (b)	174,366	4,488,181
Liberty Global, Inc. Cl. C (b)	176,832	4,431,410
Liberty Media Holding Corp. Capital Cl. A (b)	160,000	13,371,200
Time Warner, Inc.	1,700,000	30,991,000
		77,956,206

Chemicals — 2.8%
Albemarle Corp.	69,880	3,796,580
Huntsman Corp. (b)	269,200	4,899,440
International Flavors & Fragrances, Inc.	236,660	9,357,537
The Valspar Corp.	291,460	7,752,836
		25,806,393

Commercial Services — 3.4%
ARAMARK Corp. Cl. B	150,200	4,935,572
G&K Services, Inc. Cl. A	237,440	8,649,939
MoneyGram International, Inc.	351,980	10,228,539
Quest Diagnostics, Inc.	79,040	4,834,086
Viad Corp.	81,810	2,896,892
		31,545,028

Computer Integrated Systems Design — 0.9%
Parametric Technology Corp. (b)	491,930	8,589,098

Computers & Information — 3.6%
CDW Corp.	79,040	4,875,187
Dell, Inc. (b)	1,280,000	29,235,200
		34,110,387

1

Computers & Office Equipment — 4.7%
Hewlett-Packard Co.	1,200,000	$44,028,000

Data Processing & Preparation — 0.7%
IMS Health, Inc.	256,880	6,843,283

Electrical Equipment & Electronics — 10.9%
American Power Conversion Corp. (a)	700,370	15,380,125
Entegris, Inc. (b)	1,188,080	12,961,953
Flextronics International Ltd. (b)	469,310	5,932,078
Hubbell, Inc. Cl. B	194,260	9,305,054
Intel Corp.	1,600,000	32,912,000
National Semiconductor Corp.	1,100,000	25,883,000
		102,374,210

Entertainment & Leisure — 0.3%
International Speedway Corp. Cl. A	64,500	3,214,680

Financial Services — 4.0%
CapitalSource, Inc. (a)	315,126	8,136,553
Morgan Stanley	400,000	29,164,000
		37,300,553

Foods — 1.9%
Hain Celestial Group, Inc. (b)	427,310	10,922,044
Pilgrim’s Pride Corp.	264,690	7,239,272
		18,161,316

Healthcare — 0.4%
Universal Health Services, Inc. Cl. B	57,010	3,416,609

Home Construction, Furnishings & Appliances — 2.9%
Lennar Corp. Cl. A (a)	450,000	20,362,500
Steelcase, Inc. Cl. A	441,590	6,928,547
		27,291,047

Industrial - Diversified — 4.0%
Carlisle Cos., Inc.	44,750	3,763,475
Tyco International Ltd.	1,200,000	33,588,000
		37,351,475

Insurance — 3.5%
Ambac Financial Group, Inc.	42,610	3,525,978
Gallagher (Arthur J.) & Co. (a)	273,640	7,297,979
MBIA, Inc. (a)	120,170	7,383,245
Stewart Information Services	48,600	1,689,822
UnumProvident Corp.	335,920	6,513,489
White Mountains Insurance Group Ltd.	12,155	6,040,549
		32,451,062

Machinery & Components — 2.2%
Dover Corp.	212,420	10,077,205
Pall Corp. (a)	272,830	8,405,892
Tennant Co.	88,200	2,146,788
		20,629,885

2

Medical Supplies — 3.6%
Baxter International, Inc.	400,000	$18,184,000
Mettler-Toledo International, Inc. (b)	235,200	15,558,480
		33,742,480

Pharmaceuticals — 0.3%
Medco Health Solutions, Inc. (b)	47,300	2,843,203

Restaurants — 9.4%
CBRL Group, Inc.	108,189	4,374,081
McDonald’s Corp. (a)	1,150,000	44,988,000
Yum! Brands, Inc.	750,000	39,037,500
		88,399,581

Retail — 6.6%
Big Lots, Inc. (a) (b)	724,880	14,359,873
Dollar General Corp.	259,030	3,530,579
Tiffany & Co.	1,098,400	36,466,880
Zale Corp. (a) (b)	264,480	7,336,675
		61,694,007

Toys, Games — 0.5%
Hasbro, Inc.	192,660	4,383,015

Transportation — 5.8%
Carnival Corp. (a)	700,000	32,921,000
Discovery Holding Co. Cl. A (a) (b)	1,500,000	21,690,000
		54,611,000

TOTAL EQUITIES
(Cost $758,089,911)		886,932,843

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 14.8%
Cash Equivalents — 10.3% (d)
Abbey National PLC Eurodollar Time Deposit 5.270%	10/03/2006	$1,273,253	$1,273,248
Abbey National PLC Eurodollar Time Deposit 5.270%	10/04/2006	3,274,079	3,274,079
ABN Amro Bank NV Certificate of Deposit 5.305%	11/21/2006	909,466	909,466
American Beacon Money Market Fund (c)
		1,430,407	1,430,407
Bank of America 5.270%	11/10/2006	1,818,933	1,818,933
Bank of America 5.300%	11/20/2006	545,680	545,680
Bank of America 5.310%	03/08/2007	1,818,933	1,818,933
Bank of Montreal Eurodollar Time Deposit 5.280%	10/16/2006	3,637,865	3,637,865

3

Bank of Nova Scotia Eurodollar Time Deposit 5.280%	10/11/2006	$727,573	$727,573
Bank of Nova Scotia Eurodollar Time Deposit 5.290%	10/18/2006	5,456,798	5,456,798
Barclays Eurodollar Time Deposit 5.300%	11/03/2006	727,573	727,573
Barclays Eurodollar Time Deposit 5.305%	11/21/2006	2,728,399	2,728,399
Barclays Eurodollar Time Deposit 5.310%	10/20/2006	2,728,399	2,728,399
BGI Institutional Money Market Fund (c)
		3,637,865	3,637,865
BNP Paribas Eurodollar Time Deposit 5.260%	10/05/2006	1,818,933	1,818,933
Branch Banker & Trust Eurodollar Time Deposit 5.270%	10/10/2006	2,728,399	2,728,399
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	10/30/2006	2,619,262	2,619,262
Commonwealth Bank of Australia Commercial Paper 5.275%	10/23/2006	2,910,292	2,910,292
Dreyfus Cash Management Plus Money Market Fund (c)
		560,737	560,737
Federal Home Loan Bank Discount Note 5.177%	10/06/2006	723,975	723,975
First Tennessee National Corporation Eurodollar Time Deposit 5.300%	10/20/2006	1,818,933	1,818,933
Fortis Bank Eurodollar Time Deposit 5.280%	10/19/2006	2,728,399	2,728,399
Fortis Bank Eurodollar Time Deposit 5.300%	11/20/2006	2,182,719	2,182,719
Freddie Mac Discount Note 5.171%	10/17/2006	718,864	718,864
General Electric Capital Corp. Commercial Paper 5.285%	11/03/2006	2,704,525	2,704,525
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)		784,391	784,391
Harris NA Eurodollar Time Deposit 5.280%	11/22/2006	2,728,399	2,728,399
HBOS Halifax Bank of Scotland Certificate of Deposit 5.280%	10/31/2006	2,728,399	2,728,399
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	10/02/2006	2,728,399	2,728,399
National Australia Bank Eurodollar Time Deposit 5.360%	10/02/2006	1,818,933	1,818,933
Royal Bank of Canada Eurodollar Time Deposit 5.300%	10/27/2006	2,728,399	2,728,399
Royal Bank of Canada Eurodollar Time Deposit 5.300%	11/17/2006	3,637,865	3,637,865
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	10/27/2006	1,818,933	1,818,933
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 5.300%	11/20/2006	1,637,039	1,637,039
Societe Generale Eurodollar Time Deposit 5.280%	11/01/2006	727,573	727,573

4

Societe Generale Eurodollar Time Deposit 5.290%	10/04/2006	$3,637,865	$3,637,865
Societe Generale Eurodollar Time Deposit 5.300%	10/23/2006	2,728,399	2,728,399
Standard Chartered Bank Eurodollar Time Deposit 5.280%	10/30/2006	1,818,933	1,818,933
Svenska Handlesbanken Eurodollar Time Deposit 5.350%	10/02/2006	2,331,817	2,331,817
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/05/2006	2,546,506	2,546,506
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/12/2006	1,455,146	1,455,146
UBS AG Eurodollar Time Deposit 5.300%	10/27/2006	2,364,612	2,364,612
UBS AG Eurodollar Time Deposit 5.305%	10/02/2006	2,728,399	2,728,399
Wells Fargo Eurodollar Time Deposit 5.270%	10/17/2006	2,728,399	2,728,399
			95,908,662

Repurchase Agreement — 4.5%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		42,323,905	42,323,905

TOTAL SHORT-TERM INVESTMENTS
(Cost $138,232,567)			138,232,567

TOTAL INVESTMENTS — 109.5%
(Cost $896,322,478) (f)			$1,025,165,410

Other Assets/(Liabilities) — (9.5%)			(89,026,545)

NET ASSETS — 100.0%			$936,138,865

Notes to Portfolio of Investments

(a)                   Denotes all or a portion of security on loan. (Note 2).

(b)                  Non-income producing security.

(c)                   Amount represents shares owned of the fund.

(d)                  Represents investments of security lending collateral. (Note 2).

(e)                   Maturity value of $42,336,320. Collateralized by a U.S. Government Agency obligation with a rate of 6.03%, maturity date of 01/15/2035, and an aggregate market value, including accrued interest, of $44,440,100.

(f)                     See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Select Mid Cap Value
Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 96.2%
COMMON STOCK
Advertising — 4.4%
Catalina Marketing Corp.	5,300	$145,750
Harte-Hanks, Inc.	3,300	86,955
		232,705

Apparel, Textiles & Shoes — 2.4%
Jones Apparel Group, Inc.	3,900	126,516

Automotive & Parts — 2.7%
Federal Signal Corp.	6,100	93,025
Superior Industries International, Inc.	2,900	48,691
		141,716

Banking, Savings & Loans — 3.0%
City National Corp.	1,200	80,472
The South Financial Group, Inc.	2,900	75,487
		155,959

Beverages — 1.0%
PepsiAmericas, Inc.	2,500	53,350

Chemicals — 6.5%
Albemarle Corp.	1,100	59,763
International Flavors & Fragrances, Inc.	3,900	154,206
The Valspar Corp.	4,700	125,020
		338,989

Commercial Services — 9.8%
ARAMARK Corp. Cl. B	2,400	78,864
G&K Services, Inc. Cl. A	3,900	142,077
MoneyGram International, Inc.	5,800	168,548
Quest Diagnostics, Inc.	1,300	79,508
Viad Corp.	1,300	46,033
		515,030

Computer Integrated Systems Design — 2.6%
Parametric Technology Corp. (a)	7,700	134,442

Computers & Information — 1.5%
CDW Corp.	1,300	80,184

Data Processing & Preparation — 2.1%
IMS Health, Inc.	4,200	111,888

Electrical Equipment & Electronics — 13.3%
American Power Conversion Corp.	11,000	241,560
Entegris, Inc. (a)	19,100	208,381
Flextronics International Ltd. (a)	7,700	97,328
Hubbell, Inc. Cl. B	3,200	153,280
		700,549

Entertainment & Leisure — 1.0%
International Speedway Corp. Cl. A	1,000	49,840

1

Financial Services — 2.5%
CapitalSource, Inc.	5,000	$129,100

Foods — 5.7%
Hain Celestial Group, Inc. (a)	7,000	178,920
Pilgrim’s Pride Corp.	4,300	117,605
		296,525

Healthcare — 1.0%
Universal Health Services, Inc. Cl. B	900	53,937

Home Construction, Furnishings & Appliances — 2.2%
Steelcase, Inc. Cl. A	7,200	112,968

Industrial - Diversified — 1.1%
Carlisle Cos., Inc.	700	58,870

Insurance — 9.1%
Ambac Financial Group, Inc.	700	57,925
Gallagher (Arthur J.) & Co.	4,400	117,348
MBIA, Inc.	2,000	122,880
Stewart Information Services	800	27,816
UnumProvident Corp.	5,400	104,706
White Mountains Insurance Group Ltd.	100	49,696
		480,371

Machinery & Components — 6.3%
Dover Corp.	3,500	166,040
Pall Corp.	4,200	129,402
Tennant Co.	1,500	36,510
		331,952

Medical Supplies — 4.8%
Mettler-Toledo International, Inc. (a)	3,800	251,370

Pharmaceuticals — 0.9%
Medco Health Solutions, Inc. (a)	800	48,088

Restaurants — 1.4%
CBRL Group, Inc.	1,800	72,774

Retail — 9.6%
Big Lots, Inc. (a)	11,500	227,815
Dollar General Corp.	4,100	55,883
Tiffany & Co.	3,200	106,240
Zale Corp. (a)	4,200	116,508
		506,446

Toys, Games — 1.3%
Hasbro, Inc.	3,100	70,525

TOTAL EQUITIES (Cost $4,825,979)		5,054,094

2

	Principal
	Amount	Market Value
SHORT-TERM INVESTMENTS — 4.7%
Repurchase Agreement
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (b)	$247,420	$247,420

TOTAL SHORT-TERM INVESTMENTS (Cost $247,420)		247,420

TOTAL INVESTMENTS — 100.9% (Cost $5,073,399) (c)		$5,301,514

Other Assets/(Liabilities) — (0.9%)		(45,887)

NET ASSETS — 100.0%		$5,255,627

Notes to Portfolio of Investments

(a)             Non-income producing security.

(b)            Maturity value of $247,493. Collateralized by a U.S. Government Agency obligation with a rate of 7.00%, maturity date of 02/25/2024, and an aggregate market value, including accrued interest, of $259,791.

(c)             See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

3

MassMutual Select Small Cap Value
Equity Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 96.3%
COMMON STOCK
Aerospace & Defense — 0.3%
Orbital Sciences Corp. (a)	4,100	$76,957

Agribusiness — 0.1%
Delta & Pine Land Co.	600	24,300

Air Transportation — 0.3%
ExpressJet Holdings, Inc. (a)	1,800	11,898
Republic Airways Holdings, Inc. (a)	3,700	57,424
SkyWest, Inc.	200	4,904
		74,226

Apparel, Textiles & Shoes — 2.9%
Brown Shoe Co., Inc.	1,650	59,136
Charming Shoppes, Inc. (a)	700	9,996
Kellwood Co.	4,100	118,203
Maidenform Brands Inc. (a)	5,300	102,290
Payless ShoeSource, Inc. (a)	5,600	139,440
Phillips-Van Heusen Corp.	1,700	71,009
Syms Corp. (a)	5,100	103,836
Wolverine World Wide, Inc.	1,700	48,127
		652,037

Automotive & Parts — 1.6%
A.O. Smith Corp.	200	7,886
Aftermarket Technology Corp. (a)	500	8,880
ArvinMeritor, Inc.	4,800	68,352
Group 1 Automotive, Inc.	1,600	79,840
Lear Corp. (b)	4,400	91,080
Monaco Coach Corp.	600	6,684
Navistar International Corp. (a)	2,000	51,640
Visteon Corp. (a)	5,200	42,380
		356,742

Banking, Savings & Loans — 16.2%
1st Source Corp.	1,540	45,461
Advanta Corp. Cl. B	2,000	73,800
Alabama National Bancorp	1,500	102,375
Amcore Financial, Inc.	100	3,029
Bancfirst Corp.	700	32,704
Bank of Granite Corp.	3,000	52,590
Bankunited Financial Corp. Cl. A	500	13,035
Banner Corp.	1,800	73,872
Berkshire Hills Bancorp, Inc.	3,000	106,770
Camden National Corp.	100	4,020
Capitol Bancorp Ltd.	500	22,250
Chemical Financial Corp.	100	2,968
Citizens Banking Corp. (b)	3,500	91,910
City Holding Co.	3,100	123,597
Clifton Savings Bancorp, Inc.	1,000	11,220
Community Banks, Inc.	4,420	118,456

1

Community Trust Bancorp, Inc.	100	$3,765
CompuCredit Corp. (a)	700	21,147
Corus Bankshares, Inc. (b)	500	11,180
CVB Financial Corp.	4,700	69,419
Dime Community Bancshares	5,000	73,650
F.N.B. Corp.	5,300	88,298
First Bancorp	9,400	103,964
First Charter Corp.	2,300	55,338
First Commonwealth Financial Corp.	200	2,606
First Financial Corp., Indiana	3,000	95,730
First Financial Holdings, Inc.	700	23,954
First Indiana Corp.	100	2,601
First Merchants Corp.	1,800	42,570
First Midwest Bancorp, Inc.	800	30,312
First Niagara Financial Group, Inc.	3,700	53,946
FirstFed Financial Corp. (a) (b)	700	39,704
FirstMerit Corp.	4,800	111,216
Franklin Bank Corp. (a)	2,500	49,700
GB&T Bancshares, Inc.	4,800	101,040
Great Southern Bancorp, Inc.	2,400	67,440
Hanmi Financial Corp.	1,500	29,400
Horizon Financial Corp.	1,500	44,790
Independent Bank Corp.	1,155	28,043
Integra Bank Corp.	2,000	50,560
International Bancshares Corp.	4,600	136,528
Irwin Financial Corp.	5,700	111,492
ITLA Capital Corp.	2,100	112,896
KNBT Bancorp, Inc.	6,400	102,912
MAF Bancorp, Inc.	1,400	57,806
MainSource Financial Group, Inc.	600	10,182
MB Financial, Inc.	800	29,496
MCG Capital Corp.	4,600	75,118
Mercantile Bank Corp.	2,000	79,100
NASB Financial, Inc.	100	3,979
NetBank, Inc.	1,300	7,865
Oceanfirst Financial Corp.	200	4,290
Old National Bancorp	4,500	85,950
Omega Financial Corp.	2,100	63,147
Pacific Capital Bancorp	300	8,091
Partners Trust Financial Group, Inc.	2,200	23,562
Peoples Bancorp, Inc.	600	17,538
PFF Bancorp, Inc.	100	3,704
Provident Bankshares Corp.	700	25,935
Provident Financial Services, Inc.	3,100	57,381
R&G Financial Corp. Cl. B	2,700	20,115
Republic Bancorp, Inc.	3,700	49,321
Sandy Spring Bancorp, Inc.	800	28,288
Santander BanCorp	1,000	18,890
SCBT Financial Corp.	300	11,220
Simmons First National Corp. Cl. A	900	26,109
Susquehanna Bancshares, Inc.	2,000	48,880
TierOne Corp.	100	3,393
Trustmark Corp.	4,600	144,578
United Bankshares, Inc.	1,000	37,220
United Community Financial Corp.	5,600	68,992

2

WesBanco, Inc.	1,400	$40,908
Willow Grove Bancorp, Inc.	400	6,264
World Acceptance Corp. (a)	400	17,592
WSFS Financial Corp.	100	6,219
		3,623,391

Beverages — 0.4%
Boston Beer Co., Inc. Cl. A (a)	1,300	42,705
M&F Worldwide Corp. (a)	3,400	49,980
		92,685

Broadcasting, Publishing & Printing — 2.9%
American Greetings Corp. Cl. A	2,800	64,736
Belo Corp. Cl. A	3,400	53,754
Citadel Broadcasting Corp. (b)	3,200	30,080
Cox Radio, Inc. Cl. A (a)	7,900	121,265
Cumulus Media, Inc. Cl. A (a)	300	2,868
Entercom Communications Corp.	1,100	27,720
Entravision Communications Corp. Cl. A (a)	3,900	29,016
Gray Television, Inc.	2,100	13,461
Journal Register Co.	1,500	8,505
Lee Enterprises, Inc.	5,400	136,296
Lin TV Corp. Cl. A (a) (b)	4,500	35,010
Reader’s Digest Association	2,800	36,288
Salem Communications Corp. Cl. A	4,500	50,895
Scholastic Corp. (a)	1,600	49,840
		659,734

Building Materials & Construction — 1.1%
Digi International, Inc. (a)	5,300	71,550
Emcor Group, Inc. (a)	1,500	82,260
Granite Construction, Inc. (b)	1,800	96,030
		249,840

Chemicals — 3.5%
A. Schulman, Inc.	200	4,702
Georgia Gulf Corp.	2,900	79,518
H.B. Fuller Co.	2,400	56,256
Hercules, Inc. (a)	5,400	85,158
Innospec, Inc.	3,700	109,890
OM Group, Inc. (a)	3,400	149,396
Rockwood Holdings, Inc. (a)	1,300	25,974
Spartech Corp.	4,700	125,819
TETRA Technologies, Inc. (a)	4,400	76,648
Usec, Inc.	8,400	80,976
		794,337

Commercial Services — 5.7%
Celera Genomics Group - Applera Corp. (a)	200	2,784
Consolidated Graphics, Inc. (a)	1,600	96,272
Dollar Thrifty Automotive Group, Inc. (a)	100	4,457
Dycom Industries, Inc. (a)	4,300	92,450
Forrester Research, Inc. (a)	3,200	84,192
FTD Group, Inc. (a)	4,900	75,705
Harris Interactive, Inc. (a)	10,800	65,880

3

Heidrick & Struggles International, Inc. (a)	2,800	$100,800
Infrasource Services, Inc. (a)	1,300	22,815
Ipass, Inc. (a) (b)	1,000	4,680
John H. Harland Co.	1,200	43,740
Korn/Ferry International (a)	300	6,282
Marlin Business Services Corp. (a)	1,000	20,900
MPS Group, Inc. (a)	2,400	36,264
Pegasystems, Inc.	5,900	51,507
PharmaNet Development Group, Inc. (a)	200	3,886
Regis Corp.	200	7,170
Rent-A-Center, Inc. (a)	1,800	52,722
Spherion Corp. (a)	4,400	31,460
Standard Parking Corp. (a)	600	18,828
Stewart Enterprises, Inc. Cl. A	16,400	96,104
Unifirst Corp.	200	6,248
Universal Compression Holdings, Inc. (a)	1,700	90,865
Vertrue, Inc. (a) (b)	300	11,796
Viad Corp.	3,500	123,935
Volt Information Sciences, Inc. (a)	1,400	49,770
Washington Group International, Inc.	500	29,430
Watson Wyatt Worldwide, Inc.	900	36,828
Wright Express Corp. (a)	700	16,842
		1,284,612

Communications — 1.4%
Carrier Access Corp. (a)	1,100	7,810
Cubic Corp.	2,600	50,908
Ditech Networks, Inc. (a)	2,700	20,817
McData Corp. Cl. A (a)	4,900	24,647
Polycom, Inc. (a)	1,200	29,436
Sycamore Networks, Inc. (a)	3,500	13,230
Syniverse Holdings, Inc. (a)	2,400	36,000
Ulticom, Inc. (a)	3,900	40,599
UTStarcom, Inc. (a) (b)	11,200	99,344
		322,791

Computer & Other Data Processing Service — 0.5%
IHS, Inc. Cl. A (a)	3,200	102,656

Computer Integrated Systems Design — 1.4%
Adaptec, Inc. (a)	2,700	11,907
Brady Corp. Cl. A	800	28,128
FileNET Corp. (a)	100	3,483
Mentor Graphics Corp. (a)	1,300	18,304
Netscout Systems, Inc. (a)	3,600	23,364
Perot Systems Corp. Cl. A (a)	1,200	16,548
RadiSys Corp. (a)	4,500	95,625
SafeNet, Inc. (a)	700	12,733
SYNNEX Corp. (a)	4,300	98,943
		309,035

Computer Maintenance & Repair — 0.2%
Electronics for Imaging, Inc. (a)	2,200	50,336

4

Computer Programming Services — 0.4%
Ciber, Inc. (a)	1,200	$7,956
Covansys Corp. (a)	2,300	39,422
RealNetworks, Inc. (a)	4,500	47,745
		95,123

Computer Related Services — 0.5%
Manhattan Associates, Inc. (a)	4,900	118,286

Computers & Information — 1.4%
Cirrus Logic, Inc. (a)	1,200	8,748
Emulex Corp. (a)	1,500	27,255
Extreme Networks, Inc. (a)	2,100	7,623
Foundry Networks, Inc. (a)	1,400	18,410
Global Imaging Systems, Inc. (a)	3,800	83,866
Palm Inc. (a) (b)	4,000	58,240
ProQuest Co. (a)	2,500	32,550
Quantum Corp. (a)	3,500	7,630
ScanSource, Inc. (a)	1,900	57,627
		301,949

Containers — 0.5%
Silgan Holdings, Inc.	2,800	105,168

Data Processing & Preparation — 0.3%
The BISYS Group, Inc. (a)	1,500	16,290
CSG Systems International, Inc. (a)	2,000	52,860
		69,150

Electric Utilities — 3.1%
Cleco Corp.	1,500	37,860
Duquesne Light Holdings, Inc.	2,000	39,320
El Paso Electric Co. (a)	5,700	127,338
Empire District Electric Co. (The) (b)	3,000	67,140
Idacorp, Inc.	4,000	151,240
PNM Resources, Inc.	5,800	159,906
Westar Energy, Inc.	4,700	110,497
		693,301

Electrical Equipment & Electronics — 4.2%
Actel Corp. (a)	1,000	15,550
Agilysys, Inc.	1,100	15,444
AMIS Holdings, Inc. (a)	6,800	64,532
Anaren, Inc. (a)	1,300	27,391
ATMI, Inc. (a)	300	8,721
Bel Fuse, Inc. Cl. B	500	16,045
Belden CDT, Inc.	2,500	95,575
CTS Corp.	4,800	66,144
Electro Scientific Industries, Inc. (a)	1,500	30,900
EnerSys (a)	2,900	46,516
Entegris, Inc. (a)	700	7,637
Exar Corp. (a)	600	7,974
Genesis Microchip, Inc. (a)	1,500	17,655
Kopin Corp. (a)	3,500	11,725
Lattice Semiconductor Corp. (a)	300	2,046
Littelfuse, Inc. (a)	900	31,230

5

Methode Electronics, Inc.	1,700	$16,167
MKS Instruments, Inc. (a)	3,900	79,209
Moog, Inc. Cl. A (a)	1,000	34,660
Newport Corp. (a)	500	8,150
Pericom Semiconductor Corp. (a)	1,200	11,700
Portalplayer, Inc. (a)	1,200	13,536
RF Micro Devices, Inc. (a)	2,500	18,950
Skyworks Solutions, Inc. (a)	6,700	34,773
Spectrum Brands, Inc. (a) (b)	6,100	51,484
Staktek Holdings, Inc. (a)	7,000	41,860
Technitrol, Inc.	900	26,865
Teledyne Technologies, Inc. (a)	1,100	43,560
Triquint Semiconductor, Inc. (a)	2,700	14,040
TTM Technologies, Inc. (a)	1,400	16,380
Universal Electronics, Inc. (a)	1,200	22,800
Veeco Intruments, Inc. (a)	700	14,105
Zoran Corp. (a)	1,900	30,552
		943,876

Energy — 3.9%
Bill Barrett Corp. (a)	1,100	27,016
Bois d’Arc Energy, Inc. (a)	1,100	16,830
Callon Petroleum Co. (a)	1,300	17,628
EXCO Resources, Inc. (a)	5,800	71,978
Newpark Resources, Inc. (a)	1,600	8,528
Northwest Natural Gas Co.	3,400	133,552
Penn Virginia Corp.	800	50,728
Petrohawk Energy Corp. (a)	300	3,114
Piedmont Natural Gas Co., Inc. (b)	4,100	103,771
Rosetta Resources, Inc. (a)	7,300	125,341
South Jersey Industries, Inc.	500	14,955
Southwest Gas Corp.	4,200	139,944
Stone Energy Corp. (a)	600	24,288
Swift Energy Co. (a) (b)	900	37,638
Veritas DGC, Inc. (a)	1,200	78,984
Whiting Petroleum Corp. (a) (b)	200	8,020
		862,315

Entertainment & Leisure — 1.0%
Blockbuster, Inc. Cl. A (a)	6,700	25,728
Lakes Entertainment, Inc. (a)	1,500	14,490
Live Nation, Inc. (a)	6,200	126,604
Macrovision Corp. (a)	1,000	23,690
Steinway Musical Instruments, Inc. (a)	1,000	28,000
		218,512

Environmental Controls — 0.1%
Input/Output, Inc. (a) (b)	3,200	31,776

Financial Services — 12.7%
Accredited Home Lenders Holding Co. (a)	500	17,970
Affordable Residential Communities REIT (a)	500	4,845
American Financial Realty Trust	8,500	94,860
American Home Mortgage Investment Corp. REIT	4,300	149,941
Anthracite Capital, Inc. REIT	9,500	122,170

6

Anworth Mortgage Asset Corp.	300	$2,505
Ares Capital Corp.	4,000	69,680
Capital Lease Funding, Inc. REIT	700	7,763
Capital Trust Cl. A REIT	2,200	89,606
Chittenden Corp.	800	22,952
DiamondRock Hospitality Co. REIT	5,400	89,694
Doral Financial Corp. (b)	1,500	9,885
Education Realty Trust, Inc. REIT	300	4,428
Entertainment Properties Trust REIT	2,700	133,164
Equity One, Inc. REIT	4,000	95,880
FelCor Lodging Trust, Inc.	3,700	74,185
Fieldstone Investment Corp. REIT	4,500	39,285
First Industrial Realty Trust, Inc. (b)	3,700	162,800
Franklin Street Properties Corp. REIT	600	11,916
Friedman, Billings, Ramsey Group, Inc. Cl. A (b)	5,700	45,771
Glenborough Realty Trust, Inc.	1,100	28,303
Gramercy Capital Corp. REIT	1,700	42,857
Highland Hospitality Corp. REIT	5,700	81,681
IMPAC Mortgage Holdings, Inc. REIT (b)	2,800	26,236
Innkeepers USA Trust	1,200	19,548
Investors Real Estate Trust REIT	7,200	70,272
KKR Financial Corp. REIT	4,700	115,338
Knight Capital Group, Inc. Cl. A (a)	3,100	56,420
LaBranche & Co., Inc. (a) (b)	2,700	27,999
Luminent Mortgage Capital, Inc. REIT	10,900	112,161
Medical Properties Trust, Inc. REIT	6,000	80,340
National Health Investors, Inc. REIT	2,500	70,825
Nationwide Health Properties, Inc. REIT (b)	500	13,370
Newcastle Investment Corp. REIT	4,900	134,309
NGP Capital Resources Co.	1,600	23,344
Novastar Financial, Inc. (b)	300	8,757
Parkway Properties, Inc. REIT	1,700	79,033
Piper Jaffray Cos. (a)	1,000	60,620
Ramco-Gershenson Properties Trust REIT	3,700	118,215
Senior Housing Properties Trust	5,100	108,834
Spirit Finance Corp. REIT	1,400	16,254
Sunstone Hotel Investors Inc. REIT	4,200	124,824
Trustreet Properties, Inc. REIT	6,400	80,064
Waddell & Reed Financial, Inc. Cl. A	2,500	61,875
Winston Hotels, Inc. REIT	3,400	41,888
		2,852,667

Food Retailers — 0.1%
The Pantry, Inc. (a)	100	5,637
Village Super Market, Inc. Cl. A	200	13,380
		19,017

Foods — 1.9%
Chiquita Brands International, Inc.	2,000	26,760
Gold Kist, Inc. (a)	1,200	25,008
Hain Celestial Group, Inc. (a)	3,100	79,236
Seaboard Corp.	100	120,500
Sensient Technologies Corp.	3,800	74,366
Spartan Stores, Inc.	1,200	20,280
TreeHouse Foods, Inc. (a)	3,800	89,870
		436,020

7

Forest Products & Paper — 1.6%
BlueLinx Holdings, Inc.	2,500	$23,800
Building Materials Holding Corp. (b)	100	2,602
Greif, Inc. Cl. A	700	56,077
Playtex Products, Inc. (a)	2,500	33,500
Rock-Tenn Co. Cl. A	4,500	89,100
Schweitzer-Mauduit International, Inc.	100	1,898
United Stationers, Inc. (a)	3,100	144,181
		351,158

Healthcare — 1.2%
Alliance Imaging, Inc. (a)	800	6,248
Apria Healthcare Group, Inc. (a)	4,900	96,726
Cross Country Healthcare, Inc. (a)	6,700	113,900
Medcath Corp. (a)	1,900	57,171
		274,045

Heavy Construction — 0.9%
AMREP Corp.	1,900	92,853
Avatar Holdings, Inc. (a) (b)	1,900	112,214
		205,067

Heavy Machinery — 0.1%
NN, Inc.	200	2,366
T-3 Energy Services, Inc. (a)	1,500	30,105
		32,471

Home Construction, Furnishings & Appliances — 1.0%
Ethan Allen Interiors, Inc.	200	6,932
Fossil, Inc. (a)	500	10,770
Furniture Brands International, Inc. (b)	2,800	53,312
Kimball International, Inc. Cl. B	5,400	104,220
Meritage Homes Corp. (a)	1,300	54,093
		229,327

Household Products — 0.1%
Ferro Corp.	800	14,224

Industrial - Diversified — 0.4%
Blyth, Inc.	200	4,866
Nordson Corp.	1,500	59,790
Yankee Candle Co., Inc.	600	17,562
		82,218

Information Retrieval Services — 0.2%
Avocent Corp. (a)	700	21,084
InfoSpace, Inc. (a)	1,300	23,972
		45,056

Insurance — 5.9%
21st Century Insurance Group	5,000	74,750
Affirmative Insurance Holdings, Inc.	2,900	42,485

8

Alfa Corp.	1,000	$17,270
AMERIGROUP Corp. (a) (b)	1,900	56,145
Clark, Inc.	200	2,254
The Commerce Group, Inc.	1,600	48,080
Delphi Financial Group, Inc. Cl. A	2,800	111,664
Direct General Corp.	1,600	21,536
EMC Insurance Group, Inc.	500	14,420
FBL Financial Group, Inc. Cl. A	2,200	73,634
Great American Financial Resources, Inc.	100	2,093
Harleysville Group, Inc.	800	27,992
Healthspring, Inc. (a)	3,700	71,225
James River Group, Inc. (a)	1,000	29,350
Landamerica Financial Group, Inc.	1,700	111,843
Molina Healthcare, Inc. (a)	700	24,752
National Interstate Corp.	400	9,840
NYMAGIC, Inc.	1,400	44,380
Odyssey Re Holdings Corp. (b)	3,300	111,474
The Phoenix Companies, Inc.	2,500	35,000
PMA Capital Corp. Cl. A (a)	800	7,056
Safety Insurance Group, Inc.	300	14,598
Selective Insurance Group, Inc.	2,800	147,308
Triad Guaranty, Inc. (a)	2,300	117,691
Universal American Financial Corp. (a)	7,200	115,704
		1,332,544

Lodging — 0.4%
Great Wolf Resorts Inc. (a)	1,600	19,136
Lodgian, Inc. (a)	600	7,968
Riviera Holdings Corp. (a)	500	10,215
Vail Resorts, Inc. (a)	1,300	52,026
		89,345

Machinery & Components — 0.9%
Asyst Technologies, Inc. (a)	3,000	20,280
Axcelis Technologies, Inc. (a)	2,600	18,356
Kadant, Inc. (a)	1,300	31,928
Regal-Beloit Corp.	500	21,750
Valmont Industries, Inc.	400	20,900
Woodward Governor Co.	2,400	80,496
		193,710

Manufacturing — 0.6%
Sauer-Danfoss, Inc.	2,100	50,358
Tredegar Corp.	5,100	85,374
		135,732

Medical Supplies — 2.9%
Bio-Rad Laboratories, Inc. Cl. A (a)	2,000	141,460
Coherent, Inc. (a)	700	24,262
Eagle Test Systems, Inc. (a)	5,900	97,468
ICU Medical, Inc. (a)	100	4,548
MTS Systems Corp.	300	9,702
Oakley, Inc.	6,200	105,710
Rofin-Sinar Technologies, Inc. (a)	1,100	66,847
Steris Corp.	3,700	89,022

9

Varian, Inc. (a)	1,900	$87,153
Vital Signs, Inc.	100	5,661
Zoll Medical Corp. (a)	300	10,767
		642,600

Metals & Mining — 0.4%
Circor International, Inc.	200	6,110
General Cable Corp. (a)	100	3,821
Gibraltar Industries, Inc.	2,800	62,104
Quanex Corp.	150	4,552
Worthington Industries, Inc.	700	11,942
		88,529

Oil & Gas — 0.2%
WGL Holdings, Inc.	1,100	34,474

Pharmaceuticals — 1.5%
Albany Molecular Research, Inc. (a)	2,900	27,144
Alpharma, Inc. Cl. A	1,200	28,068
Bradley Pharmaceuticals, Inc. (a)	800	12,736
Martek Biosciences Corp. (a)	200	4,302
Nabi Biopharmaceuticals (a)	1,300	7,514
NBTY, Inc. (a)	3,300	96,591
Perrigo Co.	4,400	74,668
Prestige Brands Holdings, Inc. (a)	3,200	35,648
Rigel Pharmaceuticals, Inc. (a)	200	2,054
Savient Pharmaceuticals, Inc. (a)	580	3,776
ViroPharma, Inc. (a)	3,800	46,246
		338,747

Prepackaged Software — 2.9%
Aspen Technology, Inc. (a) (b)	6,000	65,520
Borland Software Corp. (a)	1,500	8,595
Brocade Communications Systems, Inc. (a)	12,900	91,074
Dendrite International, Inc. (a)	1,500	14,670
Internet Security Systems, Inc. (a)	800	22,208
Interwoven, Inc. (a)	6,500	71,695
Keane, Inc. (a)	700	10,087
Magma Design Automation, Inc. (a)	2,900	26,390
OPNET Technologies, Inc. (a)	4,700	61,617
SonicWALL, Inc. (a)	6,000	65,520
Sybase, Inc. (a)	6,800	164,832
TIBCO Software, Inc. (a)	4,700	42,206
		644,414

Real Estate — 0.1%
California Coastal Communities, Inc. (a)	1,500	30,840

Restaurants — 1.2%
CEC Entertainment, Inc. (a)	500	15,755
Domino’s Pizza, Inc. (b)	700	17,955
Jack in the Box, Inc. (a)	3,000	156,540
Papa John’s International, Inc. (a)	1,900	68,609
		258,859

10

Retail — 1.6%
99 Cents Only Stores (a)	5,300	$62,699
Big Lots, Inc. (a) (b)	7,800	154,518
Books-A-Million, Inc.	600	10,710
Casey’s General Stores, Inc.	400	8,908
CSK Auto Corp. (a)	700	9,870
Insight Enterprises, Inc. (a)	3,900	80,379
Stride Rite Corp.	300	4,188
Systemax, Inc. (a)	1,000	16,020
		347,292

Telephone Utilities — 1.7%
Cincinnati Bell, Inc. (a)	27,800	133,996
Commonwealth Telephone Enterprises, Inc.	2,700	111,321
Fairpoint Communications, Inc.	200	3,480
General Communication, Inc. Cl. A (a)	3,800	47,082
USA Mobility, Inc.	3,300	75,372
		371,251

Tobacco — 0.2%
Alliance One International, Inc. (a)	12,100	49,610

Transportation — 1.7%
Dynamex, Inc. (a)	4,400	91,300
Gulfmark Offshore, Inc. (a)	3,600	114,624
Heartland Express, Inc.	3,100	48,608
Horizon Lines, Inc. Cl. A	4,200	70,140
Sirva, Inc. (a)	1,400	3,724
Trico Marine Services, Inc. (a)	1,300	43,875
		372,271

TOTAL EQUITIES (Cost $21,411,050)		21,584,623

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 14.9%
Cash Equivalents — 6.1% (d)
Abbey National PLC Eurodollar Time Deposit 5.270%	10/03/2006	$18,207	$18,207
Abbey National PLC Eurodollar Time Deposit 5.270%	10/04/2006	46,817	46,817
ABN Amro Bank NV Certificate of Deposit 5.305%	11/21/2006	13,005	13,005
American Beacon Money Market Fund (c)
		20,454	20,454
Bank of America 5.270%	11/10/2006	26,009	26,009
Bank of America 5.300%	11/20/2006	7,803	7,803
Bank of America 5.310%	03/08/2007	26,009	26,009
Bank of Montreal Eurodollar Time Deposit 5.280%	10/16/2006	52,019	52,019

11

Bank of Nova Scotia Eurodollar Time Deposit 5.280%	10/11/2006	$10,404	$10,404
Bank of Nova Scotia Eurodollar Time Deposit 5.290%	10/18/2006	78,028	78,028
Barclays Eurodollar Time Deposit 5.300%	11/03/2006	10,404	10,404
Barclays Eurodollar Time Deposit 5.305%	11/21/2006	39,014	39,014
Barclays Eurodollar Time Deposit 5.310%	10/20/2006	39,014	39,014
BGI Institutional Money Market Fund (c)
		52,019	52,019
BNP Paribas Eurodollar Time Deposit 5.260%	10/05/2006	26,009	26,009
Branch Banker & Trust Eurodollar Time Deposit 5.270%	10/10/2006	39,014	39,014
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	10/30/2006	37,453	37,453
Commonwealth Bank of Australia Commercial Paper 5.275%	10/23/2006	41,615	41,615
Dreyfus Cash Management Plus Money Market Fund (c)
		8,018	8,018
Federal Home Loan Bank Discount Note 5.177%	10/06/2006	10,352	10,352
First Tennessee National Corporation Eurodollar Time Deposit 5.300%	10/20/2006	26,009	26,009
Fortis Bank Eurodollar Time Deposit 5.280%	10/19/2006	39,014	39,014
Fortis Bank Eurodollar Time Deposit 5.300%	11/20/2006	31,211	31,211
Freddie Mac Discount Note 5.171%	10/17/2006	10,279	10,279
General Electric Capital Corp. Commercial Paper 5.285%	11/03/2006	38,673	38,673
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		11,216	11,216
Harris NA Eurodollar Time Deposit 5.280%	11/22/2006	39,014	39,014
HBOS Halifax Bank of Scotland Certificate of Deposit 5.280%	10/31/2006	39,014	39,014
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	10/02/2006	39,014	39,014
National Australia Bank Eurodollar Time Deposit 5.360%	10/02/2006	26,009	26,009
Royal Bank of Canada Eurodollar Time Deposit 5.300%	10/27/2006	39,014	39,014
Royal Bank of Canada Eurodollar Time Deposit 5.300%	11/17/2006	52,019	52,019
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	10/27/2006	26,009	26,009

12

Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 5.300%	11/20/2006	$23,408	$23,408
Societe Generale Eurodollar Time Deposit 5.280%	11/01/2006	10,404	10,404
Societe Generale Eurodollar Time Deposit 5.290%	10/04/2006	52,019	52,019
Societe Generale Eurodollar Time Deposit 5.300%	10/23/2006	39,014	39,014
Standard Chartered Bank Eurodollar Time Deposit 5.280%	10/30/2006	26,009	26,009
Svenska Handlesbanken Eurodollar Time Deposit 5.350%	10/02/2006	33,343	33,343
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/05/2006	36,413	36,413
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/12/2006	20,807	20,807
UBS AG Eurodollar Time Deposit 5.300%	10/27/2006	33,812	33,812
UBS AG Eurodollar Time Deposit 5.305%	10/02/2006	39,014	39,014
Wells Fargo Eurodollar Time Deposit 5.270%	10/17/2006	39,014	39,014
			1,371,419

Repurchase Agreement — 8.8%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		1,972,919	1,972,919

TOTAL SHORT-TERM INVESTMENTS (Cost $3,344,338)			3,344,338

TOTAL INVESTMENTS — 111.2% (Cost $24,755,388) (f)			$24,928,961

Other Assets/(Liabilities) — (11.2%)			(2,510,038)

NET ASSETS — 100.0%			$22,418,923

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)             Non-income producing security.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value of $1,973,498. Collateralized by a U.S. Government Agency obligation with a rate of 6.40%, maturity date of 09/20/2031, and an aggregate market value, including accrued interest, of $2,071,565.

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MassMutual Select Small Company
Value Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 94.9%
COMMON STOCK
Aerospace & Defense — 0.4%
Armor Holdings, Inc. (a) (b)	28,125	$1,612,406
Orbital Sciences Corp. (a)	73,750	1,384,287
		2,996,693

Air Transportation — 0.5%
Air Methods Corp. (a)	91,500	2,159,400
Continental Airlines, Inc. Cl. B (a) (b)	54,300	1,537,233
		3,696,633

Apparel, Textiles & Shoes — 3.0%
AnnTaylor Stores Corp. (a) (b)	22,925	959,640
Brown Shoe Co., Inc.	58,500	2,096,640
Childrens Place (a) (b)	15,750	1,008,472
Culp, Inc. (a)	52,000	288,600
Guess ?, Inc. (a) (b)	26,175	1,270,273
Hot Topic, Inc. (a) (b)	219,925	2,449,964
Kellwood Co. (b)	48,400	1,395,372
Maidenform Brands Inc. (a)	89,500	1,727,350
Phillips-Van Heusen Corp. (b)	181,975	7,601,096
Tween Brands, Inc. (a)	49,575	1,864,020
Wolverine World Wide, Inc.	95,775	2,711,390
		23,372,817

Automotive & Parts — 1.5%
Accuride Corp. (a)	66,500	732,165
Aftermarket Technology Corp. (a)	57,300	1,017,648
Group 1 Automotive, Inc.	28,300	1,412,170
Myers Industries, Inc.	203,000	3,451,000
Tenneco, Inc. (a)	63,500	1,485,265
Winnebago Industries, Inc. (b)	106,200	3,332,556
		11,430,804

Banking, Savings & Loans — 9.5%
Advanta Corp. Cl. B	76,675	2,829,307
Astoria Financial Corp.	121,250	3,736,925
Bankunited Financial Corp. Cl. A (b)	48,200	1,256,574
Central Pacific Financial Corp.	62,650	2,291,737
City Holding Co.	23,575	939,935
First Charter Corp. (b)	52,325	1,258,939
First Midwest Bancorp, Inc.	64,750	2,453,377
First Republic Bank	134,700	5,732,832
Flushing Financial Corp.	109,500	1,916,250
Fulton Financial Corp.	127,600	2,065,844
Greater Bay Bancorp	73,975	2,086,835
Home Bancshares, Inc. (b)	12,200	269,376
Independent Bank Corp./Rockland, MA	59,000	1,918,680
MB Financial, Inc.	25,700	947,559
NetBank, Inc.	116,900	707,245
Northwest Bancorp, Inc.	61,600	1,570,800
Oriental Financial Group, Inc. (b)	37,948	452,340

1

Pacific Capital Bancorp	65,300	$1,761,141
PFF Bancorp, Inc.	79,975	2,962,274
Prosperity Bancshares, Inc.	67,475	2,296,849
Provident Bankshares Corp.	47,250	1,750,612
Provident Financial Services, Inc.	119,350	2,209,168
Sterling Bancshares, Inc.	115,350	2,335,837
Sterling Financial Corp./PA	74,550	1,639,354
Sterling Financial Corp./Spokane	114,335	3,707,884
Student Loan Corp.	12,600	2,421,468
SVB Financial Group (a) (b)	103,400	4,615,776
Texas Regional Bancshares, Inc.	156,100	6,002,045
TierOne Corp.	64,300	2,181,699
United Bankshares, Inc.	43,925	1,634,888
United Community Banks, Inc.	50,150	1,507,007
West Coast Bancorp	78,325	2,392,045
Wintrust Financial Corp.	16,600	832,490
		72,685,092

Broadcasting, Publishing & Printing — 0.4%
CSS Industries, Inc.	64,000	1,902,080
Journal Register Co.	102,000	578,340
Saga Communications, Inc. Cl. A (a)	113,200	876,168
		3,356,588

Building Materials & Construction — 1.1%
Andersons, Inc. (The) (b)	18,975	647,996
ElkCorp	48,300	1,311,345
EMCOR Group, Inc. (a)	34,650	1,900,206
Florida Rock Industries, Inc.	79,900	3,092,929
Granite Construction, Inc.	25,800	1,376,430
		8,328,906

Chemicals — 3.5%
Airgas, Inc.	100,800	3,645,936
Arch Chemicals, Inc.	83,900	2,386,955
Church & Dwight, Inc.	44,425	1,737,462
H.B. Fuller Co.	92,850	2,176,404
Innospec, Inc.	134,800	4,003,560
MacDermid, Inc.	37,100	1,210,202
OM Group, Inc. (a)	63,675	2,797,879
Pioneer Cos., Inc. (a)	41,175	1,009,199
The Scotts Miracle-Gro Co.	47,500	2,113,275
Symyx Technologies, Inc. (a)	68,000	1,440,920
The Valspar Corp.	44,300	1,178,380
West Pharmaceutical Services, Inc.	76,700	3,012,009
		26,712,181

Commercial Services — 9.5%
Aaron Rents, Inc. (b)	286,800	6,590,664
Aaron Rents, Inc. Cl. A	4,825	101,325
Administaff, Inc.	31,798	1,071,593
Allied Waste Industries, Inc. (a) (b)	224,900	2,534,623
Asset Acceptance Capital Corp. (a)	88,500	1,438,125
Casella Waste Systems, Inc. Cl. A (a)	145,900	1,508,606
Diversa Corp. (a)	162,100	1,300,042

2

Dollar Thrifty Automotive Group, Inc. (a)	142,775	$6,363,482
Exelixis, Inc. (a)	128,900	1,122,719
FTI Consulting, Inc. (a)	112,600	2,821,756
G&K Services, Inc. Cl. A	74,800	2,724,964
Global Payments, Inc.	81,300	3,578,013
Harris Interactive, Inc. (a)	284,250	1,733,925
Ipass, Inc. (a) (b)	28,600	133,848
Jackson Hewitt Tax Service, Inc.	69,825	2,095,448
Landauer, Inc.	32,900	1,669,675
Macquarie Infrastructure Co. Trust	80,500	2,509,990
McGrath Rentcorp (b)	135,700	3,473,920
Metal Management Inc.	94,700	2,636,448
MoneyGram International, Inc.	84,500	2,455,570
MPS Group, Inc. (a)	258,800	3,910,468
Pharmaceutical Product Development, Inc.	161,200	5,753,228
Quanta Services, Inc. (a) (b)	118,450	1,997,067
Rent-A-Center, Inc. (a) (b)	77,600	2,272,904
Startek, Inc.	91,800	1,144,746
Steiner Leisure Ltd. (a)	22,350	939,817
Synagro Technologies, Inc.	92,000	388,240
URS Corp. (a)	92,975	3,615,798
Volt Information Sciences, Inc. (a) (b)	25,300	899,415
Washington Group International, Inc.	20,050	1,180,143
Waste Connections, Inc. (a)	63,100	2,392,121
Wireless Facilities, Inc. (a)	230,300	492,842
		72,851,525

Communications — 1.1%
Nice Systems Ltd. ADR (Israel) (a)	77,850	2,154,109
Polycom, Inc. (a)	80,000	1,962,400
Premiere Global Services, Inc. (a)	215,200	1,867,936
SeaChange International, Inc. (a)	147,375	1,310,164
UTStarcom, Inc. (a) (b)	171,000	1,516,770
		8,811,379

Computer Integrated Systems Design — 0.3%
Websense, Inc. (a)	120,900	2,612,649

Computer Related Services — 0.8%
Carreker Corp. (a)	127,725	784,231
Checkpoint Systems, Inc. (a)	114,098	1,883,758
Digitas, Inc. (a)	94,700	911,014
Electro Rent Corp. (a)	142,100	2,417,121
		5,996,124

Consumer Products — 0.5%
Pool Corp. (b)	102,000	3,927,000

Containers — 0.1%
Chesapeake Corp.	32,500	465,075

Cosmetics & Personal Care — 0.1%
Elizabeth Arden, Inc. (a)	74,490	1,203,758

3

Data Processing & Preparation — 0.2%
CSG Systems International, Inc. (a)	61,775	$1,632,713

Electric Utilities — 2.6%
Avista Corp.	134,575	3,186,736
Black Hills Corp.	79,900	2,685,439
Cleco Corp.	176,650	4,458,646
El Paso Electric Co. (a)	106,600	2,381,444
Otter Tail Corp.	62,200	1,818,728
PNM Resources, Inc.	72,100	1,987,797
Reliant Energy, Inc. (a)	147,925	1,820,957
Sierra Pacific Resources (a)	110,350	1,582,419
		19,922,166

Electrical Equipment & Electronics — 7.3%
Acuity Brands, Inc.	38,125	1,730,875
Advanced Energy Industries, Inc. (a)	48,500	826,440
Aeroflex, Inc. (a)	191,800	1,971,704
Analogic Corp.	21,800	1,118,776
Atmel Corp. (a)	359,250	2,169,870
ATMI, Inc. (a) (b)	60,800	1,767,456
Avnet, Inc. (a)	111,200	2,181,744
Belden CDT, Inc.	104,650	4,000,770
Benchmark Electronics, Inc. (a)	13,100	352,128
C&D Technologies, Inc. (b)	97,000	688,700
CTS Corp.	93,600	1,289,808
Cymer, Inc. (a) (b)	28,150	1,236,067
EDO Corp. (b)	51,000	1,166,880
Entegris, Inc. (a)	206,032	2,247,809
Fairchild Semiconductor International, Inc. (a)	157,700	2,948,990
FLIR Systems, Inc. (a) (b)	126,600	3,438,456
Franklin Electric Co., Inc.	98,500	5,234,290
Genlyte Group, Inc. (a)	66,000	4,699,200
Hexcel Corp. (a) (b)	165,800	2,346,070
Itron, Inc. (a) (b)	27,000	1,506,600
Littelfuse, Inc. (a)	70,500	2,446,350
Methode Electronics, Inc.	56,600	538,266
Moog, Inc. Cl. A (a)	97,823	3,390,545
OmniVision Technologies, Inc. (a) (b)	38,950	555,817
Sanmina-SCI Corp. (a)	522,100	1,952,654
TTM Technologies, Inc. (a)	105,900	1,239,030
Wesco International, Inc. (a) (b)	24,100	1,398,523
Zoran Corp. (a)	109,575	1,761,966
		56,205,784

Energy — 8.1%
Atwood Oceanics, Inc. (a) (b)	49,300	2,217,021
Cabot Oil & Gas Corp. Cl. A	160,175	7,677,188
CARBO Ceramics, Inc. (b)	39,500	1,423,185
Forest Oil Corp. (a) (b)	145,600	4,599,504
GeoMet, Inc. (a) (b)	15,500	145,700
Headwaters, Inc. (a) (b)	94,135	2,198,052
Houston Exploration Co. (a)	50,100	2,763,015
Mariner Energy, Inc. (a) (b)	73,584	1,351,738
Nicor, Inc. (b)	39,275	1,679,399
Oceaneering International, Inc. (a)	101,559	3,128,017

4

Oneok, Inc.	115,875	$4,378,916
Penn Virginia Corp.	81,400	5,161,574
SEACOR Holdings, Inc. (a)	24,075	1,986,188
Southwest Gas Corp.	74,300	2,475,676
Swift Energy Co. (a) (b)	61,700	2,580,294
TETRA Technologies, Inc. (a)	209,800	5,068,768
Todco Cl. A (a)	91,200	3,155,520
UGI Corp.	75,300	1,841,085
Union Drilling, Inc. (a)	31,600	347,600
Vectren Corp.	53,800	1,444,530
W-H Energy Services, Inc. (a)	53,600	2,222,792
Whiting Petroleum Corp. (a) (b)	108,800	4,362,880
		62,208,642

Entertainment & Leisure — 0.6%
Callaway Golf Co. (b)	125,300	1,642,683
Live Nation, Inc. (a)	42,200	861,724
Macrovision Corp. (a)	51,075	1,209,967
Multimedia Games, Inc. (a) (b)	74,800	679,184
		4,393,558

Financial Services — 9.5%
Accredited Home Lenders Holding Co. (a) (b)	40,900	1,469,946
Affiliated Managers Group, Inc. (a) (b)	19,300	1,932,123
AG Edwards, Inc.	24,300	1,294,704
Allied Capital Corp. (b)	80,900	2,443,989
American Capital Strategies Ltd. (b)	19,200	757,824
Annaly Capital Management, Inc. REIT (b)	144,875	1,903,658
Boston Private Financial Holdings, Inc.	62,800	1,750,864
Calamos Asset Management, Inc. Cl. A	2,300	67,436
Capital Trust Cl. A REIT	39,550	1,610,872
CBL & Associates Properties, Inc. REIT (b)	34,075	1,428,083
Columbia Equity Trust, Inc. REIT	53,500	890,775
East West Bancorp, Inc.	167,925	6,651,509
Eaton Vance Corp.	111,527	3,218,669
FelCor Lodging Trust, Inc. (b)	288,150	5,777,408
First Potomac Realty Trust REIT	86,200	2,604,964
Glenborough Realty Trust, Inc.	52,900	1,361,117
Home Properties, Inc. (b)	34,975	1,999,171
Innkeepers USA Trust	77,000	1,254,330
Jefferies Group, Inc.	152,500	4,346,250
Kilroy Realty Corp.	84,900	6,396,366
LTC Properties, Inc.	59,475	1,442,269
MFA Mortgage Investments, Inc.	227,500	1,694,875
Mid-America Apartment Communities, Inc. REIT	51,650	3,162,013
NorthStar Realty Finance Corp. REIT	136,600	1,734,820
Raymond James Financial, Inc.	127,103	3,716,492
Redwood Trust, Inc. (b)	27,400	1,380,138
SL Green Realty Corp. (b)	31,500	3,518,550
Strategic Hotels & Resorts, Inc.	134,200	2,667,896
Tanger Factory Outlet Centers, Inc. REIT	54,300	1,934,166
Washington REIT (b)	75,500	3,004,900
		73,416,177

5

Food Retailers — 0.2%
The Pantry, Inc. (a) (b)	22,325	$1,258,460

Foods — 0.9%
Nash Finch Co. (b)	37,800	889,434
Performance Food Group Co. (a) (b)	73,300	2,058,997
Spartan Stores, Inc.	70,075	1,184,268
TreeHouse Foods, Inc. (a)	68,300	1,615,295
Wild Oats Markets, Inc. (a) (b)	65,900	1,065,603
		6,813,597

Forest Products & Paper — 1.7%
Building Materials Holding Corp. (b)	67,100	1,745,942
Deltic Timber Corp.	56,000	2,668,960
Graphic Packaging Corp. (a)	342,700	1,254,282
Potlatch Corp.	64,968	2,410,313
School Specialty, Inc. (a) (b)	51,300	1,810,377
Universal Forest Products, Inc.	33,300	1,633,365
Wausau Paper Corp.	137,000	1,849,500
		13,372,739

Healthcare — 1.7%
Covance Inc. (a)	75,200	4,991,776
Healthways, Inc. (a)	62,530	2,788,838
LCA-Vision, Inc. (b)	38,175	1,577,009
Odyssey Healthcare, Inc. (a) (b)	82,650	1,171,977
Sunrise Senior Living, Inc. (a)	82,300	2,458,301
		12,987,901

Heavy Construction — 0.4%
Hovnanian K. Enterprises, Inc. (a) (b)	73,004	2,141,937
M/I Homes, Inc. (b)	29,500	1,042,825
		3,184,762

Heavy Machinery — 1.1%
Bucyrus International, Inc. Cl. A	71,150	3,018,183
JLG Industries, Inc.	271,700	5,382,377
		8,400,560

Home Construction, Furnishings & Appliances — 1.3%
Harman International Industries	41,600	3,471,104
Meritage Homes Corp. (a) (b)	56,100	2,334,321
Standard-Pacific Corp. (b)	108,000	2,538,000
Stanley Furniture Co., Inc.	88,700	1,890,197
		10,233,622

Household Products — 0.5%
Lifetime Brands, Inc. (b)	58,125	1,076,475
Snap-on, Inc. (b)	59,600	2,655,180
		3,731,655

Industrial - Diversified — 1.2%
Ameron International Corp. (b)	37,500	2,491,500
Harsco Corp.	40,800	3,168,120
Nordson Corp.	81,200	3,236,632
		8,896,252

6

Information Retrieval Services — 0.2%
Digital River, Inc. (a) (b)	29,100	$1,487,592

Insurance — 5.7%
AMERIGROUP Corp. (a) (b)	95,700	2,827,935
Centene Corp. (a)	81,500	1,339,860
CNA Surety Corp. (a)	69,400	1,401,880
The Commerce Group, Inc.	18,132	544,867
Delphi Financial Group, Inc. Cl. A	113,127	4,511,505
FPIC Insurance Group, Inc. (a)	40,875	1,619,059
HCC Insurance Holdings, Inc.	27,050	889,404
Markel Corp. (a) (b)	7,700	3,162,082
Max Re Capital Ltd.	99,000	2,273,040
The Midland Co.	67,600	2,928,432
Molina Healthcare, Inc. (a)	48,000	1,697,280
Navigators Group, Inc. (a)	44,400	2,131,644
Philadelphia Consolidated Holding Corp. (a)	66,010	2,625,878
ProAssurance Corp. (a)	113,700	5,603,136
Protective Life Corp.	27,600	1,262,700
Safety Insurance Group, Inc.	27,600	1,343,016
Selective Insurance Group	15,275	803,618
State Auto Financial Corp.	78,500	2,398,175
United America Indemnity Ltd. Cl. A (a)	76,043	1,708,686
United Fire & Casualty Co.	44,300	1,386,590
WellCare Health Plans, Inc. (a)	24,500	1,387,435
		43,846,222

Lodging — 0.5%
LaSalle Hotel Properties	85,500	3,705,570

Machinery & Components — 3.3%
AGCO Corp. (a)	53,650	1,360,028
Brooks Automation, Inc. (a) (b)	262,002	3,419,126
Flowserve Corp. (a)	44,850	2,268,962
Gardner Denver, Inc. (a)	38,825	1,284,331
IDEX Corp.	81,050	3,489,203
Insituform Technologies, Inc. Cl. A (a) (b)	148,200	3,598,296
Joy Global, Inc.	23,250	874,433
Lone Star Technologies, Inc. (a)	34,500	1,669,110
Timken Co.	93,400	2,781,452
Watsco, Inc.	40,903	1,881,947
Woodward Governor Co.	74,900	2,512,146
		25,139,034

Manufacturing — 0.6%
AptarGroup, Inc.	65,800	3,347,904
Terex Corp. (a)	24,200	1,094,324
		4,442,228

Medical Supplies — 1.5%
Arrow International, Inc.	55,900	1,778,179
Cooper Cos., Inc.	62,500	3,343,750
Owens & Minor, Inc.	133,100	4,377,659

7

PSS World Medical, Inc. (a) (b)	86,325	$1,725,637
		11,225,225

Metals & Mining — 2.1%
Carpenter Technology	40,000	4,300,400
Commercial Metals Co.	72,350	1,470,876
CommScope, Inc. (a) (b)	55,800	1,833,588
Gibraltar Industries, Inc.	118,200	2,621,676
Matthews International Corp. Cl. A	117,600	4,328,856
Meridian Gold, Inc. (a)	74,400	1,849,584
		16,404,980

Pharmaceuticals — 1.0%
Barr Pharmaceuticals, Inc. (a)	37,100	1,926,974
Myriad Genetics, Inc. (a) (b)	125,000	3,081,250
NBTY, Inc. (a)	51,950	1,520,577
Pharmion Corp. (a) (b)	69,600	1,499,880
		8,028,681

Prepackaged Software — 1.7%
Aspen Technology, Inc. (a) (b)	123,275	1,346,163
Brocade Communications Systems, Inc. (a)	212,850	1,502,721
MicroStrategy, Inc. Cl. A (a) (b)	13,575	1,382,342
Packeteer, Inc. (a)	126,200	1,086,582
Progress Software Corp. (a)	112,700	2,930,200
SonicWALL, Inc. (a)	145,300	1,586,676
SPSS, Inc. (a) (b)	133,875	3,337,504
		13,172,188

Restaurants — 1.6%
Brinker International, Inc. (b)	57,801	2,317,242
Domino’s Pizza, Inc. (b)	91,450	2,345,693
RARE Hospitality International, Inc. (a)	125,400	3,832,224
Ruby Tuesday, Inc. (b)	59,200	1,668,848
Sonic Corp. (a)	105,650	2,388,747
		12,552,754

Retail — 2.6%
Casey’s General Stores, Inc.	114,100	2,541,007
Cash America International, Inc.	22,275	870,507
Dollar Tree Stores, Inc. (a)	50,500	1,563,480
Fred’s, Inc. (b)	97,500	1,230,450
Gamestop Corp., Cl. A (a) (b)	22,450	1,038,986
Genesco, Inc. (a)	59,400	2,047,518
Hancock Fabrics, Inc. (a)	82,000	235,340
Haverty Furniture Companies, Inc.	150,000	2,392,500
OfficeMax, Inc.	33,000	1,344,420
Stein Mart, Inc.	329,981	5,019,011
ValueVision Media, Inc. Cl. A (a)	131,775	1,527,272
		19,810,491

Telephone Utilities — 0.2%
Savvis, Inc. (a) (b)	48,175	1,372,988

8

Tobacco — 0.4%
Alliance One International, Inc. (a)	147,100	$603,110
Loews Corp. - Carolina Group	49,650	2,750,114
		3,353,224

Transportation — 3.9%
EGL, Inc. (a) (b)	27,250	992,990
Freightcar America, Inc. (b)	20,900	1,107,700
Genesee & Wyoming, Inc. Cl. A (a)	121,200	2,814,264
Greenbrier Cos., Inc. (The) (b)	31,175	904,387
Hub Group, Inc. Cl. A (a)	56,275	1,281,945
Kirby Corp. (a)	137,300	4,301,609
Laidlaw International, Inc.	59,575	1,628,185
Landstar System, Inc. (b)	173,200	7,395,640
Pacer International, Inc.	44,950	1,247,812
Saia, Inc. (a)	65,600	2,138,560
Skyline Corp.	44,500	1,700,345
UTI Worldwide, Inc.	150,500	4,209,485
		29,722,922

TOTAL EQUITIES (Cost $641,545,713)		729,369,911

	Number of
	Shares	Market Value
MUTUAL FUNDS - 1.3%
Financial Services
First Financial Fund (b)	155,031	$2,677,385
Government Reserve Investment Fund	6,054	6,054
iShares Russell 2000 Value Index Fund (b)	98,400	7,252,080
		9,935,519

TOTAL MUTUAL FUNDS (Cost $9,566,465)		9,935,519

TOTAL LONG TERM INVESTMENTS (Cost $651,112,178)		739,305,430

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 22.4%
Cash Equivalents — 18.5% (d)
Abbey National PLC Eurodollar Time Deposit 5.270%	10/03/2006	$1,889,773	$1,889,773
Abbey National PLC Eurodollar Time Deposit 5.270%	10/04/2006	4,859,406	4,859,406
ABN Amro Bank NV Certificate of Deposit 5.305%	11/21/2006	1,349,835	1,349,835
American Beacon Money Market Fund (c)
		2,123,018	2,123,018
Bank of America 5.270%	11/10/2006	2,699,670	2,699,670
Bank of America 5.300%	11/20/2006	809,901	809,901

9

Bank of America 5.310%	03/08/2007	$2,699,670	$2,699,670
Bank of Montreal Eurodollar Time Deposit 5.280%	10/16/2006	5,399,340	5,399,340
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	10/11/2006	1,079,868	1,079,868
Bank of Nova Scotia Eurodollar Time Deposit 5.290%	10/18/2006	8,099,010	8,099,010
Barclays Eurodollar Time Deposit 5.300%	11/03/2006	1,079,868	1,079,868
Barclays Eurodollar Time Deposit 5.305%	11/21/2006	4,049,505	4,049,505
Barclays Eurodollar Time Deposit 5.310%	10/20/2006	4,049,505	4,049,505
BGI Institutional Money Market Fund (c)
		5,399,340	5,399,340
BNP Paribas Eurodollar Time Deposit 5.260%	10/05/2006	2,699,670	2,699,670
Branch Banker & Trust Eurodollar Time Deposit 5.270%	10/10/2006	4,049,505	4,049,505
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	10/30/2006	3,887,525	3,887,525
Commonwealth Bank of Australia Commercial Paper 5.275%	10/23/2006	4,319,472	4,319,472
Dreyfus Cash Management Plus Money Market Fund (c)
		832,250	832,250
Federal Home Loan Bank Discount Note 5.177%	10/06/2006	1,074,528	1,074,528
First Tennessee National Corporation Eurodollar Time Deposit 5.300%	10/20/2006	2,699,670	2,699,670
Fortis Bank Eurodollar Time Deposit 5.280%	10/19/2006	4,049,505	4,049,505
Fortis Bank Eurodollar Time Deposit 5.300%	11/20/2006	3,239,604	3,239,604
Freddie Mac Discount Note 5.171%	10/17/2006	1,066,942	1,066,942
General Electric Capital Corp. Commercial Paper 5.285%	11/03/2006	4,014,072	4,014,072
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		1,164,196	1,164,196
Harris NA Eurodollar Time Deposit 5.280%	11/22/2006	4,049,505	4,049,505
HBOS Halifax Bank of Scotland Certificate of Deposit 5.280%	10/31/2006	4,049,505	4,049,505
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	10/02/2006	4,049,505	4,049,505
National Australia Bank Eurodollar Time Deposit 5.360%	10/02/2006	2,699,670	2,699,670
Royal Bank of Canada Eurodollar Time Deposit 5.300%	10/27/2006	4,049,505	4,049,505
Royal Bank of Canada Eurodollar Time Deposit 5.300%	11/17/2006	5,399,340	5,399,340

10

Royal Bank of Scotland Eurodollar Time Deposit 5.300%	10/27/2006	$2,699,670	$2,699,670
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 5.300%	11/20/2006	2,429,703	2,429,703
Societe Generale Eurodollar Time Deposit 5.280%	11/01/2006	1,079,868	1,079,868
Societe Generale Eurodollar Time Deposit 5.290%	10/04/2006	5,399,340	5,399,340
Societe Generale Eurodollar Time Deposit 5.300%	10/23/2006	4,049,505	4,049,505
Standard Chartered Bank Eurodollar Time Deposit 5.280%	10/30/2006	2,699,670	2,699,670
Svenska Handlesbanken Eurodollar Time Deposit 5.350%	10/02/2006	3,460,897	3,460,897
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/05/2006	3,779,538	3,779,538
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/12/2006	2,159,736	2,159,736
UBS AG Eurodollar Time Deposit 5.300%	10/27/2006	3,509,572	3,509,572
UBS AG Eurodollar Time Deposit 5.305%	10/02/2006	4,049,505	4,049,505
Wells Fargo Eurodollar Time Deposit 5.270%	10/17/2006	4,049,505	4,049,505
			142,348,187

Repurchase Agreement — 3.9%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		29,873,082	29,873,082

TOTAL SHORT-TERM INVESTMENTS (Cost $172,221,269)			172,221,269

TOTAL INVESTMENTS — 118.6% (Cost $823,333,447) (f)			$911,526,699

Other Assets/(Liabilities) — (18.6%)			(143,169,980)

NET ASSETS — 100.0%			$768,356,719

Notes to Portfolio of Investments

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

(a)             Non-income producing security.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value of $29,881,845. Collateralized by a U.S. Government Agency obligation with a rate of 5.93%, maturity date of 08/25/2032, and an aggregate market value, including accrued interest, of $31,366,737.

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MassMutual Select Small Cap Core
Equity Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 98.3%
COMMON STOCK
Advertising — 0.2%
Catalina Marketing Corp.	800	$22,000

Aerospace & Defense — 1.2%
HEICO Corp.	1,200	41,160
Sequa Corp. Cl. A (a)	400	37,544
Triumph Group, Inc.	1,444	61,153
		139,857

Apparel, Textiles & Shoes — 3.0%
Brown Shoe Co., Inc.	2,100	75,264
Christopher & Banks Corp.	580	17,098
Deckers Outdoor Corp. (a)	271	12,824
Dress Barn, Inc. (a)	1,986	43,334
Guess ?, Inc. (a) (b)	605	29,361
Kellwood Co.	3,520	101,482
Perry Ellis International, Inc. (a)	900	27,792
Shoe Carnival, Inc. (a)	477	12,030
Skechers U.S.A., Inc. Cl. A (a)	800	18,808
Syms Corp. (a)	355	7,228
		345,221

Automotive & Parts — 2.7%
A.O. Smith Corp.	300	11,829
ArvinMeritor, Inc.	2,400	34,176
Asbury Automotive Group, Inc.	3,997	82,338
Group 1 Automotive, Inc.	1,500	74,850
Lithia Motors, Inc. Cl. A	400	9,888
Myers Industries, Inc.	600	10,200
Rush Enterprises, Inc. Cl. A (a)	600	10,008
Sonic Automotive, Inc.	1,600	36,944
United Auto Group, Inc.	1,984	46,426
		316,659

Banking, Savings & Loans — 9.3%
Bankunited Financial Corp. Cl. A	1,231	32,092
Cascade Bancorp	2,800	105,140
Cathay General Bancorp	2,500	90,250
Central Pacific Financial Corp.	300	10,974
City National Corp.	1,300	87,178
Corus Bankshares, Inc. (b)	1,400	31,304
Downey Financial Corp.	1,000	66,540
First Indiana Corp.	400	10,404
First Regional Bancorp/Los Angeles, CA (a)	446	15,195
First South Bancorp, Inc.	3	92
Flushing Financial Corp.	3,262	57,085
Greater Bay Bancorp	2,509	70,779
Hanmi Financial Corp.	5,100	99,960
Horizon Financial Corp.	17	508
Intervest Bancshares Corp. (a)	148	6,447
Lakeland Financial Corp.	100	2,351

1

Nara Bancorp, Inc.	176	$3,219
Partners Trust Financial Group, Inc.	7,300	78,183
Preferred Bank/Los Angeles, CA	1,225	73,463
Signature Bank (a)	700	21,651
Southwest Bancorp, Inc.	400	10,328
TierOne Corp.	1,500	50,895
TriCo Bancshares	600	14,850
Virginia Commerce Bancorp (a) (b)	900	19,980
Wilshire Bancorp, Inc.	2,436	46,381
World Acceptance Corp. (a)	1,620	71,248
		1,076,497

Beverages — 0.7%
M&F Worldwide Corp. (a)	1,100	16,170
National Beverage Corp. (b)	5,402	64,338
		80,508

Broadcasting, Publishing & Printing — 1.9%
American Greetings Corp. Cl. A	400	9,248
Belo Corp. Cl. A	1,200	18,972
Cox Radio, Inc. Cl. A (a)	5,100	78,285
Scholastic Corp. (a)	3,700	115,255
		221,760

Building Materials & Construction — 0.9%
Andersons, Inc. (The)	100	3,415
Comfort Systems USA, Inc.	3,500	40,110
EMCOR Group, Inc. (a)	1,207	66,192
		109,717

Chemicals — 3.1%
AEP Industries, Inc. (a)	100	4,195
CF Industries Holdings, Inc.	2,240	38,237
Innospec, Inc.	1,210	35,937
NewMarket Corp.	2,037	118,472
OM Group, Inc. (a)	1,800	79,092
Schulman (A.), Inc.	1,200	28,212
Usec, Inc.	5,755	55,478
		359,623

Commercial Services — 8.3%
Ambassadors Group, Inc.	1,200	33,936
Arbitron, Inc.	1,000	37,010
BearingPoint, Inc. (a)	1,300	10,218
CBIZ, Inc. (a)	5,000	36,500
Celera Genomics Group - Applera Corp. (a)	2,100	29,232
CPI Corp.	961	46,647
Dollar Thrifty Automotive Group, Inc. (a)	800	35,656
Exelixis, Inc. (a)	3,502	30,502
ICT Group, Inc. (a)	800	25,176
Ikon Office Solutions, Inc.	11,199	150,515
Jackson Hewitt Tax Service, Inc.	500	15,005
Luminex Corp. (a)	2,250	41,017
MPS Group, Inc. (a)	4,851	73,299
PHH Corp. (a)	2,096	57,430

2

Service Corp. International	4,634	$43,282
Sitel Corp. (a)	5,166	15,550
Spherion Corp. (a)	9,383	67,088
Standard Parking Corp. (a)	21	659
TeleTech Holdings, Inc. (a) (b)	2,300	35,949
United Rentals, Inc. (a) (b)	1,200	27,900
Universal Compression Holdings, Inc. (a)	500	26,725
Volt Information Sciences, Inc. (a) (b)	3,390	120,514
		959,810

Communications — 3.3%
Carrier Access Corp. (a)	8,322	59,086
CT Communications, Inc.	2,939	63,835
Ditech Networks, Inc. (a)	4,700	36,237
InterDigital Communications Corp. (a)	1,897	64,688
Polycom, Inc. (a)	4,100	100,573
Sycamore Networks, Inc. (a)	5,700	21,546
Syniverse Holdings, Inc. (a)	2,811	42,165
		388,130

Computer Integrated Systems Design — 4.3%
Ansoft Corp. (a)	5,577	138,923
Digital Insight Corp. (a)	1,600	46,912
JDA Software Group, Inc. (a)	1,600	24,672
Mentor Graphics Corp. (a)	6,517	91,759
Netscout Systems, Inc. (a)	2,225	14,440
SYKES Enterprises, Inc. (a)	2,700	54,945
Synopsys, Inc. (a)	6,429	126,780
		498,431

Computer Programming Services — 1.2%
RealNetworks, Inc. (a)	12,700	134,747

Computer Related Services — 0.1%
Electro Rent Corp. (a)	700	11,907

Computers & Information — 1.1%
Cirrus Logic, Inc. (a)	8,631	62,920
Redback Networks, Inc. (a)	2,400	33,312
Tech Data Corp. (a)	505	18,448
Western Digital Corp. (a)	600	10,860
		125,540

Data Processing & Preparation — 1.1%
CSG Systems International, Inc. (a)	2,000	52,860
S1 Corp. (a)	3,626	16,716
SEI Investments Co.	1,150	64,618
		134,194

Electric Utilities — 1.7%
Avista Corp.	2,200	52,096
NorthWestern Corp.	2,000	69,960
Pepco Holdings, Inc.	1,100	26,587
Pinnacle West Capital Corp.	200	9,010
Reliant Energy, Inc. (a)	1,300	16,003
UIL Holdings Corp.	666	24,975
		198,631

3

Electrical Equipment & Electronics — 4.3%
Acuity Brands, Inc.	881	$39,997
Agilysys, Inc.	900	12,636
Analogic Corp.	300	15,396
Anaren, Inc. (a)	3,200	67,424
Arrow Electronics, Inc. (a)	1,100	30,173
Atmel Corp. (a)	7,541	45,548
DSP Group, Inc. (a)	3,516	80,341
Gerber Scientific, Inc. (a)	692	10,366
LSI Logic Corp. (a) (b)	2,500	20,550
Oplink Communications, Inc. (a)	600	11,988
OSI Systems, Inc. (a)	700	13,720
Planar Systems, Inc. (a)	2,357	26,752
Sirenza Microdevices, Inc. (a) (b)	1,100	8,690
Triquint Semiconductor, Inc. (a)	11,785	61,282
United Industrial Corp.	1,000	53,500
		498,363

Energy — 3.0%
Ashland, Inc. (b)	305	19,453
Berry Petroleum Co. Cl. A	400	11,264
Holly Corp.	3,186	138,049
Pogo Producing Co.	500	20,475
Swift Energy Co. (a) (b)	2,800	117,096
Tidewater, Inc.	500	22,095
Veritas DGC, Inc. (a)	341	22,445
		350,877

Entertainment & Leisure — 1.0%
Churchill Downs, Inc.	999	42,018
Dover Downs Gaming & Entertainment, Inc.	3,033	36,851
Lakes Entertainment, Inc. (a)	228	2,202
Live Nation, Inc. (a)	1,080	22,054
World Wrestling Entertainment, Inc.	600	9,858
		112,983

Financial Services — 8.5%
Accredited Home Lenders Holding Co. (a)	400	14,376
Agree Realty Corp. REIT	700	22,995
American Home Mortgage Investment Corp. REIT	4,479	156,183
Anthracite Capital, Inc. REIT	10,817	139,107
Apollo Investment Corp.	952	19,525
Arbor Realty Trust, Inc. REIT	2,914	74,482
CentraCore Properties Trust REIT	1,197	38,005
Chittenden Corp.	684	19,624
FelCor Lodging Trust, Inc.	1,581	31,699
First Cash Financial Services, Inc. (a)	1,000	20,590
Franklin Street Properties Corp. REIT	1,302	25,858
Gramercy Capital Corp. REIT	1,500	37,815
JER Investors Trust, Inc. REIT	337	5,783
Medallion Financial Corp.	1,004	11,074
Medical Properties Trust, Inc. REIT	3,900	52,221

4

Morningstar Inc. (a)	400	$14,760
New Century Financial Corp. REIT (b)	2,834	111,404
Newkirk Realty Trust, Inc.	5,407	89,107
Spirit Finance Corp. REIT	900	10,449
SWS Group, Inc.	900	22,401
Winston Hotels, Inc. REIT	5,284	65,099
		982,557

Foods — 1.5%
Great Atlantic & Pacific Tea Co. (b)	1,058	25,477
Imperial Sugar Co.	600	18,672
Lance, Inc.	153	3,369
Performance Food Group Co. (a)	1,172	32,921
Seaboard Corp. (b)	28	33,740
Smart & Final, Inc. (a)	845	14,424
Spartan Stores, Inc.	2,623	44,329
		172,932

Forest Products & Paper — 1.1%
BlueLinx Holdings, Inc.	3,730	35,510
Buckeye Technologies, Inc. (a)	2,200	18,700
Schweitzer-Mauduit International, Inc.	500	9,490
United Stationers, Inc. (a)	1,300	60,463
		124,163

Healthcare — 0.9%
CorVel Corp. (a)	413	14,488
National Healthcare Corp.	300	16,119
Res-Care, Inc. (a)	1,200	24,108
Sierra Health Services, Inc. (a)	1,300	49,192
		103,907

Heavy Construction — 0.1%
AMREP Corp.	205	10,018

Heavy Machinery — 1.0%
NACCO Industries, Inc. Cl. A	800	108,728
T-3 Energy Services, Inc. (a)	116	2,328
		111,056

Home Construction, Furnishings & Appliances — 0.8%
Furniture Brands International, Inc. (b)	4,400	83,776
Kimball International, Inc. Cl. B	400	7,720
		91,496

Industrial - Diversified — 0.9%
SPX Corp.	2,075	110,888

Information Retrieval Services — 0.4%
InfoSpace, Inc. (a)	2,300	42,412

Insurance — 2.4%
American Physicians Capital, Inc. (a)	700	33,866
AMERIGROUP Corp. (a) (b)	1,200	35,460

5

Argonaut Group, Inc. (a)	1,900	$58,957
Molina Healthcare, Inc. (a)	548	19,377
Reinsurance Group of America, Inc.	495	25,705
SeaBright Insurance Holdings (a)	1,666	23,274
Selective Insurance Group	826	43,456
Tower Group, Inc.	500	16,675
Wesco Financial Corp.	50	21,850
		278,620

Internet Software — 0.3%
webMethods, Inc. (a)	4,600	35,190

Lodging — 1.0%
Lodgian, Inc. (a)	3,200	42,496
Marcus Corp.	2,458	56,460
Monarch Casino & Resort, Inc. (a)	630	12,216
		111,172

Manufacturing — 0.3%
EnPro Industries, Inc. (a)	474	14,248
Terex Corp. (a)	30	1,357
Tredegar Corp.	1,500	25,110
		40,715

Medical Supplies — 2.7%
Bruker BioSciences Corp. (a)	62	435
Dade Behring Holdings, Inc.	1,270	51,003
Illumina, Inc. (a) (b)	2,214	73,151
Immucor, Inc. (a)	900	20,169
Mentor Corp. (b)	200	10,078
MTS Systems Corp.	4	129
Palomar Medical Technologies, Inc. (a) (b)	100	4,220
Rofin-Sinar Technologies, Inc. (a)	200	12,154
Tektronix, Inc.	126	3,645
Thoratec Corp. (a)	1,031	16,094
Varian, Inc. (a)	850	38,989
Viasys Healthcare, Inc. (a)	800	21,792
Waters Corp. (a)	500	22,640
Zoll Medical Corp. (a)	718	25,769
Zygo Corp. (a)	900	11,475
		311,743

Metals & Mining — 1.7%
Encore Wire Corp. (a) (b)	1,200	42,348
General Cable Corp. (a)	1,625	62,091
Ladish Co., Inc. (a)	486	14,036
Olympic Steel, Inc.	267	6,638
Steel Dynamics, Inc.	200	10,090
Steel Technologies, Inc.	410	8,048
Superior Essex, Inc. (a)	1,493	51,135
Wheeling-Pittsburgh Corp. (a)	170	2,909
		197,295

6

Pharmaceuticals — 7.7%
Albany Molecular Research, Inc. (a)	2,100	$19,656
Alkermes, Inc. (a)	8,290	131,396
Alpharma, Inc. Cl. A	1,787	41,798
Arqule, Inc. (a)	8,013	33,735
Caraco Pharmaceutical Laboratories Ltd. (a)	3,720	37,795
Combinatorx, Inc. (a)	343	2,137
Connetics Corp. (a)	208	2,267
Endo Pharmaceuticals Holdings, Inc. (a)	1,200	39,060
King Pharmaceuticals, Inc. (a) (b)	8,057	137,211
Millennium Pharmaceuticals, Inc. (a)	12,572	125,091
Molecular Devices Corp. (a)	1,236	22,854
Myriad Genetics, Inc. (a)	500	12,325
NBTY, Inc. (a)	1,300	38,051
Noven Pharmaceuticals, Inc. (a)	900	21,708
Pain Therapeutics, Inc. (a) (b)	6,401	55,177
Savient Pharmaceuticals, Inc. (a)	5,800	37,758
Tanox, Inc. (a)	2,957	34,952
USANA Health Sciences, Inc. (a)	1,700	75,803
Watson Pharmaceutical, Inc. (a)	870	22,768
		891,542

Prepackaged Software — 3.0%
Altiris, Inc. (a)	3,400	71,706
Ansys, Inc. (a)	75	3,313
Art Technology Group, Inc. (a)	3,900	9,984
Blackbaud, Inc.	1,000	21,990
Brocade Communications Systems, Inc. (a)	3,600	25,416
Interwoven, Inc. (a)	3,100	34,193
MicroStrategy, Inc. Cl. A (a)	755	76,882
OPNET Technologies, Inc. (a)	900	11,799
SonicWALL, Inc. (a)	5,300	57,876
SPSS, Inc. (a)	291	7,255
Vignette Corp. (a)	2,020	27,351
		347,765

Real Estate — 1.2%
Alderwoods Group, Inc. (a)	1,364	27,048
California Coastal Communities, Inc. (a)	1,100	22,616
Consolidated-Tomoka Land Co.	100	6,417
Jones Lang Lasalle, Inc.	1,000	85,480
		141,561

Restaurants — 1.8%
Bob Evans Farms, Inc.	700	21,196
CEC Entertainment, Inc. (a)	700	22,057
Lone Star Steakhouse & Saloon, Inc.	1,300	36,101
Luby’s, Inc. (a)	825	8,143
O’Charley’s, Inc. (a)	4,300	81,571
Papa John’s International, Inc. (a)	1,107	39,974
		209,042

Retail — 3.7%
Big Lots, Inc. (a)	1,706	33,796
Books-A-Million, Inc.	600	10,710
Borders Group, Inc.	7	143
Cash America International, Inc.	1,375	53,735

7

Dillards, Inc. Cl. A (b)	1,663	$54,430
Ezcorp, Inc. Cl. A (a)	2,569	99,369
Haverty Furniture Companies, Inc.	4,000	63,800
Marvel Entertainment, Inc. (a) (b)	3,432	82,848
Retail Ventures, Inc. (a)	554	8,537
Stage Stores, Inc.	600	17,604
		424,972

Telephone Utilities — 2.6%
Golden Telecom, Inc.	3,100	93,775
Leap Wireless International, Inc. (a)	300	14,547
Lightbridge, Inc. (a)	10,600	124,232
North Pittsburgh Systems, Inc.	269	6,771
USA Mobility, Inc.	2,767	63,198
		302,523

Transportation — 2.3%
Arctic Cat, Inc.	800	13,280
Arkansas Best Corp.	200	8,606
Overseas Shipholding Group, Inc.	907	56,025
P.A.M. Transportation Services, Inc. (a)	486	12,179
Saia, Inc. (a)	2,700	88,020
Swift Transportation Co., Inc. (a)	600	14,232
Trico Marine Services, Inc. (a)	300	10,125
U.S. Xpress Enterprises, Inc. Cl. A (a)	2,758	63,848
		266,315

TOTAL EQUITIES (Cost $11,192,696)		11,393,339

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 11.1%
Cash Equivalents — 9.6% (d)
Abbey National PLC Eurodollar Time Deposit 5.270%	10/03/2006	$14,756	$14,758
Abbey National PLC Eurodollar Time Deposit 5.270%	10/04/2006	37,944	37,944
ABN Amro Bank NV Certificate of Deposit 5.305%	11/21/2006	10,540	10,540
American Beacon Money Market Fund (c)
		16,577	16,577
Bank of America 5.270%	11/10/2006	21,080	21,080
Bank of America 5.300%	11/20/2006	6,324	6,324
Bank of America 5.310%	03/08/2007	21,080	21,080
Bank of Montreal Eurodollar Time Deposit 5.280%	10/16/2006
		42,160	42,160
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	10/11/2006	8,432	8,432
Bank of Nova Scotia Eurodollar Time Deposit 5.290%	10/18/2006	63,240	63,240

8

Barclays Eurodollar Time Deposit 5.300%	11/03/2006	$8,432	$8,432
Barclays Eurodollar Time Deposit 5.305%	11/21/2006	31,620	31,620
Barclays Eurodollar Time Deposit 5.310%	10/20/2006	31,620	31,620
BGI Institutional Money Market Fund (c)		42,160	42,160
BNP Paribas Eurodollar Time Deposit 5.260%	10/05/2006	21,080	21,080
Branch Banker & Trust Eurodollar Time Deposit 5.270%	10/10/2006	31,620	31,620
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	10/30/2006	30,355	30,355
Commonwealth Bank of Australia Commercial Paper 5.275%	10/23/2006	33,728	33,728
Dreyfus Cash Management Plus Money Market Fund (c)
		6,499	6,499
Federal Home Loan Bank Discount Note 5.177%	10/06/2006	8,390	8,390
First Tennessee National Corporation Eurodollar Time Deposit 5.300%	10/20/2006	21,080	21,080
Fortis Bank Eurodollar Time Deposit 5.280%	10/19/2006	31,620	31,620
Fortis Bank Eurodollar Time Deposit 5.300%	11/20/2006	25,296	25,296
Freddie Mac Discount Note 5.171%	10/17/2006	8,331	8,331
General Electric Capital Corp. Commercial Paper 5.285%	11/03/2006	31,343	31,343
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		9,090	9,090
Harris NA Eurodollar Time Deposit 5.280%	11/22/2006	31,620	31,620
HBOS Halifax Bank of Scotland Certificate of Deposit 5.280%	10/31/2006	31,620	31,620
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	10/02/2006	31,620	31,620
National Australia Bank Eurodollar Time Deposit 5.360%	10/02/2006	21,080	21,080
Royal Bank of Canada Eurodollar Time Deposit 5.300%	10/27/2006	31,620	31,620
Royal Bank of Canada Eurodollar Time Deposit 5.300%	11/17/2006	42,160	42,160
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	10/27/2006	21,080	21,080
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 5.300%	11/20/2006	18,972	18,972
Societe Generale Eurodollar Time Deposit 5.280%	11/01/2006	8,432	8,432

9

Societe Generale Eurodollar Time Deposit 5.290%	10/04/2006	$42,160	$42,160
Societe Generale Eurodollar Time Deposit 5.300%	10/23/2006	31,620	31,620
Standard Chartered Bank Eurodollar Time Deposit 5.280%	10/30/2006	21,080	21,080
Svenska Handlesbanken Eurodollar Time Deposit 5.350%	10/02/2006	27,024	27,024
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/05/2006	29,512	29,512
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/12/2006	16,864	16,864
UBS AG Eurodollar Time Deposit 5.300%	10/27/2006	27,404	27,404
UBS AG Eurodollar Time Deposit 5.305%	10/02/2006	31,620	31,620
Wells Fargo Eurodollar Time Deposit 5.270%	10/17/2006	31,620	31,620
			1,111,507

Repurchase Agreement — 1.5%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		168,264	168,264

TOTAL SHORT-TERM INVESTMENTS (Cost $1,279,771)			1,279,771

TOTAL INVESTMENTS — 109.4% (Cost $12,472,467) (f)			$12,673,110

Other Assets/(Liabilities) — (9.4%)			(1,085,550)

NET ASSETS — 100.0%			$11,587,560

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)             Non-income producing security.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value of $168,313. Collateralized by a U.S. Government Agency obligation with a rate of 9.50%, maturity date of 09/25/2014, and an aggregate marke value, including accrued interest, of $176,677.

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MassMutual Select Mid Cap Growth
Equity Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.5%
COMMON STOCK
Advertising — 0.8%
Monster Worldwide, Inc. (a)	32,300	$1,168,937

Aerospace & Defense — 1.9%
Rockwell Collins, Inc.	53,775	2,949,021

Air Transportation — 1.0%
Southwest Airlines Co.	89,600	1,492,736

Apparel, Textiles & Shoes — 2.6%
American Eagle Outfitters, Inc.	53,700	2,353,671
AnnTaylor Stores Corp. (a)	38,700	1,619,982
		3,973,653

Automotive & Parts — 1.9%
Oshkosh Truck Corp.	58,100	2,932,307

Banking, Savings & Loans — 2.4%
Cullen/Frost Bankers, Inc.	31,500	1,821,330
Hudson City Bancorp, Inc.	143,400	1,900,050
		3,721,380

Beverages — 3.8%
Brown-Forman Corp. Cl. B	27,200	2,084,880
Hansen Natural Corp. (a)	71,200	2,312,576
The Pepsi Bottling Group, Inc.	43,000	1,526,500
		5,923,956

Commercial Services — 9.0%
Akamai Technologies, Inc. (a)	68,800	3,439,312
Convergys Corp. (a)	60,100	1,241,065
The Corporate Executive Board Co.	21,525	1,935,313
Corrections Corp. of America (a)	36,225	1,566,731
Pharmaceutical Product Development, Inc.	77,400	2,762,406
Stericycle, Inc. (a)	43,025	3,002,715
		13,947,542

Communications — 1.2%
American Tower Corp. Cl. A (a)	50,462	1,841,863

Computer Programming Services — 1.9%
Cognizant Technology Solutions Corp. Cl. A (a)	40,350	2,988,321

Computers & Information — 5.0%
International Game Technology	40,000	1,660,000
Nuance Communications, Inc. (a)	301,425	2,462,642
SanDisk Corp. (a)	29,050	1,555,337
Western Digital Corp. (a)	110,450	1,999,145
		7,677,124

1

Cosmetics & Personal Care — 1.0%
Alberto-Culver Co.	30,800	$1,558,172

Data Processing & Preparation — 1.3%
FactSet Research Systems, Inc.	42,000	2,039,940

Electric Utilities — 1.2%
OGE Energy Corp.	50,900	1,837,999

Electrical Equipment & Electronics — 7.2%
Amphenol Corp. Cl. A	36,400	2,254,252
Lincoln Electric Holdings, Inc.	32,300	1,758,735
MEMC Electronic Materials, Inc. (a)	108,225	3,964,282
Nvidia Corp. (a)	104,700	3,098,073
		11,075,342

Energy — 3.0%
Denbury Resources, Inc. (a)	80,300	2,320,670
Holly Corp.	54,450	2,359,318
		4,679,988

Financial Services — 6.0%
Chicago Mercantile Exchange Holdings, Inc.	6,800	3,252,100
Investment Technology Group, Inc. (a)	38,000	1,700,500
The Nasdaq Stock Market, Inc. (a)	70,375	2,128,140
T. Rowe Price Group, Inc.	44,400	2,124,540
		9,205,280

Foods — 1.1%
Hormel Foods Corp.	46,600	1,676,668

Healthcare — 6.2%
Covance Inc. (a)	31,525	2,092,629
DaVita, Inc. (a)	28,700	1,660,869
Health Net, Inc. (a)	40,875	1,778,880
IDEXX Laboratories, Inc. (a)	23,625	2,153,182
Sierra Health Services, Inc. (a)	50,225	1,900,514
		9,586,074

Heavy Machinery — 1.2%
Cameron International Corp. (a)	39,400	1,903,414

Household Products — 1.1%
Newell Rubbermaid, Inc.	62,400	1,767,168

Insurance — 2.8%
Brown & Brown, Inc.	53,075	1,621,972
Philadelphia Consolidated Holding Corp. (a)	24,900	990,522
WellCare Health Plans, Inc. (a)	31,500	1,783,845
		4,396,339

Lodging — 1.7%
Choice Hotels International, Inc.	63,050	2,578,745

Machinery & Components — 0.9%
FMC Technologies, Inc. (a)	24,400	1,310,280

2

Manufacturing — 1.1%
Lam Research Corp. (a) (b)	37,275	$1,689,676

Medical Supplies — 3.3%
Applera Corp. - Applied Biosystems Group	55,300	1,830,983
Intuitive Surgical, Inc. (a) (b)	31,525	3,324,311
		5,155,294

Metals & Mining — 5.4%
Allegheny Technologies, Inc. (b)	38,025	2,364,775
Cameco Corp. (b)	38,675	1,414,345
Goldcorp, Inc. (b)	63,050	1,487,980
Precision Castparts Corp.	25,850	1,632,686
Tenaris SA ADR (Argentina)	43,050	1,523,109
		8,422,895

Pharmaceuticals — 2.1%
Celgene Corp. (a) (b)	74,575	3,229,097

Prepackaged Software — 6.0%
Citrix Systems, Inc. (a)	71,800	2,599,878
Intuit, Inc. (a)	73,150	2,347,384
Red Hat, Inc. (a) (b)	92,475	1,949,373
Salesforce.com, Inc. (a) (b)	67,925	2,437,149
		9,333,784

Real Estate — 2.8%
CB Richard Ellis Group, Inc. Cl. A (a)	98,950	2,434,170
Jones Lang Lasalle, Inc.	21,500	1,837,820
		4,271,990

Restaurants — 2.4%
Darden Restaurants, Inc.	87,425	3,712,940

Retail — 3.8%
Nutri/System Inc. (a) (b)	38,600	2,404,394
Office Depot, Inc. (a)	48,000	1,905,600
The TJX Cos., Inc.	55,900	1,566,877
		5,876,871

Telephone Utilities — 4.4%
NII Holdings, Inc. Cl. B (a)	41,575	2,584,302
Qwest Communications International, Inc. (a)	239,400	2,087,568
US Cellular Corp. (a)	35,875	2,141,738
		6,813,608

Transportation — 1.0%
Expeditors International of Washington, Inc.	35,800	1,595,964

TOTAL EQUITIES (Cost $139,896,916)		152,334,368

3

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 15.1%
Cash Equivalents — 10.9% (d)
Abbey National PLC Eurodollar Time Deposit 5.270%	10/03/2006	$222,840	$222,840
Abbey National PLC Eurodollar Time Deposit 5.270%	10/04/2006	573,001	573,001
ABN Amro Bank NV Certificate of Deposit 5.305%	11/21/2006	159,167	159,167
American Beacon Money Market Fund (c)		250,337	250,337
Bank of America 5.270%	11/10/2006	318,334	318,334
Bank of America 5.300%	11/20/2006	95,500	95,500
Bank of America 5.310%	03/08/2007	318,334	318,334
Bank of Montreal Eurodollar Time Deposit 5.280%	10/16/2006	636,667	636,667
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	10/11/2006	127,333	127,333
Bank of Nova Scotia Eurodollar Time Deposit 5.290%	10/18/2006	955,001	955,001
Barclays Eurodollar Time Deposit 5.300%	11/03/2006	127,333	127,333
Barclays Eurodollar Time Deposit 5.305%	11/21/2006	477,500	477,500
Barclays Eurodollar Time Deposit 5.310%	10/20/2006	477,500	477,500
BGI Institutional Money Market Fund (c)		636,667	636,667
BNP Paribas Eurodollar Time Deposit 5.260%	10/05/2006	318,334	318,334
Branch Banker & Trust Eurodollar Time Deposit 5.270%	10/10/2006	477,500	477,500
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	10/30/2006	458,400	458,400
Commonwealth Bank of Australia Commercial Paper 5.275%	10/23/2006	509,334	509,334
Dreyfus Cash Management Plus Money Market Fund (c)		98,135	98,135
Federal Home Loan Bank Discount Note 5.177%	10/06/2006	126,704	126,704
First Tennessee National Corporation Eurodollar Time Deposit 5.300%	10/20/2006	318,334	318,334
Fortis Bank Eurodollar Time Deposit 5.280%	10/19/2006	477,500	477,500
Fortis Bank Eurodollar Time Deposit 5.300%	11/20/2006	382,000	382,000
Freddie Mac Discount Note 5.171%	10/17/2006	125,809	125,809
General Electric Capital Corp. Commercial Paper 5.285%	11/03/2006	473,322	473,322

4

Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)		$137,277	$137,277
Harris NA Eurodollar Time Deposit 5.280%	11/22/2006	477,500	477,500
HBOS Halifax Bank of Scotland Certificate of Deposit 5.280%	10/31/2006	477,500	477,500
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	10/02/2006	477,500	477,500
National Australia Bank Eurodollar Time Deposit 5.360%	10/02/2006	318,334	318,334
Royal Bank of Canada Eurodollar Time Deposit 5.300%	10/27/2006	477,500	477,500
Royal Bank of Canada Eurodollar Time Deposit 5.300%	11/17/2006	636,667	636,667
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	10/27/2006	318,334	318,334
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 5.300%	11/20/2006	286,500	286,500
Societe Generale Eurodollar Time Deposit 5.280%	11/01/2006	127,333	127,333
Societe Generale Eurodollar Time Deposit 5.290%	10/04/2006	636,667	636,667
Societe Generale Eurodollar Time Deposit 5.300%	10/23/2006	477,500	477,500
Standard Chartered Bank Eurodollar Time Deposit 5.280%	10/30/2006	318,334	318,334
Svenska Handlesbanken Eurodollar Time Deposit 5.350%	10/02/2006	408,094	408,094
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/05/2006	445,667	445,667
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/12/2006	254,667	254,667
UBS AG Eurodollar Time Deposit 5.300%	10/27/2006	413,834	413,834
UBS AG Eurodollar Time Deposit 5.305%	10/02/2006	477,500	477,500
Wells Fargo Eurodollar Time Deposit 5.270%	10/17/2006	477,500	477,500
			16,785,094

Repurchase Agreement — 4.2%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		6,482,856	6,482,856

TOTAL SHORT-TERM INVESTMENTS (Cost $23,267,950)			23,267,950

TOTAL INVESTMENTS — 113.6% (Cost $163,164,866) (f)			$175,602,318

Other Assets/(Liabilities) — (13.6%)			(20,976,109)

NET ASSETS — 100.0%			$154,626,209

5

Notes to Portfolio of Investments
ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $6,484,758.  Collateralized by a U.S. Government Agency obligation with a rate of 8.5%, maturity date of 04/25/2024, and an aggregate market value, including accrued interest, of $6,806,999.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Select Mid Cap Growth
Equity II Fund — Portfolio of
Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.6%
COMMON STOCK
Advertising — 3.7%
aQuantive, Inc. (a) (b)	180,000	$4,251,600
Catalina Marketing Corp.	179,000	4,922,500
Clear Channel Outdoor Holdings, Inc. Cl. A (a)	167,700	3,421,080
Getty Images, Inc. (a) (b)	137,000	6,806,160
Harte-Hanks, Inc.	28,400	748,340
Lamar Advertising Co. (a)	234,800	12,540,668
Monster Worldwide, Inc. (a)	240,500	8,703,695
Omnicom Group, Inc.	31,900	2,985,840
WPP Group PLC Sponsored ADR (United Kingdom)	46,100	2,845,753
		47,225,636

Aerospace & Defense — 2.2%
Alliant Techsystems, Inc. (a) (b)	75,000	6,079,500
Empresa Brasileira de Aeronautica SA ADR (Brazil) (b)	48,700	1,912,449
Goodrich Corp.	130,000	5,267,600
Rockwell Collins, Inc.	262,000	14,368,080
		27,627,629

Air Transportation — 1.1%
SkyWest, Inc.	113,800	2,790,376
Southwest Airlines Co.	693,200	11,548,712
		14,339,088

Apparel, Textiles & Shoes — 0.4%
Coach, Inc. (a) (b)	96,600	3,323,040
Ross Stores, Inc.	45,100	1,145,991
Urban Outfitters, Inc. (a) (b)	20,000	353,800
		4,822,831

Automotive & Parts — 0.9%
Harley-Davidson, Inc. (b)	56,200	3,526,550
Oshkosh Truck Corp.	149,000	7,520,030
Winnebago Industries, Inc. (b)	22,900	718,602
		11,765,182

Banking, Savings & Loans — 1.7%
City National Corp.	12,100	811,426
First Horizon National Corp.	18,400	699,384
Investors Financial Services Corp.	158,000	6,806,640
Mellon Financial Corp.	51,100	1,998,010
Northern Trust Corp.	63,400	3,704,462
State Street Corp.	38,900	2,427,360
SVB Financial Group (a) (b)	55,700	2,486,448
Synovus Financial Corp.	56,000	1,644,720
UCBH Holdings, Inc.	42,400	740,304
		21,318,754

Beverages — 0.3%
Cott Corp. (a) (b)	201,000	3,451,170

1

Broadcasting, Publishing & Printing — 0.4%
Citadel Broadcasting Corp. (b)	270,900	$2,546,460
The McGraw-Hill Companies, Inc.	12,500	725,375
Meredith Corp.	16,900	833,677
Salem Communications Corp. Cl. A	54,300	614,133
The Scripps (E.W.) Co. Cl. A	14,600	699,778
		5,419,423

Chemicals — 0.3%
Symyx Technologies, Inc. (a)	26,600	563,654
The Valspar Corp.	62,100	1,651,860
VeraSun Energy (a) (b)	63,000	1,011,150
		3,226,664

Commercial Services — 7.5%
American Reprographics Co. (a)	32,200	1,032,332
Apollo Group, Inc. Cl. A (a) (b)	22,006	1,083,575
Block (H&R), Inc.	45,700	993,518
Cintas Corp.	47,500	1,939,425
The Corporate Executive Board Co.	29,600	2,661,336
Decode Genetics, Inc. (a) (b)	136,700	751,850
DeVry, Inc. (a)	37,500	797,625
Dun & Bradstreet Corp. (a)	16,900	1,267,331
Ecolab, Inc.	56,000	2,397,920
Equifax, Inc.	32,500	1,193,075
Fastenal Co. (b)	151,900	5,858,783
Fluor Corp.	45,000	3,460,050
Gen-Probe, Inc. (a)	81,000	3,798,090
Global Payments, Inc.	110,500	4,863,105
Iron Mountain, Inc. (a) (b)	256,350	11,007,669
ITT Educational Services, Inc. (a)	20,000	1,326,000
Laureate Education, Inc. (a)	75,000	3,589,500
LECG Corp. (a)	41,800	784,168
Manpower, Inc.	171,700	10,520,059
MoneyGram International, Inc.	252,300	7,331,838
Moody’s Corp.	52,700	3,445,526
Paychex, Inc.	97,000	3,574,450
QIAGEN NV (a) (b)	183,400	2,905,056
Quest Diagnostics, Inc. (b)	31,600	1,932,656
Resources Connection, Inc. (a)	44,000	1,178,760
Ritchie Bros. Auctioneers, Inc.	38,500	2,063,985
Robert Half International, Inc. (b)	173,100	5,880,207
Stericycle, Inc. (a)	21,000	1,465,590
United Rentals, Inc. (a)	164,000	3,813,000
Universal Technical Institute, Inc. (a)	22,100	395,369
Viad Corp.	50,000	1,770,500
		95,082,348

Communications — 4.5%
American Tower Corp. Cl. A (a)	374,000	13,651,000
Crown Castle International Corp. (a)	454,900	16,030,676
EchoStar Communications Corp. Cl. A (a)	75,000	2,455,500
Harris Corp.	178,000	7,919,220
Rogers Communications, Inc. Cl. B (b)	187,575	10,292,240
SBA Communications Corp. Cl. A (a)	139,300	3,389,169
XM Satellite Radio Holdings, Inc. Cl. A (a)	303,000	3,905,670
		57,643,475

2

Computer & Other Data Processing Service — 0.1%
Baidu.com ADR (China) (a) (b)	8,800	770,352

Computer Integrated Systems Design — 2.1%
Autodesk, Inc. (a)	48,300	1,679,874
Avid Technology, Inc. (a) (b)	138,400	5,040,528
Cadence Design Systems, Inc. (a)	44,000	746,240
Cogent, Inc. (a) (b)	243,400	3,341,882
F5 Networks, Inc. (a)	15,300	821,916
Jack Henry & Associates, Inc.	234,500	5,105,065
National Instruments Corp.	42,600	1,164,684
Synopsys, Inc. (a)	33,100	652,732
Teradyne, Inc. (a) (b)	501,000	6,593,160
Websense, Inc. (a)	49,300	1,065,373
		26,211,454

Computer Programming Services — 1.0%
Cognizant Technology Solutions Corp. Cl. A (a)	44,000	3,258,640
VeriSign, Inc. (a) (b)	438,900	8,865,780
		12,124,420

Computer Related Services — 1.4%
CACI International, Inc. Cl. A (a)	93,000	5,115,930
Checkfree Corp. (a)	194,600	8,040,872
CNET Networks, Inc. (a)	440,000	4,215,200
		17,372,002

Computers & Information — 2.9%
CDW Corp.	21,200	1,307,616
Cognos, Inc. (a)	30,000	1,095,000
Comverse Technology, Inc. (a)	101,000	2,165,440
International Game Technology	306,700	12,728,050
Jabil Circuit, Inc.	294,400	8,411,008
Satyam Computer Services Ltd. ADR (India) (b)	48,000	1,857,120
Symbol Technologies, Inc.	589,898	8,765,884
Zebra Technologies Corp. Cl. A (a) (b)	22,000	786,280
		37,116,398

Containers — 0.1%
Sealed Air Corp.	13,300	719,796

Cosmetics & Personal Care — 0.2%
Avon Products, Inc.	92,100	2,823,786

Data Processing & Preparation — 0.3%
FactSet Research Systems, Inc.	28,400	1,379,388
Fiserv, Inc. (a)	25,100	1,181,959
SEI Investments Co.	19,300	1,084,467
		3,645,814

Electric Utilities — 0.3%
AES Corp. (a)	191,100	3,896,529

3

Electrical Equipment & Electronics — 9.8%
Altera Corp. (a)	552,000	$10,145,760
American Power Conversion Corp. (b)	55,100	1,209,996
Ametek, Inc.	239,800	10,443,290
Analog Devices, Inc.	97,300	2,859,647
Broadcom Corp. Cl. A (a)	96,400	2,924,776
Cymer, Inc. (a)	20,400	895,764
Dolby Laboratories, Inc. Cl. A (a)	158,400	3,144,240
Fairchild Semiconductor International, Inc. (a)	155,400	2,905,980
Flextronics International Ltd. (a)	448,000	5,662,720
FLIR Systems, Inc. (a) (b)	218,800	5,942,608
Garmin Ltd. (b)	126,000	6,146,280
Gentex Corp. (b)	315,600	4,484,676
Integrated Device Technology, Inc. (a)	65,000	1,043,900
Intersil Corp. Cl. A	311,200	7,639,960
Kla-Tencor Corp.	25,000	1,111,750
Linear Technology Corp. (b)	125,100	3,893,112
Marvell Technology Group Ltd. (a)	506,800	9,816,716
Maxim Integrated Products, Inc.	124,100	3,483,487
MEMC Electronic Materials, Inc. (a)	45,700	1,673,991
Microchip Technology, Inc.	263,100	8,529,702
National Semiconductor Corp. (b)	338,600	7,967,258
PMC-Sierra, Inc. (a) (b)	533,000	3,166,020
QLogic Corp. (a)	48,000	907,200
Semtech Corp. (a)	145,300	1,854,028
Silicon Laboratories, Inc. (a)	65,300	2,025,606
Spansion LLC Cl. A (a) (b)	160,000	2,667,200
SunPower Corp. Cl. A (a) (b)	62,000	1,719,880
Xilinx, Inc.	482,800	10,597,460
		124,863,007

Energy — 4.5%
Bill Barrett Corp. (a) (b)	73,000	1,792,880
BJ Services Co.	416,000	12,534,080
Compton Petroleum Corp. (a)	183,800	1,834,324
Core Laboratories NV (a)	15,800	1,008,040
Diamond Offshore Drilling, Inc. (b)	15,000	1,085,550
EOG Resources, Inc.	157,000	10,212,850
Mariner Energy, Inc. (a)	54,000	991,980
Murphy Oil Corp. (b)	155,000	7,370,250
Nabors Industries Ltd. (a) (b)	35,000	1,041,250
Ultra Petroleum Corp. (a)	33,000	1,587,630
Weatherford International Ltd. (a)	83,500	3,483,620
The Williams Cos., Inc.	111,600	2,663,892
XTO Energy, Inc.	263,067	11,083,013
		56,689,359

Entertainment & Leisure — 0.6%
Brunswick Corp.	18,300	570,777
DreamWorks Animation SKG, Inc. Cl. A (a)	99,700	2,483,527
Harrah’s Entertainment, Inc.	20,800	1,381,744
Shuffle Master, Inc. (a) (b)	68,950	1,862,339
WMS Industries, Inc. (a) (b)	32,300	943,483
		7,241,870

4

Financial Services — 4.7%
Affiliated Managers Group, Inc. (a) (b)	8,800	$880,968
BlackRock, Inc. Cl. A (b)	15,100	2,249,900
CBOT Holdings, Inc. Cl. A (a) (b)	29,200	3,527,068
Chicago Mercantile Exchange Holdings, Inc.	9,000	4,304,250
E*TRADE Financial Corp. (a)	346,300	8,283,496
East West Bancorp, Inc.	28,000	1,109,080
Eaton Vance Corp.	260,000	7,503,600
Federated Investors, Inc. Cl. B	18,000	608,580
Fidelity National Information Services, Inc. (b)	171,600	6,349,200
Janus Capital Group, Inc.	61,300	1,208,836
Lazard Ltd. Cl. A	18,700	747,626
Legg Mason, Inc. (b)	59,090	5,959,817
Nuveen Investments, Inc. Cl. A	119,900	6,142,477
optionsXpress Holdings, Inc.	34,700	967,436
The Charles Schwab Corp.	60,200	1,077,580
TD Ameritrade Holding Corp. (b)	488,700	9,211,995
		60,131,909

Foods — 0.5%
The Hershey Co. (b)	31,000	1,656,950
McCormick & Co., Inc.	28,200	1,071,036
Panera Bread Co. Cl. A (a)	18,700	1,089,275
Wrigley (Wm.) Jr. Co.	54,875	2,527,542
		6,344,803

Healthcare — 5.0%
Community Health Systems, Inc. (a)	128,000	4,780,800
Coventry Health Care, Inc. (a)	111,900	5,765,088
DaVita, Inc. (a)	81,850	4,736,659
Elan Corp. PLC Sponsored ADR (Ireland) (a) (b)	401,000	6,167,380
Express Scripts, Inc. (a)	35,200	2,657,248
Health Management Associates, Inc. Cl. A	286,500	5,987,850
Healthways, Inc. (a) (b)	24,700	1,101,620
Human Genome Sciences, Inc. (a) (b)	178,000	2,054,120
Humana, Inc. (a)	107,000	7,071,630
Laboratory Corp. of America Holdings (a)	69,700	4,570,229
LifePoint Hospitals, Inc. (a)	23,000	812,360
Lincare Holdings, Inc. (a)	54,900	1,901,736
Manor Care, Inc. (b)	249,000	13,017,720
Triad Hospitals, Inc. (a)	54,000	2,377,620
		63,002,060

Heavy Machinery — 0.7%
Cameron International Corp. (a)	185,400	8,956,674

Home Construction, Furnishings & Appliances — 1.2%
Centex Corp. (b)	21,500	1,131,330
Harman International Industries, Inc.	105,300	8,786,232
HNI Corp. (b)	21,400	889,812
KB Home (b)	17,800	779,640
Lennar Corp. Cl. A	33,000	1,493,250
Meritage Homes Corp. (a) (b)	15,200	632,472

5

Pulte Homes, Inc.	27,800	$885,708
Toll Brothers, Inc. (a) (b)	34,500	968,760
		15,567,204

Industrial - Distribution — 0.2%
Grainger (W.W.), Inc.	36,000	2,412,720

Industrial - Diversified — 0.9%
Danaher Corp. (b)	69,000	4,738,230
ITT Industries, Inc.	126,600	6,490,782
		11,229,012

Information Retrieval Services — 1.4%
ChoicePoint, Inc. (a)	181,200	6,486,960
Digital River, Inc. (a) (b)	31,500	1,610,280
Juniper Networks, Inc. (a) (b)	488,600	8,443,008
Sina Corp. (a) (b)	27,900	701,685
		17,241,933

Insurance — 2.1%
Ambac Financial Group, Inc.	11,300	935,075
Arch Capital Group Ltd. (a)	27,600	1,752,324
Assurant, Inc. (b)	151,000	8,064,910
Axis Capital Holdings Ltd.	200,700	6,962,283
Brown & Brown, Inc.	31,500	962,640
Cigna Corp.	14,000	1,628,480
Markel Corp. (a) (b)	2,560	1,051,290
Marsh & McLennan Cos., Inc.	33,000	928,950
MBIA, Inc.	11,500	706,560
Principal Financial Group, Inc.	63,000	3,419,640
Willis Group Holdings Ltd.	20,100	763,800
		27,175,952

Lodging — 1.7%
Boyd Gaming Corp.	28,100	1,080,164
Choice Hotels International, Inc.	42,500	1,738,250
Hilton Hotels Corp.	111,000	3,091,350
Marriott International, Inc. Cl. A	78,400	3,029,376
Starwood Hotels & Resorts Worldwide, Inc.	52,600	3,008,194
Station Casinos, Inc.	23,200	1,341,656
Wynn Resorts Ltd. (a) (b)	112,900	7,678,329
		20,967,319

Machinery & Components — 3.4%
FMC Technologies, Inc. (a)	145,000	7,786,500
Graco, Inc.	55,200	2,156,112
Grant Prideco, Inc. (a)	78,900	3,000,567
IDEX Corp.	18,550	798,578
Joy Global, Inc.	40,600	1,526,966
Pall Corp.	26,300	810,303
Roper Industries, Inc.	312,000	13,958,880
Smith International, Inc.	330,300	12,815,640
		42,853,546

6

Manufacturing — 0.6%
American Standard Cos., Inc.	129,000	$5,414,130
Avery Dennison Corp.	13,300	800,261
Lam Research Corp. (a) (b)	19,900	902,067
Millipore Corp. (a) (b)	17,200	1,054,360
		8,170,818

Medical Supplies — 4.7%
Allergan, Inc.	32,455	3,654,758
American Medical Systems Holdings, Inc. (a)	45,300	834,879
ArthoCare Corp. (a) (b)	19,900	932,514
Bard (C.R.), Inc. (b)	57,000	4,275,000
Beckman Coulter, Inc.	5,000	287,800
Becton, Dickinson & Co.	18,200	1,286,194
Biomet, Inc.	51,400	1,654,566
Dade Behring Holdings, Inc.	26,000	1,044,160
Dentsply International, Inc.	31,000	933,410
Edwards Lifesciences Corp. (a)	173,900	8,102,001
Henry Schein, Inc. (a) (b)	28,900	1,449,046
Hologic, Inc. (a) (b)	17,100	744,192
II-VI, Inc. (a)	41,300	1,029,196
Integra LifeSciences Holdings Corp. (a)	23,600	884,528
Kyphon, Inc. (a) (b)	28,400	1,062,728
Patterson Cos., Inc. (a) (b)	169,100	5,683,451
Resmed, Inc. (a)	79,000	3,179,750
Respironics, Inc. (a)	40,300	1,555,983
St. Jude Medical, Inc. (a) (b)	226,300	7,986,127
Techne Corp. (a)	40,700	2,070,002
Thermo Electron Corp. (a) (b)	153,000	6,017,490
Varian Medical Systems, Inc. (a)	37,000	1,975,430
Ventana Medical Systems, Inc. (a)	16,200	661,446
Waters Corp. (a)	35,300	1,598,384
Zimmer Holdings, Inc. (a)	13,600	918,000
		59,821,035

Metals & Mining — 1.8%
CONSOL Energy, Inc.	312,000	9,899,760
Foundation Coal Holdings, Inc.	143,000	4,628,910
Newmont Mining Corp.	53,000	2,265,750
Precision Castparts Corp.	50,800	3,208,528
Teck Cominco Ltd. Cl. B	50,000	3,124,500
		23,127,448

Pharmaceuticals — 7.2%
Alkermes, Inc. (a)	213,200	3,379,220
Amylin Pharmaceuticals, Inc. (a) (b)	84,900	3,741,543
Atherogenics, Inc. (a) (b)	45,800	603,186
Barr Pharmaceuticals, Inc. (a)	151,000	7,842,940
Celgene Corp. (a) (b)	97,200	4,208,760
Cephalon, Inc. (a) (b)	196,900	12,158,575
Charles River Laboratories International, Inc. (a)	16,700	724,947
Genzyme Corp. (a)	16,200	1,093,014
Gilead Sciences, Inc. (a) (b)	50,000	3,435,000
Invitrogen Corp. (a) (b)	11,100	703,851
Martek Biosciences Corp. (a) (b)	26,500	570,015
Medco Health Solutions, Inc. (a)	40,200	2,416,422

7

MedImmune, Inc. (a) (b)	367,500	$10,734,675
Millennium Pharmaceuticals, Inc. (a)	74,500	741,275
Myogen, Inc. (a) (b)	107,000	3,753,560
Nektar Therapeutics (a) (b)	41,500	598,015
Neurocrine Biosciences, Inc. (a) (b)	106,200	1,141,650
Omnicare, Inc. (b)	152,400	6,566,916
OSI Pharmaceuticals, Inc. (a) (b)	93,000	3,490,290
PDL BioPharma, Inc. (a) (b)	145,100	2,785,920
Sepracor, Inc. (a) (b)	121,500	5,885,460
Sigma-Aldrich Corp. (b)	11,600	877,772
Theravance, Inc. (a)	110,100	2,977,104
Valeant Pharmaceuticals International	224,000	4,430,720
Vertex Pharmaceuticals, Inc. (a) (b)	180,700	6,080,555
		90,941,385

Prepackaged Software — 4.1%
Activision, Inc. (a) (b)	84,810	1,280,631
Adobe Systems, Inc. (a)	174,400	6,531,280
Check Point Software Technologies Ltd. (a)	38,300	729,615
Citrix Systems, Inc. (a)	49,300	1,785,153
DST Systems, Inc. (a) (b)	164,600	10,150,882
Electronic Arts, Inc. (a) (b)	22,700	1,263,936
Fair Isaac Corp. (b)	25,500	932,535
Hyperion Solutions Corp. (a)	20,700	713,736
Intuit, Inc. (a)	204,000	6,546,360
McAfee, Inc. (a)	195,200	4,774,592
NAVTEQ Corp. (a) (b)	258,400	6,746,824
Red Hat, Inc. (a) (b)	329,400	6,943,752
Salesforce.com, Inc. (a) (b)	88,000	3,157,440
THQ, Inc. (a) (b)	34,250	999,073
		52,555,809

Restaurants — 0.9%
The Cheesecake Factory (a)	166,200	4,518,978
OSI Restaurant Partners, Inc. (b)	29,900	948,129
P.F. Chang’s China Bistro, Inc. (a) (b)	62,000	2,152,020
Tim Hortons, Inc. (b)	157,900	4,152,770
		11,771,897

Retail — 5.9%
Advance Auto Parts, Inc.	161,300	5,313,222
Amazon.com, Inc. (a)	296,900	9,536,428
Bed Bath & Beyond, Inc. (a)	234,500	8,971,970
Best Buy Co., Inc. (b)	102,000	5,463,120
Carmax, Inc. (a)	113,000	4,713,230
Dick’s Sporting Goods, Inc. (a)	46,600	2,121,232
Dollar General Corp.	97,600	1,330,288
Family Dollar Stores, Inc.	50,700	1,482,468
Fred’s, Inc. (b)	48,500	612,070
Men’s Wearhouse, Inc.	26,900	1,000,949
MSC Industrial Direct Co. Cl. A	26,000	1,059,240
O’Reilly Automotive, Inc. (a)	224,500	7,455,645
Petsmart, Inc.	319,200	8,857,800
Shoppers Drug Mart Corp.	23,000	941,739
Shoppers Drug Mart Corp. CAD (b)	29,000	1,187,410

8

Shoppers Drug Mart Corp. CAD	38,000	$1,555,916
Staples, Inc.	70,150	1,706,750
Tiffany & Co.	80,500	2,672,600
The TJX Cos., Inc.	112,900	3,164,587
Williams-Sonoma, Inc. (b)	157,900	5,114,381
		74,261,045

Retail - Grocery — 0.2%
Whole Foods Market, Inc.	38,000	2,258,340

Telecommunications — 0.4%
Time Warner Telecom, Inc. Cl. A (a)	290,700	5,526,207

Telephone Utilities — 2.0%
ADTRAN, Inc.	105,000	2,503,200
Amdocs Ltd. (a)	180,000	7,128,000
Leap Wireless International, Inc. (a)	101,000	4,897,490
NeuStar, Inc. Cl. A (a) (b)	52,300	1,451,325
NII Holdings, Inc. Cl. B (a)	38,300	2,380,728
TELUS Corp.	122,400	6,903,968
TELUS Corp. CAD	7,600	428,678
		25,693,389

Transportation — 1.7%
Discovery Holding Co. Cl. A (a)	281,000	4,063,260
Expeditors International of Washington, Inc.	42,200	1,881,276
Landstar System, Inc.	55,600	2,374,120
Robinson (C.H.) Worldwide, Inc.	50,800	2,264,664
Royal Caribbean Cruises Ltd. (b)	25,900	1,005,179
Thor Industries, Inc. (b)	30,700	1,263,919
UTI Worldwide, Inc.	315,700	8,830,129
		21,682,547

TOTAL EQUITIES (Cost $1,038,655,381)		1,237,090,039

	Number of
	Shares	Market Value
MUTUAL FUND - 0.0%
Financial Services
Government Reserve Investment Fund	67,520	$67,520

TOTAL MUTUAL FUND (Cost $67,520)		67,520

TOTAL LONG TERM INVESTMENTS (Cost $1,038,722,901)		1,237,157,559

9

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 16.6%
Cash Equivalents — 14.2% (d)
Abbey National PLC Eurodollar Time Deposit 5.270%	10/03/2006	$2,382,938	$2,382,938
Abbey National PLC Eurodollar Time Deposit 5.270%	10/04/2006	6,127,552	6,127,552
ABN Amro Bank NV Certificate of Deposit 5.305%	11/21/2006	1,702,098	1,702,098
American Beacon Money Market Fund (c)		2,677,057	2,677,057
Bank of America 5.270%	11/10/2006	3,404,196	3,404,196
Bank of America 5.300%	11/20/2006	1,021,258	1,021,258
Bank of America 5.310%	03/08/2007	3,404,196	3,404,196
Bank of Montreal Eurodollar Time Deposit 5.280%	10/16/2006	6,808,392	6,808,392
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	10/11/2006	1,361,678	1,361,678
Bank of Nova Scotia Eurodollar Time Deposit 5.290%	10/18/2006	10,212,588	10,212,588
Barclays Eurodollar Time Deposit 5.300%	11/03/2006	1,361,678	1,361,678
Barclays Eurodollar Time Deposit 5.305%	11/21/2006	5,106,294	5,106,294
Barclays Eurodollar Time Deposit 5.310%	10/20/2006	5,106,294	5,106,294
BGI Institutional Money Market Fund (c)		6,808,392	6,808,392
BNP Paribas Eurodollar Time Deposit 5.260%	10/05/2006	3,404,196	3,404,196
Branch Banker & Trust Eurodollar Time Deposit 5.270%	10/10/2006	5,106,294	5,106,294
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	10/30/2006	4,902,042	4,902,042
Commonwealth Bank of Australia Commercial Paper 5.275%	10/23/2006	5,446,714	5,446,714
Dreyfus Cash Management Plus Money Market Fund (c)		1,049,440	1,049,440

Federal Home Loan Bank Discount Note 5.177%	10/06/2006	1,354,945	1,354,945
First Tennessee National Corporation Eurodollar Time Deposit 5.300%	10/20/2006	3,404,196	3,404,196
Fortis Bank Eurodollar Time Deposit 5.280%	10/19/2006	5,106,294	5,106,294
Fortis Bank Eurodollar Time Deposit 5.300%	11/20/2006	4,085,036	4,085,036
Freddie Mac Discount Note 5.171%	10/17/2006	1,345,379	1,345,379
General Electric Capital Corp. Commercial Paper 5.285%	11/03/2006	5,061,614	5,061,614
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)		1,468,013	1,468,013

10

Harris NA Eurodollar Time Deposit 5.280%	11/22/2006	$5,106,294	$5,106,294
HBOS Halifax Bank of Scotland Certificate of Deposit 5.280%	10/31/2006	5,106,294	5,106,294
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	10/02/2006	5,106,294	5,106,294
National Australia Bank Eurodollar Time Deposit 5.360%	10/02/2006	3,404,196	3,404,196
Royal Bank of Canada Eurodollar Time Deposit 5.300%	10/27/2006	5,106,294	5,106,294
Royal Bank of Canada Eurodollar Time Deposit 5.300%	11/17/2006	6,808,392	6,808,392
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	10/27/2006	3,404,196	3,404,196
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 5.300%	11/20/2006	3,063,776	3,063,776
Societe Generale Eurodollar Time Deposit 5.280%	11/01/2006	1,361,678	1,361,678
Societe Generale Eurodollar Time Deposit 5.290%	10/04/2006	6,808,392	6,808,392
Societe Generale Eurodollar Time Deposit 5.300%	10/23/2006	5,106,294	5,106,294
Standard Chartered Bank Eurodollar Time Deposit 5.280%	10/30/2006	3,404,196	3,404,196
Svenska Handlesbanken Eurodollar Time Deposit 5.350%	10/02/2006	4,364,078	4,364,078
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/05/2006	4,765,874	4,765,874
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/12/2006	2,723,356	2,723,356
UBS AG Eurodollar Time Deposit 5.300%	10/27/2006	4,425,454	4,425,454
UBS AG Eurodollar Time Deposit 5.305%	10/02/2006	5,106,294	5,106,294
Wells Fargo Eurodollar Time Deposit 5.270%	10/17/2006	5,106,296	5,106,296
			179,496,422
Repurchase Agreement — 2.4%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		30,704,813	30,704,813

TOTAL SHORT-TERM INVESTMENTS (Cost $210,201,235)			210,201,235

TOTAL INVESTMENTS — 114.2% (Cost $1,248,924,136)(f)			$1,447,358,794

Other Assets/(Liabilities) — (14.2%)			(179,612,652)

NET ASSETS — 100.0%			$1,267,746,142

11

Notes to Portfolio of Investments

ADR - American Depository Receipt

CAD - Canadian Dollar

(a)                   Non-income producing security.

(b)                  Denotes all or a portion of security on loan. (Note 2).

(c)                   Amount represents shares owned of the fund.

(d)                  Represents investments of security lending collateral. (Note 2).

(e)                   Maturity value of $30,713,819. Collateralized by a U.S. Government Agency obligation with a rate of 6.33%, maturity date of 01/15/2033, and an aggregate market value, including accrued interest, of $32,240,053.

(f)                     See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MassMutual Select Small Cap Growth
Equity Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 92.3%
COMMON STOCK
Advertising — 1.7%
Catalina Marketing Corp.	133,510	$3,671,525
Focus Media Holding Ltd. ADR (China) (a) (b)	23,480	1,359,962
Getty Images, Inc. (a) (b)	110,150	5,472,252
		10,503,739

Aerospace & Defense — 0.3%
Transdigm Group, Inc. (a)	65,080	1,589,254

Air Transportation — 1.0%
Airtran Holdings, Inc. (a) (b)	142,500	1,413,600
Copa Holdings SA Cl. A	53,260	1,828,416
Gol Linhas Aereas Inteligentes SA ADR (Brazil) (b)	28,040	963,174
JetBlue Airways Corp. (a) (b)	181,100	1,678,797
		5,883,987

Apparel, Textiles & Shoes — 0.6%
Childrens Place (a)	5,400	345,762
DSW, Inc. Cl. A (a) (b)	12,980	408,870
Skechers U.S.A., Inc. Cl. A (a)	71,800	1,688,018
Tween Brands, Inc. (a)	33,390	1,255,464
		3,698,114

Automotive & Parts — 2.8%
Aftermarket Technology Corp. (a)	3,530	62,693
Comtech Group, Inc. (a) (b)	132,700	1,986,519
LKQ Corp. (a)	424,648	9,329,517
Tenneco, Inc. (a)	97,700	2,285,203
TRW Automotive Holdings Corp. (a)	69,400	1,670,458
United Auto Group, Inc.	82,600	1,932,840
		17,267,230

Banking, Savings & Loans — 2.1%
Advanta Corp. Cl. B	68,900	2,542,410
Euronet Worldwide, Inc. (a) (b)	67,800	1,664,490
Financial Federal Corp. (b)	203,024	5,441,043
First Community Bancorp (b)	47,670	2,667,136
Signature Bank (a)	23,510	727,164
		13,042,243

Broadcasting, Publishing & Printing — 1.1%
Central European Media Enterprises Ltd. (a) (b)	16,360	1,096,938
Charter Communications, Inc. Cl. A (a) (b)	995,600	1,513,312
LodgeNet Entertainment Corp. (a)	73,000	1,378,240
TiVo, Inc. (a) (b)	322,500	2,447,775
		6,436,265

Building Materials & Construction — 0.2%
Beacon Roofing Supply, Inc. (a) (b)	53,933	1,091,604

1

Chemicals — 1.3%
Cytec Industries, Inc.	42,000	$2,334,780
Hercules, Inc. (a)	154,200	2,431,734
Minerals Technologies, Inc.	40,200	2,146,680
VeraSun Energy (a) (b)	43,600	699,780
		7,612,974

Commercial Services — 10.1%
ADVO, Inc.	37,600	1,052,048
American Reprographics Co. (a)	53,400	1,712,004
Bowne & Co., Inc.	124,000	1,770,720
The Corporate Executive Board Co. (b)	91,700	8,244,747
Corrections Corp. of America (a)	35,865	1,551,161
Ctrip.com International Ltd. ADR (China) (b)	16,960	762,352
Exelixis, Inc. (a)	116,800	1,017,328
Harris Interactive, Inc. (a)	233,400	1,423,740
Incyte Corp. (a)	192,200	813,006
ITT Educational Services, Inc. (a)	187,000	12,398,100
Lincoln Educational Services Corp. (a) (b)	149,000	2,437,640
Magellan Health Services, Inc. (a)	44,160	1,881,216
Mobile Mini, Inc. (a)	122,700	3,485,907
MoneyGram International, Inc.	73,730	2,142,594
Move, Inc. (a)	261,490	1,283,916
PeopleSupport, Inc. (a)	62,300	1,152,550
Pharmaceutical Product Development, Inc.	24,153	862,021
Resources Connection, Inc. (a)	52,600	1,409,154
Sotheby’s (b)	142,800	4,603,872
Stericycle, Inc. (a)	22,830	1,593,306
Stewart Enterprises, Inc. Cl. A	326,700	1,914,462
URS Corp. (a)	30,040	1,168,256
Vertrue, Inc. (a) (b)	66,100	2,599,052
VistaPrint Ltd. (a)	74,230	1,925,526
Washington Group International, Inc.	32,400	1,907,064
WNS Holdings Ltd., ADR (India) (a)	11,610	331,465
		61,443,207

Communications — 1.2%
Crown Castle International Corp. (a)	48,960	1,725,350
Polycom, Inc. (a)	101,670	2,493,965
Powerwave Technologies, Inc. (a) (b)	177,900	1,352,040
SBA Communications Corp. Cl. A (a)	53,620	1,304,575
Syniverse Holdings, Inc. (a)	20,040	300,600
		7,176,530

Computer & Other Data Processing Service — 0.9%
IHS, Inc. Cl. A (a)	45,510	1,459,961
LoopNet, Inc. (a) (b)	321,110	4,065,253
		5,525,214

Computer Integrated Systems Design — 1.0%
Avid Technology, Inc. (a) (b)	90,350	3,290,547
Hypercom Corp. (a)	111,650	756,987
Sapient Corp. (a) (b)	311,200	1,696,040
Stratasys, Inc. (a) (b)	7,400	195,434
		5,939,008

2

Computer Maintenance & Repair — 0.4%
Electronics for Imaging, Inc. (a) (b)	117,900	$2,697,552

Computer Related Services — 2.1%
Checkfree Corp. (a)	245,649	10,150,217
Ingram Micro, Inc. Cl. A (a)	146,400	2,805,024
		12,955,241

Computers & Information — 2.6%
Rackable Systems, Inc. (a) (b)	159,700	4,370,989
Redback Networks, Inc. (a) (b)	73,260	1,016,849
Scientific Games Corp. Cl. A (a)	257,100	8,175,780
VeriFone Holdings, Inc. (a) (b)	87,634	2,501,951
		16,065,569

Cosmetics & Personal Care — 0.3%
Nu Skin Enterprises, Inc. Cl. A	120,400	2,109,408

Data Processing & Preparation — 2.9%
The BISYS Group, Inc. (a)	118,700	1,289,082
FactSet Research Systems, Inc.	276,194	13,414,743
The TriZetto Group, Inc. (a) (b)	183,490	2,778,039
		17,481,864

Electric Utilities — 0.6%
El Paso Electric Co. (a)	100,800	2,251,872
PNM Resources, Inc.	33,390	920,562
Suntech Power Holdings Co. Ltd. ADR (China) (a)	23,750	613,462
		3,785,896

Electrical Equipment & Electronics — 5.5%
Benchmark Electronics, Inc. (a) (b)	74,950	2,014,656
Cree, Inc. (a) (b)	130,650	2,627,371
Cypress Semiconductor Corp. (a) (b)	121,500	2,159,055
Energy Conversion Devices, Inc. (a) (b)	61,050	2,261,292
Esterline Technologies Corp. (a)	43,500	1,468,560
Evergreen Solar, Inc. (a) (b)	56,690	470,527
FuelCell Energy, Inc. (a) (b)	91,600	697,076
Gentex Corp. (b)	193,180	2,745,088
Integrated Device Technology, Inc. (a)	101,900	1,636,514
International Rectifier Corp. (a)	26,920	937,893
Newport Corp. (a)	73,700	1,201,310
ON Semiconductor Corp. (a) (b)	276,500	1,625,820
Photon Dynamics, Inc. (a)	141,100	1,872,397
QLogic Corp. (a)	46,290	874,881
Semtech Corp. (a)	119,900	1,529,924
Silicon-On-Insulator Technologies (a)	59,370	1,742,509
SiRF Technology Holdings, Inc. (a) (b)	29,900	717,301
Teledyne Technologies, Inc. (a)	87,800	3,476,880
Trident Microsystems, Inc. (a) (b)	105,200	2,446,952
Varian Semiconductor Equipment Associates, Inc. (a)	31,870	1,169,629
		33,675,635

Energy — 4.2%
Arch Coal, Inc.	39,060	1,129,225

3

Bill Barrett Corp. (a) (b)	148,200	$3,639,792
Cabot Oil & Gas Corp.	20,440	979,689
Complete Production Services, Inc. (a)	56,910	1,123,403
Comstock Resources, Inc. (a)	91,100	2,473,365
Denbury Resources, Inc. (a)	40,880	1,181,432
Grey Wolf, Inc. (a) (b)	184,300	1,231,124
Newfield Exploration Co. (a)	166,100	6,401,494
OPTI Canada, Inc. CAD (a)	114,000	1,829,888
TETRA Technologies, Inc. (a)	56,800	1,372,288
UGI Corp.	83,600	2,044,020
Whiting Petroleum Corp. (a) (b)	50,200	2,013,020
		25,418,740

Entertainment & Leisure — 3.0%
Churchill Downs, Inc.	40,700	1,711,842
DreamWorks Animation SKG, Inc. Cl. A (a) (b)	93,800	2,336,558
Gaylord Entertainment (a)	161,100	7,064,235
Live Nation, Inc. (a)	42,460	867,033
Pinnacle Entertainment, Inc. (a)	86,640	2,436,317
Shuffle Master, Inc. (a) (b)	146,900	3,967,769
		18,383,754

Financial Services — 1.8%
Affiliated Managers Group, Inc. (a) (b)	19,659	1,968,062
Apollo Investment Corp.	102,800	2,108,428
Jones Soda Co.	54,800	441,414
The Nasdaq Stock Market, Inc. (a)	58,800	1,778,112
Nuveen Investments, Inc. Cl. A	44,380	2,273,587
Redwood Trust, Inc. (b)	33,300	1,677,321
U-Store-It Trust REIT	37,600	806,896
		11,053,820

Foods — 1.6%
Panera Bread Co. Cl. A (a)	99,300	5,784,225
United Natural Foods, Inc. (a) (b)	120,500	3,734,295
		9,518,520

Healthcare — 6.7%
Allscripts Healthcare Solutions, Inc. (a) (b)	360,800	8,099,960
AmSurg Corp. (a) (b)	342,900	7,632,954
Genesis HealthCare Corp. (a) (b)	66,200	3,153,106
Healthways, Inc. (a) (b)	201,650	8,993,590
Human Genome Sciences, Inc. (a) (b)	217,900	2,514,566
LifePoint Hospitals, Inc. (a)	131,050	4,628,686
Manor Care, Inc. (b)	49,000	2,561,720
Matria Healthcare, Inc. (a) (b)	61,650	1,713,253
Symbion, Inc. (a) (b)	65,060	1,194,502
		40,492,337

Heavy Machinery — 1.6%
Bucyrus International, Inc. Cl. A (b)	179,405	7,610,360
Flow International Corp. (a) (b)	46,800	606,996
Goodman Global, Inc. (a)	63,320	845,322
Verigy Ltd. (a)	54,900	892,674
		9,955,352

4

Home Construction, Furnishings & Appliances — 0.5%
Fossil, Inc. (a)	64,920	$1,398,377
Williams Scotsman International, Inc. (a)	64,340	1,374,302
		2,772,679

Household Products — 0.6%
Ferro Corp.	133,100	2,366,518
Jarden Corp. (a)	37,180	1,225,825
		3,592,343

Information Retrieval Services — 0.8%
Bankrate, Inc. (a) (b)	23,020	611,411
CoStar Group, Inc. (a) (b)	109,000	4,503,880
		5,115,291

Insurance — 2.4%
Allied World Assurance Holdings Ltd. (a) (b)	40,480	1,635,392
Aspen Insurance Holdings Ltd.	79,800	2,061,234
Platinum Underwriters Holdings Ltd.	59,900	1,846,717
ProAssurance Corp. (a)	74,110	3,652,141
Reinsurance Group of America, Inc.	36,200	1,879,866
StanCorp Financial Group, Inc.	38,300	1,709,329
United America Indemnity Ltd. Cl. A (a)	83,700	1,880,739
		14,665,418

Internet Software — 1.4%
Opsware, Inc. (a)	340,470	3,067,635
WebEx Communications, Inc. (a)	137,400	5,361,348
		8,428,983

Lodging — 1.2%
Vail Resorts, Inc. (a) (b)	186,200	7,451,724

Machinery & Components — 1.3%
Axcelis Technologies, Inc. (a)	310,700	2,193,542
Chicago Bridge & Iron Co. NV (b)	236,198	5,682,924
		7,876,466

Medical Supplies — 3.9%
Arrow International, Inc.	61,500	1,956,315
CNS, Inc.	28,090	792,981
Hologic, Inc. (a) (b)	32,490	1,413,965
Intralase Corp. (a) (b)	312,700	6,163,317
Kensey Nash Corp. (a) (b)	73,500	2,151,345
Kyphon, Inc. (a) (b)	207,020	7,746,688
PSS World Medical, Inc. (a) (b)	88,800	1,775,112
Sirona Dental Systems, Inc. (b)	29,730	979,009
Thoratec Corp. (a)	42,000	655,620
		23,634,352

Metals & Mining — 0.9%
Brush Engineered Materials, Inc. (a)	39,040	970,925
Century Aluminum Co. (a)	35,550	1,196,257

5

Cleveland-Cliffs, Inc.	15,300	$583,083
CommScope, Inc. (a) (b)	57,500	1,889,450
Foundation Coal Holdings, Inc.	18,900	611,793
		5,251,508

Pharmaceuticals — 2.5%
Alkermes, Inc. (a) (b)	172,330	2,731,430
Amylin Pharmaceuticals, Inc. (a) (b)	50,490	2,225,094
Arena Pharmaceuticals, Inc. (a) (b)	33,630	402,887
Atherogenics, Inc. (a) (b)	47,090	620,175
Bare Escentuals, Inc. (a)	3,200	86,880
CV Therapeutics, Inc. (a) (b)	55,590	619,273
Digene Corp. (a)	35,270	1,521,900
Encysive Pharmaceuticals, Inc. (a) (b)	45,020	193,586
Herbalife Ltd. (a)	35,000	1,325,800
The Medicines Co. (a)	90,040	2,031,302
Vertex Pharmaceuticals, Inc. (a) (b)	23,000	773,950
Visicu Inc. (a) (b)	180,500	1,619,085
Zymogenetics, Inc. (a)	54,300	916,041
		15,067,403

Prepackaged Software — 9.5%
Ansys, Inc. (a)	43,120	1,905,042
Blackbaud, Inc.	520,100	11,436,999
Blackboard, Inc. (a) (b)	272,600	7,223,900
Cerner Corp. (a) (b)	176,200	7,999,480
Dendrite International, Inc. (a)	311,900	3,050,382
Epicor Software Corp. (a)	149,900	1,965,189
EPIQ Systems, Inc. (a) (b)	145,129	2,134,848
Kenexa Corp. (a)	77,815	1,962,494
MicroStrategy, Inc. Cl. A (a) (b)	34,436	3,506,618
Red Hat, Inc. (a) (b)	202,060	4,259,425
Take-Two Interactive Software, Inc. (a) (b)	439,214	6,263,192
THQ, Inc. (a) (b)	49,885	1,455,145
Transaction Systems Architects, Inc. Cl. A (a)	53,940	1,851,221
Verint Systems, Inc. (a)	38,630	1,160,831
Vignette Corp. (a)	113,500	1,536,790
		57,711,556

Restaurants — 0.6%
California Pizza Kitchen, Inc. (a)	66,660	1,995,134
RARE Hospitality International, Inc. (a)	57,100	1,744,976
		3,740,110

Retail — 3.4%
Borders Group, Inc.	92,400	1,884,960
Dick’s Sporting Goods, Inc. (a)	20,280	923,146
GameStop Corp. Cl. B (a)	18,800	840,548
Marvel Entertainment, Inc. (a) (b)	30,510	736,511
O’Reilly Automotive, Inc. (a)	227,220	7,545,976
Retail Ventures, Inc. (a) (b)	71,220	1,097,500
Stamps.com, Inc. (a)	243,900	4,648,734
Zumiez, Inc. (a) (b)	102,000	2,754,000
		20,431,375

6

Telephone Utilities — 1.2%
Equinix, Inc. (a) (b)	28,880	$1,735,688
General Communication, Inc. Cl. A (a)	200,400	2,482,956
NeuStar, Inc. Cl. A (a) (b)	103,650	2,876,287
		7,094,931

Transportation — 4.5%
American Commercial Lines, Inc. (a) (b)	31,470	1,870,892
Con-way, Inc.	28,900	1,295,298
Florida East Coast Industries (b)	28,850	1,646,758
GATX Corp.	41,200	1,704,444
J.B. Hunt Transport Services, Inc.	361,000	7,497,970
Kansas City Southern (a) (b)	405,250	11,067,378
Landstar System, Inc.	33,040	1,410,808
U.S. Xpress Enterprises, Inc. Cl. A (a)	48,700	1,127,405
		27,620,953

TOTAL EQUITIES (Cost $470,757,213)		561,258,149

	Number of
	Shares	Market Value
MUTUAL FUND - 0.6%
Financial Services
iShares Russell 2000 Growth Index Fund (b)	51,650	$3,735,845

TOTAL MUTUAL FUND (Cost $3,617,318)		3,735,845

TOTAL LONG TERM INVESTMENTS (Cost $474,374,531)		564,993,994

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 35.5%
Cash Equivalents — 27.8% (d)
Abbey National PLC Eurodollar Time Deposit 5.270%	10/03/2006	$2,246,433	$2,246,433
Abbey National PLC Eurodollar Time Deposit 5.270%	10/04/2006	5,776,545	5,776,545
ABN Amro Bank NV Certificate of Deposit 5.305%	11/21/2006	1,604,595	1,604,595
American Beacon Money Market Fund (c)		2,523,706	2,523,706
Bank of America 5.270%	11/10/2006	3,209,192	3,209,192
Bank of America 5.300%	11/20/2006	962,757	962,757
Bank of America 5.310%	03/08/2007	3,209,192	3,209,192
Bank of Montreal Eurodollar Time Deposit 5.280%	10/16/2006	6,418,385	6,418,385

7

Bank of Nova Scotia Eurodollar Time Deposit 5.280%	10/11/2006	$1,283,677	$1,283,677
Bank of Nova Scotia Eurodollar Time Deposit 5.290%	10/18/2006	9,627,578	9,627,578
Barclays Eurodollar Time Deposit 5.300%	11/03/2006	1,283,677	1,283,677
Barclays Eurodollar Time Deposit 5.305%	11/21/2006	4,813,789	4,813,789
Barclays Eurodollar Time Deposit 5.310%	10/20/2006	4,813,789	4,813,789
BGI Institutional Money Market Fund (c)		6,418,385	6,418,385
BNP Paribas Eurodollar Time Deposit 5.260%	10/05/2006	3,209,193	3,209,193
Branch Banker & Trust Eurodollar Time Deposit 5.270%	10/10/2006	4,813,789	4,813,789
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	10/30/2006	4,621,238	4,621,238
Commonwealth Bank of Australia Commercial Paper 5.275%	10/23/2006	5,134,708	5,134,708
Dreyfus Cash Management Plus Money Market Fund (c)		989,324	989,324
Federal Home Loan Bank Discount Note 5.177%	10/06/2006	1,277,329	1,277,329
First Tennessee National Corporation Eurodollar Time Deposit 5.300%	10/20/2006	3,209,193	3,209,193
Fortis Bank Eurodollar Time Deposit 5.280%	10/19/2006	4,813,789	4,813,789
Fortis Bank Eurodollar Time Deposit 5.300%	11/20/2006	3,851,031	3,851,031
Freddie Mac Discount Note 5.171%	10/17/2006	1,268,312	1,268,312
General Electric Capital Corp. Commercial Paper 5.285%	11/03/2006	4,771,668	4,771,668
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)		1,383,920	1,383,920
Harris NA Eurodollar Time Deposit 5.280%	11/22/2006	4,813,789	4,813,789
HBOS Halifax Bank of Scotland Certificate of Deposit 5.280%	10/31/2006	4,813,789	4,813,789
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	10/02/2006	4,813,789	4,813,789
National Australia Bank Eurodollar Time Deposit 5.360%	10/02/2006	3,209,193	3,209,193
Royal Bank of Canada Eurodollar Time Deposit 5.300%	10/27/2006	4,813,789	4,813,789
Royal Bank of Canada Eurodollar Time Deposit 5.300%	11/17/2006	6,418,385	6,418,385
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	10/27/2006	3,209,193	3,209,193
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 5.300%	11/20/2006	2,888,273	2,888,273

8

Societe Generale Eurodollar Time Deposit 5.280%	11/01/2006	$1,283,677	$1,283,677
Societe Generale Eurodollar Time Deposit 5.290%	10/04/2006	6,418,385	6,418,385
Societe Generale Eurodollar Time Deposit 5.300%	10/23/2006	4,813,789	4,813,789
Standard Chartered Bank Eurodollar Time Deposit 5.280%	10/30/2006	3,209,193	3,209,193
Svenska Handlesbanken Eurodollar Time Deposit 5.350%	10/02/2006	4,114,090	4,114,090
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/05/2006	4,492,869	4,492,869
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/12/2006	2,567,354	2,567,354
UBS AG Eurodollar Time Deposit 5.300%	10/27/2006	4,171,950	4,171,950
UBS AG Eurodollar Time Deposit 5.305%	10/02/2006	4,813,789	4,813,789
Wells Fargo Eurodollar Time Deposit 5.270%	10/17/2006	4,813,789	4,813,789
			169,214,279

Repurchase Agreement — 7.7%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		46,825,824	46,825,824

TOTAL SHORT-TERM INVESTMENTS (Cost $216,040,103)			216,040,103

TOTAL INVESTMENTS — 128.4% (Cost $690,414,634) (f)			$781,034,097

Other Assets/(Liabilities) — (28.4%)			(172,678,948)

NET ASSETS — 100.0%			$608,355,149

Notes to Portfolio of Investments
ADR - American Depository Receipt
CAD - Canadian Dollar
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $46,839,560. Collateralized by a U.S. Government Agency obligation with a rate of 6.33%, maturity date of 09/25/2031, and an aggregate market value, including accrued interest, of $49,167,116.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MassMutual Select Small Company Growth
Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.4%
COMMON STOCK
Advertising — 1.9%
AQuantive, Inc. (a) (b)	60,900	$1,438,458
Jupitermedia Corp. (a) (b)	50,700	439,062
Marchex, Inc. Cl. B (a) (b)	75,800	1,162,772
		3,040,292

Agribusiness — 1.7%
Delta & Pine Land Co.	67,670	2,740,635

Apparel, Textiles & Shoes — 4.4%
Carter’s, Inc. (a)	45,085	1,189,793
Crocs, Inc. (a) (b)	41,600	1,412,320
Hot Topic, Inc. (a)	61,700	687,338
Quiksilver, Inc. (a) (b)	153,600	1,866,240
Tween Brands, Inc. (a)	17,700	665,520
Volcom, Inc. (a) (b)	49,245	1,109,982
		6,931,193
Banking, Savings & Loans — 1.9%
Bank of the Ozarks, Inc. (b)	4,200	142,254
Cascade Bancorp	3,375	126,731
Euronet Worldwide, Inc. (a)	12,300	301,965
Glacier Bancorp, Inc.	13,535	462,491
SVB Financial Group (a) (b)	27,600	1,232,064
UCBH Holdings, Inc.	15,800	275,868
United PanAm Financial Corp. (a)	13,200	204,336
Vineyard National Bancorp Co. (b)	8,300	215,468
		2,961,177

Broadcasting, Publishing & Printing — 0.8%
Entravision Communications Corp. Cl. A (a)	94,775	705,126
Outdoor Channel Holdings, Inc. (a)	48,800	531,432
		1,236,558

Building Materials & Construction — 0.7%
Comfort Systems USA, Inc.	9,300	106,578
Texas Industries, Inc. (b)	20,415	1,062,805
		1,169,383

Chemicals — 0.6%
ADA-ES, Inc. (a)	7,700	100,100
Symyx Technologies, Inc. (a)	38,000	805,220
		905,320

Commercial Services — 8.1%
Affymetrix, Inc. (a)	55,900	1,205,204
Corrections Corp. of America (a)	38,190	1,651,718
Decode Genetics, Inc. (a) (b)	120,020	660,110
Heartland Payment Systems, Inc. (b)	6,800	176,800
Internet Capital Group, Inc. (a)	50,775	479,824

1

Lionbridge Technologies, Inc. (a)	142,400	$1,086,512
Liquidity Services, Inc. (a)	4,900	76,391
Move, Inc. (a)	154,300	757,613
Navigant Consulting, Inc. (a) (b)	21,700	435,302
New Oriental Education & Technology Group, Inc. Sponsored ADR (China) (a)	1,960	47,530
Per-Se Technologies, Inc. (a)	51,290	1,168,386
Strayer Education, Inc.	2,500	270,525
THE9 Ltd. ADR (Cayman Islands) (a) (b)	43,600	933,040
Waste Connections, Inc. (a)	52,290	1,982,314
Wind River Systems, Inc. (a) (b)	157,500	1,686,825
World Fuel Services Corp.	3,900	157,755
		12,775,849

Communications — 2.5%
Harmonic, Inc. (a)	28,700	210,945
Polycom, Inc. (a)	125,800	3,085,874
SBA Communications Corp. Cl. A (a)	24,500	596,085
		3,892,904

Computer & Data Processing Services — 0.3%
Digimarc Corp. (a)	65,700	509,175

Computer Integrated Systems Design — 4.2%
Avid Technology, Inc. (a) (b)	33,835	1,232,271
Cogent, Inc. (a) (b)	11,000	151,030
Digital Insight Corp. (a)	21,900	642,108
Eclipsys Corp. (a) (b)	104,430	1,870,341
Mentor Graphics Corp. (a)	15,200	214,016
Quality Systems, Inc.	41,594	1,613,431
RadiSys Corp. (a)	40,920	869,550
		6,592,747

Computer Related Services — 1.6%
CNET Networks, Inc. (a) (b)	127,100	1,217,618
Commvault Systems, Inc. (a)	38,500	693,000
eCollege.com, Inc. (a) (b)	36,315	580,677
Secure Computing Corp. (a)	12,700	80,391
		2,571,686

Computers & Information — 2.0%
Immersion Corp. (a)	186,400	1,332,760
M-Systems Flash Disk Pioneers Ltd. (a) (b)	18,580	747,659
Solectron Corp. (a)	314,000	1,023,640
		3,104,059

Consumer Products — 0.7%
Pool Corp. (b)	26,505	1,020,443

Data Processing & Preparation — 2.1%
FactSet Research Systems, Inc.	36,455	1,770,619
Global Cash Access Holdings, Inc. (a)	50,890	767,930
Netsmart Technologies, Inc. (a)	55,005	721,666
		3,260,215

2

Electrical Equipment & Electronics — 16.7%
Active Power, Inc. (a)	59,900	$149,750
Advanced Energy Industries, Inc. (a)	57,530	980,311
Altera Corp. (a)	173,600	3,190,768
Cree, Inc. (a) (b)	43,300	870,763
Cymer, Inc. (a)	12,800	562,048
Dolby Laboratories, Inc. Cl. A (a)	72,785	1,444,782
EMS Technologies, Inc. (a)	45,395	852,518
Integrated Device Technology, Inc. (a)	114,220	1,834,373
International DisplayWorks, Inc. (a) (b)	143,500	914,095
Ixia (a)	79,340	706,919
Lattice Semiconductor Corp. (a)	340,600	2,322,892
Photon Dynamics, Inc. (a)	43,370	575,520
Pixelworks, Inc. (a)	171,500	505,925
PLX Technology, Inc. (a)	82,812	858,760
RF Micro Devices, Inc. (a)	260,600	1,975,348
Rudolph Technologies, Inc. (a)	40,000	733,200
SiRF Technology Holdings, Inc. (a) (b)	6,500	155,935
Skyworks Solutions, Inc. (a)	172,700	896,313
STATS ChipPAC Ltd. ADR (Singapore) (a) (b)	52,126	313,277
Supertex, Inc. (a) (b)	20,745	806,358
Trident Microsystems, Inc. (a) (b)	61,790	1,437,235
Triquint Semiconductor, Inc. (a)	293,000	1,523,600
Ultra Clean Holdings (a)	52,300	558,564
Universal Electronics, Inc. (a)	106,593	2,025,267
		26,194,521

Energy — 4.7%
Atwood Oceanics, Inc. (a)	15,800	710,526
Complete Production Services, Inc. (a)	21,900	432,306
Core Laboratories NV (a)	15,735	1,003,893
Hercules Offshore, Inc. (a)	14,100	437,805
Horizon Offshore, Inc. (a)	36,835	629,879
Oceaneering International, Inc. (a)	16,095	495,726
TETRA Technologies, Inc. (a)	64,404	1,556,001
Union Drilling, Inc. (a)	31,600	347,600
Unit Corp. (a)	39,360	1,809,379
		7,423,115

Entertainment & Leisure — 0.6%
Shuffle Master, Inc. (a) (b)	33,200	896,732

Financial Services — 3.7%
Accredited Home Lenders Holding Co. (a)	19,800	711,612
Boston Private Financial Holdings, Inc.	14,395	401,333
Cowen Group, Inc. (a)	48,540	767,417
Federated Investors, Inc. Cl. B	16,900	571,389
Friedman, Billings, Ramsey Group, Inc. Cl. A (b)	90,665	728,040
Greenhill & Co., Inc. (b)	22,400	1,501,248
NorthStar Realty Finance Corp. REIT	10,100	128,270
optionsXpress Holdings, Inc.	5,500	153,340
Thomas Weisel Partners Group, Inc. (a) (b)	51,400	824,970
		5,787,619

3

Healthcare — 2.3%
Alliance Imaging, Inc. (a)	98,000	$765,380
Five Star Quality Care, Inc. (a)	51,300	551,988
Horizon Health Corp. (a)	60,075	917,345
Matria Healthcare, Inc. (a) (b)	42,785	1,188,995
United Surgical Partners International, Inc. (a)	5,600	139,048
		3,562,756

Heavy Machinery — 1.5%
Bucyrus International, Inc. Cl. A	31,690	1,344,290
Hydril (a)	7,900	442,874
Natural Gas Services Group, Inc. (a) (b)	31,900	411,510
Verigy Ltd. (a)	6,700	108,942
		2,307,616

Home Construction, Furnishings & Appliances — 0.9%
Meritage Homes Corp. (a) (b)	12,900	536,769
Miller (Herman), Inc.	26,700	913,407
		1,450,176

Information Retrieval Services — 0.2%
Knot (The), Inc. (a) (b)	15,500	343,015

Insurance — 2.3%
American Safety Insurance Holdings, Ltd. (a)	23,530	430,599
Centene Corp. (a)	71,585	1,176,857
Philadelphia Consolidated Holding Corp. (a)	49,555	1,971,298
		3,578,754

Internet Software — 0.2%
Opsware, Inc. (a)	37,500	337,875

Lodging — 0.7%
Vail Resorts, Inc. (a) (b)	26,240	1,050,125

Machinery & Components — 1.7%
Actuant Corp. Cl. A	23,020	1,153,302
Brooks Automation, Inc. (a) (b)	120,000	1,566,000
		2,719,302

Medical Supplies — 7.1%
American Medical Systems Holdings, Inc. (a) (b)	100,045	1,843,829
Arrow International, Inc.	40,705	1,294,826
Coherent, Inc. (a)	53,910	1,868,521
Cyberonics, Inc. (a) (b)	13,000	227,890
Cynosure, Inc. Cl. A (a)	9,000	130,500
DJ Orthopedics, Inc. (a)	18,275	758,961
Home Diagnostics, Inc. (a) (b)	26,100	341,649
Ista Pharmaceuticals, Inc. (a) (b)	69,900	414,507
Oyo Geospace Corp. (a)	28,700	1,628,725
PSS World Medical, Inc. (a)	7,700	153,923
Respironics, Inc. (a)	42,865	1,655,018
Thoratec Corp. (a)	51,095	797,593
		11,115,942

4

Metals & Mining — 2.8%
Aleris International, Inc. (a)	35,950	$1,816,913
Chart Industries, Inc. (a)	13,500	166,185
General Cable Corp. (a)	31,905	1,219,090
NS Group, Inc. (a)	18,115	1,169,323
		4,371,511

Pharmaceuticals — 8.3%
Alkermes, Inc. (a)	74,200	1,176,070
Arena Pharmaceuticals, Inc. (a) (b)	51,065	611,759
Ariad Pharmaceuticals, Inc. (a)	125,185	545,807
Cell Genesys, Inc. (a) (b)	125,200	572,164
Cephalon, Inc. (a) (b)	47,100	2,908,425
Cubist Pharmaceuticals, Inc. (a) (b)	59,400	1,291,356
CV Therapeutics, Inc. (a) (b)	58,700	653,918
Endo Pharmaceuticals Holdings, Inc. (a)	27,600	898,380
Medarex, Inc. (a)	182,300	1,957,902
OraSure Technologies, Inc. (a) (b)	28,300	227,532
Par Pharmaceutical Cos., Inc. (a) (b)	19,400	353,856
Taro Pharmaceutical Industries Ltd. (a) (b)	48,400	643,720
Telik, Inc. (a) (b)	54,400	967,776
Tercica, Inc. (a) (b)	56,100	299,013
		13,107,678

Prepackaged Software — 3.2%
Advent Software, Inc. (a) (b)	18,200	659,022
Ansys, Inc. (a)	40,010	1,767,642
i2 Technologies, Inc. (a) (b)	22,500	421,425
Kenexa Corp. (a)	13,000	327,860
THQ, Inc. (a) (b)	49,900	1,455,583
TradeStation Group, Inc. (a) (b)	25,500	384,285
		5,015,817

Restaurants — 1.6%
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	30,700	690,443
Red Robin Gourmet Burgers, Inc. (a) (b)	39,670	1,829,184
		2,519,627

Retail — 6.0%
Blue Nile, Inc. (a) (b)	13,000	472,550
Build-A-Bear Workshop, Inc. (a) (b)	44,575	1,014,973
Cash America International, Inc.	64,775	2,531,407
Gaiam, Inc. Cl. A (a)	45,800	591,278
Genesco, Inc. (a)	53,830	1,855,520
Golf Galaxy, Inc. (a)	14,600	189,800
GSI Commerce, Inc. (a) (b)	28,600	424,424
Knoll, Inc. (b)	52,400	1,058,480
Marvel Entertainment, Inc. (a) (b)	44,450	1,073,023
Shutterfly, Inc. (a)	17,600	273,680
		9,485,135

5

Telephone Utilities — 0.4%
Mastec, Inc. (a)	53,700	$594,459

TOTAL EQUITIES (Cost $148,217,480)		154,573,411

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 28.3%
Cash Equivalents — 26.5% (d)
Abbey National PLC Eurodollar Time Deposit 5.270%	10/03/2006	$551,827	$551,827
Abbey National PLC Eurodollar Time Deposit 5.270%	10/04/2006	1,418,985	1,418,985
ABN Amro Bank NV Certificate of Deposit 5.305%	11/21/2006	394,162	394,160
American Beacon Money Market Fund (c)
		619,939	619,939
Bank of America 5.270%	11/10/2006	788,326	788,326
Bank of America 5.300%	11/20/2006	236,497	236,497
Bank of America 5.310%	03/08/2007	788,326	788,326
Bank of Montreal Eurodollar Time Deposit 5.280%	10/16/2006	1,576,650	1,576,650
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	10/11/2006	315,330	315,330
Bank of Nova Scotia Eurodollar Time Deposit 5.290%	10/18/2006	2,364,976	2,364,976
Barclays Eurodollar Time Deposit 5.300%	11/03/2006	315,330	315,330
Barclays Eurodollar Time Deposit 5.305%	11/21/2006	1,182,488	1,182,488
Barclays Eurodollar Time Deposit 5.310%	10/20/2006	1,182,488	1,182,488
BGI Institutional Money Market Fund (c)
		1,576,650	1,576,650
BNP Paribas Eurodollar Time Deposit 5.260%	10/05/2006	788,326	788,326
Branch Banker & Trust Eurodollar Time Deposit 5.270%	10/10/2006	1,182,488	1,182,488
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	10/30/2006	1,135,189	1,135,189
Commonwealth Bank of Australia Commercial Paper 5.275%	10/23/2006	1,261,321	1,261,321
Dreyfus Cash Management Plus Money Market Fund (c)
		243,024	243,024
Federal Home Loan Bank Discount Note 5.177%	10/06/2006	313,771	313,771

6

First Tennessee National Corporation Eurodollar Time Deposit 5.300%	10/20/2006	$788,326	$788,326
Fortis Bank Eurodollar Time Deposit 5.280%	10/19/2006	1,182,488	1,182,488
Fortis Bank Eurodollar Time Deposit 5.300%	11/20/2006	945,991	945,991
Freddie Mac Discount Note 5.171%	10/17/2006	311,555	311,555
General Electric Capital Corp. Commercial Paper 5.285%	11/03/2006	1,172,142	1,172,142
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)
		339,955	339,955
Harris NA Eurodollar Time Deposit 5.280%	11/22/2006	1,182,488	1,182,488
HBOS Halifax Bank of Scotland Certificate of Deposit 5.280%	10/31/2006	1,182,488	1,182,488
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	10/02/2006	1,182,488	1,182,488
National Australia Bank Eurodollar Time Deposit 5.360%	10/02/2006	788,326	788,326
Royal Bank of Canada Eurodollar Time Deposit 5.300%	10/27/2006	1,182,488	1,182,488
Royal Bank of Canada Eurodollar Time Deposit 5.300%	11/17/2006	1,576,650	1,576,650
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	10/27/2006	788,326	788,326
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 5.300%	11/20/2006	709,493	709,493
Societe Generale Eurodollar Time Deposit 5.280%	11/01/2006	315,330	315,330
Societe Generale Eurodollar Time Deposit 5.290%	10/04/2006	1,576,650	1,576,650
Societe Generale Eurodollar Time Deposit 5.300%	10/23/2006	1,182,488	1,182,488
Standard Chartered Bank Eurodollar Time Deposit 5.280%	10/30/2006	788,326	788,326
Svenska Handlesbanken Eurodollar Time Deposit 5.350%	10/02/2006	1,010,610	1,010,610
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/05/2006	1,103,656	1,103,656
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/12/2006	630,661	630,661
UBS AG Eurodollar Time Deposit 5.300%	10/27/2006	1,024,823	1,024,823
UBS AG Eurodollar Time Deposit 5.305%	10/02/2006	1,182,488	1,182,488
Wells Fargo Eurodollar Time Deposit 5.270%	10/17/2006	1,182,488	1,182,488
			41,566,815

7

Repurchase Agreement — 1.8%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)	$2,912,723	$2,912,723

TOTAL SHORT-TERM INVESTMENTS (Cost $44,479,538)		44,479,538

TOTAL INVESTMENTS — 126.7% (Cost $192,697,018) (f)		$199,052,949

Other Assets/(Liabilities) — (26.7%)		(41,944,050)

NET ASSETS — 100.0%		$157,108,899

Notes to Portfolio of Investments
ADR - American Depository Receipt
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $2,913,578. Collateralized by a U.S. Government Agency Obligation with a rate of 8.00%, maturity date of 07/25/2028, and an aggregate market value, including accrued interest, of $3,058,359.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual Select Emerging Growth
Fund — Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 95.8%
COMMON STOCK
Advertising — 1.7%
Focus Media Holding Ltd. ADR (China) (a) (b)	24,400	$1,413,248
Marchex, Inc. Cl. B (a) (b)	30,100	461,734
		1,874,982

Aerospace & Defense — 0.8%
Orbital Sciences Corp. (a)	48,700	914,099

Air Transportation — 0.8%
Copa Holdings SA Cl. A	24,400	837,652

Apparel, Textiles & Shoes — 8.8%
Carter’s, Inc. (a)	19,200	506,688
Charlotte Russe Holding, Inc. (a)	72,500	1,996,650
Coach, Inc. (a) (b)	33,800	1,162,720
Deckers Outdoor Corp. (a)	13,500	638,820
The Gymboree Corp. (a)	60,300	2,543,454
Steven Madden Ltd.	37,400	1,467,576
Under Armour, Inc. Class A (a) (b)	25,300	1,012,506
Volcom, Inc. (a) (b)	14,500	326,830
		9,655,244

Automotive & Parts — 1.5%
Force Protection, Inc. (a) (b)	197,500	1,653,075

Banking, Savings & Loans — 5.2%
Credicorp Ltd.	15,600	654,888
Euronet Worldwide, Inc. (a) (b)	21,000	515,550
The First Marblehead Corp. (b)	37,800	2,618,028
Intervest Bancshares Corp. (a)	11,000	479,160
Midwest Banc Holdings, Inc. (b)	23,600	576,312
Signature Bank (a)	16,500	510,345
Sterling Financial Corp.	10,000	324,300
		5,678,583

Beverages — 1.8%
Hansen Natural Corp. (a)	62,600	2,033,248

Building Materials & Construction — 2.3%
Conceptus, Inc. (a)	35,900	635,071
EMCOR Group, Inc. (a)	34,400	1,886,496
		2,521,567

Chemicals — 2.3%
Albemarle Corp.	23,400	1,271,322
OM Group, Inc. (a)	29,500	1,296,230
		2,567,552

Commercial Services — 10.4%
The Advisory Board Co. (a)	13,600	687,072

1

Akamai Technologies, Inc. (a)	20,000	$999,800
Corrections Corp. of America (a)	49,800	2,153,850
Ctrip.com International Ltd. ADR (China) (b)	19,900	894,505
Huron Consulting Group, Inc. (a)	24,400	956,480
Keryx Biopharmaceuticals (a)	38,000	449,540
PeopleSupport, Inc. (a)	87,400	1,616,900
Portfolio Recovery Associates, Inc. (a) (b)	17,500	767,725
The Geo Group, Inc. (a)	27,800	1,174,550
Watson Wyatt Worldwide, Inc.	41,600	1,702,272
		11,402,694

Communications — 4.1%
Anixter International, Inc. (a)	45,000	2,541,150
Arris Group, Inc. (a)	41,100	471,006
Polycom, Inc. (a)	31,400	770,242
Powerwave Technologies, Inc. (a)	32,800	249,280
Symmetricom, Inc. (a)	64,400	519,708
		4,551,386

Computers & Information — 2.5%
Emulex Corp. (a)	26,700	485,139
Rackable Systems, Inc. (a)	25,600	700,672
SimpleTech, Inc. (a)	68,800	626,768
VeriFone Holdings, Inc. (a)	35,100	1,002,105
		2,814,684

Consumer Services — 1.0%
Icon PLC Sponsored ADR (United Kingdom) (a)	15,200	1,072,816

Data Processing & Preparation — 0.4%
FactSet Research Systems, Inc.	8,400	407,988

Electrical Equipment & Electronics — 10.3%
Ceradyne, Inc. (a) (b)	13,500	554,715
Cymer, Inc. (a)	10,800	474,228
ESCO Technologies, Inc. (a)	12,800	589,312
Finisar Corp. (a) (b)	143,000	519,090
General Cable Corp. (a) (b)	40,000	1,528,400
Hexcel Corp. (a) (b)	33,100	468,365
Hittite Microwave Corp. (a) (b)	7,200	320,400
Lincoln Electric Holdings, Inc.	17,500	952,875
Microsemi Corp. (a) (b)	33,000	622,050
NovAtel, Inc. (a)	36,600	1,680,672
NVE Corp. (a) (b)	51,300	1,538,487
SiRF Technology Holdings, Inc. (a) (b)	18,600	446,214
Tessera Technologies, Inc. (a)	15,000	521,700
Trident Microsystems, Inc. (a)	25,600	595,456
Varian Semiconductor Equipment Associates, Inc. (a)	13,900	510,130
		11,322,094

Energy — 1.1%
Basic Energy Services, Inc. (a)	28,500	695,400
CARBO Ceramics, Inc.	13,100	471,993
		1,167,393

2

Entertainment & Leisure — 1.0%
Life Time Fitness, Inc. (a)	12,800	$592,512
WMS Industries, Inc. (a)	17,500	511,175
		1,103,687

Environmental Controls — 0.6%
Input/Output, Inc. (a) (b)	62,900	624,597

Financial Services — 3.5%
Cowen Group, Inc. (a)	14,800	233,988
First Cash Financial Services, Inc. (a)	38,900	800,951
Ocwen Financial Corp. (a) (b)	102,500	1,527,250
RAIT Investment Trust REIT	22,400	646,240
Strategic Hotels & Resorts, Inc. REIT	32,400	644,112
		3,852,541

Healthcare — 3.2%
Allscripts Healthcare Solutions, Inc. (a) (b)	79,500	1,784,775
Manor Care, Inc.	33,500	1,751,380
		3,536,155

Heavy Machinery — 0.2%
Basin Water, Inc. (a) (b)	26,600	217,854

Home Construction, Furnishings & Appliances — 1.5%
Tempur-Pedic International, Inc. (a) (b)	72,000	1,236,240
Williams Scotsman International, Inc. (a)	19,000	405,840
		1,642,080

Information Retrieval Services — 2.7%
Digital River, Inc. (a)	48,900	2,499,768
GigaMedia Ltd. (a)	43,100	482,719
		2,982,487

Insurance — 2.6%
American Equity Investment Life Holding Co. (b)	23,100	283,437
Amerisafe, Inc. (a)	38,782	380,064
Delphi Financial Group, Inc. Cl. A	20,900	833,492
United Fire & Casualty Co.	15,200	475,760
WellCare Health Plans, Inc. (a)	16,600	940,058
		2,912,811

Medical Supplies — 3.2%
Align Technology, Inc. (a) (b)	32,600	370,988
Home Diagnostics, Inc. (a) (b)	16,500	215,985
Illumina, Inc. (a) (b)	54,700	1,807,288
Immucor, Inc. (a)	26,100	584,901
Micrus Endovascular Corp. (a)	39,400	511,018
		3,490,180

Metals & Mining — 2.9%
Dynamic Materials Corp.	24,400	791,048

3

NCI Building Systems, Inc. (a)	16,900	$983,073
Smith & Wesson Holding Corp. (a) (b)	103,800	1,440,744
		3,214,865

Pharmaceuticals — 6.5%
Anadys Pharmaceuticals, Inc. (a)	12,000	34,800
Cardiome Pharma Corp. (a)	19,400	224,070
Combinatorx, Inc. (a)	15,600	97,188
Conor Medsystems, Inc. (a) (b)	16,400	386,548
CV Therapeutics, Inc. (a) (b)	35,000	389,900
Digene Corp. (a)	14,300	617,045
MGI Pharma, Inc. (a)	33,100	569,651
Nastech Pharmaceutical Co., Inc. (a) (b)	55,500	846,930
Nektar Therapeutics (a) (b)	17,000	244,970
PDL BioPharma, Inc. (a) (b)	33,600	645,120
Rigel Pharmaceuticals, Inc. (a)	38,900	399,503
Telik, Inc. (a) (b)	42,200	750,738
United Therapeutics Corp. (a) (b)	19,600	1,029,784
West Pharmaceutical Services, Inc.	23,800	934,626
		7,170,873

Prepackaged Software — 1.1%
Informatica Corp. (a)	50,000	679,500
TIBCO Software, Inc. (a)	65,300	586,394
		1,265,894

Restaurants — 1.7%
BJ’s Restaurants, Inc. (a) (b)	26,900	592,069
Chipotle Mexican Grill, Inc. Cl. A (a) (b)	11,800	586,106
Sonic Corp. (a)	30,500	689,605
		1,867,780

Retail — 8.5%
Big Lots, Inc. (a)	64,900	1,285,669
Cash America International, Inc.	31,600	1,234,928
Guitar Center, Inc. (a) (b)	17,100	764,028
Hibbett Sporting Goods, Inc. (a)	29,100	761,838
Nutri/System, Inc. (a) (b)	45,600	2,840,424
Priceline.com, Inc. (a) (b)	54,700	2,012,413
Tractor Supply Co. (a) (b)	9,700	468,122
		9,367,422

Telephone Utilities — 0.7%
Cbeyond, Inc. (a) (b)	29,500	809,775

Transportation — 0.9%
Knight Transportation, Inc.	33,600	569,520
Universal Truckload Services, Inc. (a)	15,100	392,147
		961,667

TOTAL EQUITIES (Cost $102,663,522)		105,495,725

4

		Principal
		Amount	Market Value

SHORT-TERM INVESTMENTS — 32.3%
Cash Equivalents — 29.9% (d)
Abbey National PLC Eurodollar Time Deposit 5.270%	10/03/2006	$437,054	$437,053
Abbey National PLC Eurodollar Time Deposit 5.270%	10/04/2006	1,123,852	1,123,852
ABN Amro Bank NV Certificate of Deposit 5.305%	11/21/2006	312,181	312,182
American Beacon Money Market Fund (c)		490,998	490,998
Bank of America 5.270%	11/10/2006	624,362	624,363
Bank of America 5.300%	11/20/2006	187,309	187,309
Bank of America 5.310%	03/08/2007	624,362	624,363
Bank of Montreal Eurodollar Time Deposit 5.280%	10/16/2006	1,248,725	1,248,725
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	10/11/2006	249,745	249,745
Bank of Nova Scotia Eurodollar Time Deposit 5.290%	10/18/2006	1,873,087	1,873,087
Barclays Eurodollar Time Deposit 5.300%	11/03/2006	249,745	249,745
Barclays Eurodollar Time Deposit 5.305%	11/21/2006	936,544	936,544
Barclays Eurodollar Time Deposit 5.310%	10/20/2006	936,544	936,544
BGI Institutional Money Market Fund (c)		1,248,725	1,248,725
BNP Paribas Eurodollar Time Deposit 5.260%	10/05/2006	624,362	624,362
Branch Banker &Trust Eurodollar Time Deposit 5.270%	10/10/2006	936,544	936,544
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	10/30/2006	899,082	899,082
Commonwealth Bank of Australia Commercial Paper 5.275%	10/23/2006	998,980	998,980
Dreyfus Cash Management Plus Money Market Fund (c)		192,477	192,477
Federal Home Loan Bank Discount Note 5.177%	10/06/2006	248,510	248,510
First Tennessee National Corporation Eurodollar Time Deposit 5.300%	10/20/2006	624,362	624,362
Fortis Bank Eurodollar Time Deposit 5.280%	10/19/2006	936,544	936,544
Fortis Bank Eurodollar Time Deposit 5.300%	11/20/2006	749,235	749,235
Freddie Mac Discount Note 5.171%	10/17/2006	246,756	246,756

5

General Electric Capital Corp. Commercial Paper 5.285%	11/03/2006	$928,349	$928,349
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)		269,248	269,248
Harris NA Eurodollar Time Deposit 5.280%	11/22/2006	936,544	936,544

HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.280%	10/31/2006	936,544	936,544
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	10/02/2006	936,544	936,544
National Australia Bank Eurodollar Time Deposit 5.360%	10/02/2006	624,362	624,362
Royal Bank of Canada Eurodollar Time Deposit 5.300%	10/27/2006	936,544	936,544
Royal Bank of Canada Eurodollar Time Deposit 5.300%	11/17/2006	1,248,725	1,248,725
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	10/27/2006	624,362	624,362
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 5.300%	11/20/2006	561,926	561,926
Societe Generale Eurodollar Time Deposit 5.280%	11/01/2006	249,745	249,745
Societe Generale Eurodollar Time Deposit 5.290%	10/04/2006	1,248,725	1,248,725
Societe Generale Eurodollar Time Deposit 5.300%	10/23/2006	936,544	936,544
Standard Chartered Bank Eurodollar Time Deposit 5.280%	10/30/2006	624,362	624,362
Svenska Handlesbanken Eurodollar Time Deposit 5.350%	10/02/2006	800,414	800,414
Toronto Dominion Bank Eurodollar Term 5.265%	10/12/2006	499,490	499,490
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/05/2006	874,107	874,107
UBS AG Eurodollar Time Deposit 5.300%	10/27/2006	811,671	811,671
UBS AG Eurodollar Time Deposit 5.305%	10/02/2006	936,544	936,544
Wells Fargo Eurodollar Time Deposit 5.270%	10/17/2006	936,544	936,544
			32,921,381

Repurchase Agreement — 2.4%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		2,627,974	2,627,974

TOTAL SHORT-TERM INVESTMENTS (Cost $35,549,355)			35,549,355

6

TOTAL INVESTMENTS — 128.1% (Cost $138,212,877) (f)	$141,045,080

Other Assets/(Liabilities) — (28.1%)	(30,965,675)

NET ASSETS — 100.0%	$110,079,405

Notes to Portfolio of Investments
ADR - American Depository Receipt
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $2,628,745. Collateralized by a U.S. Government Agency obligation with a rate of 9.50%, maturity date of 10/25/2016, and an aggregate market value, including accrued interest, of $2,759,373.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Select Overseas Fund —
Portfolio of Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 96.7%
COMMON STOCK
Advertising — 1.8%
Publicis Groupe	312,000	$12,261,637
WPP Group PLC	793,530	9,809,777
		22,071,414

Apparel, Textiles & Shoes — 0.8%
Giordano International Ltd.	8,813,000	4,291,870
Next PLC	161,570	5,720,606
		10,012,476

Automotive & Parts — 6.9%
Bayerische Motoren Werke AG	354,000	18,918,209
Bridgestone Corp.	356,500	7,232,510

Compagnie Generale des Etablissements Michelin Cl. B	152,500	11,148,851
DaimlerChrysler AG Registered	433,800	21,630,591
Honda Motor Co. Ltd.	293,000	9,892,602
Toyota Motor Corp.	240,400	13,100,824
		81,923,587

Banking, Savings & Loans — 13.0%
Australia & New Zealand Banking Group Ltd.	364,300	7,266,784
Banca Intesa SpA	665,780	4,372,389
Banco Bilbao Vizcaya Argentaria SA	181,880	4,201,459
Banco Bilbao Vizcaya Argentaria SA (FRA)	243,893	5,632,436
Bangkok Bank PCL	1,049,790	3,063,061
Bank Central Asia Tbk PT	6,361,000	3,326,285
Bank of Ireland (Ireland)	801,500	15,629,625
BNP Paribas SA	67,800	7,276,728
Chinatrust Financial Holding Co.	24,427,366	18,207,577
Credit Agricole SA	327,114	14,332,417
Credit Suisse Group	294,200	16,947,444
Erste Bank der oesterreichischen Sparkassen AG	86,713	5,386,901
Julius Baer Holding AG	86,638	8,615,515
Kookmin Bank	94,000	7,358,144
Lloyds TSB Group PLC	962,000	9,691,942
Shinsei Bank Ltd.	1,148,000	7,019,089
UniCredito Italiano SpA (a)	1,183,849	9,800,248
United Overseas Bank Ltd.	685,000	7,021,549
		155,149,593

Beverages — 3.9%
Diageo PLC	1,635,527	28,821,466
Lotte Chilsung Beverage Co. Ltd.	5,830	7,887,936
Pernod-Ricard SA	48,930	10,161,756
		46,871,158

Broadcasting, Publishing & Printing — 6.2%
British Sky Broadcasting Group PLC	2,147,000	21,896,473
Gestevision Telecinco SA (a)	288,000	7,323,978
Grupo Televisa SA Sponsored ADR (Mexico)	470,010	9,992,413

The accompanying notes are an integral part of the financial statements.

1

Johnston Press PLC	1,412,000	$10,732,706
Societe Television Francaise 1 (a)	117,000	3,728,602
Trinity Mirror PLC	1,103,000	9,800,212
Vivendi SA	289,000	10,385,250
		73,859,634

Building Materials & Construction — 0.4%
Legrand SA (a)	165,350	4,584,022

Chemicals — 5.5%
Air Liquide SA	82,976	16,893,010
Akzo Nobel, Inc. (a)	174,000	10,691,770
Bayer AG	205,540	10,475,236
Givaudan SA Registered	10,100	8,054,029
Lonza Group AG Registered	98,000	6,759,889
Nitto Denko Corp.	100,200	5,964,720
Syngenta AG (b)	45,000	6,762,376
		65,601,030

Commercial Services — 2.0%
Adecco SA	296,000	17,819,310
Michael Page International PLC	177,900	1,278,138
Smiths Group PLC	307,350	5,146,183
		24,243,631

Communications — 3.4%
SK Telecom Co. Ltd	81,630	17,412,790
SK Telecom Co. Ltd. ADR (South Korea) (a)	72,500	1,713,175
Telefonaktiebolaget LM Ericsson Cl. B	1,138,010	3,925,148
Vodafone Group PLC	7,690,250	17,554,727
		40,605,840

Computer Related Services — 0.4%
Meitec Corp. (a)	148,700	4,567,821

Computers & Information — 0.9%
Canon, Inc.	213,150	11,168,527

Cosmetics & Personal Care — 2.7%
L’Oreal SA	31,590	3,201,347
Reckitt Benckiser PLC	522,408	21,600,072
Uni-Charm Corp.	128,000	7,133,755
		31,935,174

Electric Utilities — 1.2%
E.ON AG	118,330	14,036,005

Electrical Equipment & Electronics — 6.0%
Fanuc Ltd.	59,500	4,663,491
Koninklijke Philips Electronics NV	475,000	16,583,416
Omron Corp.	166,000	4,070,415
Ricoh Co. Ltd.	447,000	8,869,509
Samsung Electronics Co. Ltd.	24,068	16,948,110
Schneider Electric SA	183,324	20,398,286
		71,533,227

2

Electronics — 1.0%
Rohm Co. Ltd.	131,500	$12,251,286

Energy — 3.3%
BG Group PLC	309,138	3,760,022
BHP Billiton PLC	213,020	3,686,180
CNOOC Ltd.	5,193,000	4,322,631
Gaz De France (a)	99,500	3,952,898
Royal Dutch Shell Plc Class A Shs	276,730	9,107,743
Total SA	229,250	15,088,208
		39,917,682

Entertainment & Leisure — 1.6%
Ladbrokes PLC	871,504	6,329,722
William Hill PLC	1,031,216	12,386,177
		18,715,899

Financial Services — 4.4%
Daiwa Securities Group, Inc.	1,134,000	13,304,938
ORIX Corp.	13,360	3,712,596
Schroders PLC	21,700	377,194
UBS AG Registered	587,436	34,981,236
		52,375,964

Foods — 6.8%
Cadbury Schweppes PLC	1,427,000	15,107,955
Compass Group PLC	2,980,000	14,931,988
Nestle SA	114,050	39,619,347
Tesco PLC	1,799,237	12,096,651
		81,755,941

Household Products — 1.4%
Henkel KGaA	64,600	7,979,774
Kao Corp.	349,000	9,307,231
		17,287,005

Industrial - Diversified — 0.2%
Enodis PLC	724,400	2,355,147

Industrial Services — 0.6%
Asahi Glass Co. Ltd.	589,000	7,298,401

Insurance — 5.1%
Assicurazioni Generali SpA (a)	231,330	8,634,000
AXA SA	490,437	18,034,474
Hannover Rueckversicherungs AG (a) (b)	297,000	12,470,249
QBE Insurance Group Ltd.	298,802	5,441,847
Swiss Reinsurance	139,319	10,617,914
Willis Group Holdings Ltd.	158,000	6,004,000
		61,202,484

Medical Supplies — 0.3%
Orbotech Ltd. (b)	39,100	926,670
Synthes, Inc.	21,343	2,366,436
		3,293,106

3

Miscellaneous — 1.1%
LVMH Moet Hennessy Louis Vuitton SA (a)	124,346	$12,774,953

Oil & Gas — 0.3%
Tokyo Gas Co. Ltd. (a)	773,000	3,887,043

Pharmaceuticals — 8.6%
Actelion Ltd. (a) (b)	18,220	2,606,264
AstraZeneca PLC	63,865	3,985,264
GlaxoSmithKline PLC	1,316,590	34,989,427
Novartis AG	298,000	17,327,054
Roche Holding AG	113,632	19,595,195
Sanofi-Aventis	183,463	16,296,833
Takeda Pharmaceutical Co. Ltd.	126,000	7,880,701
		102,680,738

Retail — 4.1%
Esprit Holdings Ltd.	629,000	5,734,442
Li & Fung Ltd.	1,962,800	4,875,764
Metro AG	123,000	7,172,618
Signet Group PLC	8,871,200	18,369,478
The Swatch Group AG Cl. B	64,300	12,372,709
		48,525,011

Telecommunications — 1.0%
NTT DoCoMo, Inc.	7,870	12,138,039

Telephone Utilities — 0.9%
Fastweb (b)	10,381	469,707
Hutchison Telecommunications International Ltd. (b)	2,031,000	3,591,357
Singapore Telecommunications Ltd.	4,158,500	6,376,715
		10,437,779

Toys, Games — 0.5%
Nintendo Co. Ltd.	27,400	5,663,477

Transportation — 0.4%
Canadian National Railway Co.	111,510	4,676,729

TOTAL EQUITIES (Cost $973,212,469)		1,155,399,823

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 8.0%
Cash Equivalents — 5.3% (d)
Abbey National PLC Eurodollar Time Deposit 5.270%	10/03/2006	$846,213	$846,212
Abbey National PLC Eurodollar Time Deposit 5.270%	10/04/2006	2,175,976	2,175,976
ABN Amro Bank NV Certificate of Deposit 5.305%	11/21/2006	604,437	604,440

4

American Beacon Money Market Fund (c)		$950,658	$950,658
Bank of America 5.270%	11/10/2006	1,208,876	1,208,876
Bank of America 5.300%	11/20/2006	362,663	362,663
Bank of America 5.310%	03/08/2007	1,208,876	1,208,876
Bank of Montreal Eurodollar Time Deposit 5.280%	10/16/2006	2,417,750	2,417,750
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	10/11/2006	483,550	483,550
Bank of Nova Scotia Eurodollar Time Deposit 5.290%	10/18/2006	3,626,626	3,626,626
Barclays Eurodollar Time Deposit 5.300%	11/03/2006	483,550	483,550
Barclays Eurodollar Time Deposit 5.305%	11/21/2006	1,813,313	1,813,313
Barclays Eurodollar Time Deposit 5.310%	10/20/2006	1,813,313	1,813,313
BGI Institutional Money Market Fund (c)		2,417,750	2,417,750
BNP Paribas Eurodollar Time Deposit 5.260%	10/05/2006	1,208,876	1,208,876
Branch Banker & Trust Eurodollar Time Deposit 5.270%	10/10/2006	1,813,313	1,813,313
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	10/30/2006	1,740,781	1,740,781
Commonwealth Bank of Australia Commercial Paper 5.275%	10/23/2006	1,934,201	1,934,201
Dreyfus Cash Management Plus Money Market Fund (c)		372,671	372,671
Federal Home Loan Bank Discount Note 5.177%	10/06/2006	481,159	481,159
First Tennessee National Corporation Eurodollar Time Deposit 5.300%	10/20/2006	1,208,876	1,208,876
Fortis Bank Eurodollar Time Deposit 5.280%	10/19/2006	1,813,313	1,813,313
Fortis Bank Eurodollar Time Deposit 5.300%	11/20/2006	1,450,650	1,450,650
Freddie Mac Discount Note 5.171%	10/17/2006	477,762	477,762
General Electric Capital Corp. Commercial Paper 5.285%	11/03/2006	1,797,447	1,797,447
Goldman Sachs Financial Square Prime Obligations Money Market Fund (c)		521,311	521,311
Harris NA Eurodollar Time Deposit 5.280%	11/22/2006	1,813,313	1,813,313
HBOS Halifax Bank of Scotland Certificate of Deposit 5.280%	10/31/2006	1,813,313	1,813,313
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	10/02/2006	1,813,313	1,813,313

5

National Australia Bank Eurodollar Time Deposit 5.360%	10/02/2006	$1,208,876	$1,208,876
Royal Bank of Canada Eurodollar Time Deposit 5.300%	10/27/2006	1,813,313	1,813,313
Royal Bank of Canada Eurodollar Time Deposit 5.300%	11/17/2006	2,417,750	2,417,750
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	10/27/2006	1,208,876	1,208,876
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 5.300%	11/20/2006	1,087,988	1,087,988
Societe Generale Eurodollar Time Deposit 5.280%	11/01/2006	483,550	483,550
Societe Generale Eurodollar Time Deposit 5.290%	10/04/2006	2,417,750	2,417,750
Societe Generale Eurodollar Time Deposit 5.300%	10/23/2006	1,813,313	1,813,313
Standard Chartered Bank Eurodollar Time Deposit 5.280%	10/30/2006	1,208,876	1,208,876
Svenska Handlesbanken Eurodollar Time Deposit 5.350%	10/02/2006	1,549,742	1,549,742
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/05/2006	1,692,425	1,692,425
Toronto Dominion Bank Eurodollar Time Deposit 5.265%	10/12/2006	967,100	967,100
UBS AG Eurodollar Time Deposit 5.300%	10/27/2006	1,571,538	1,571,538
UBS AG Eurodollar Time Deposit 5.305%	10/02/2006	1,813,313	1,813,313
Wells Fargo Eurodollar Time Deposit 5.270%	10/17/2006	1,813,313	1,813,313
			63,741,575

Repurchase Agreement — 2.7%
Investors Bank & Trust Company Repurchase Agreement, dated 9/29/2006, 3.52%, due 10/02/2006 (e)		31,883,314	31,883,314

TOTAL SHORT-TERM INVESTMENTS (Cost $95,624,889)			95,624,889

TOTAL INVESTMENTS — 104.7% (Cost $1,068,837,358) (f)			$1,251,024,712

Other Assets/(Liabilities) — (4.7%)			(56,498,768)

NET ASSETS — 100.0%			$1,194,525,944

6

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)             Denotes all or a portion of security on loan. (Note 2).

(b)            Non-income producing security.

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value of $31,892,667. Collateralized by a U.S. Government Agency obligation with a rate of 6.03%, maturity date of 12/15/2034, and an aggregate market value, including accrued interest, of $33,477,480.

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Select Destination
Retirement Income Fund — Portfolio of
Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS - 100.0%
Financial Services
MassMutual Premier Core Bond Fund, Class S	4,356,138	$47,786,830
MassMutual Premier Diversified Bond Fund, Class S	4,428,738	47,874,658
MassMutual Premier Inflation Protected Bond Fund, Class S	4,882,749	50,487,624
MassMutual Premier Money Market Fund, Class S	13,286,217	13,286,217
MassMutual Premier Short-Duration Bond Fund, Class S	3,862,272	39,858,651
MassMutual Premier Small Company Opportunities Fund, Class S	971,572	15,807,473
MassMutual Select Growth Equity Fund, Class S	2,313,522	18,531,315
MassMutual Select Large Cap Value Fund, Class S	1,535,979	18,600,704
MassMutual Select Overseas Fund, Class S	1,018,883	13,214,912
		265,448,384

TOTAL MUTUAL FUNDS (Cost $260,747,317)		265,448,384

TOTAL INVESTMENTS — 100.0% (a)		265,448,384

Other Assets/(Liabilities) — 0.0%		(96,430)

NET ASSETS — 100.0%		$265,351,954

Notes to Portfolio of Investments

(a)             See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

MassMutual Select Destination
Retirement 2010 Fund — Portfolio of
Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS - 100.1%
Financial Services
MassMutual Premier Core Bond Fund, Class S	2,124,948	$23,310,679
MassMutual Premier Diversified Bond Fund, Class S	2,160,359	23,353,482
MassMutual Premier Inflation Protected Bond Fund, Class S	2,256,470	23,331,903
MassMutual Premier Money Market Fund, Class S (a)	7,777,301	7,777,301
MassMutual Premier Short-Duration Bond Fund, Class S	1,657,952	17,110,062
MassMutual Premier Small Company Opportunities Fund, Class S (a)	568,730	9,253,232
MassMutual Select Fundamental Value Fund, Class S	612,869	7,771,180
MassMutual Select Growth Equity Fund, Class S	2,128,126	17,046,293
MassMutual Select Large Cap Value Fund, Class S	770,666	9,332,761
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	424,122	6,200,659
MassMutual Select Overseas Fund, Class S	834,992	10,829,840
		155,317,392

TOTAL MUTUAL FUNDS (Cost $152,479,406)		155,317,392

TOTAL INVESTMENTS — 100.1% (b)		155,317,392

Other Assets/(Liabilities) — (0.1%)		(78,465)

NET ASSETS — 100.0%		$155,238,927

Notes to Portfolio of Investments

(a)             Non-income producing security.

(b)            See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

MassMutual Select Destination
Retirement 2020 Fund — Portfolio of
Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS - 100.0%
Financial Services
MassMutual Premier Core Bond Fund, Class S	5,896,056	$64,679,735
MassMutual Premier Diversified Bond Fund, Class S	5,494,788	59,398,660
MassMutual Premier Inflation Protected Bond Fund, Class S	6,782,740	70,133,533
MassMutual Premier Short-Duration Bond Fund, Class S	3,136,562	32,369,323
MassMutual Premier Small Company Opportunities Fund, Class S (a)	1,643,792	26,744,501
MassMutual Select Aggressive Growth Fund, Class S (a)	7,098,555	43,017,246
MassMutual Select Focused Value Fund, Class S	1,152,142	21,487,455
MassMutual Select Fundamental Value Fund, Class S	3,826,164	48,515,755
MassMutual Select Growth Equity Fund, Class S	6,039,072	48,372,965
MassMutual Select Large Cap Value Fund, Class S	4,009,412	48,553,984
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	1,838,753	26,882,576
MassMutual Select Overseas Fund, Class S	3,723,482	48,293,562
		538,449,295

TOTAL MUTUAL FUNDS (Cost $516,563,086)		538,449,295

TOTAL INVESTMENTS — 100.0% (b)		538,449,295

Other Assets/(Liabilities) — 0.0%		(204,251)

NET ASSETS — 100.0%		$538,245,044

Notes to Portfolio of Investments

(a)             Non-income producing security.

(b)            See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

MassMutual Select Destination
Retirement 2030 Fund — Portfolio of
Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS - 100.0%
Financial Services
MassMutual Premier Core Bond Fund, Class S	702,588	$7,707,392
MassMutual Premier Diversified Bond Fund, Class S	2,500,037	27,025,401
MassMutual Premier Inflation Protected Bond Fund, Class S	2,984,298	30,857,637
MassMutual Select Aggressive Growth Fund, Class S (a)	7,612,935	46,134,389
MassMutual Select Emerging Growth Fund, Class S (a)	3,336,704	19,186,048
MassMutual Select Focused Value Fund, Class S	1,029,692	19,203,752
MassMutual Select Fundamental Value Fund, Class S	3,951,435	50,104,196
MassMutual Select Growth Equity Fund, Class S	6,236,803	49,956,792
MassMutual Select Large Cap Value Fund, Class S	3,822,168	46,286,456
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	1,314,663	19,220,373
MassMutual Select Overseas Fund, Class S	3,845,399	49,874,823
MassMutual Select Small Company Value Fund, Class S (a)	1,245,880	19,124,264
		384,681,523

TOTAL MUTUAL FUNDS (Cost $359,611,515)		384,681,523

TOTAL INVESTMENTS — 100.0% (b)		384,681,523

Other Assets/(Liabilities) — 0.0%		(156,597)

NET ASSETS — 100.0%		$384,524,926

Notes to Portfolio of Investments

(a)             Non-income producing security.

(b)            See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

MassMutual Select Destination
Retirement 2040 Fund — Portfolio of
Investments

September 30, 2006 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS - 100.0%
Financial Services
MassMutual Premier Inflation Protected Bond Fund, Class S	206,913	$2,139,485
MassMutual Select Aggressive Growth Fund, Class S (a)	4,926,449	29,854,278
MassMutual Select Emerging Growth Fund, Class S (a)	2,220,921	12,770,294
MassMutual Select Focused Value Fund, Class S	685,367	12,782,090
MassMutual Select Fundamental Value Fund, Class S	2,528,943	32,066,991
MassMutual Select Growth Equity Fund, Class S	3,991,579	31,972,548
MassMutual Select Large Cap Value Fund, Class S	2,650,064	32,092,276
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	875,046	12,793,165
MassMutual Select Overseas Fund, Class S	2,461,066	31,920,030
MassMutual Select Small Company Value Fund, Class S (a)	967,469	14,850,646

TOTAL MUTUAL FUNDS (Cost $199,774,277)		213,241,803

TOTAL INVESTMENTS — 100.0% (b)		213,241,803

Other Assets/(Liabilities) — 0.0%		(86,920)

NET ASSETS — 100.0%		$213,154,883

Notes to Portfolio of Investments

(a)             Non-income producing security.

(b)            See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

Notes to Portfolio of Investments (Unaudited)

1.              The Fund

MassMutual Select Funds (the ‘‘Trust’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. The Trust consists of the following series (each individually referred to as a ‘‘Fund’’ or collectively as the ‘‘Funds’’): MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”), MassMutual Select Strategic Balanced Fund (“Strategic Balanced Fund”), MassMutual Select Diversified Value Fund (“Diversified Value Fund”), MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”), MassMutual Select Value Equity Fund (“Value Equity Fund”), MassMutual Select Large Cap Value Fund (“Large Cap Value Fund”), MassMutual Select Indexed Equity Fund (“Indexed Equity Fund”), MassMutual Select Core Opportunities Fund (“Core Opportunities Fund”), MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”), MassMutual Select Large Cap Growth Fund (“Large Cap Growth Fund”), MassMutual Select Growth Equity Fund (“Growth Equity Fund”), MassMutual Select Aggressive Growth Fund (“Aggressive Growth Fund”), MassMutual Select OTC 100 Fund (“OTC 100 Fund”), MassMutual Select Focused Value Fund (“Focused Value Fund”), MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”), MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”), MassMutual Select Small Company Value Fund (“Small Company Value Fund”), MassMutual Select Small Cap Core Equity Fund (“Small Cap Core Equity Fund”), MassMutual Select Mid Cap Growth Equity Fund (“Mid Cap Growth Equity Fund”), MassMutual Select Mid Cap Growth Equity II Fund (“Mid Cap Growth Equity II Fund”), MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”), MassMutual Select Small Company Growth Fund (“Small Company Growth Fund”), MassMutual Select Emerging Growth Fund (“Emerging Growth Fund”), MassMutual Select Overseas Fund (“Overseas Fund”), MassMutual Select Destination Retirement Income Fund (“Destination Retirement Income Fund”), MassMutual Select Destination Retirement 2010 Fund (“Destination Retirement 2010 Fund”), MassMutual Select Destination Retirement 2020 Fund (“Destination Retirement 2020 Fund”), MassMutual Select Destination Retirement 2030 Fund (“Destination Retirement 2030 Fund”) and MassMutual Select Destination Retirement 2040 Fund (“Destination Retirement 2040 Fund”).

During the reporting period, each Fund had five classes of shares: Class A, Class L, Class Y, Class S and Class N. Additionally, the Indexed Equity Fund had a sixth class of shares: Class Z. The principal economic difference among the classes is the level of service and administration fees borne by the classes. The classes of shares are offered to different types of investors, as outlined in the Trust’s Prospectus.

2.              Significant

Accounting

Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment

Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (“Trustees”), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other funds of the Trust are valued at their net asset value as reported on each business day. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information.  In addition, for each of the Trust’s foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.  All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank.  If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value.  The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan.  The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day.  As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.  The Funds receive compensation for lending their securities.  At September 30, 2006, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities on Loan	Collateral
Strategic Bond Fund	$ 13,216,506	$ 13,525,875
Strategic Balanced Fund	17,266,765	17,961,172
Diversified Value Fund	19,401,056	20,208,307
Fundamental Value Fund	77,103,084	80,504,412
Value Equity Fund	2,606,889	2,712,040
Large Cap Value Fund	67,115,748	69,130,718
Indexed Equity Fund	92,595,164	96,326,522
Core Opportunities Fund	1,681,233	1,735,952
Blue Chip Growth Fund	31,034,582	32,136,020
Large Cap Growth Fund	2,350,211	2,414,514
Growth Equity Fund	42,618,400	44,146,313
Aggressive Growth Fund	45,664,751	47,066,938
OTC 100 Fund	6,355,488	6,562,344
Focused Value Fund	92,366,377	95,908,662
Small Cap Value Equity Fund	1,305,400	1,371,419
Small Company Value Fund	136,986,968	142,348,187
Small Cap Core Equity Fund	1,060,895	1,111,507
Mid Cap Growth Equity Fund	16,249,943	16,785,094
Mid Cap Growth Equity II Fund	173,334,537	179,496,422
Small Cap Growth Equity Fund	162,250,850	169,214,279
Small Company Growth Fund	39,716,453	41,566,815
Emerging Growth Fund	31,514,347	32,921,381
Overseas Fund	59,486,542	63,741,575

For each Fund the amount of securities on loan indicated in the table above may not correspond with the securities on loan identified on the Portfolio of Investments because securities with pending sales are in process of recall from the brokers.  At September 30, 2006, the Funds listed below had securities on loan with pending sales:

Market Value of Pending Sales
Growth Equity Fund	$ 242,880
Emerging Growth Fund	527,670

Repurchase

Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Funds and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for

Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method.  Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis.  Dividend income is recorded on the ex-dividend date.

Foreign Currency

Translation

The books and records of the Funds are maintained in U.S. dollars.  The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.  Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions.  The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign

Currency

Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of open forward foreign currency contracts for the Strategic Balanced Fund and the Strategic Bond Fund at September 30, 2006, is as follows:

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)

Strategic Balanced Fund
BUYS
11/07/06	Australian Dollar	623,795	$ 478,014	$ 464,838	$ (13,176)
11/07/06	Canadian Dollar	306,575	270,089	274,477	4,388
					$ (8,788)

SELLS
11/07/06	Australian Dollar	623,794	470,621	464,838	5,784
11/07/06	Canadian Dollar	614,773	541,073	550,407	(9,334)
11/07/06	Euro	322,810	412,219	410,157	2,062
					(1,488)

Strategic Bond Fund
BUYS
11/7/06	Australian Dollar	734,839	562,877	547,586	(15,291)
					(15,291)
SELLS
11/07/06	Australian Dollar	734,839	553,981	547,586	6,395
11/07/06	Canadian Dollar	307,386	270,537	275,204	(4,667)
11/07/06	Euro	712,885	906,030	905,779	251
					1,979

Delayed Delivery

Transactions,

When Issued

Securities, and

Forward

Commitments

Each Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

At summary of open obligations for the Strategic Bond Fund under these forward commitments at September 30, 2006 is as follows:

Forward Commitment Contracts to Buy	Expiration of Contracts	Aggregate Face Value of Contracts	Cost	Market Value	Unrealized Appreciation (Depreciation)

Strategic Bond Fund
FNMA TBA
4.0% 10/01/2021	Oct-06	$ 3,000,000	$ 2,813,438	$ 2,828,672	$ 15,234
5.5% 10/01/2021	Oct-06	7,000,000	6,966,094	6,997,813	31,719
					$ 46,953

Financial Futures

Contracts

The Funds may purchase and sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities.  Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield.  Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.  Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.  Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses.  When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Strategic Bond Fund, Strategic Balanced Fund, Indexed Equity Fund, Growth Equity Fund, OTC 100 Fund and the Small Cap Value Equity Fund at September 30, 2006 is as follows:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Strategic Bond Fund
BUYS
5	90 Day Euro	3/19/2007	$ 1,185,313	$ (200)
12	90 Day Euro	3/17/2008	2,857,050	9,915
17	90 Day Euro	12/18/2006	4,023,263	2,003
177	U.S. Treasury Note 5 Year	12/30/2006	18,676,266	75,474
10	U.S. Long Bond Future	12/30/2006	1,124,063	1,606
				$ 88,798
SELLS
8	90 Day Euro	9/15/2008	1,903,800	(2,690)
141	U.S. Treasury Note 10 Year	12/29/2006	15,236,813	(116,697)
				$ (119,387)

				$ (30,589)

Strategic Balanced Fund
BUYS
2	90 Day Euro	03/19/07	474,125	(85)
8	90 Day Euro	03/17/08	1,904,700	6,610
7	90 Day Euro	12/18/06	1,656,638	965
66	U.S. Treasury Note 5 Year	12/30/06	6,964,031	23,654
				$ 31,144

SELLS
2	90 Day Euro	09/15/08	475,950	(673)
52	U.S. Treasury Note 10 Year	12/29/06	5,619,250	(42,010)
				$ (42,683)

				$ (11,539)

Indexed Equity Fund
BUYS
109	S&P 500 Index	12/14/06	36,662,150	488,682

Growth Equity Fund
BUYS
41	S&P 500 Index	12/14/06	13,790,350	344,748

OTC 100 Fund
BUYS	Nasdaq 100	12/15/06	1,169,875	24,052
35

Small Cap Value Equity Fund
BUYS
10	Russell Mini	12/15/2006	732,100	18,672

Options

The Funds may purchase put and call options.  By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price.  In return for this right, a Fund pays the current market price for the option (known as the option premium).  Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates and futures contracts.  A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option.  A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists.  If the option is allowed to expire, a Fund will lose the entire premium it paid.  Premiums paid for purchasing options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price.  If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially.  However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price.  A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall.  At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.  See the Portfolio of Investments of the Strategic Bond Fund and Strategic Balanced Fund for open purchased option contracts as of September 30, 2006.

The Funds may also “write” put and call options.  When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser.  In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it.  A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price.  If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received.  If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price.  If security prices fall, the put writer would expect to suffer a loss.  This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option.  The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall.  Through receipt of the option premium a call writer offsets part of the effect of a price increase.  At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investments to determine the realized gain or loss.

A summary of open written option contracts for the Strategic Bond Fund and the Strategic Balanced Fund at September 30, 2006, is as follows:

Strategic Bond Fund

Notional Amount	Expiration Date	Description	Premiums	Market Value
$ 50,000	12/15/2006	Call - 1 Year Euro	$ 4,663	$ 3,125
35,000	12/15/2006	Call - 1 Year Euro	3,343	5,075
17,500	12/15/2006	Put - 1 Year Euro	1,278	1,356
17,500	3/19/2007	Call - IMM Euro Future	1,190	963
62,500	3/19/2007	Put - IMM Euro Future	3,538	3,750
35,000	12/18/2006	Call - IMM Euro Future	1,768	875
17,500	12/18/2006	Put - IMM Euro Future	1,190	131
30,000	11/21/2006	Call - 5 Year U.S. Treasury Note Future	10,537	34,219
70,000	2/23/2007	Call - 10 Year U.S. Treasury Note Future	40,415	32,813
19,000	2/23/2007	Call - 10 Year U.S. Treasury Note Future	10,482	14,547
8,000	2/23/2007	Call - 10 Year U.S. Treasury Note Future	1,085	1,000
6,000	2/23/2007	Put - 1 Year U.S. Treasury Note Future	3,626	4,031
57,000	2/23/2007	Put - 10 Year U.S. Treasury Note Future	21,981	22,266
68,000	11/21/2006	Call - 10 Year U.S. Treasury Note Future	20,301	20,187
63,000	11/21/2006	Call - 10 Year U.S. Treasury Note Future	30,591	82,687
90,000	11/21/2006	Call - 10 Year U.S. Treasury Note Future	39,191	61,874
11,000	11/21/2006	Put - 10 Year U.S. Treasury Note Future	3,789	172
18,000	11/21/2006	Put - 10 Year U.S. Treasury Note Future	3,847	563
13,000	2/23/2007	Call - U.S. Treasury Bond Future	13,950	10,766
29,000	2/23/2007	Put - U.S. Treasury Bond Future	18,933	18,578
7,000	11/21/2006	Call - U.S. Treasury Bond Future	4,184	8,750
24,000	11/21/2006	Call - U.S. Treasury Bond Future	15,318	10,500
34,000	11/21/2006	Put - U.S. Treasury Bond Future	14,549	531
18,000	11/21/2006	Put - U.S. Treasury Bond Future	8,019	281
17,000	11/21/2006	Put - U.S. Treasury Bond Future	7,149	1,063
21,000	11/21/2006	Put - U.S. Treasury Bond Future	14,567	2,625
4,000	11/21/2006	Put - U.S. Treasury Bond Future	2,230	1,938
			$ 301,714	$ 344,666

Transactions in options written during the period ended September 30, 2006  were as follows:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2005	257	$ 153,125
Options written	2,041	929,904
Options terminated in closing purchase transactions	(1,597)	(781,315)
Options outstanding at September 30, 2006	701	$ 301,714

Strategic Balanced Fund

Notional Amount	Expiration Date	Description	Premiums	Market Value
$ 28,000	2/23/2007	Call - 10 Year U.S. Treasury Note Future	$ 16,141	$ 13,125
7,000	2/23/2007	Call - 10 Year U.S. Treasury Note Future	3,887	5,359
3,000	2/23/2007	Put - 10 Year U.S. Treasury Note Future	407	375
2,000	2/23/2007	Put - 1 Year U.S. Treasury Note Future	1,209	1,344
21,000	2/23/2007	Put - 10 Year U.S. Treasury Note Future	8,161	8,203
26,000	11/21/2006	Put - 10 Year U.S. Treasury Note Future	7,589	7,719
25,000	11/21/2006	Call - 10 Year U.S. Treasury Note Future	12,234	32,813
36,000	11/21/2006	Call - 10 Year U.S. Treasury Note Future	15,711	24,750
5,000	11/21/2006	Put - 10 Year U.S. Treasury Note Future	1,725	78
7,000	11/21/2006	Put - 10 Year U.S. Treasury Note Future	1,496	219
6,000	2/23/2007	Call - U.S. Treasury Bond Future	6,437	4,969
15,000	2/23/2007	Put - U.S. Treasury Bond Future	9,878	9,609
3,000	11/21/2006	Call - U.S. Treasury Bond Future	1,766	3,750
10,000	11/21/2006	Call - U.S. Treasury Bond Future	6,356	4,375
14,000	11/21/2006	Put - U.S. Treasury Bond Future	6,024	219
7,000	11/21/2006	Put - U.S. Treasury Bond Future	3,106	109
7,000	11/21/2006	Put - U.S. Treasury Bond Future	2,934	438
7,000	11/21/2006	Put - U.S. Treasury Bond Future	4,855	875
2,000	11/21/2006	Put - U.S. Treasury Bond Future	1,115	969
20,000	12/15/2006	Call - 1 Year Euro	1,872	1,250
15,000	12/15/2006	Put - 1 Year Euro	1,433	2,175
7,500	12/15/2006	Put - 1 Year Euro	548	581
7,500	3/19/2007	Call - IMM Euro Future	510	412
25,000	9/19/2007	Put - IMM Euro Future	1,413	1,500
15,000	12/18/2006	Call - IMM Euro Future	758	375
7,500	12/18/2006	Put - IMM Euro Future	510	56
13,000	11/21/2006	Call - 5 Year U.S. Treasury Note Future	4,560	14,828
			$ 122,635	$ 140,475

Transactions in options written during the period ended September 30, 2006  were as follows:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2005	233	$ 138,098
Options written	928	439,422
Options terminated in closing purchase transactions	(878)	(454,885)
Options outstanding at September 30, 2006	283	$ 122,635

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trust.

Swaps

The Funds may engage in swap transactions, including, but not limited to, interest rate, currency, credit default, indices, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on swaps (collectively defined as “swap transactions”).

Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuation, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. A Fund will not sell interest rate caps, floors or collars if it does not own securities with coupons which provide the interest that a Fund may be required to pay.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years.  In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index.  The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates.  The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates.  The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit.  Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar.  If the Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid.  When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars.  If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement.  If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund’s accrued obligation under the agreement.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument.  When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

A summary of open swap agreements for the Strategic Balanced Fund at September 30, 2006, is as follows:

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
$200,000	3/20/10	Agreement with Goldman Sachs dated 10/18/04 to receive 0.50% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the CDX.NA.IG FIN.3 IBOXX Index.	$1,468
200,000	3/20/15	Agreement with Goldman Sachs dated 10/18/04 to receive 0.70% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the CDX.NA.IG FIN.3 IBOXX Index.	5,031
400,000	12/20/09	Agreement with Deutsche Bank AG dated 11/01/04 to receive 0.215% per year times the notional amount. The Fund makes payment only upon a default event of FNMA Senior Debt, 6.00%, due 5/15/2011.	2,100

100,000	3/20/15	Agreement with Deutsche Bank AG dated 1/31/05 to receive 3.51% per year times the notional amount. The Fund makes payment only upon a default event of General Motors, 8.375%, due 7/15/33.	(10,443)
100,000	3/20/15	Agreement with Deutsche Bank AG dated 1/31/05 to receive 2.93% per year times the notional amount. The Fund makes payment only upon a default event of Ford Motor Company Debt Obligation, 7.45%, due 7/16/31.	(18,039)
100,000	3/20/10	Agreement with Deutsche Bank AG dated 2/2/05 to receive 1.25% per year times the notional amount. The Fund makes payment only upon a default event of Eastman Kodak Co. Debt Obligation, 7.25%, due 11/15/13.	(1,567)
45,000	1/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of Morgan Stanley Capital I Trust, Series 2005-WMC1, Class B2.	(40)
45,000	2/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.25% per year times the notional amount. The Fund receives payment only upon a default event of Fremont Home Loan Trust, Series 2005-A, Class M8.	—
45,000	4/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.45% per year times the notional amount. The Fund receives payment only upon a default event of Aames Mortgage Investment Trust, Series 2005-1, Class M8.	(136)
45,000	2/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.20% per year times the notional amount. The Fund receives payment only upon a default event of Fremont Home Loan Trust, Series 2005-A, Class M9.	180
45,000	1/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Morgan Stanley Capital I, Series 2005-WMC1, Class B3.	715
45,000	4/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Aames Mortgage Investment Trust, Series 2005-1, Class M9.	347
45,000	10/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Series 2005-NC1, Class B3.	217
45,000	10/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Series 2005-NC1, Class B2.	135

45,000	9/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Series 2005-WMC1, Class B3.	192
45,000	1/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.40% per year times the notional amount. The Fund receives payment only upon a default event of People’s Choice Home Loan Securities Trust, Series 2005-1, Class B2.	58
45,000	1/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.25% per year times the notional amount. The Fund receives payment only upon a default event of Long Beach Mortgage Loan Trust, Series 2005-1, Class M8.	85
45,000	3/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of New Century Home Equity Loan Trust, Series 2005-1, Class M9.	220
45,000	1/25/36	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Park Place Securities, Inc., Series 2005-WCH1, Class M9.	285
45,000	11/25/34	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.40% per year times the notional amount. The Fund receives payment only upon a default event of Argent Securities, Inc., Series 2004-W11, Class M9.	207
45,000	2/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Long Beach Mortgage Loan Trust, Series 2005-1, Class M9.	42
45,000	1/25/34	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.35% per year times the notional amount. The Fund receives payment only upon a default event of Park Place Securities, Inc., Series 2005-WCH1, Class M8.	590
45,000	11/25/34	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Argent Securities, Inc., Series 2004-W11, Class M10.	44

45,000	3/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of New Century Home Equity Loan Trust, Series 2005-1, Class M8.	136
45,000	3/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.45% per year times the notional amount. The Fund receives payment only upon a default event of Aegis Asset Backed Securities Trust, Series 2005-1, Class B2.	—
45,000	3/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Aegis Asset Backed Securities Trust, Series 2005-1, Class B3.	250
45,000	9/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC1, Class B2.	120
45,000	1/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of People’s Choice Home Loan Securities Trust, Series 2005-1, Class B3.	39
45,000	6/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.35% per year times the notional amount. The Fund receives payment only upon a default event of Novastar Home Equity Loan Trust, Series 2005-1, Class B2.	(86)
45,000	6/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Novastar Home Equity Loan Trust, Series 2005-1, Class B3.	34
45,000	2/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of ACE Securities Corp., Series 2005-HE1, Class M8.	46
45,000	11/25/34	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.40% per year times the notional amount. The Fund receives payment only upon a default event of Finance America Mortgage Loan, Series 2004-3, Class M8.	(136)
45,000	2/25/35	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.20% per year times the notional amount. The Fund receives payment only upon a default event of ACE Securities Corp., Series 2005-HE1, Class M9.	379

45,000	11/25/34	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Finance America Mortgage Loan, Series 2004-3, Class M9.	359
45,000	12/25/34	Agreement with Deutsche Bank AG dated 2/18/05 to pay 1.25% per year times the notional amount. The Fund receives payment only upon a default event of MASTR Asset Backed Securities, Series 2005-NC1, Class M8.	398
45,000	12/25/34	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.20% per year times the notional amount. The Fund receives payment only upon a default event of MASTR Asset Backed Securities, Series 2005-NC1, Class M9.	482
117,273	6/20/10	Agreement with Goldman Sachs dated 4/06/05 to receive 4.00% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the CDX.NA.HY.3 B IBOXX Index.	4,750
100,000	6/20/10	Agreement with Goldman Sachs dated 5/03/05 to receive 4.75% per year times the notional amount. The Fund makes payment only upon a default event of Ford Motor Credit Company, 7.00%, due 10/01/13.	4,118
500,000	6/20/10	Agreement with Goldman Sachs dated 5/11/05 to receive 0.40% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the CDX.NA.IG.4 IBOXX Index.	1,063
1,200,000	6/20/10	Agreement with Goldman Sachs dated 5/13/05 to receive 0.40% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the CDX.NA.IG.4 IBOXX Index.	2,552
60,000	9/20/10	Agreement with Deutsche Bank AG dated 7/27/05 to receive 2.30% per year times the notional amount. The Fund makes payment only upon a default event of Eastman Kodak Company, 7.25%, due 11/15/13	672
Interest Rate Swaps
4,170,000 USD	1/10/08	Agreement with Deutsche Bank AG dated 1/06/05 to receive the notional amount multiplied by 3.754% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(76,247)
2,510,000 USD	6/17/10	Agreement with Deutsche Bank AG dated 6/15/05 to receive the notional amount multiplied by 4.313% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(62,738)
			$(142,118)

Foreign

Securities

The Overseas Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

3.              Federal Income

Tax Information

At September 30, 2006, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal	Tax Basis	Tax Basis	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	(Depreciation)	(Depreciation)
Strategic Bond Fund	$234,821,152	$1,112,630	$(1,181,848)	$(69,218)
Strategic Balanced Fund	226,700,437	21,085,029	(3,698,643)	17,386,386
Diversified Value Fund	391,633,806	72,942,083	(3,961,333)	68,980,750
Fundamental Value Fund	1,155,571,619	220,415,964	(18,236,451)	202,179,513
Value Equity Fund	98,799,700	5,314,999	(1,296,641)	4,018,358
Large Cap Value Fund	1,261,599,119	399,018,210	(18,864,887)	380,153,323
Indexed Equity Fund	1,876,302,047	469,709,711	(174,816,229)	294,893,482
Core Opportunities Fund	17,935,817	863,196	(596,426)	266,770
Blue Chip Growth Fund	425,573,480	38,814,849	(12,678,082)	26,136,767
Large Cap Growth Fund	37,542,190	3,294,710	(1,198,807)	2,095,903
Growth Equity Fund	863,582,818	37,987,244	(23,934,312)	14,052,932
Aggressive Growth Fund	621,005,494	90,159,151	(36,554,021)	53,605,130
OTC 100 Fund	52,060,280	9,420,595	(3,753,678)	5,666,917
Focused Value Fund	896,322,478	146,772,212	(17,929,280)	128,842,932
Mid Cap Value Fund	5,073,399	260,096	(31,981)	228,115
Small Cap Value Equity Fund	24,755,388	910,460	(736,887)	173,573
Small Company Value Fund	823,333,447	116,902,544	(28,709,292)	88,193,252
Small Cap Core Equity Fund	12,472,467	636,566	(435,923)	200,643
Mid Cap Growth Equity Fund	163,164,866	18,263,178	(5,825,727)	12,437,452
Mid Cap Growth Equity II Fund	1,248,924,136	247,147,753	(48,713,095)	198,434,658
Small Cap Growth Equity Fund	690,414,634	115,758,149	(25,138,686)	90,619,463
Small Company Growth Fund	192,697,018	17,983,413	(11,627,482)	6,355,931
Emerging Growth Fund	138,212,877	6,441,636	(3,609,433)	2,832,203
Overseas Fund	1,068,837,358	198,901,498	(16,714,144)	182,187,354
Destination Retirement Income Fund	260,747,317	5,482,872	(781,804)	4,701,067
Destination Retirement 2010 Fund	152,479,406	3,331,858	(493,872)	2,837,986
Destination Retirement 2020 Fund	516,563,086	23,450,548	(1,564,339)	21,886,209
Destination Retirement 2030 Fund	359,611,515	25,452,359	(382,351)	25,070,008
Destination Retirement 2040 Fund	199,774,277	13,976,564	(509,038)	13,467,526

4. Investment in

Affiliated Issuers

A summary of the Fund’s transactions in the securities of these issuers during the period ended September 30, 2006, is as follows:

	Value,			Value,		Realized
	beginning		Sales	end of	Dividend	Gains
	of period	Purchases	Proceeds	period	Income	Distributions
Destination Retirement Income Fund
Core Bond Fund, Class S(*)	$45,547,414	$5,646,782	$4,664,611	$47,786,830	$—	$—
Diversified Bond Fund, Class S(*)	45,546,685	5,649,301	4,687,248	47,874,658	—	—
Inflation-Protected Bond Fund, Class S(*)	48,169,902	7,174,318	5,557,116	50,487,624	—	—
Money Market Fund, Class S(*)	12,663,884	2,036,331	1,453,939	13,286,217	42,707	—
Short-Duration Bond Fund, Class S(*)	37,991,653	4,683,983	4,078,358	39,858,651	—	—
Small Company Opportunities Fund, Class S(*)	15,075,307	3,344,265	2,809,361	15,807,473	—	—
Growth Equity Fund, Class S	17,621,789	3,538,034	2,302,395	18,531,315	—	—
Large Cap Value Fund, Class S	17,667,341	2,319,605	2,547,506	18,600,704	—	—
Overseas Fund, Class S	12,629,689	1,856,374	3,369,975	13,214,912	—	—
Totals	$252,913,664	$36,248,993	$31,470,509	$265,448,384	$42,707	$—

	Value,			Value,		Realized
	beginning		Sales	end of	Dividend	Gains
	of period	Purchases	Proceeds	period	Income	Distributions
Destination Retirement 2010 Fund
Core Bond Fund, Class S(*)	$16,312,284	$8,501,326	$2,111,995	$23,310,679	$—	$—
Diversified Bond Fund, Class S(*)	16,312,023	8,522,912	2,136,240	23,353,482	—	—
Inflation-Protected Bond Fund, Class S(*)	16,343,519	8,993,755	2,384,702	23,331,903	—	—
Money Market Fund, Class S(*)	5,442,509	3,057,574	739,733	7,777,301	110,921	—
Short-Duration Bond Fund, Class S(*)	11,973,520	6,190,255	1,546,304	17,110,062	—	—
Small Company Opportunities Fund, Class S(*)	6,478,866	4,078,769	1,292,807	9,253,232	—	—
Fundamental Value Fund, Class S	5,418,368	2,761,325	1,214,828	7,771,180	—	—
Growth Equity Fund, Class S	11,900,833	7,118,104	1,704,112	17,046,293	—	—
Large Cap Value Fund, Class S	6,508,140	3,351,156	1,035,625	9,332,761	—	—
Mid Cap Growth Equity II Fund, Class S	4,333,188	2,638,526	761,997	6,200,659	—	—
Overseas Fund, Class S	7,598,942	4,064,387	2,260,292	10,829,840	—	—
Totals	$108,622,192	$59,278,089	$17,188,635	$155,317,392	$110,921	$—

	Value,			Value,		Realized
	beginning		Sales	end of	Dividend	Gains
	of period	Purchases	Proceeds	period	Income	Distributions
Destination Retirement 2020 Fund
Core Bond Fund, Class S(*)	$51,562,379	$15,226,155	$3,790,896	$64,679,735	$—	$—
Diversified Bond Fund, Class S(*)	47,264,758	14,007,396	3,539,455	59,398,660	—	—
Inflation-Protected Bond Fund, Class S(*)	55,966,144	18,061,856	4,948,000	70,133,533	—	—
Short-Duration Bond Fund, Class S(*)	25,805,268	7,388,592	1,789,696	32,369,323	—	—
Small Company Opportunities Fund, Class S(*)	21,332,790	7,833,231	2,581,406	26,744,501	—	—
Aggressive Growth Fund, Class S	34,201,822	14,279,212	2,026,535	43,017,246	—	—
Focused Value Fund, Class S	17,103,860	4,937,647	2,270,021	21,487,455	—	—
Fundamental Value Fund, Class S	38,536,302	9,920,185	5,336,131	48,515,755	—	—
Growth Equity Fund, Class S	38,473,048	13,135,209	2,465,426	48,372,965	—	—
Large Cap Value Fund, Class S	38,572,429	10,289,266	3,111,556	48,553,984	—	—
Mid Cap Growth Equity II Fund, Class S	21,401,618	7,374,676	1,992,758	26,882,576	—	—
Overseas Fund, Class S	38,603,457	11,044,740	8,288,528	48,293,562	—	—
Totals	$428,823,875	$133,498,165	$42,140,408	$538,449,295	$—	$—

	Value,			Value,		Realized
	beginning		Sales	end of	Dividend	Gains
	of period	Purchases	Proceeds	period	Income	Distributions
Destination Retirement 2030 Fund
Core Bond Fund, Class S(*)	$5,943,403	$2,147,117	$583,635	$7,707,392	$—	$—
Diversified Bond Fund, Class S(*)	20,801,577	7,538,414	2,072,562	27,025,401	—	—
Inflation-Protected Bond Fund, Class S(*)	23,819,124	9,277,299	2,708,796	30,857,637	—	—
Aggressive Growth Fund, Class S	35,480,786	16,224,268	1,842,106	46,134,389	—	—
Emerging Growth Fund, Class S	14,751,544	7,241,265	1,738,630	19,186,048	—	—
Focused Value Fund, Class S	14,786,212	4,611,452	1,705,447	19,203,752	—	—
Fundamental Value Fund, Class S	38,496,730	11,330,129	5,224,725	50,104,196	—	—
Growth Equity Fund, Class S	38,433,519	14,603,411	2,213,397	49,956,792	—	—
Large Cap Value Fund, Class S	35,568,767	11,275,793	3,198,573	46,286,456	—	—
Mid Cap Growth Equity II Fund, Class S	14,801,288	5,478,397	1,088,718	19,220,373	—	—
Overseas Fund, Class S	38,563,839	12,868,871	8,637,638	49,874,823	—	—
Small Company Value Fund, Class S	14,811,068	5,434,454	2,021,064	19,124,264	—	—
Totals	$296,257,857	$108,030,870	$33,035,291	$384,681,523	$—	$—

	Value,			Value,		Realized
	beginning		Sales	end of	Dividend	Gains
	of period	Purchases	Proceeds	period	Income	Distributions
Destination Retirement 2040 Fund
Inflation-Protected Bond Fund, Class S(*)	$1,712,999	$780,225	$386,460	$2,139,485	$—	$—
Aggressive Growth Fund, Class S	23,815,361	12,177,111	3,327,839	29,854,278	—	—
Emerging Growth Fund, Class S	10,184,380	5,496,493	2,075,929	12,770,294	—	—
Focused Value Fund, Class S	10,208,346	3,630,422	2,059,439	12,782,090	—	—
Fundamental Value Fund, Class S	25,555,818	8,880,328	6,060,939	32,066,991	—	—
Growth Equity Fund, Class S	25,513,800	10,979,316	3,703,779	31,972,548	—	—
Large Cap Value Fund, Class S	25,579,816	9,565,891	4,933,836	32,092,276	—	—
Mid Cap Growth Equity II Fund, Class S	10,218,769	4,209,657	1,587,469	12,793,165	—	—
Overseas Fund, Class S	25,600,427	9,893,397	8,356,223	31,920,030	—	—
Small Company Value Fund, Class S	11,929,785	4,826,173	2,599,596	14,850,646	—	—
Totals	$170,319,501	$70,439,013	$35,091,509	$213,241,803	$—	$—

*                    MassMutual Premier Funds

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By	/s/ Frederick C. Castellani
Frederick C. Castellani, President and Principal Executive Officer
Date	11/21/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Frederick C. Castellani
Frederick C. Castellani, President and Principal Executive Officer
Date	11/21/06

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	11/21/06